UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock Diversified Fixed Income Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index 2070 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Diversified Fixed Income Fund
Institutional Shares | BDVIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.24%
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 6.39%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The Fund’s benchmark replication strategies made the largest contribution to absolute performance. Relative value positioning in the intermediate-term portion of the yield curve also helped results, as did the Fund’s investments in total return seeking bonds.
The Fund used derivatives, including financial futures, swaps, and foreign currency transactions, to manage risk and/or take outright views on equities, interest rates, credit risk and/or currencies. The use of derivatives as opposed to direct investments in securities did not have a material impact on performance. The Fund’s cash position had no material impact on performance
What detracted from performance?
The Fund’s relative-value positions in the short-term portion of the yield curve detracted, as did the Fund’s investments in core alpha bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 18, 2023 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	6.39%	3.72%
Bloomberg U.S. Aggregate Bond Index	6.16	3.53
Key Fund statistics
Net Assets	$1,272,519,927
Number of Portfolio Holdings	4,429
Net Investment Advisory Fees	$1,575,535
Portfolio Turnover Rate	567%
The Fund commenced operations on January 18, 2023.
Performance shown prior to the Institutional Shares inception date of September 19, 2023 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	39.8%
Corporate Bonds	28.6%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	10.6%
Asset-Backed Securities	5.6%
Foreign Agency Obligations	1.2%
Municipal Bonds	0.3%
Common Stocks	0.1%
Floating Rate Loan Interests	0.1%
Capital Trusts	0.1%
Preferred Stocks	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.5%
AA/Aa	2.4%
A	9.7%
BBB/Baa	18.2%
BB/Ba	3.8%
B	1.4%
CCC/Caa	0.6%
CC	0.1%
C	0.1%
N/R	6.2%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
Effective February 28, 2025, BlackRock (Singapore) Limited (“BSL”) became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BSL and BlackRock Fund Advisors.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Fixed Income Fund
Institutional Shares | BDVIX
Annual Shareholder Report — October 31, 2025
BDVIX-10/25-AR

BlackRock Diversified Fixed Income Fund
Class K Shares | BDVFX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14	0.14%
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 6.47%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The Fund’s benchmark replication strategies made the largest contribution to absolute performance. Relative value positioning in the intermediate-term portion of the yield curve also helped results, as did the Fund’s investments in total return seeking bonds.
The Fund used derivatives, including financial futures, swaps, and foreign currency transactions, to manage risk and/or take outright views on equities, interest rates, credit risk and/or currencies. The use of derivatives as opposed to direct investments in securities did not have a material impact on performance. The Fund’s cash position had no material impact on performance
What detracted from performance?
The Fund’s relative-value positions in the short-term portion of the yield curve detracted, as did the Fund’s investments in core alpha bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 18, 2023 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	6.47%	3.82%
Bloomberg U.S. Aggregate Bond Index	6.16	3.53
Key Fund statistics
Net Assets	$1,272,519,927
Number of Portfolio Holdings	4,429
Net Investment Advisory Fees	$1,575,535
Portfolio Turnover Rate	567%
The Fund commenced operations on January 18, 2023.
On the close of business on September 18, 2023, all of the issued and outstanding shares of the Fund were redesignated as Class K Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	39.8%
Corporate Bonds	28.6%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	10.6%
Asset-Backed Securities	5.6%
Foreign Agency Obligations	1.2%
Municipal Bonds	0.3%
Common Stocks	0.1%
Floating Rate Loan Interests	0.1%
Capital Trusts	0.1%
Preferred Stocks	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.5%
AA/Aa	2.4%
A	9.7%
BBB/Baa	18.2%
BB/Ba	3.8%
B	1.4%
CCC/Caa	0.6%
CC	0.1%
C	0.1%
N/R	6.2%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
Effective February 28, 2025, BlackRock (Singapore) Limited (“BSL”) became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BSL and BlackRock Fund Advisors.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Fixed Income Fund
Class K Shares | BDVFX
Annual Shareholder Report — October 31, 2025
BDVFX-10/25-AR

BlackRock LifePath® ESG Index 2030 Fund
Institutional Shares | LENIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 13.63%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	13.63%	8.22%	7.35%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2030 Fund Custom Benchmark	13.77	8.39	7.52
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$15,692,417
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	27%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.8%
Fixed-Income Funds	48.1%
Money Market Funds	15.8%
Liabilities in Excess of Other Assets	(15.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Institutional Shares | LENIX
Annual Shareholder Report — October 31, 2025
LENIX-10/25-AR

BlackRock LifePath® ESG Index 2030 Fund
Investor A Shares | LENAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.35%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 13.32%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	13.32%	7.97%	7.09%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2030 Fund Custom Benchmark	13.77	8.39	7.52
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$15,692,417
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	27%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.8%
Fixed-Income Funds	48.1%
Money Market Funds	15.8%
Liabilities in Excess of Other Assets	(15.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Investor A Shares | LENAX
Annual Shareholder Report — October 31, 2025
LENAX-10/25-AR

BlackRock LifePath® ESG Index 2030 Fund
Class K Shares | LENKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 13.67%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	13.67%	8.27%	7.40%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2030 Fund Custom Benchmark	13.77	8.39	7.52
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$15,692,417
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	27%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.8%
Fixed-Income Funds	48.1%
Money Market Funds	15.8%
Liabilities in Excess of Other Assets	(15.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Class K Shares | LENKX
Annual Shareholder Report — October 31, 2025
LENKX-10/25-AR

BlackRock LifePath® ESG Index 2035 Fund
Institutional Shares | LEJIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10(a)	0.09%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 15.57%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	15.57%	9.99%	8.95%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2035 Fund Custom Benchmark	15.54	10.08	9.04
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$14,528,945
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	12%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.0%
Money Market Funds	37.3%
Fixed-Income Funds	36.0%
Liabilities in Excess of Other Assets	(37.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Institutional Shares | LEJIX
Annual Shareholder Report — October 31, 2025
LEJIX-10/25-AR

BlackRock LifePath® ESG Index 2035 Fund
Investor A Shares | LEJAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.34%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 15.30%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	15.30%	9.72%	8.69%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2035 Fund Custom Benchmark	15.54	10.08	9.04
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$14,528,945
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	12%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.0%
Money Market Funds	37.3%
Fixed-Income Funds	36.0%
Liabilities in Excess of Other Assets	(37.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Investor A Shares | LEJAX
Annual Shareholder Report — October 31, 2025
LEJAX-10/25-AR

BlackRock LifePath® ESG Index 2035 Fund
Class K Shares | LEJKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 15.59%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	15.59%	10.05%	9.01%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2035 Fund Custom Benchmark	15.54	10.08	9.04
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$14,528,945
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	12%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.0%
Money Market Funds	37.3%
Fixed-Income Funds	36.0%
Liabilities in Excess of Other Assets	(37.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Class K Shares | LEJKX
Annual Shareholder Report — October 31, 2025
LEJKX-10/25-AR

BlackRock LifePath® ESG Index 2040 Fund
Institutional Shares | LEKIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 17.18%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	17.18%	11.72%	10.51%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2040 Fund Custom Benchmark	17.25	11.66	10.46
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$25,711,632
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	20%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.2%
Fixed-Income Funds	24.5%
Money Market Funds	18.4%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Institutional Shares | LEKIX
Annual Shareholder Report — October 31, 2025
LEKIX-10/25-AR

BlackRock LifePath® ESG Index 2040 Fund
Investor A Shares | LEKAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.33%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 16.85%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	16.85%	11.43%	10.23%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2040 Fund Custom Benchmark	17.25	11.66	10.46
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$25,711,632
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	20%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.2%
Fixed-Income Funds	24.5%
Money Market Funds	18.4%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Investor A Shares | LEKAX
Annual Shareholder Report — October 31, 2025
LEKAX-10/25-AR

BlackRock LifePath® ESG Index 2040 Fund
Class K Shares | LEKKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.02%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 17.26%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	17.26%	11.78%	10.56%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2040 Fund Custom Benchmark	17.25	11.66	10.46
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$25,711,632
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	20%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.2%
Fixed-Income Funds	24.5%
Money Market Funds	18.4%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Class K Shares | LEKKX
Annual Shareholder Report — October 31, 2025
LEKKX-10/25-AR

BlackRock LifePath® ESG Index 2045 Fund
Institutional Shares | LEHIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 18.84%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	18.84%	12.96%	11.62%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2045 Fund Custom Benchmark	18.84	13.02	11.68
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$20,623,091
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	21%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.6%
Money Market Funds	30.3%
Fixed-Income Funds	14.1%
Liabilities in Excess of Other Assets	(30.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Institutional Shares | LEHIX
Annual Shareholder Report — October 31, 2025
LEHIX-10/25-AR

BlackRock LifePath® ESG Index 2045 Fund
Investor A Shares | LEHAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$35(a)	0.32%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 18.60%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	18.60%	12.68%	11.35%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2045 Fund Custom Benchmark	18.84	13.02	11.68
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$20,623,091
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.6%
Money Market Funds	30.3%
Fixed-Income Funds	14.1%
Liabilities in Excess of Other Assets	(30.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Investor A Shares | LEHAX
Annual Shareholder Report — October 31, 2025
LEHAX-10/25-AR

BlackRock LifePath® ESG Index 2045 Fund
Class K Shares | LEHKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.02%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 18.91%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	18.91%	13.03%	11.69%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2045 Fund Custom Benchmark	18.84	13.02	11.68
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$20,623,091
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	21%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.6%
Money Market Funds	30.3%
Fixed-Income Funds	14.1%
Liabilities in Excess of Other Assets	(30.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Class K Shares | LEHKX
Annual Shareholder Report — October 31, 2025
LEHKX-10/25-AR

BlackRock LifePath® ESG Index 2050 Fund
Institutional Shares | LEGIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 20.04%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.04%	13.76%	12.36%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2050 Fund Custom Benchmark	20.10	13.88	12.47
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$23,430,999
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.0%
Money Market Funds	34.4%
Fixed-Income Funds	5.8%
Liabilities in Excess of Other Assets	(34.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Institutional Shares | LEGIX
Annual Shareholder Report — October 31, 2025
LEGIX-10/25-AR

BlackRock LifePath® ESG Index 2050 Fund
Investor A Shares | LEBAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 19.71%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	19.71%	13.47%	12.08%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2050 Fund Custom Benchmark	20.10	13.88	12.47
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$23,430,999
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.0%
Money Market Funds	34.4%
Fixed-Income Funds	5.8%
Liabilities in Excess of Other Assets	(34.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Investor A Shares | LEBAX
Annual Shareholder Report — October 31, 2025
LEBAX-10/25-AR

BlackRock LifePath® ESG Index 2050 Fund
Class K Shares | LEPKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.03%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.03%	13.81%	12.41%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2050 Fund Custom Benchmark	20.10	13.88	12.47
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$23,430,999
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.0%
Money Market Funds	34.4%
Fixed-Income Funds	5.8%
Liabilities in Excess of Other Assets	(34.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Class K Shares | LEPKX
Annual Shareholder Report — October 31, 2025
LEPKX-10/25-AR

BlackRock LifePath® ESG Index 2055 Fund
Institutional Shares | LEEIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 20.64%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.64%	14.07%	12.65%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2055 Fund Custom Benchmark	20.74	14.20	12.77
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$17,084,264
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.0%
Money Market Funds	28.7%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(28.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Institutional Shares | LEEIX
Annual Shareholder Report — October 31, 2025
LEEIX-10/25-AR

BlackRock LifePath® ESG Index 2055 Fund
Investor A Shares | LEVAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 20.35%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.35%	13.81%	12.38%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2055 Fund Custom Benchmark	20.74	14.20	12.77
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$17,084,264
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.0%
Money Market Funds	28.7%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(28.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Investor A Shares | LEVAX
Annual Shareholder Report — October 31, 2025
LEVAX-10/25-AR

BlackRock LifePath® ESG Index 2055 Fund
Class K Shares | LEVKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.80%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.80%	14.14%	12.72%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2055 Fund Custom Benchmark	20.74	14.20	12.77
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$17,084,264
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.0%
Money Market Funds	28.7%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(28.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Class K Shares | LEVKX
Annual Shareholder Report — October 31, 2025
LEVKX-10/25-AR

BlackRock LifePath® ESG Index 2060 Fund
Institutional Shares | LEZIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 20.66%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.66%	14.07%	12.65%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2060 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$14,406,865
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Money Market Funds	39.7%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Institutional Shares | LEZIX
Annual Shareholder Report — October 31, 2025
LEZIX-10/25-AR

BlackRock LifePath® ESG Index 2060 Fund
Investor A Shares | LEZAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 20.37%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.37%	13.81%	12.38%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2060 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$14,406,865
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Money Market Funds	39.7%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Investor A Shares | LEZAX
Annual Shareholder Report — October 31, 2025
LEZAX-10/25-AR

BlackRock LifePath® ESG Index 2060 Fund
Class K Shares | LEZKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.70%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.70%	14.13%	12.71%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2060 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$14,406,865
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Money Market Funds	39.7%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Class K Shares | LEZKX
Annual Shareholder Report — October 31, 2025
LEZKX-10/25-AR

BlackRock LifePath® ESG Index 2065 Fund
Institutional Shares | LEWIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 20.73%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.73%	14.13%	12.71%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2065 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$7,516,742
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	28.0%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(27.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Institutional Shares | LEWIX
Annual Shareholder Report — October 31, 2025
LEWIX-10/25-AR

BlackRock LifePath® ESG Index 2065 Fund
Investor A Shares | LEWAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 20.45%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.45%	13.88%	12.44%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2065 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$7,516,742
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	28.0%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(27.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Investor A Shares | LEWAX
Annual Shareholder Report — October 31, 2025
LEWAX-10/25-AR

BlackRock LifePath® ESG Index 2065 Fund
Class K Shares | LEWKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.87%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.87%	14.20%	12.78%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2065 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32
Key Fund statistics
Net Assets	$7,516,742
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	28.0%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(27.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Class K Shares | LEWKX
Annual Shareholder Report — October 31, 2025
LEWKX-10/25-AR

BlackRock LifePath® ESG Index 2070 Fund
Institutional Shares | LEYIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 21.09%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	21.09%	16.66%
MSCI USA Index	21.89	19.45
Bloomberg U.S. Aggregate Bond Index	6.16	2.90
LifePath® ESG Index 2070 Fund Custom Benchmark	20.85	16.81
MSCI USA Extended ESG Focus Index	21.34	18.57
Key Fund statistics
Net Assets	$2,486,776
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	35.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(36.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Institutional Shares | LEYIX
Annual Shareholder Report — October 31, 2025
LEYIX-10/25-AR

BlackRock LifePath® ESG Index 2070 Fund
Investor A Shares | LEYAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 20.80%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	20.80%	16.41%
MSCI USA Index	21.89	19.45
Bloomberg U.S. Aggregate Bond Index	6.16	2.90
LifePath® ESG Index 2070 Fund Custom Benchmark	20.85	16.81
MSCI USA Extended ESG Focus Index	21.34	18.57
Key Fund statistics
Net Assets	$2,486,776
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	35.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(36.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Investor A Shares | LEYAX
Annual Shareholder Report — October 31, 2025
LEYAX-10/25-AR

BlackRock LifePath® ESG Index 2070 Fund
Class K Shares | LEYKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 21.21%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	21.21%	16.77%
MSCI USA Index	21.89	19.45
Bloomberg U.S. Aggregate Bond Index	6.16	2.90
LifePath® ESG Index 2070 Fund Custom Benchmark	20.85	16.81
MSCI USA Extended ESG Focus Index	21.34	18.57
Key Fund statistics
Net Assets	$2,486,776
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	35.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(36.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Class K Shares | LEYKX
Annual Shareholder Report — October 31, 2025
LEYKX-10/25-AR

BlackRock LifePath® ESG Index Retirement Fund
Institutional Shares | LERIX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 11.66%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the MSCI USA Index returned 21.89%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	11.66%	5.59%	4.96%
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
MSCI USA Index	21.89	17.32	15.94
LifePath® ESG Index Retirement Fund Custom Benchmark	11.86	5.70	5.10
Bloomberg MSCI U.S. Aggregate ESG Focus Index	6.18	(0.24)	(0.34)
Key Fund statistics
Net Assets	$14,204,076
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	22%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.5%
Equity Funds	40.4%
Money Market Funds	22.1%
Liabilities in Excess of Other Assets	(22.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Institutional Shares | LERIX
Annual Shareholder Report — October 31, 2025
LERIX-10/25-AR

BlackRock LifePath® ESG Index Retirement Fund
Investor A Shares | LERAX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 11.42%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the MSCI USA Index returned 21.89%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	11.42%	5.34%	4.72%
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
MSCI USA Index	21.89	17.32	15.94
LifePath® ESG Index Retirement Fund Custom Benchmark	11.86	5.70	5.10
Bloomberg MSCI U.S. Aggregate ESG Focus Index	6.18	(0.24)	(0.34)
Key Fund statistics
Net Assets	$14,204,076
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	22%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.5%
Equity Funds	40.4%
Money Market Funds	22.1%
Liabilities in Excess of Other Assets	(22.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Investor A Shares | LERAX
Annual Shareholder Report — October 31, 2025
LERAX-10/25-AR

BlackRock LifePath® ESG Index Retirement Fund
Class K Shares | LERKX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 11.77%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the MSCI USA Index returned 21.89%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	11.77%	5.65%	5.02%
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
MSCI USA Index	21.89	17.32	15.94
LifePath® ESG Index Retirement Fund Custom Benchmark	11.86	5.70	5.10
Bloomberg MSCI U.S. Aggregate ESG Focus Index	6.18	(0.24)	(0.34)
Key Fund statistics
Net Assets	$14,204,076
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	22%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.5%
Equity Funds	40.4%
Money Market Funds	22.1%
Liabilities in Excess of Other Assets	(22.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Class K Shares | LERKX
Annual Shareholder Report — October 31, 2025
LERKX-10/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Diversified Fixed Income Fund	$37,673	$33,600	$0	$0	$12,600	$12,000	$0	$0

BlackRock LifePath® ESG Index 2030 Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index 2035 Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index 2040 Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index 2045 Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index 2050 Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index 2055 Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index 2060 Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index 2065 Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index 2070 Fund	$15,857	$14,130	$0	$0	$11,288	$10,750	$0	$0

BlackRock LifePath® ESG Index Retirement Fund	$15,857	$15,900	$0	$0	$11,288	$10,750	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Fund Advisors ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End

(b) Audit-Related Fees[1]	$0	$0

(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Diversified Fixed Income Fund	$12,600	$12,000

BlackRock LifePath® ESG Index 2030 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index 2035 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index 2040 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index 2045 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index 2050 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index 2055 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index 2060 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index 2065 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index 2070 Fund	$11,288	$10,750

BlackRock LifePath® ESG Index Retirement Fund	$11,288	$10,750

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Diversified Fixed Income Fund
Derivative Financial Instruments

Schedule of Investments
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.44%, 07/15/37(a)(b)	USD	250	$ 250,779
610 Funding CLO Ltd., Series 2016-2RA, Class A1R3, (3-mo. CME Term SOFR + 1.35%), 5.23%, 01/20/34(a)(b)		1,000	1,000,500
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1 mo. Term SOFR + 0.80%), 4.80%, 08/25/35(a)		203	179,522
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(b)		166	168,508
Affirm Asset Securitization Trust(b)
Series 2023-X1, Class C, 8.25%, 11/15/28		39	38,781
Series 2023-X1, Class D, 9.55%, 11/15/28		300	301,538
Series 2024-A, Class A, 5.61%, 02/15/29		100	100,328
Series 2024-A, Class B, 5.93%, 02/15/29		510	511,627
Series 2024-B, Class C, 5.06%, 09/15/29		2,250	2,249,361
Series 2024-X1, Class D, 7.29%, 05/15/29		100	101,132
Series 2024-X2, Class C, 5.62%, 12/17/29		700	701,030
Series 2024-X2, Class D, 6.08%, 12/17/29		525	528,873
Series 2025-X1, Class B, 5.19%, 04/15/30		1,150	1,153,209
Affirm Master Trust(b)
Series 2025-1A, Class A, 4.99%, 02/15/33		361	363,515
Series 2025-1A, Class B, 5.13%, 02/15/33		1,000	1,002,334
Series 2025-1A, Class C, 5.28%, 02/15/33		640	640,517
Series 2025-3A, Class B, 4.75%, 10/16/34		980	977,535
Series 2025-3A, Class C, 4.89%, 10/16/34		1,850	1,844,204
AGL CLO Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		250	250,696
AGL Core CLO Ltd.(a)(b)
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.34%, 07/20/37		250	250,867
Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.10%, 01/22/38		250	250,411
Aimco CLO Ltd., Series 2021-14A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.14%, 10/20/38(a)(b)		250	250,307
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(b)		92	91,408
Anchorage Capital CLO Ltd.(a)(b)
Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 6.07%, 07/22/38		250	250,685
Series 2020-15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.62%, 07/20/38		250	250,719
Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.40%, 10/21/38(a)(b)		250	250,304
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.13%, 07/25/36(a)(b)		615	615,154
ARES LX CLO Ltd., Series 2021-60A, Class AR, (3- mo. CME Term SOFR + 1.18%), 5.06%, 07/18/34(a)(b)		250	249,997
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.65%, 04/15/34(a)(b)		250	250,023
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.59%), 4.59%, 05/25/35(a)		148	123,618
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1 mo. Term SOFR + 1.09%), 5.08%, 12/25/34(a)		142	134,189
Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.42%, 07/15/37(a)(b)		480	481,415
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ballyrock CLO Ltd.(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.26%, 07/20/37	USD	250	$ 250,660
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.23%, 01/15/38		420	421,015
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 5.00%, 11/25/51(b)		60	59,586
BBAM US CLO VI Ltd., Series 2025-6A, Class A1, 01/27/39(a)(b)(c)		250	250,000
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1 mo. Term SOFR + 0.45%), 4.45%, 09/25/36(a)		58	56,901
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1 mo. Term SOFR + 5.36%), 6.31%, 06/25/35(a)		210	215,974
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1 mo. Term SOFR + 2.11%), 6.11%, 03/25/37(a)(b)		37	36,998
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.30%), 5.18%, 07/20/38(a)(b)		322	322,656
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ARR, (3-mo. CME Term SOFR + 1.29%), 5.19%, 07/15/37(a)(b)		500	500,900
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.04%, 01/25/38(a)(b)		1,100	1,100,000
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		250	250,666
Birch Grove CLO Ltd., Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/19/38(a)(b)		550	550,256
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(b)		95	95,915
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.71%, 10/25/30(a)(b)		250	250,761
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.15%, 10/20/30(a)(b)		23	22,679
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		100	100,509
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, 01/15/39(a)(b)(c)		250	248,128
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.95%, 05/15/37(a)(b)		250	250,766
Carlyle U.S. CLO Ltd., Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.27%, 10/21/37(a)(b)		250	250,531
CARLYLE U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.65%, 10/21/37		250	250,818
Series 2019-4A, Class A11R, (3-mo. CME Term SOFR + 1.32%), 5.22%, 04/15/35		250	250,241
CarVal CLO IV Ltd., Series 2021-1A, Class A1R, (3- mo. CME Term SOFR + 1.30%), 5.18%, 03/31/38(a)(b)		250	250,643
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)		100	98,426
CIFC Funding III Ltd.(a)(b)
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.73%, 10/18/38		400	400,586

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding III Ltd.(a)(b) (continued)
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.35%, 07/21/37	USD	250	$ 250,910
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.42%, 04/21/37		280	280,851
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.29%, 07/17/37		250	250,556
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.34%, 07/16/37		250	250,870
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.20%, 01/15/40		250	250,523
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.61%, 07/25/37		250	250,751
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/20/37		250	250,873
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.30%), 6.18%, 01/20/37		300	300,299
CIFC Funding VII Ltd., Series 2019-7A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.37%, 10/19/38(a)(b)		250	250,372
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1 mo. Term SOFR + 1.86%), 5.86%, 10/25/37		150	150,287
Series 2007-1, Class 2M2, (1 mo. Term SOFR + 1.86%), 5.86%, 10/25/37		676	666,593
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		71	73,893
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 5.93%, 06/25/54(a)(b)		119	120,593
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(b)		247	249,532
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		100	100,652
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(a)		75	75,891
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(b)		15	13,157
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(b)		372	311,950
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.31%, 01/15/38(a)(b)		250	250,717
CWABS Asset-Backed Certificates Trust(a)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		175	169,929
Series 2006-13, Class 1AF4, 3.94%, 01/25/37		41	40,152
Series 2006-14, Class M1, (1 mo. Term SOFR + 0.55%), 4.54%, 02/25/37		24	25,658
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1 mo. Term SOFR + 1.61%), 5.61%, 06/25/47(a)(b)		31	25,551
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.29%, 01/15/37(a)		1	814
DB Master Finance LLC, Series 2025-1A, Class A2I, 08/20/55(b)(c)		206	206,524
Diameter Capital CLO Ltd.(a)(b)
Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.28%, 10/20/37		460	460,921
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.19%, 04/20/38		500	500,907
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dowson PLC(a)(d)
Series 2024-1, Class E, (1-day SONIA GBP 3.95%), 7.93%, 08/20/31	GBP	110	$ 143,799
Series 2024-1, Class F, (1-day SONIA GBP 6.95%), 10.93%, 08/20/31		162	209,627
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	USD	450	450,571
Dryden CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.49%, 08/20/34(a)(b)		250	250,200
Dryden Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.14%, 04/15/31(a)(b)		20	20,259
Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (3-mo. CME Term SOFR + 1.34%), 5.24%, 10/15/38(a)(b)		510	511,203
Elmwood CLO 24 Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/17/38(a)(b)		258	258,555
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3- mo. CME Term SOFR + 1.43%), 5.31%, 07/17/37(a)(b)		250	250,631
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/37(a)(b)		250	250,603
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 9.83%, 07/18/37(a)(b)		250	245,216
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(a)		288	260,734
Exeter Automobile Receivables Trust
Series 2022-5A, Class D, 7.40%, 02/15/29		100	101,289
Series 2023-2A, Class D, 6.32%, 08/15/29		545	557,435
series 2023-3A, Class D, 6.68%, 04/16/29		400	407,817
Series 2023-4A, Class D, 6.95%, 12/17/29		350	357,948
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1 mo. Term SOFR + 0.35%), 4.35%, 10/25/36(a)		28	17,920
FirstKey Homes Trust(b)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	581,385
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	620,520
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		120	120,538
Fondo de Titulizacion Santander Consumo, Series 9, Class F, (3-mo. EURIBOR + 4.87%), 6.89%, 10/25/40(a)(d)	EUR	200	230,505
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.02%, 10/18/34(a)		100	117,019
Foundation Finance Trust(b)
5.68%, 04/15/52	USD	114	113,739
Series 2025-1A, Class A, 4.95%, 04/15/50		103	103,792
Generate CLO Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.11%, 04/22/36(a)(b)		250	250,249
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.96%, 10/20/34(a)(b)		250	249,866
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1, Class A, 4.50%, 06/25/52(b)		65	64,763
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-44A, Class A1R, (3-mo. CME Term SOFR + 1.57%), 5.90%, 10/21/38		250	251,083
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO Ltd.(a)(b) (continued)
Series 2023-66A, Class AR, (3-mo. CME Term SOFR + 1.45%), 5.31%, 07/25/38	USD	250	$ 250,833
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.11%, 01/25/38		250	250,449
Golub Capital Private Credit Fund CLO, Series 2025- 1A, Class A1, (3-mo. CME Term SOFR + 1.47%), 5.62%, 10/18/39(a)(b)		500	500,878
GoodLeap Home Improvement Solutions Trust(b)
Series 2024-1A, Class A, 5.35%, 10/20/46		266	269,414
Series 2025-1A, Class A, 5.38%, 02/20/49		222	225,239
Series 2025-2A, Class A, 5.32%, 06/20/49		228	230,247
Series 2025-2A, Class B, 5.98%, 06/20/49		373	375,439
Gracie Point International Funding LLC(a)(b)
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 6.61%, 03/01/27		42	41,787
Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 6.06%, 03/01/28		110	110,170
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class A4, 5.15%, 10/27/59		52	52,387
Series 2024-2, Class B, 5.26%, 10/27/59		100	100,802
Series 2024-2, Class D, 6.43%, 10/27/59		323	328,742
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		245	251,035
GSAMP Trust, Series 2006-HE4, Class M1, (1 mo. Term SOFR + 0.56%), 4.56%, 06/25/36(a)		100	87,627
GT Loan Financing Ltd., Series 2013-1A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 5.08%, 04/28/39(a)(b)		270	270,321
Hill FL BV, Series 2025-1FL, Class E, (1-mo. EURIBOR + 2.64%), 4.56%, 10/18/32(a)(d)	EUR	100	115,271
Household Capital RMBS, Series 2025-1, Class A, (3-Month BBSW + 1.90%), 5.39%, 07/21/87(a)(d)	AUD	89	57,922
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.58%, 05/20/32	USD	186	186,416
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.53%, 10/20/32		235	235,619
Series 2025-2, Class B2, (30-day Avg SOFR + 1.20%), 5.38%, 09/20/33		224	223,907
INCREF LLC, Series 2025-FL1, Class A, (1 mo. Term SOFR + 1.73%), 5.76%, 10/19/42(a)(b)		109	108,994
Invesco Euro CLO VI DAC, Series 6A, Class D, (3- mo. EURIBOR + 3.05%), 5.06%, 07/15/34(a)(b)	EUR	250	282,655
Invesco U.S. CLO Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.21%, 07/15/38(a)(b)	USD	250	250,658
KKR CLO Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 5.00%, 07/15/34(a)(b)		250	249,874
Lendmark Funding Trust(b)
Series 2025-1A, Class A, 4.94%, 09/20/34		171	172,807
Series 2025-1A, Class B, 5.33%, 09/20/34		181	183,481
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.47%), 4.47%, 03/25/46(a)		108	94,458
Lyra Music Assets Delaware LP(b)
Series 2024-2A, Class A2, 5.76%, 12/22/64		150	151,859
Series 2025-1A, Class A2, 5.60%, 09/20/65		100	101,097
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.91%, 04/25/37(a)(b)	USD	250	$ 250,780
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.66%, 07/23/37		250	250,498
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 6.11%, 07/23/37		250	251,100
Mariner Finance Issuance Trust(b)
Series 2024-AA, Class A, 5.13%, 09/22/36		178	180,232
Series 2024-BA, Class A, 4.91%, 11/20/38		304	308,381
Series 2025-AA, Class A, 4.98%, 05/20/38		257	259,133
Series 2025-BA, Class A, 4.59%, 11/22/38		210	210,227
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1 mo. Term SOFR + 0.41%), 4.41%, 05/25/37(a)(b)		165	148,310
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54		94	94,493
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.22%, 07/18/38(a)(b)		250	250,605
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006- HE8, Class A2FP, (1 mo. Term SOFR + 0.18%), 4.18%, 10/25/36(a)		40	17,711
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		27	5,902
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		294	101,569
Navient Private Education Loan Trust(b)
Series 2015-AA, Class B, 3.50%, 12/15/44		146	142,986
Series 2016-AA, Class B, 3.50%, 12/16/58(a)		144	141,496
Navient Private Education Refi Loan Trust(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68		12	11,827
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 5.75%, 11/15/68(a)		321	323,632
Series 2021-CA, Class A, 1.06%, 10/15/69		100	91,140
Series 2024-A, Class A, 5.66%, 10/15/72		124	127,920
Navient Refinance Loan Trust(b)
Series 2025-B, Class A, 4.72%, 09/15/55		151	150,964
Series 2025-C, Class A, 4.80%, 10/15/55		140	139,911
Nelnet Student Loan Trust(b)
Series 2021-A, Class A1, (1 mo. Term SOFR + 0.91%), 4.95%, 04/20/62(a)		82	82,258
Series 2021-A, Class B1, 2.85%, 04/20/62		100	89,540
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 6.43%, 11/25/53(a)		47	47,641
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 5.33%, 03/15/57(a)		335	333,377
Series 2025-BA, Class A1B, (30-day Avg SOFR + 1.35%), 5.58%, 05/17/55(a)		583	585,198
Series 2025-BA, Class B, 4.98%, 05/17/55		110	110,059
Series 2025-BA, Class C, 5.38%, 05/17/55		125	125,549
Series 2025-BA, Class D, 6.04%, 05/17/55		105	105,135
Series 2025-CA, Class A1B, (30-day Avg SOFR + 1.35%), 0.00%, 06/22/65(a)		143	143,806
Series 2025-CA, Class D, 5.82%, 06/22/65		113	111,712
NetCredit Combined Receivables LLC(b)
Series 2024-A, Class A, 7.43%, 10/21/30		73	72,812
Series 2024-A, Class B, 8.31%, 10/21/30		500	509,515
Series 2025-A, Class A, 7.29%, 10/20/31		545	555,596

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO Ltd., Series 2020-36RA, Class A, (3-mo. CME Term SOFR + 1.27%), 5.55%, 07/20/39(a)(b)	USD	250	$ 250,389
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.21%, 11/26/37		250	250,612
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.28%, 07/20/37		250	250,538
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.59%, 10/16/37		250	250,536
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 5.94%, 11/16/36(a)(b)		250	250,865
Octagon Investment Partners 39 Ltd., Series 2018- 3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.68%, 10/20/30(a)(b)		250	249,788
OHA Credit Funding Ltd.(a)(b)
Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.15%, 01/22/38		250	250,499
Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.16%, 07/19/38		250	250,401
Series 2021-10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.54%, 07/18/37		250	250,209
Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.36%, 04/20/37		250	250,852
Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.58%, 07/20/37		250	250,813
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.34%, 04/20/37(a)(b)		500	501,737
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/18/37(a)(b)		500	501,204
OHA Loan Funding Ltd.(a)(b)
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 5.13%, 10/19/38		250	250,393
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.34%, 07/20/37		250	250,869
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(b)		160	161,854
Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.79%, 07/14/38(b)		100	100,956
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class A, 1.75%, 09/14/35		89	87,618
Series 2020-2A, Class B, 2.21%, 09/14/35		240	230,224
Series 2024-1A, Class A, 5.79%, 05/14/41		184	193,438
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37		9	8,790
Orchard Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/20/37(a)(b)		310	310,778
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. Term SOFR + 1.31%), 5.35%, 10/15/37(a)(b)		19	19,379
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.73%, 04/20/36(a)(b)		250	250,499
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.57%, 07/24/36(a)(b)		250	250,910
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XVIII Ltd., Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.19%, 04/15/31(a)(b)	USD	30	$ 30,272
Palmer Square CLO Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/20/37(a)(b)		300	300,855
Palmer Square Loan Funding Ltd.(a)(b)
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.50%, 04/15/31		250	250,424
Series 2022-3A, Class BR, (3-mo. CME Term SOFR + 2.00%), 5.90%, 04/15/31		250	250,283
Park Blue CLO Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.35%), 5.43%, 10/20/38(a)(b)		620	621,246
Progress Residential Trust(b)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	136,289
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	689,946
Quest Trust, Series 2004-X2, Class M3, (1 mo. Term SOFR + 3.34%), 7.33%, 06/25/34(a)(b)		515	471,913
Rad CLO Ltd.(a)(b)
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 5.78%, 04/17/36		250	250,179
Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.34%, 01/15/35		250	250,097
RCKT Mortgage Trust, Series 2024-CES2, Class B1, 8.01%, 04/25/44(a)(b)		145	148,851
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.44%, 07/25/38(a)(b)		250	250,605
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.57%, 10/15/38(a)(b)		250	250,367
Regatta VI Funding Ltd., Series 2016-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/20/38(a)(b)		250	250,312
Regatta XI Funding Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.28%, 07/17/37(a)(b)		250	250,550
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.06%, 04/15/38(a)(b)		581	580,811
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.39%, 04/26/37(a)(b)		250	250,748
Regional Management Issuance Trust(b)
Series 2021-2, Class A, 1.90%, 08/15/33		120	115,648
Series 2021-2, Class B, 2.35%, 08/15/33		300	280,742
Series 2022-1, Class A, 3.07%, 03/15/32		48	47,502
Series 2025-2, Class A, 4.59%, 11/16/37		274	273,294
Republic Finance Issuance Trust(b)
Series 2024-A, Class B, 6.47%, 08/20/32		100	102,077
Series 2024-B, Class A, 5.42%, 11/20/37		200	203,443
Series 2024-B, Class B, 5.86%, 11/20/37		100	101,918
Series 2025-A, Class A, 4.59%, 11/20/34		239	237,995
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		450	430,778
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(b)		181	181,760
RR Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.25%, 07/15/37(a)(b)		1,500	1,501,285
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sagard-Halseypoint CLO Ltd.(a)(b)
Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.23%, 01/30/38	USD	1,110	$ 1,113,199
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/38		500	500,457
Santander Drive Auto Receivables Trust
Series 2022-7, Class B, 5.95%, 01/17/28		205	204,862
Series 2024-1, Class C, 5.45%, 03/15/30		240	242,457
Secucor Finance 2013-1 DAC(a)(d)
Series 2025-1, Class D, (1-mo. EURIBOR + 3.40%), 5.30%, 09/20/36	EUR	100	114,671
Series 2025-1, Class F, (1-mo. EURIBOR + 6.20%), 8.10%, 09/20/36		100	115,264
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)	USD	72	73,461
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(b)		182	181,520
Silver Point CLO Ltd.(a)(b)
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/20/38		250	250,618
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.53%, 04/15/37		250	250,960
Series 2025-13A, Class A1, 10/15/38(c)		250	250,000
SMB Private Education Loan Trust(b)
Series 2018-B, Class A2B, (1 mo. Term SOFR + 0.83%), 4.87%, 01/15/37(a)		79	79,091
Series 2019-B, Class B, 3.56%, 06/15/43		800	766,397
Series 2021-A, Class A2A1, (1 mo. Term SOFR + 0.84%), 4.88%, 01/15/53(a)		290	287,235
Series 2021-A, Class B, 2.31%, 01/15/53		328	320,005
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.68%, 03/15/56(a)		103	103,898
Series 2024-A, Class B, 5.88%, 03/15/56		154	158,357
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.30%, 06/17/52(a)		82	81,956
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/34(b)		330	330,556
SoFi Personal Loan Term, Series 2024-1A, Class A, 6.06%, 02/12/31(b)		42	41,931
Soundview Home Loan Trust(a)
Series 2005-OPT3, Class M4, (1 mo. Term SOFR + 1.13%), 5.13%, 11/25/35		25	21,015
Series 2007-NS1, Class M1, (1 mo. Term SOFR + 0.64%), 4.63%, 01/25/37		19	19,419
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(b)		91	92,159
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		84	86,027
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(b)		670	672,718
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(b)		243	241,786
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.29%, 01/15/34(a)(b)		250	250,111
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.39%, 04/25/37(a)(b)		250	250,747
TRESTLES CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.27%, 10/20/37(a)(b)		250	250,732
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.26%), 5.13%, 01/15/39(a)(b)	USD	250	$ 250,000
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 5.32%, 07/25/37(a)(b)		500	501,393
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.24%, 01/25/38(a)(b)		250	250,689
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 09/26/33(b)		230	229,970
Upgrade Master Pass-Thru Trust(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32		90	90,167
Series 2025-ST5, Class B, 5.25%, 09/15/32		100	100,107
Series 2025-ST6, Class A, 4.61%, 10/15/32		95	94,881
Series 2025-ST7, Class A, 4.55%, 11/15/32		194	193,914
Series 2025-ST7, Class B, 4.98%, 11/15/32		100	99,825
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/35(b)		650	644,861
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		231	231,764
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.01%, 07/20/32(a)(b)		174	173,802
Vista Point Securitization Trust, Series 2025-CES3, Class A1, 11/25/55(b)(c)		154	153,998
WaMu Asset-Backed Certificates WaMu Trust(a)
Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.41%, 01/25/37		255	115,753
Series 2007-HE2, Class 2A2, (1 mo. Term SOFR + 0.49%), 4.49%, 04/25/37		378	137,059
Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.61%, 04/25/37		558	202,189
Series 2007-HE2, Class 2A4, (1 mo. Term SOFR + 0.83%), 4.83%, 04/25/37		257	93,195
Washington Mutual Asset-Backed Certificates WMABS Trust(a)
Series 2007-HE1, Class 2A1, (1 mo. Term SOFR + 0.23%), 3.62%, 11/25/36		6	1,740
Series 2007-HE1, Class 2A2, (1 mo. Term SOFR + 0.45%), 3.62%, 11/25/36		49	15,495
Series 2007-HE2, Class 2A1, (1 mo. Term SOFR + 0.31%), 4.31%, 02/25/37		489	152,173
Westlake Automobile Receivables Trust(b)
Series 2022-1A, Class D, 3.49%, 03/15/27		319	318,411
Series 2023-1A, Class D, 6.79%, 11/15/28		570	582,888
Series 2023-2A, Class B, 6.14%, 03/15/28		17	16,851
Series 2023-2A, Class C, 6.29%, 03/15/28		300	301,280
Series 2023-2A, Class D, 7.01%, 11/15/28		900	916,479
Series 2023-3A, Class C, 6.02%, 09/15/28		305	308,231
Series 2023-3A, Class D, 6.47%, 03/15/29		180	184,030
Series 2023-4A, Class C, 6.64%, 11/15/28		550	560,639
Series 2024-1A, Class D, 6.02%, 10/15/29		680	691,438
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,193,810
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.19%, 07/24/36(a)(b)		150	150,121
Whitebox CLO II Ltd.(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.25%, 10/24/37		519	520,388

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd.(a)(b) (continued)
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 5.62%, 10/24/37	USD	400	$ 400,097
Whitebox CLO III Ltd., Series 2021-3A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.80%, 10/15/35(a)(b)		250	250,360
Wildwood Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/20/37(a)(b)		250	250,678
Total Asset-Backed Securities — 6.2% (Cost: $78,616,030)			79,481,722

	Shares
Common Stocks
Banks — 0.0%
Flagstar Financial, Inc.	17,863	203,995
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(e)	3,764	38,694
Energy Equipment & Services — 0.0%
Flowco Holdings, Inc., Class A	2,662	43,125
Solaris Energy Infrastructure, Inc., Class A(f)	514	27,360
		70,485
Entertainment — 0.0%
Warner Bros Discovery, Inc., Class A(e)	3,342	75,028
Health Care Providers & Services — 0.0%
Cross Country Healthcare, Inc.(e)	149	1,827
Hotels, Restaurants & Leisure(e) — 0.1%
Caesars Entertainment, Inc.	1,918	38,552
Genius Sports Ltd.(f)	15,506	174,597
Six Flags Entertainment Corp.(f)	2,268	52,119
		265,268
Household Durables — 0.0%
Century Communities, Inc.	789	46,867
M/I Homes, Inc.(e)	200	25,038
Meritage Homes Corp.	636	42,968
Tri Pointe Homes, Inc.(e)	1,392	44,335
		159,208
Media(e) — 0.0%
AMC Networks, Inc., Class A	4,080	30,926
EchoStar Corp., Class A	2,917	218,396
		249,322
Metals & Mining — 0.0%
Algoma Steel Group, Inc.(f)	8,320	34,694
Security	Shares	Value
Professional Services — 0.0%
Amentum Holdings, Inc.(e)	335	$ 7,507
Total Common Stocks — 0.1% (Cost: $1,001,751)		1,106,028

		Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	USD	50	50,257
3.38%, 03/01/41		5	3,798
Summer BC Holdco B SARL, (3-mo. EURIBOR + 4.25%), 6.29%, 02/15/30(a)(d)	EUR	100	111,375
			165,430
Aerospace & Defense — 0.5%
Boeing Co.
6.30%, 05/01/29	USD	565	599,397
3.60%, 05/01/34		737	668,556
5.71%, 05/01/40		75	76,476
5.81%, 05/01/50		130	129,117
5.93%, 05/01/60		200	198,810
7.01%, 05/01/64		231	264,382
Bombardier, Inc.(b)
8.75%, 11/15/30(f)		100	107,850
7.25%, 07/01/31(f)		129	136,923
6.75%, 06/15/33		190	199,452
Embraer Netherlands Finance BV, 5.98%, 02/11/35		196	209,524
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	196,109
General Dynamics Corp.
2.25%, 06/01/31		230	208,227
4.25%, 04/01/50		75	64,726
General Electric Co.
6.75%, 03/15/32		25	28,418
4.90%, 01/29/36(f)		170	173,157
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	65,382
1.80%, 01/15/31		150	132,084
5.25%, 06/01/31		72	74,933
Lockheed Martin Corp.
4.07%, 12/15/42		100	87,015
4.09%, 09/15/52		100	81,151
Northrop Grumman Corp.
4.90%, 06/01/34		1,036	1,051,513
5.25%, 07/15/35		605	628,088
5.15%, 05/01/40		50	49,973
5.20%, 06/01/54		50	47,846
RTX Corp.
4.13%, 11/16/28		70	70,084
4.50%, 06/01/42		275	249,967
4.63%, 11/16/48		50	44,309
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b)
6.88%, 12/15/30	USD	146	$ 151,579
7.13%, 12/01/31		123	128,322
6.63%, 03/01/32		123	127,192
6.38%, 05/31/33		329	335,360
6.25%, 01/31/34(f)		10	10,335
6.75%, 01/31/34		30	31,089
			6,627,346
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)		75	79,319
Automobile Components — 0.1%
American Axle & Manufacturing, Inc., 5.00%, 10/01/29(f)		100	95,033
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 06/15/31(d)	EUR	100	117,570
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	192	202,064
IHO Verwaltungs GmbH, (8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(b)(g)		76	79,241
Lear Corp., 3.80%, 09/15/27		35	34,759
Magna International, Inc., 2.45%, 06/15/30		25	23,022
Mahle GmbH, 6.50%, 05/02/31(d)	EUR	100	119,150
Phinia, Inc., 6.63%, 10/15/32(b)	USD	45	46,289
Tenneco, Inc., 8.00%, 11/17/28(b)		100	99,727
ZF Europe Finance BV, 7.00%, 06/12/30(d)	EUR	200	235,848
			1,052,703
Automobiles — 0.4%
American Honda Finance Corp.
2.35%, 01/08/27	USD	25	24,497
3.50%, 02/15/28		150	148,128
4.90%, 03/13/29		180	183,975
Asbury Automotive Group, Inc., 4.75%, 03/01/30(f)		100	97,742
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		125	111,169
Carvana Co., (11.00% Cash or 13.00% PIK), 9.00%, 06/01/30(b)(g)		84	88,035
Ford Motor Credit Co. LLC
4.27%, 01/09/27		250	248,438
3.82%, 11/02/27		200	196,163
5.92%, 03/20/28		200	204,344
6.80%, 11/07/28		403	421,103
7.20%, 06/10/30		200	214,063
General Motors Co.
6.60%, 04/01/36		75	81,509
5.95%, 04/01/49		155	152,396
General Motors Financial Co., Inc.
5.40%, 04/06/26		5	5,022
5.80%, 01/07/29		155	161,475
5.65%, 01/17/29		300	310,938
5.35%, 01/07/30		150	154,338
3.60%, 06/21/30		150	143,877
5.75%, 02/08/31		55	57,647
2.70%, 06/10/31		50	45,013
Honda Motor Co. Ltd., 2.53%, 03/10/27		50	48,989
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		100	105,214
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31		25	29,759
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)(f)		129	137,350
Nissan Motor Acceptance Co. LLC(b)
6.95%, 09/15/26		40	40,523
7.05%, 09/15/28		100	104,035
Security		Par (000)	Value
Automobiles (continued)
Nissan Motor Acceptance Co. LLC(b) (continued)
5.63%, 09/29/28	USD	59	$ 58,956
6.13%, 09/30/30		115	114,007
Nissan Motor Co. Ltd.
7.50%, 07/17/30(b)		72	75,343
7.75%, 07/17/32(b)		150	158,389
6.38%, 07/17/33(d)	EUR	100	119,462
8.13%, 07/17/35(b)	USD	68	72,322
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(d)	EUR	100	117,108
Toyota Motor Credit Corp.
5.25%, 09/11/28	USD	75	77,640
2.15%, 02/13/30		50	46,233
3.38%, 04/01/30		75	72,768
4.55%, 05/17/30		50	50,884
			4,478,854
Banks — 5.2%
Banco Santander SA, 5.59%, 08/08/28		800	829,031
Bank of America Corp.
4.88%, 04/01/44		27	25,890
(1-day SOFR + 0.96%), 1.73%, 07/22/27(a)		110	108,056
(1-day SOFR + 1.05%), 2.55%, 02/04/28(a)		70	68,636
(1-day SOFR + 1.06%), 2.09%, 06/14/29(a)		128	121,517
(1-day SOFR + 1.11%), 4.62%, 05/09/29(a)		479	484,763
(1-day SOFR + 1.22%), 2.30%, 07/21/32(a)		27	24,022
(1-day SOFR + 1.31%), 5.51%, 01/24/36(a)		895	937,000
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		435	396,677
(1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		273	242,918
(1-day SOFR + 1.58%), 3.31%, 04/22/42(a)		125	99,499
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)		275	287,275
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		221	220,636
(1-day SOFR + 1.84%), 5.87%, 09/15/34(a)		116	124,346
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)		271	175,582
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)		766	792,567
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)		440	326,552
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		100	104,004
(1-day SOFR + 2.04%), 4.95%, 07/22/28(a)		235	238,153
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)		200	186,014
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(a)		310	287,843
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(a)		792	779,754
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(a)		43	41,471
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(a)		339	336,016
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		490	400,306
Series L, 4.18%, 11/25/27		80	80,046
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)		50	36,962
Bank of Montreal
5.72%, 09/25/28		40	41,751
(1-day SOFR + 0.88%), 4.57%, 09/10/27(a)		160	160,465
Bank of New York Mellon Corp.(a)
(1-day SOFR + 0.84%), 4.89%, 07/21/28		25	25,369
(1-day SOFR + 1.03%), 4.95%, 04/26/27		5	5,021
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28		175	180,888
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	124,085
Bank of Nova Scotia
4.50%, 12/16/25		150	150,023

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank of Nova Scotia (continued)
1.35%, 06/24/26	USD	300	$ 294,973
5.25%, 06/12/28		50	51,493
5.45%, 08/01/29		25	26,052
(5-year CMT + 2.05%), 4.59%, 05/04/37(a)		75	72,966
Barclays PLC
5.20%, 05/12/26		350	351,377
(1-day SOFR + 2.21%), 5.83%, 05/09/27(a)		250	251,956
(1-year CMT + 3.50%), 7.44%, 11/02/33(a)		200	229,524
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(a)		500	507,399
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29		150	155,119
Citigroup, Inc.
4.45%, 09/29/27		100	100,317
6.00%, 10/31/33		50	53,750
8.13%, 07/15/39		220	282,100
4.65%, 07/23/48		250	222,904
(1-day SOFR + 0.87%), 4.79%, 03/04/29(a)		499	505,480
(1-day SOFR + 1.14%), 4.64%, 05/07/28(a)		502	505,260
(1-day SOFR + 1.15%), 2.67%, 01/29/31(a)		409	381,179
(1-day SOFR + 1.17%), 4.50%, 09/11/31(a)		260	260,316
(1-day SOFR + 1.34%), 4.54%, 09/19/30(a)		60	60,392
(1-day SOFR + 1.42%), 2.98%, 11/05/30(a)		363	344,232
(1-day SOFR + 1.46%), 4.95%, 05/07/31(a)		235	239,722
(1-day SOFR + 1.49%), 5.17%, 09/11/36(a)		280	283,484
(1-day SOFR + 1.83%), 6.02%, 01/24/36(a)		231	241,670
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)		120	121,435
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		280	258,210
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		20	21,240
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)		895	893,772
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(a)		325	321,582
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)		100	85,186
(3-mo. EURIBOR + 1.58%), 4.11%, 04/29/36(a)	EUR	300	358,772
Citizens Financial Group, Inc.
3.25%, 04/30/30	USD	25	23,696
(1-day SOFR + 2.01%), 5.84%, 01/23/30(a)		100	103,964
Cooperatieve Rabobank UA, 4.80%, 01/09/29		250	255,834
Deutsche Bank AG, (1-day SOFR + 2.51%), 6.82%, 11/20/29(a)		150	160,174
Fifth Third Bancorp
3.95%, 03/14/28		75	74,651
(1-day SOFR + 2.34%), 6.34%, 07/27/29(a)		30	31,541
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(a)		50	50,529
First Citizens BancShares, Inc., (1-day SOFR + 1.41%), 5.23%, 03/12/31(a)		25	25,305
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		54	60,111
Goldman Sachs Group, Inc.
2.60%, 02/07/30(f)		180	168,597
6.75%, 10/01/37		375	420,473
6.25%, 02/01/41		200	220,443
5.15%, 05/22/45		50	47,487
(1-day SOFR + 0.79%), 1.09%, 12/09/26(a)		350	348,853
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)		30	29,313
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)(f)		724	708,169
(1-day SOFR + 1.08%), 5.21%, 01/28/31(a)		460	474,676
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		821	725,990
(1-day SOFR + 1.14%), 4.69%, 10/23/30(a)		155	156,957
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)		200	204,653
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		23	24,034
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		787	714,222
Security		Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.32%), 4.94%, 04/23/28(a)	USD	1,172	$ 1,184,653
(1-day SOFR + 1.38%), 5.54%, 01/28/36(a)		200	208,141
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		100	91,749
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)		980	986,646
(1-day SOFR + 1.55%), 5.33%, 07/23/35(a)		23	23,686
(1-day SOFR + 1.58%), 5.22%, 04/23/31(a)		270	278,639
(1-day SOFR + 1.70%), 5.73%, 01/28/56(a)		100	103,525
(1-day SOFR + 1.73%), 4.48%, 08/23/28(a)		391	393,014
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)		40	42,503
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)		367	367,155
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(a)		53	47,645
HSBC Holdings PLC
6.50%, 09/15/37		300	323,894
(1-day SOFR + 1.29%), 5.29%, 11/19/30(a)		500	515,660
11/06/36(a)(c)		200	199,869
(1-day SOFR + 1.56%), 5.45%, 03/03/36(a)		395	407,971
(1-day SOFR + 1.57%), 5.89%, 08/14/27(a)		200	202,511
(1-day SOFR + 1.90%), 5.87%, 11/18/35(a)		468	486,282
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)		200	220,822
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)		200	216,429
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		200	211,739
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29(a)		150	157,469
ING Groep NV(a)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	735,955
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	216,209
Inter-American Development Bank, 4.50%, 05/15/26		1,190	1,193,419
JPMorgan Chase & Co.
6.40%, 05/15/38		50	56,892
4.95%, 06/01/45		105	100,067
(1-day SOFR + 0.80%), 1.05%, 11/19/26(a)		330	329,535
(1-day SOFR + 0.80%), 4.92%, 01/24/29(a)		593	603,532
(1-day SOFR + 0.86%), 4.51%, 10/22/28(a)		1,206	1,215,327
(1-day SOFR + 0.93%), 5.57%, 04/22/28(a)		334	340,793
(1-day SOFR + 0.93%), 4.98%, 07/22/28(a)		401	406,775
(1-day SOFR + 1.01%), 5.14%, 01/24/31(a)		1,403	1,449,629
(1-day SOFR + 1.02%), 2.07%, 06/01/29(a)		1,020	969,673
(1-day SOFR + 1.13%), 5.00%, 07/22/30(a)		1,769	1,814,914
(1-day SOFR + 1.19%), 5.04%, 01/23/28(a)		50	50,522
(1-day SOFR + 1.26%), 2.96%, 01/25/33(a)		215	196,999
(1-day SOFR + 1.34%), 4.95%, 10/22/35(a)		350	353,917
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)		140	144,769
(1-day SOFR + 1.64%), 5.58%, 07/23/36(a)		745	772,464
(1-day SOFR + 1.68%), 5.57%, 04/22/36(a)		215	226,636
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)		85	85,334
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)		500	550,667
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)		297	310,032
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)		95	92,246
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)		325	329,132
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)		475	484,334
(1-day SOFR + 2.44%), 3.11%, 04/22/51(a)		60	41,781
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		300	318,633
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(a)		224	198,198
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(a)		100	99,569
KeyBank NA/Cleveland OH, 5.00%, 01/26/33		463	466,212
KeyCorp.
2.55%, 10/01/29		50	46,908
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
KeyCorp. (continued)
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)	USD	50	$ 54,198
Lloyds Banking Group PLC(a)
(1-year CMT + 0.83%), 4.82%, 06/13/29		200	202,819
(1-year CMT + 0.85%), 1.63%, 05/11/27		200	197,231
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28		200	197,470
M&T Bank Corp.(a)
(1-day SOFR + 2.26%), 6.08%, 03/13/32		330	349,073
(1-day SOFR + 2.80%), 7.41%, 10/30/29		1,260	1,364,035
Mitsubishi UFJ Financial Group, Inc.(a)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	195,688
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	257,059
(1-year CMT + 1.53%), 5.48%, 02/22/31		200	208,590
Mizuho Financial Group, Inc.(a)
(1-year CMT + 1.90%), 5.75%, 07/06/34		400	425,473
(1-year CMT + 2.05%), 5.41%, 09/13/28		200	204,764
Morgan Stanley
4.35%, 09/08/26		75	75,137
3.59%, 07/22/28(a)		25	24,738
4.38%, 01/22/47		45	39,507
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)		429	423,192
(1-day SOFR + 1.00%), 2.48%, 01/21/28(a)		251	246,012
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		144	125,940
(1-day SOFR + 1.10%), 4.65%, 10/18/30(a)		50	50,595
(1-day SOFR + 1.11%), 5.23%, 01/15/31(a)		295	304,554
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		788	737,635
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)		867	767,490
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		247	220,831
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		1,160	1,210,068
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		691	628,958
(1-day SOFR + 1.30%), 5.05%, 01/28/27(a)		100	100,147
(1-day SOFR + 1.38%), 4.99%, 04/12/29(a)		930	947,294
(1-day SOFR + 1.42%), 5.59%, 01/18/36(a)		300	314,186
(1-day SOFR + 1.45%), 5.17%, 01/16/30(a)		590	605,888
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		155	165,266
(1-day SOFR + 1.59%), 5.16%, 04/20/29(a)		198	202,426
(1-day SOFR + 1.71%), 5.52%, 11/19/55(a)		125	126,401
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)		45	46,803
(1-day SOFR + 1.83%), 6.41%, 11/01/29(a)		327	346,675
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)		375	389,988
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)		130	142,970
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(a)		214	212,176
(3-mo. EURIBOR + 1.55%), 4.10%, 05/22/36(a)	EUR	140	168,035
(5-year CMT + 2.43%), 5.95%, 01/19/38(a)	USD	245	256,852
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29(a)		495	493,843
Morgan Stanley Private Bank NA, (1-day SOFR + 1.08%), 4.73%, 07/18/31(a)		995	1,010,621
NatWest Group PLC, (3-mo. SOFR US + 2.02%), 4.89%, 05/18/29(a)		225	228,413
PNC Financial Services Group, Inc.(a)
(1-day SOFR + 1.26%), 4.81%, 10/21/32		635	644,250
(1-day SOFR + 1.42%), 5.37%, 07/21/36		140	143,816
(1-day SOFR + 1.62%), 5.35%, 12/02/28		50	51,212
Regions Financial Corp., (1-day SOFR + 1.49%), 5.72%, 06/06/30(a)		25	25,985
Royal Bank of Canada
3.63%, 05/04/27(f)		200	199,209
4.95%, 02/01/29		125	128,414
5.00%, 02/01/33		25	25,763
Security		Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(a)	USD	225	$ 226,982
Santander Holdings USA, Inc.(a)
(1-day SOFR + 1.25%), 2.49%, 01/06/28		75	73,235
(1-day SOFR + 2.50%), 6.17%, 01/09/30		100	103,907
Santander U.K. Group Holdings PLC(a)
(1-day SOFR + 2.60%), 6.53%, 01/10/29		200	209,030
(1-day SOFR + 2.75%), 6.83%, 11/21/26		200	200,219
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28		200	198,004
State Street Corp.(a)
(1-day SOFR + 1.00%), 2.62%, 02/07/33		100	90,158
(1-day SOFR + 1.73%), 4.16%, 08/04/33		25	24,472
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		125	125,121
Sumitomo Mitsui Financial Group, Inc., 2.17%, 01/14/27		200	195,659
Toronto-Dominion Bank
5.10%, 01/09/26		130	130,191
5.26%, 12/11/26		25	25,320
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(a)		50	49,650
Truist Bank, Series BKNT, 2.25%, 03/11/30		540	493,531
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		250	252,558
U.S. Bancorp(a)
(1-day SOFR + 1.41%), 5.42%, 02/12/36		675	700,315
(1-day SOFR + 1.86%), 5.68%, 01/23/35		75	79,062
(1-day SOFR + 2.02%), 5.78%, 06/12/29		115	119,442
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		200	185,186
Wells Fargo & Co.
4.40%, 06/14/46		75	63,746
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)		463	473,140
(1-day SOFR + 1.11%), 5.24%, 01/24/31(a)		526	544,400
(1-day SOFR + 1.38%), 5.21%, 12/03/35(a)		474	484,781
(1-day SOFR + 1.50%), 5.20%, 01/23/30(a)(f)		194	199,615
(1-day SOFR + 1.50%), 3.35%, 03/02/33(a)		159	148,239
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)		34	35,493
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)		100	101,113
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		300	315,036
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		225	233,680
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		425	471,920
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)		127	128,918
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)		306	268,550
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)		214	166,860
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(a)		535	498,850
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(a)		50	47,407
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(a)		380	382,230
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)		625	583,361
(3-mo. EURIBOR + 1.22%), 3.90%, 07/22/32(a)(d)	EUR	100	119,618
Westpac Banking Corp., (5-year USD SOFR ICE Swap + 2.24%), 4.32%, 11/23/31(a)	USD	390	389,161
			66,451,597
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	14,852
4.90%, 02/01/46		247	232,360

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34	USD	250	$ 258,418
5.55%, 01/23/49		180	182,589
5.80%, 01/23/59		20	20,912
Coca-Cola Co.
1.45%, 06/01/27		75	72,390
1.65%, 06/01/30		75	67,669
2.25%, 01/05/32		60	53,939
5.30%, 05/13/54		280	278,659
2.75%, 06/01/60		100	60,190
5.40%, 05/13/64		200	198,956
Constellation Brands, Inc.
3.70%, 12/06/26		100	99,603
2.88%, 05/01/30		125	116,965
4.75%, 05/09/32(f)		105	105,761
Diageo Capital PLC, 5.88%, 09/30/36		200	217,129
Heineken NV, 3.51%, 05/03/34(d)	EUR	220	256,682
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	USD	35	34,980
3.20%, 05/01/30		50	47,326
5.30%, 03/15/34		25	25,419
4.50%, 11/15/45		20	16,836
PepsiCo, Inc.
2.75%, 03/19/30		25	23,667
4.80%, 07/17/34		75	76,668
3.88%, 03/19/60		375	291,072
			2,753,042
Biotechnology — 0.2%
Amgen, Inc.
4.20%, 03/01/33		85	82,888
4.66%, 06/15/51		20	17,437
3.00%, 01/15/52		50	33,213
5.65%, 03/02/53		440	439,115
4.40%, 02/22/62		103	82,485
5.75%, 03/02/63		41	40,951
Gilead Sciences, Inc.
4.60%, 09/01/35		50	49,528
4.00%, 09/01/36		25	23,330
2.60%, 10/01/40		80	59,114
5.65%, 12/01/41		100	104,486
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,170	1,037,853
2.80%, 09/15/50		250	156,833
Royalty Pharma PLC
2.20%, 09/02/30		350	315,632
5.20%, 09/25/35		440	440,807
			2,883,672
Broadline Retail — 0.0%
Kohl’s Corp., 10.00%, 06/01/30(b)		107	116,227
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(b)(f)		55	57,957
Nordstrom, Inc., 4.38%, 04/01/30(f)		52	49,177
			223,361
Building Materials — 0.3%
Carlisle Cos., Inc.
2.75%, 03/01/30		25	23,477
5.55%, 09/15/40		770	782,261
Carrier Global Corp.
2.70%, 02/15/31		20	18,433
5.90%, 03/15/34		50	53,810
CRH America Finance, Inc., 5.50%, 01/09/35		950	991,930
Eagle Materials, Inc., 2.50%, 07/01/31		295	266,699
Fortune Brands Innovations, Inc., 5.88%, 06/01/33		25	26,455
Security		Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	USD	100	$ 88,937
4.90%, 12/01/32		25	25,458
Martin Marietta Materials, Inc.
5.15%, 12/01/34		355	363,121
4.25%, 12/15/47		75	63,256
Quikrete Holdings, Inc., 6.38%, 03/01/32(b)		100	103,721
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		100	105,300
Standard Industries, Inc., 4.38%, 07/15/30(b)		100	96,446
Trane Technologies Financing Ltd., 5.25%, 03/03/33		150	156,076
Vulcan Materials Co.
5.35%, 12/01/34		25	25,852
4.50%, 06/15/47		75	65,513
			3,256,745
Building Products — 0.2%
Home Depot, Inc.
2.50%, 04/15/27		300	294,321
4.50%, 09/15/32		80	81,119
4.95%, 06/25/34		200	204,701
5.88%, 12/16/36		270	293,267
4.95%, 09/15/52		40	37,221
Lowe’s Cos., Inc.
3.35%, 04/01/27		300	297,117
3.95%, 10/15/27		325	324,442
5.00%, 04/15/33		225	229,864
5.63%, 04/15/53		115	113,550
5.80%, 09/15/62		40	39,995
Patrick Industries, Inc., 6.38%, 11/01/32(b)		135	137,646
QXO Building Products, Inc., 6.75%, 04/30/32(b)		184	190,487
			2,243,730
Capital Markets — 0.2%
Apollo Debt Solutions BDC, 6.55%, 03/15/32(b)		25	25,964
Ares Capital Corp.
2.15%, 07/15/26		200	196,916
2.88%, 06/15/27		100	97,474
2.88%, 06/15/28		135	128,542
ARES Capital Corp., 5.10%, 01/15/31		150	147,904
Blackstone Private Credit Fund
3.25%, 03/15/27		75	73,589
7.30%, 11/27/28		50	53,159
4.00%, 01/15/29		25	24,290
Blackstone Secured Lending Fund, 2.85%, 09/30/28		75	70,791
Blue Owl Capital Corp., 5.95%, 03/15/29		100	101,322
Blue Owl Credit Income Corp., 7.75%, 01/15/29		75	79,915
FS KKR Capital Corp.
2.63%, 01/15/27		110	106,263
3.25%, 07/15/27		150	144,031
3.13%, 10/12/28		220	203,287
6.88%, 08/15/29		380	385,454
6.13%, 01/15/30(f)		456	450,815
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(f)		74	74,263
10.00%, 11/15/29(b)		73	73,267
9.00%, 06/15/30		63	60,638
Sixth Street Lending Partners, 5.75%, 01/15/30		75	75,980
			2,573,864
Chemicals — 0.3%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		150	152,412
Brenntag Finance BV, 3.38%, 10/02/31(d)	EUR	300	344,560
Celanese U.S. Holdings LLC, 7.20%, 11/15/33(f)	USD	100	102,534
Chemours Co., 4.63%, 11/15/29(b)(f)		100	87,751
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	USD	130	$ 129,877
Dow Chemical Co.
4.38%, 11/15/42		25	20,240
6.90%, 05/15/53		145	153,903
DuPont de Nemours, Inc., 5.42%, 11/15/48		20	20,150
Eastman Chemical Co.
5.75%, 03/08/33		75	78,781
4.65%, 10/15/44		25	21,459
Ecolab, Inc., 2.13%, 02/01/32		90	79,050
EIDP, Inc., 4.50%, 05/15/26		35	35,030
FMC Corp., 3.20%, 10/01/26		25	24,606
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)	EUR	100	116,890
LYB International Finance III LLC
5.63%, 05/15/33	USD	125	127,711
3.80%, 10/01/60		100	64,246
Mosaic Co., 5.45%, 11/15/33		25	25,758
NOVA Chemicals Corp., 9.00%, 02/15/30(b)		100	106,938
Nutrien Ltd., 5.80%, 03/27/53		25	25,497
OCP SA, 6.75%, 05/02/34(d)		223	241,621
PPG Industries, Inc., 1.20%, 03/15/26		50	49,441
Rain Carbon, Inc., 12.25%, 09/01/29(b)		104	110,751
RPM International, Inc., 2.95%, 01/15/32		470	425,683
Sasol Financing USA LLC, 8.75%, 05/03/29(d)		229	232,550
Sherwin-Williams Co.
3.45%, 06/01/27		150	148,594
5.15%, 08/15/35(f)		920	938,897
4.50%, 06/01/47		250	217,443
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		157	154,383
Tronox, Inc., 4.63%, 03/15/29(b)(f)		100	61,478
Westlake Corp., 5.00%, 08/15/46		25	22,054
			4,320,288
Commercial Services & Supplies — 0.7%
ADT Security Corp., 5.88%, 10/15/33(b)		100	101,445
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(d)	EUR	100	119,610
APCOA Group GmbH, 6.00%, 04/15/31(d)		100	117,677
Automatic Data Processing, Inc., 4.75%, 05/08/32	USD	455	466,374
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/32(b)(f)		100	102,440
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(d)	EUR	100	105,917
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD	91	92,198
Block, Inc., 3.50%, 06/01/31(f)		77	71,694
California Institute of Technology
4.32%, 08/01/45		100	88,673
4.70%, 11/01/2111		35	29,463
3.65%, 09/01/2119		50	32,767
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		95	89,901
Cornell University, 4.84%, 06/15/34		75	76,550
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(d)		190	218,500
Emory University, Series 2020, 2.14%, 09/01/30		35	32,004
Equifax, Inc., 3.10%, 05/15/30		150	141,605
FTAI Aviation Investors LLC(b)
7.00%, 05/01/31		100	104,795
7.00%, 06/15/32		118	123,589
Garda World Security Corp., 6.00%, 06/01/29(b)		100	97,548
GATX Corp., 4.00%, 06/30/30		100	98,289
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Global Payments, Inc.
4.80%, 04/01/26	USD	50	$ 50,027
5.30%, 08/15/29		125	127,207
5.40%, 08/15/32		40	40,476
Hertz Corp., 12.63%, 07/15/29(b)(f)		38	37,616
ION Platform Finance SARL(d)
6.50%, 09/30/30	EUR	104	117,702
6.88%, 09/30/32		100	113,032
Kapla Holding SAS, Series OCT, 5.00%, 04/30/31(d)		100	116,676
Kaspi.KZ JSC, 6.25%, 03/26/30(d)	USD	212	217,716
Loxam SAS, 4.25%, 02/15/31(d)	EUR	100	114,902
Massachusetts Institute of Technology
3.96%, 07/01/38	USD	50	46,470
5.60%, 07/01/2111		100	102,837
Motability Operations Group PLC, 4.00%, 01/22/37(d)	EUR	281	324,950
Pachelbel Bidco SpA, 7.13%, 05/17/31(d)		100	123,502
PayPal Holdings, Inc., 2.30%, 06/01/30	USD	75	69,118
President and Fellows of Harvard College
4.61%, 02/15/35		50	50,520
2.52%, 10/15/50		150	92,787
Quanta Services, Inc.
2.90%, 10/01/30		1,260	1,178,387
2.35%, 01/15/32(f)		220	194,306
5.25%, 08/09/34		90	92,599
5.10%, 08/09/35		210	211,928
3.05%, 10/01/41		50	37,457
RELX Capital, Inc., 5.25%, 03/27/35		85	87,967
RR Donnelley & Sons Co., 10.88%, 08/01/29(b)(f)		100	100,522
S&P Global, Inc.
2.45%, 03/01/27		200	196,064
5.25%, 09/15/33		55	57,759
2.30%, 08/15/60		230	120,099
3.90%, 03/01/62		10	7,691
Trustees of the University of Pennsylvania, 3.61%, 02/15/2119		350	226,956
United Rentals North America, Inc., 3.75%, 01/15/32		100	93,033
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		150	113,615
University of Southern California, 4.98%, 10/01/53(f)		10	9,373
Verisk Analytics, Inc.
4.13%, 03/15/29		530	528,452
5.75%, 04/01/33		50	52,851
5.25%, 06/05/34		620	637,783
5.50%, 06/15/45		40	39,803
3.63%, 05/15/50		35	25,936
Worldline SA, 0.88%, 06/30/27(d)	EUR	100	99,962
Worldline SA/France, 4.13%, 09/12/28(d)		100	96,643
			8,265,763
Communications Equipment — 0.2%
CommScope LLC(b)
8.25%, 03/01/27	USD	55	55,358
9.50%, 12/15/31		112	114,084
Motorola Solutions, Inc.
4.60%, 02/23/28		90	90,853
4.60%, 05/23/29		25	25,277
2.30%, 11/15/30		400	361,688
2.75%, 05/24/31		650	596,005
5.60%, 06/01/32		539	567,017
5.40%, 04/15/34		565	585,081
5.55%, 08/15/35		323	336,326

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Communications Equipment (continued)
Viasat, Inc.(b)
6.50%, 07/15/28	USD	142	$ 137,825
7.50%, 05/30/31		216	202,681
			3,072,195
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33(b)		44	45,155
Heathrow Finance PLC, 6.63%, 03/01/31(d)	GBP	100	132,123
HTA Group Ltd., 7.50%, 06/04/29(b)	USD	150	155,625
IHS Holding Ltd., 8.25%, 11/29/31(d)		228	237,006
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(d)		400	416,120
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(d)		220	229,832
Tutor Perini Corp., 11.88%, 04/30/29(b)(f)		69	77,006
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		49	47,856
			1,340,723
Consumer Finance — 0.8%
American Express Co.
3.13%, 05/20/26		50	49,780
(1-day SOFR + 1.00%), 5.10%, 02/16/28(a)		665	673,267
(1-day SOFR + 1.22%), 4.92%, 07/20/33(a)		275	280,180
(1-day SOFR + 1.24%), 4.80%, 10/24/36(a)		535	528,871
(1-day SOFR + 1.26%), 4.73%, 04/25/29(a)		100	101,520
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		50	49,586
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)		220	226,145
(1-day SOFR + 1.93%), 5.63%, 07/28/34(a)		150	157,452
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(a)		215	223,776
Atlanticus Holdings Corp., 9.75%, 09/01/30(b)(f)		99	96,226
Bread Financial Holdings, Inc., 05/15/31(b)(c)		65	65,445
Capital One Financial Corp.(a)
(1-day SOFR + 1.56%), 5.46%, 07/26/30		610	631,686
(1-day SOFR + 2.04%), 6.18%, 01/30/36		290	302,227
(1-day SOFR + 2.37%), 5.27%, 05/10/33		50	51,051
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	25,681
(1-day SOFR + 2.60%), 5.25%, 07/26/30		225	231,190
(1-day SOFR + 2.64%), 6.31%, 06/08/29		44	46,117
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34		410	483,651
Enova International, Inc.(b)
11.25%, 12/15/28		89	94,452
9.13%, 08/01/29		128	134,144
EZCORP, Inc., 7.38%, 04/01/32(b)		35	36,969
goeasy Ltd.(b)
9.25%, 12/01/28		150	155,498
7.63%, 07/01/29		84	84,609
7.38%, 10/01/30		75	74,833
Mastercard, Inc.
2.95%, 11/21/26		25	24,781
3.30%, 03/26/27		25	24,813
3.35%, 03/26/30		640	623,744
4.95%, 03/15/32		160	165,943
4.55%, 01/15/35		220	219,692
3.85%, 03/26/50		100	79,964
2.95%, 03/15/51		460	308,124
OneMain Finance Corp.
6.63%, 05/15/29		77	79,184
7.88%, 03/15/30		128	134,904
7.50%, 05/15/31		131	136,834
SLM Corp., 6.50%, 01/31/30		20	20,736
Synchrony Financial
3.95%, 12/01/27		171	169,542
5.15%, 03/19/29		198	201,042
Security		Par (000)	Value
Consumer Finance (continued)
Synchrony Financial (continued)
2.88%, 10/28/31	USD	535	$ 475,006
7.25%, 02/02/33(f)		682	722,943
(1-day SOFR + 1.40%), 5.02%, 07/29/29(a)(f)		492	495,647
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(f)		598	608,301
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)		964	997,231
Visa, Inc.
1.10%, 02/15/31		40	34,641
4.30%, 12/14/45		295	261,092
3.65%, 09/15/47		35	27,731
			10,616,251
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp.
4.13%, 05/01/28		25	24,931
5.20%, 07/05/28		100	102,265
QVC, Inc., 6.88%, 04/15/29(b)		172	79,120
Target Corp.
1.95%, 01/15/27		50	48,901
2.35%, 02/15/30		75	69,948
4.50%, 09/15/34		75	73,998
4.80%, 01/15/53		35	31,766
Walmart, Inc.
4.90%, 04/28/35		1,140	1,172,271
4.50%, 09/09/52		110	98,855
4.50%, 04/15/53		25	22,400
			1,724,455
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	186,462
Berry Global, Inc., 1.57%, 01/15/26		25	24,851
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		131	131,268
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		46	46,121
9.25%, 04/15/27		144	142,187
Packaging Corp. of America
3.00%, 12/15/29		125	119,526
5.70%, 12/01/33		200	211,601
4.05%, 12/15/49		420	338,125
WRKCo, Inc., 3.00%, 06/15/33		80	71,279
			1,271,420
Distributors — 0.0%
WW Grainger, Inc., 4.45%, 09/15/34		505	499,736
Diversified REITs — 1.1%
American Tower Corp.
1.50%, 01/31/28		20	18,867
5.80%, 11/15/28		140	145,960
3.80%, 08/15/29		80	78,537
2.90%, 01/15/30		175	165,209
5.00%, 01/31/30(f)		132	135,211
2.70%, 04/15/31		75	68,449
4.05%, 03/15/32		5	4,846
5.40%, 01/31/35		490	504,733
2.95%, 01/15/51		100	64,540
Brixmor Operating Partnership LP
4.13%, 05/15/29		50	49,537
4.05%, 07/01/30		20	19,632
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	16,088
Brookfield Finance, Inc.
4.35%, 04/15/30		125	125,248
6.35%, 01/05/34		25	27,221
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Brookfield Finance, Inc. (continued)
5.68%, 01/15/35	USD	400	$ 415,371
5.33%, 01/15/36		205	206,463
Crown Castle, Inc.
1.05%, 07/15/26		65	63,547
4.30%, 02/15/29		60	59,747
5.60%, 06/01/29		41	42,599
4.90%, 09/01/29(f)		67	67,961
3.10%, 11/15/29		100	95,113
3.30%, 07/01/30		175	165,860
2.10%, 04/01/31		245	214,814
2.50%, 07/15/31		34	30,282
5.10%, 05/01/33		24	24,307
2.90%, 04/01/41		50	36,644
Digital Realty Trust LP, 5.55%, 01/15/28		75	77,099
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34		247	256,154
Equinix, Inc.
1.55%, 03/15/28		50	47,103
2.50%, 05/15/31		232	209,565
3.90%, 04/15/32		707	679,729
3.40%, 02/15/52		391	273,648
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		401	412,378
5.30%, 01/15/29		145	147,751
4.00%, 01/15/30		24	23,248
4.00%, 01/15/31		75	71,735
3.25%, 01/15/32		410	368,009
5.25%, 02/15/33		295	294,821
5.63%, 09/15/34		290	293,198
5.75%, 11/01/37		200	198,531
Host Hotels & Resorts LP
5.70%, 06/15/32		275	284,546
5.50%, 04/15/35		300	302,899
Series F, 4.50%, 02/01/26		20	19,977
Series I, 3.50%, 09/15/30		25	23,552
Kimco Realty OP LLC, 2.80%, 10/01/26		50	49,453
Millrose Properties, Inc.(b)
6.38%, 08/01/30		35	35,456
6.25%, 09/15/32		151	151,722
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)(f)		50	48,563
Prologis LP
4.63%, 01/15/33		40	40,297
5.25%, 06/15/53		40	38,900
Regency Centers LP
3.60%, 02/01/27		70	69,551
3.70%, 06/15/30		100	97,632
Rithm Capital Corp.(b)
8.00%, 04/01/29		183	186,712
8.00%, 07/15/30		60	60,821
SBA Communications Corp., 3.88%, 02/15/27		100	98,881
Service Properties Trust
0.00%, 09/30/27(b)(h)		62	54,655
5.50%, 12/15/27		50	48,701
8.38%, 06/15/29		144	143,044
4.38%, 02/15/30(f)		100	84,163
8.88%, 06/15/32(f)		117	115,465
Sun Communities Operating LP, 2.70%, 07/15/31		390	353,637
Trust Fibra Uno, 7.70%, 01/23/32(d)		202	220,778
Security		Par (000)	Value
Diversified REITs (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)(f)	USD	100	$ 97,739
VICI Properties LP
4.75%, 04/01/28		5	5,048
4.95%, 02/15/30		648	654,963
5.13%, 11/15/31		489	495,120
5.13%, 05/15/32		1,147	1,156,218
6.13%, 04/01/54		300	302,674
VICI Properties LP/VICI Note Co., Inc.(b)
4.25%, 12/01/26(f)		810	808,088
4.50%, 01/15/28(f)		158	157,876
3.88%, 02/15/29		514	502,234
4.63%, 12/01/29		469	465,113
4.13%, 08/15/30		66	63,817
Weyerhaeuser Co., 4.00%, 04/15/30		50	49,297
XHR LP, 4.88%, 06/01/29(b)(f)		50	48,877
			13,536,224
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
1.70%, 03/25/26		730	722,858
1.65%, 02/01/28		260	246,474
4.55%, 11/01/32		1,800	1,787,158
3.10%, 02/01/43		125	92,676
4.35%, 06/15/45		45	37,872
5.45%, 03/01/47		258	248,398
3.50%, 09/15/53		589	403,042
5.70%, 11/01/54		125	122,431
3.55%, 09/15/55		43	29,486
6.05%, 08/15/56		432	444,076
3.80%, 12/01/57		399	281,694
3.65%, 09/15/59		390	264,259
3.85%, 06/01/60		119	83,939
3.50%, 02/01/61		50	32,935
British Telecommunications PLC, 9.63%, 12/15/30		170	207,974
Cisco Systems, Inc.
4.85%, 02/26/29		225	230,595
4.95%, 02/24/32		190	196,077
5.30%, 02/26/54		205	200,220
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)(f)		200	211,783
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	25,078
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(g)		247	254,882
10.75%, 11/30/29		223	245,495
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		276	275,634
6.75%, 05/01/29(b)		237	239,387
5.88%, 11/01/29		170	171,826
8.63%, 03/15/31(b)		114	120,348
GCI LLC, 4.75%, 10/15/28(b)		76	74,166
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		112	105,840
6.88%, 06/30/33		205	209,979
7.00%, 03/31/34		114	117,124
Lumen Technologies, Inc., 10.00%, 10/15/32(b)		36	36,360
SoftBank Group Corp.(d)
5.25%, 10/10/29	EUR	100	119,412
7.00%, 07/08/31	USD	200	208,122
Sprint Capital Corp., 8.75%, 03/15/32		570	693,433
Telecom Italia Capital SA
6.00%, 09/30/34		46	47,111

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
7.20%, 07/18/36	USD	60	$ 65,357
7.72%, 06/04/38(f)		60	67,085
TELUS Corp., 2.80%, 02/16/27		75	73,636
Verizon Communications, Inc.
3.00%, 03/22/27		50	49,385
4.33%, 09/21/28		25	25,134
4.02%, 12/03/29		75	74,294
5.05%, 05/09/33		100	102,184
4.40%, 11/01/34		25	24,060
5.25%, 04/02/35		535	541,113
5.85%, 09/15/35		237	251,735
5.40%, 07/02/37(b)		38	38,463
4.75%, 11/01/41		45	41,151
4.86%, 08/21/46		45	40,627
3.55%, 03/22/51		785	565,748
Windstream Services LLC, 7.50%, 10/15/33(b)		4	3,993
WULF Compute LLC, 7.75%, 10/15/30(b)		148	153,754
			10,905,863
Electric Utilities — 2.9%
AEP Texas, Inc.
5.45%, 05/15/29		25	25,946
4.70%, 05/15/32		105	105,125
5.40%, 06/01/33		75	77,291
5.70%, 05/15/34		279	291,130
3.45%, 05/15/51		182	126,025
5.25%, 05/15/52		120	111,636
Series G, 4.15%, 05/01/49		36	28,242
AEP Transmission Co. LLC
5.15%, 04/01/34		40	40,932
5.38%, 06/15/35		83	85,970
3.75%, 12/01/47		48	37,474
3.15%, 09/15/49		139	96,437
5.40%, 03/15/53		250	248,359
Series N, 2.75%, 08/15/51		34	21,554
AES Corp., 5.45%, 06/01/28		25	25,440
Alabama Power Co.
3.75%, 09/01/27		50	49,838
5.85%, 11/15/33		80	86,025
6.00%, 03/01/39		32	34,825
4.30%, 01/02/46		29	24,933
Alexander Funding Trust II, 7.47%, 07/31/28(b)		200	213,478
Alpha Generation LLC, 6.25%, 01/15/34(b)		19	19,221
Ameren Corp., 5.70%, 12/01/26		110	111,606
Ameren Illinois Co.
4.95%, 06/01/33		210	215,065
5.90%, 12/01/52		20	21,125
American Electric Power Co., Inc., 5.63%, 03/01/33		50	52,694
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	29,698
Arizona Public Service Co.
2.20%, 12/15/31		45	39,499
5.55%, 08/01/33		220	230,435
5.70%, 08/15/34		100	105,152
Baltimore Gas and Electric Co.
2.25%, 06/15/31		25	22,467
3.75%, 08/15/47		44	34,501
5.40%, 06/01/53		150	148,152
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		75	65,077
6.13%, 04/01/36		100	108,482
5.15%, 11/15/43		45	43,665
Security		Par (000)	Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co. (continued)
4.45%, 01/15/49	USD	175	$ 149,980
4.60%, 05/01/53(f)		230	198,595
Black Hills Corp., 6.00%, 01/15/35		80	85,194
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,305
4.95%, 04/01/33		50	50,966
5.15%, 03/01/34		50	51,456
4.50%, 04/01/44		20	17,906
Series AJ, 4.85%, 10/01/52		40	36,714
Series AQ, 4.95%, 08/15/35		95	95,591
CenterPoint Energy, Inc., 1.45%, 06/01/26		50	49,207
Commonwealth Edison Co.
5.90%, 03/15/36		25	27,040
5.65%, 06/01/54		135	137,696
Connecticut Light and Power Co.
4.95%, 01/15/30		130	133,719
Series A, 3.20%, 03/15/27		25	24,746
Consolidated Edison Co. of New York, Inc.
5.13%, 03/15/35		500	513,037
6.15%, 11/15/52		170	183,413
5.70%, 05/15/54		60	61,577
Series 2006-A, 5.85%, 03/15/36		100	106,848
Constellation Energy Generation LLC
5.80%, 03/01/33		15	16,021
6.50%, 10/01/53		25	27,662
Consumers Energy Co.
4.90%, 02/15/29		25	25,670
4.60%, 05/30/29		40	40,661
4.70%, 01/15/30		40	40,879
4.50%, 01/15/31		25	25,259
4.63%, 05/15/33		110	110,459
4.35%, 04/15/49		25	21,472
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(d)		386	406,780
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(d)	EUR	100	118,312
Diamond II Ltd., 7.95%, 07/28/26(d)	USD	450	452,704
Dominion Energy South Carolina, Inc., Series 2025, 5.30%, 01/15/35		22	22,878
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32(f)		50	48,937
Series B, 5.95%, 06/15/35		100	106,627
Series F, 5.25%, 08/01/33		50	51,221
DTE Electric Co.
5.20%, 04/01/33		80	83,242
5.20%, 03/01/34		75	77,622
5.25%, 05/15/35		510	526,718
Series B, 3.65%, 03/01/52		20	15,091
DTE Energy Co., 4.88%, 06/01/28		150	152,532
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	20,610
3.70%, 12/01/47		504	390,571
3.55%, 03/15/52		141	104,039
5.35%, 01/15/53		29	28,547
5.40%, 01/15/54(f)		150	149,073
Duke Energy Corp.
4.85%, 01/05/29		135	137,545
2.45%, 06/01/30		125	115,464
3.95%, 08/15/47		86	67,852
3.50%, 06/15/51		137	96,961
5.00%, 08/15/52		80	72,257
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
6.10%, 09/15/53	USD	200	$ 210,386
Duke Energy Florida LLC, 3.00%, 12/15/51		117	77,253
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,798
Duke Energy Kentucky, Inc., (Acquired 08/11/25, Cost: $235,000), 6.01%, 09/15/35(i)(j)		235	243,225
Duke Energy Ohio, Inc.
2.13%, 06/01/30		227	207,776
5.65%, 04/01/53		38	38,455
5.55%, 03/15/54		63	63,321
Duke Energy Progress LLC
3.40%, 04/01/32		320	301,960
5.25%, 03/15/33		125	130,463
5.05%, 03/15/35		211	215,174
2.90%, 08/15/51		50	32,286
5.35%, 03/15/53		367	359,487
5.55%, 03/15/55(f)		766	772,580
E.ON International Finance BV, 3.50%, 09/03/35(d)	EUR	100	115,581
Edison International, 4.13%, 03/15/28	USD	20	19,663
Entergy Arkansas LLC
5.45%, 06/01/34		25	26,119
5.75%, 06/01/54		30	30,975
Entergy Corp.
2.80%, 06/15/30		20	18,680
(5-year CMT + 2.67%), 7.13%, 12/01/54(a)		25	26,265
Entergy Louisiana LLC, 4.20%, 09/01/48		150	123,630
Entergy Mississippi LLC
5.00%, 09/01/33		150	152,866
5.85%, 06/01/54		25	25,710
Entergy Texas, Inc.
1.75%, 03/15/31		50	43,974
5.80%, 09/01/53		100	101,908
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	21,503
5.70%, 03/15/53		40	40,546
Evergy Metro, Inc., 5.40%, 04/01/34		30	31,282
Eversource Energy
4.75%, 05/15/26		150	150,446
5.13%, 05/15/33		50	50,758
5.50%, 01/01/34		225	233,083
Exelon Corp.
3.35%, 03/15/32		110	102,948
5.63%, 06/15/35		75	78,533
5.60%, 03/15/53		40	39,383
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)		198	209,431
FirstEnergy Corp.
2.65%, 03/01/30		187	173,504
Series B, 3.90%, 07/15/27		459	456,129
Series C, 4.85%, 07/15/47		156	138,599
FirstEnergy Transmission LLC
4.75%, 01/15/33(b)		800	799,165
5.00%, 01/15/35		495	496,217
5.45%, 07/15/44(b)		96	93,686
4.55%, 04/01/49(b)		289	250,290
Florida Power & Light Co.
5.05%, 04/01/28		30	30,754
5.10%, 04/01/33		110	113,946
5.95%, 02/01/38		75	81,767
5.96%, 04/01/39		25	27,136
4.05%, 10/01/44		60	50,702
3.15%, 10/01/49		100	69,914
2.88%, 12/04/51		134	87,299
Security		Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued)
5.30%, 04/01/53	USD	190	$ 186,411
Georgia Power Co.
4.85%, 03/15/31(f)		81	83,123
4.95%, 05/17/33		230	234,785
5.13%, 05/15/52(f)		90	86,124
5.50%, 10/01/55		100	99,647
Series 2010-C, 4.75%, 09/01/40		50	47,790
Series B, 3.70%, 01/30/50		37	28,384
Idaho Power Co., 5.80%, 04/01/54		25	25,865
India Clean Energy Holdings, 4.50%, 04/18/27(d)		400	391,200
Indiana Michigan Power Co., 5.63%, 04/01/53		20	20,289
Interstate Power and Light Co.
4.10%, 09/26/28		50	49,937
5.60%, 06/29/35		80	83,434
JSW Hydro Energy Ltd., 4.13%, 05/18/31(d)		213	201,019
Kentucky Utilities Co., 3.30%, 06/01/50		25	17,685
MidAmerican Energy Co.
5.85%, 09/15/54		30	31,639
5.30%, 02/01/55		45	43,753
Minejesa Capital BV, 5.63%, 08/10/37(d)		522	520,173
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		338	334,700
MVM Energetika Zrt, 6.50%, 03/13/31(d)		206	218,360
National Grid PLC, 5.42%, 01/11/34		40	41,547
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,605
5.05%, 09/15/28		70	71,776
5.15%, 06/15/29		85	88,065
Nevada Power Co.
6.00%, 03/15/54		15	15,663
Series CC, 3.70%, 05/01/29		35	34,408
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26		135	135,213
4.69%, 09/01/27		160	161,728
2.25%, 06/01/30		25	22,905
5.05%, 02/28/33		150	153,395
5.45%, 03/15/35		50	51,772
5.55%, 03/15/54		65	64,054
Northern States Power Co.
5.10%, 05/15/53		120	114,950
5.40%, 03/15/54		50	49,855
5.65%, 06/15/54(f)		35	36,391
NRG Energy, Inc.(b)
4.45%, 06/15/29		98	97,341
7.00%, 03/15/33		752	830,061
6.25%, 11/01/34		23	23,681
6.00%, 01/15/36		39	39,671
NSTAR Electric Co.
3.20%, 05/15/27		50	49,413
4.95%, 09/15/52		50	46,344
Oglethorpe Power Corp.
5.05%, 10/01/48		10	9,128
6.20%, 12/01/53		75	78,815
Ohio Power Co.
5.65%, 06/01/34		240	250,580
4.00%, 06/01/49		64	49,808
Series P, 2.60%, 04/01/30		169	157,459
Series Q, 1.63%, 01/15/31		32	27,842
Series R, 2.90%, 10/01/51		130	81,508
Oklahoma Gas and Electric Co.
5.40%, 01/15/33		75	78,639
5.60%, 04/01/53		40	40,201

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	USD	70	$ 65,821
5.65%, 11/15/33		75	79,756
5.30%, 06/01/42		105	103,909
Pacific Gas and Electric Co.
3.15%, 01/01/26		55	54,864
2.95%, 03/01/26		65	64,661
3.30%, 03/15/27		150	147,900
6.10%, 01/15/29		50	52,158
4.55%, 07/01/30		100	99,365
3.25%, 06/01/31		100	92,344
6.15%, 01/15/33		100	106,141
6.40%, 06/15/33		22	23,673
6.95%, 03/15/34		200	221,948
6.00%, 08/15/35		45	47,188
4.50%, 07/01/40		60	52,159
3.30%, 08/01/40		103	78,218
4.75%, 02/15/44		509	434,558
4.25%, 03/15/46		346	273,017
4.00%, 12/01/46		67	50,657
4.95%, 07/01/50		528	454,472
3.50%, 08/01/50		177	120,951
5.25%, 03/01/52		241	213,527
6.75%, 01/15/53		638	689,116
6.70%, 04/01/53		323	346,122
5.90%, 10/01/54		141	137,269
6.15%, 03/01/55		50	50,339
6.10%, 10/15/55		214	213,841
PacifiCorp.
5.10%, 02/15/29		225	230,935
5.30%, 02/15/31		60	62,305
5.35%, 12/01/53		20	18,432
5.50%, 05/15/54		30	28,320
PECO Energy Co.
4.90%, 06/15/33		25	25,609
2.85%, 09/15/51		262	169,270
4.38%, 08/15/52		40	33,937
PG&E Corp., 5.25%, 07/01/30(f)		1,720	1,702,121
Pinnacle West Capital Corp., 5.15%, 05/15/30		424	436,928
Potomac Electric Power Co., 5.20%, 03/15/34		140	144,580
PPL Electric Utilities Corp.
4.85%, 02/15/34		105	106,743
5.25%, 05/15/53		40	39,152
Public Service Co. of Colorado
1.88%, 06/15/31		75	65,773
5.25%, 04/01/53		20	19,043
5.75%, 05/15/54		65	66,531
Series 39, 4.50%, 06/01/52		60	51,405
Public Service Co. of Oklahoma, 5.25%, 01/15/33		50	51,359
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	80,552
5.20%, 08/01/33		75	77,848
5.20%, 03/01/34		65	67,476
4.85%, 08/01/34		50	50,504
3.95%, 05/01/42		60	50,891
5.45%, 08/01/53		100	100,241
Public Service Enterprise Group, Inc.
2.45%, 11/15/31		100	89,017
5.45%, 04/01/34		50	51,926
Puget Sound Energy, Inc.
4.22%, 06/15/48		100	82,671
5.45%, 06/01/53		10	9,809
5.69%, 06/15/54		30	30,683
Security		Par (000)	Value
Electric Utilities (continued)
San Diego Gas & Electric Co.
5.35%, 04/01/53	USD	90	$ 86,870
Series VVV, 1.70%, 10/01/30		100	88,442
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(b)(g)		22	13,293
Sempra, 4.00%, 02/01/48		100	77,548
Sierra Pacific Power Co., 5.90%, 03/15/54		30	30,565
Southern California Edison Co.
5.30%, 03/01/28		60	61,151
5.25%, 03/15/30		25	25,589
5.45%, 06/01/31(f)		165	170,108
5.45%, 03/01/35		100	101,372
5.50%, 03/15/40		35	34,373
3.45%, 02/01/52		80	53,739
5.70%, 03/01/53		150	142,296
5.88%, 12/01/53		20	19,467
5.75%, 04/15/54(f)		20	19,079
Southern Co.
3.25%, 07/01/26		250	248,527
4.85%, 06/15/28		95	96,698
5.70%, 10/15/32		383	405,944
5.20%, 06/15/33		30	30,866
5.70%, 03/15/34		70	73,880
4.85%, 03/15/35		75	74,259
4.25%, 07/01/36		21	19,617
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(a)		100	98,687
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(a)		60	59,753
Southwestern Electric Power Co.
5.30%, 04/01/33		10	10,214
Series M, 4.10%, 09/15/28		120	119,753
Series N, 1.65%, 03/15/26		50	49,535
Southwestern Public Service Co., 6.00%, 06/01/54		50	52,109
System Energy Resources, Inc., 5.30%, 12/15/34		540	544,973
Talen Energy Supply LLC(b)
6.25%, 02/01/34		125	128,181
6.50%, 02/01/36		140	144,998
Tampa Electric Co.
4.90%, 03/01/29		50	51,133
5.15%, 03/01/35		530	538,055
Tucson Electric Power Co., 5.50%, 04/15/53		10	9,763
Union Electric Co.
5.20%, 04/01/34		150	154,905
5.45%, 03/15/53		110	108,216
5.13%, 03/15/55		195	184,332
Virginia Electric and Power Co.
6.35%, 11/30/37		50	55,374
8.88%, 11/15/38		50	67,364
5.45%, 04/01/53		100	97,469
5.70%, 08/15/53		95	96,245
5.65%, 03/15/55		80	80,526
Series A, 3.80%, 04/01/28		200	199,026
Series B, 3.75%, 05/15/27		100	99,524
Series D, 4.65%, 08/15/43		125	113,331
Series D, 5.60%, 09/15/55		60	60,073
Vistra Operations Co. LLC(b)
5.05%, 12/30/26		115	115,790
4.60%, 10/15/30		100	99,356
7.75%, 10/15/31		237	251,512
6.95%, 10/15/33		205	228,023
5.70%, 12/30/34		782	803,228
VoltaGrid LLC, 11/01/30(b)(c)		62	63,057
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
WEC Energy Group, Inc., 5.60%, 09/12/26	USD	21	$ 21,238
Wisconsin Electric Power Co., 4.75%, 09/30/32		25	25,548
Wisconsin Power and Light Co., 3.95%, 09/01/32		160	153,980
Xcel Energy, Inc.
4.60%, 06/01/32		55	54,618
5.50%, 03/15/34		125	129,426
			36,447,880
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
2.20%, 09/15/31		120	106,503
5.38%, 11/15/54(f)		175	173,526
Arrow Electronics, Inc.
3.88%, 01/12/28		95	94,094
5.88%, 04/10/34(f)		549	573,807
Avnet, Inc., 6.25%, 03/15/28		45	46,765
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		2,600	2,490,923
3.57%, 12/01/31		370	344,965
5.55%, 08/22/34(f)		350	359,407
Emerson Electric Co., 2.00%, 12/21/28		50	47,137
Fortive Corp., 3.15%, 06/15/26		25	24,825
Honeywell International, Inc.
4.88%, 09/01/29		25	25,740
4.50%, 01/15/34		370	366,939
5.00%, 03/01/35		100	101,913
Jabil, Inc., 4.25%, 05/15/27		100	100,015
Keysight Technologies, Inc., 4.95%, 10/15/34		185	186,558
TD SYNNEX Corp., 1.75%, 08/09/26		175	171,633
Xerox Corp.(b)(f)
10.25%, 10/15/30		68	69,527
13.50%, 04/15/31		19	18,375
			5,302,652
Energy Equipment & Services — 0.1%
Deepocean Ltd., 6.00%, 04/08/31(d)	EUR	100	117,163
OEG Finance PLC, 7.25%, 09/27/29(d)		100	120,610
Petroleos Mexicanos, 7.50%, 03/31/26(b)	USD	409	406,955
Solaris Energy Infrastructure, Inc.(k)
4.75%, 05/01/30		121	270,435
0.25%, 10/01/31		158	187,862
Tidewater, Inc., 9.13%, 07/15/30(b)		185	197,457
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		161	166,287
6.25%, 10/01/33		4	4,015
Viridien, 10.00%, 10/15/30(b)		100	104,780
Weatherford International Ltd.(b)
8.63%, 04/30/30		37	37,732
6.75%, 10/15/33		115	117,526
			1,730,822
Entertainment — 0.3%
Allwyn Entertainment Financing U.K. PLC, 4.13%, 02/15/31(d)	EUR	100	114,145
Bracelet Holdings, Inc., 9.25%, 07/02/28(b)	USD	146	141,368
Caesars Entertainment, Inc., 6.00%, 10/15/32(b)(f)		100	95,397
Light & Wonder International, Inc.(b)
7.25%, 11/15/29(f)		40	41,037
7.50%, 09/01/31		130	134,949
6.25%, 10/01/33		45	44,801
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		50	48,534
Security		Par (000)	Value
Entertainment (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(b)	USD	100	$ 104,343
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(b)		46	46,632
Warnermedia Holdings, Inc.
3.76%, 03/15/27		2,872	2,843,108
4.05%, 03/15/29		50	48,552
4.28%, 03/15/32		70	64,116
5.05%, 03/15/42		290	232,792
5.14%, 03/15/52		113	85,880
			4,045,654
Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
2.30%, 03/01/30		75	69,464
5.20%, 11/15/34		335	347,781
3.05%, 03/01/50		380	263,487
Reworld Holding Corp., 4.88%, 12/01/29(b)		52	48,861
Waste Connections, Inc.
2.60%, 02/01/30		150	141,100
2.20%, 01/15/32		25	22,031
3.20%, 06/01/32		85	78,966
5.25%, 09/01/35		705	727,787
Waste Management, Inc.
4.95%, 07/03/31		535	554,046
4.88%, 02/15/34		50	51,082
			2,304,605
Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	236,236
3.30%, 01/30/32		150	138,428
4.95%, 09/10/34		900	895,971
Air Lease Corp.
3.63%, 12/01/27		50	49,259
4.63%, 10/01/28		100	100,274
Ally Financial, Inc.
8.00%, 11/01/31		200	227,691
(1-day SOFR + 2.82%), 6.85%, 01/03/30(a)		75	79,114
(1-day SOFR + 3.26%), 6.99%, 06/13/29(a)		20	21,007
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(a)		25	25,432
(5-year CMT + 2.45%), 6.65%, 01/17/40(a)		16	16,037
Ameriprise Financial, Inc.
5.70%, 12/15/28		350	366,036
5.15%, 05/15/33(f)		410	425,683
Andiron, (1 mo. Term SOFR + 3.25%), 7.11%, 01/21/30(i)		30	29,850
Ares Management Corp., 6.38%, 11/10/28		1,640	1,728,219
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(b)		415	423,393
Blue Owl Finance LLC
3.13%, 06/10/31		670	606,544
6.25%, 04/18/34(f)		450	466,966
Burford Capital Global Finance LLC(b)
6.88%, 04/15/30		15	14,924
9.25%, 07/01/31		130	134,548
Charles Schwab Corp.
0.90%, 03/11/26		20	19,781
5.88%, 08/24/26		300	303,946
2.45%, 03/03/27		5	4,900
3.20%, 01/25/28		3	2,950
1.65%, 03/11/31		2	1,744
2.30%, 05/13/31		9	8,135

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Charles Schwab Corp. (continued)
1.95%, 12/01/31	USD	74	$ 64,435
2.90%, 03/03/32		3	2,744
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)		180	190,619
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)		110	119,838
(1-day SOFR + 2.21%), 5.64%, 05/19/29(a)		66	68,473
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)		61	65,255
Coinbase Global, Inc.(b)
3.38%, 10/01/28		180	171,211
3.63%, 10/01/31		58	51,839
Credit Acceptance Corp.(b)
9.25%, 12/15/28		129	135,284
6.63%, 03/15/30		70	69,966
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/30(b)(i)		526	546,338
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(b)		30	31,278
GGAM Finance Ltd., 8.00%, 06/15/28(b)		127	134,701
Intercontinental Exchange, Inc.
3.75%, 09/21/28		20	19,822
4.60%, 03/15/33		500	503,729
4.95%, 06/15/52(f)		825	769,304
Invesco Finance PLC, 3.75%, 01/15/26		125	124,720
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		100	101,758
6.75%, 05/01/33		42	43,813
Jefferies Financial Group, Inc., 4.85%, 01/15/27		20	20,060
Lazard Group LLC, 4.50%, 09/19/28		100	100,478
LPL Holdings, Inc., 5.65%, 03/15/35		655	668,526
Nasdaq, Inc., 5.35%, 06/28/28		18	18,571
ORIX Corp., 5.20%, 09/13/32		50	51,790
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		20	20,662
8.00%, 08/01/33		10	10,259
PennyMac Financial Services, Inc.(b)
7.13%, 11/15/30		82	85,852
6.88%, 05/15/32		142	148,119
6.88%, 02/15/33		95	98,272
6.75%, 02/15/34		25	25,625
Raymond James Financial, Inc., 4.95%, 07/15/46		50	46,238
Rocket Cos., Inc.(b)
6.50%, 08/01/29		80	82,979
6.13%, 08/01/30		70	72,205
6.38%, 08/01/33		28	29,168
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)		60	62,076
StoneX Group, Inc., 7.88%, 03/01/31(b)		216	228,765
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		100	98,484
UWM Holdings LLC(b)
6.63%, 02/01/30		245	249,602
6.25%, 03/15/31		97	96,826
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		70	73,252
Voya Financial, Inc.
3.65%, 06/15/26		100	99,677
5.00%, 09/20/34		520	519,766
			12,449,447
Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26		50	49,427
4.50%, 08/15/33		20	19,956
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(d)	EUR	100	117,194
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	USD	25	22,966
Security		Par (000)	Value
Food Products (continued)
Froneri Lux FinCo SARL, 4.75%, 08/01/32(d)	EUR	100	$ 117,492
General Mills, Inc., 4.95%, 03/29/33	USD	25	25,362
Hershey Co.
2.30%, 08/15/26		35	34,578
5.10%, 02/24/35		25	25,765
J.M. Smucker Co.
3.38%, 12/15/27		20	19,738
4.25%, 03/15/35		225	212,548
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/33		166	172,928
6.75%, 03/15/34		25	27,581
Kraft Heinz Foods Co., 5.20%, 07/15/45		45	41,703
Kroger Co.
5.00%, 09/15/34		140	141,146
5.50%, 09/15/54		110	106,958
Mondelez International, Inc., 4.50%, 05/06/30		75	75,619
Pilgrim’s Pride Corp.
6.25%, 07/01/33		640	682,421
6.88%, 05/15/34		200	221,441
Post Holdings, Inc.(b)
4.50%, 09/15/31		100	93,907
6.38%, 03/01/33		178	180,277
6.25%, 10/15/34(f)		73	73,855
Sysco Corp., 3.25%, 07/15/27		25	24,682
The Campbell’s Co., 5.20%, 03/19/27		25	25,348
Tyson Foods, Inc., 5.10%, 09/28/48		50	46,179
U.S. Foods, Inc.(b)
7.25%, 01/15/32		83	87,081
5.75%, 04/15/33		95	96,251
United Natural Foods, Inc., 6.75%, 10/15/28(b)		146	146,045
			2,888,448
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.40%, 06/01/41		25	25,651
4.45%, 03/15/43		200	180,606
4.90%, 04/01/44		45	42,740
4.45%, 01/15/53		50	42,953
5.20%, 04/15/54(f)		535	512,072
Canadian National Railway Co.
6.25%, 08/01/34		25	27,792
6.20%, 06/01/36		125	139,733
Canadian Pacific Railway Co.
4.00%, 06/01/28		25	24,959
4.80%, 03/30/30		125	127,929
CSX Corp.
6.22%, 04/30/40		100	110,433
4.10%, 03/15/44		75	63,722
4.90%, 03/15/55		40	36,653
Danaos Corp., 6.88%, 10/15/32(b)		185	181,923
Norfolk Southern Corp.
2.90%, 06/15/26		25	24,810
4.45%, 03/01/33		50	49,840
4.84%, 10/01/41		150	142,878
2.90%, 08/25/51		50	32,471
Union Pacific Corp.
2.40%, 02/05/30		185	172,427
2.80%, 02/14/32		20	18,289
4.50%, 01/20/33		75	75,480
			2,033,361
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	USD	430	$ 412,784
Avantor Funding, Inc., 4.63%, 07/15/28(b)		106	104,297
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		193	201,685
Baxter International, Inc.
2.60%, 08/15/26		50	49,386
3.95%, 04/01/30		20	19,487
2.54%, 02/01/32		50	43,713
Boston Scientific Corp., 2.65%, 06/01/30		25	23,468
Insulet Corp., 6.50%, 04/01/33(b)		145	151,068
Revvity, Inc., 3.30%, 09/15/29		50	47,932
Solventum Corp., 5.40%, 03/01/29		203	209,949
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		90	90,568
5.35%, 12/01/28		80	82,694
			1,437,031
Health Care Providers & Services — 0.8%
Adventist Health System, 5.43%, 03/01/32		50	51,544
Allina Health System, Series 2019, 3.89%, 04/15/49(f)		50	39,003
Banner Health, 2.34%, 01/01/30		50	46,413
Baylor Scott & White Holdings
4.19%, 11/15/45		50	42,525
Series 2021, 2.84%, 11/15/50		225	146,949
Becton Dickinson Euro Finance SARL, 1.21%, 02/12/36	EUR	100	91,018
Centene Corp.
4.25%, 12/15/27	USD	100	98,559
4.63%, 12/15/29		200	194,013
CHS/Community Health Systems, Inc., 10.88%, 01/15/32(b)		100	107,803
Cigna Group
4.38%, 10/15/28		115	115,721
4.80%, 08/15/38		50	47,587
4.90%, 12/15/48		145	130,759
CommonSpirit Health
3.91%, 10/01/50		50	38,005
6.46%, 11/01/52		35	38,411
DaVita, Inc.(b)
6.88%, 09/01/32		82	84,946
6.75%, 07/15/33(f)		60	62,210
Dignity Health, 4.50%, 11/01/42(f)		50	44,153
Elevance Health, Inc.
4.10%, 03/01/28		150	149,930
4.65%, 01/15/43		200	180,163
4.38%, 12/01/47		150	125,634
3.60%, 03/15/51		209	150,753
5.13%, 02/15/53		26	23,797
5.70%, 02/15/55		99	97,844
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR	100	121,959
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	108	103,684
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	36,226
HCA, Inc.
5.00%, 03/01/28		175	178,245
4.13%, 06/15/29		73	72,486
5.45%, 04/01/31		506	526,642
2.38%, 07/15/31		199	177,574
3.63%, 03/15/32		120	112,934
7.50%, 11/06/33		88	101,840
5.60%, 04/01/34		230	239,421
5.45%, 09/15/34		77	79,227
5.75%, 03/01/35		489	513,038
Security		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.13%, 06/15/39	USD	115	$ 111,834
5.50%, 06/15/47		143	137,340
3.50%, 07/15/51		180	124,674
4.63%, 03/15/52		821	681,351
6.00%, 04/01/54		304	308,173
6.20%, 03/01/55		200	207,677
6.10%, 04/01/64(f)		482	487,235
Humana, Inc.
1.35%, 02/03/27		35	33,788
4.88%, 04/01/30		50	50,685
5.38%, 04/15/31		50	51,643
5.88%, 03/01/33		50	52,693
Kaiser Foundation Hospitals
4.88%, 04/01/42(f)		50	48,161
4.15%, 05/01/47		50	42,329
Series 2021, 3.00%, 06/01/51		275	184,378
Laboratory Corp. of America Holdings
2.95%, 12/01/29		25	23,762
4.80%, 10/01/34		580	574,891
Medline Borrower LP, 3.88%, 04/01/29(b)		100	97,131
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32(d)	EUR	100	117,155
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	USD	50	34,020
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	37,968
MPH Acquisition Holdings LLC, (6.50% Cash and 5.00% PIK), 11.50%, 12/31/30(b)(g)		119	128,371
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	30,823
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	63,507
Novant Health, Inc., 2.64%, 11/01/36(f)		50	40,159
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		50	39,182
Quest Diagnostics, Inc.
4.60%, 12/15/27(f)		650	657,503
4.63%, 12/15/29		800	813,157
Select Medical Corp., 6.25%, 12/01/32(b)		15	15,216
Sharp HealthCare, Series 20B, 2.68%, 08/01/50		100	63,205
Sutter Health, 5.55%, 08/15/53		100	101,720
Tenet Healthcare Corp., 4.63%, 06/15/28		180	179,279
UnitedHealth Group, Inc.
4.25%, 03/15/43		120	104,375
5.88%, 02/15/53		100	102,689
5.63%, 07/15/54		125	124,353
Universal Health Services, Inc.
4.63%, 10/15/29		50	50,122
5.05%, 10/15/34		370	362,490
			10,654,055
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	40,313
5.50%, 10/01/35		75	76,398
4.00%, 02/01/50		200	150,719
Diversified Healthcare Trust
4.75%, 02/15/28		100	95,311
7.25%, 10/15/30(b)		20	20,201
4.38%, 03/01/31		117	102,681
Healthcare Realty Holdings LP, 3.75%, 07/01/27		25	24,794
Healthpeak OP LLC, 3.00%, 01/15/30		25	23,649
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(f)		108	103,909

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs (continued)
MPT Operating Partnership LP/MPT Finance Corp. (continued)
7.00%, 02/15/32(d)	EUR	100	$ 119,844
Omega Healthcare Investors, Inc.
5.20%, 07/01/30	USD	469	475,895
3.38%, 02/01/31		100	92,745
Ventas Realty LP
4.13%, 01/15/26		20	19,983
3.00%, 01/15/30		25	23,683
5.10%, 07/15/32		250	256,298
5.00%, 01/15/35		385	386,043
Welltower OP LLC
4.50%, 07/01/30		500	505,436
3.85%, 06/15/32		20	19,286
5.13%, 07/01/35		300	305,854
			2,843,042
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)		100	94,539
Darden Restaurants, Inc.
4.35%, 10/15/27		205	205,840
4.55%, 10/15/29		205	206,084
6.30%, 10/10/33		310	336,263
Essendi SA, 5.63%, 05/15/32(d)	EUR	100	119,720
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)(f)	USD	100	92,694
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)		100	103,530
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(b)		77	79,457
Hyatt Hotels Corp.
5.75%, 01/30/27		200	203,433
5.38%, 12/15/31		1,120	1,147,088
5.75%, 03/30/32		25	26,088
Las Vegas Sands Corp.
3.90%, 08/08/29		25	24,271
6.00%, 08/15/29		75	78,122
6.20%, 08/15/34		55	57,753
Marriott International, Inc.
5.45%, 09/15/26		100	101,121
5.55%, 10/15/28		250	259,837
5.30%, 05/15/34		370	379,793
5.35%, 03/15/35		500	513,111
Series GG, 3.50%, 10/15/32		25	23,244
Series HH, 2.85%, 04/15/31		430	396,091
McDonald’s Corp.
3.80%, 04/01/28		50	49,743
3.63%, 09/01/49		300	224,166
5.15%, 09/09/52		50	47,296
Melco Resorts Finance Ltd.(d)
5.75%, 07/21/28		200	199,700
5.38%, 12/04/29		200	196,350
MGM China Holdings Ltd., 7.13%, 06/26/31(d)		500	529,060
Starbucks Corp.
2.25%, 03/12/30		75	68,902
4.80%, 02/15/33		275	278,852
5.00%, 02/15/34		25	25,520
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
5.63%, 08/26/28(d)	USD	200	$ 199,700
6.75%, 02/15/34(b)		134	135,082
			6,402,450
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 04/01/30		52	48,950
6.88%, 08/01/33		18	18,016
Beazer Homes USA, Inc., 7.25%, 10/15/29(f)		93	94,309
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		51	48,918
Forestar Group, Inc., 5.00%, 03/01/28(b)		49	48,890
Lennar Corp., 4.75%, 11/29/27		10	10,077
LGI Homes, Inc.(b)
8.75%, 12/15/28		45	46,800
7.00%, 11/15/32(f)		54	51,821
Mattamy Group Corp.(b)
5.25%, 12/15/27(f)		49	48,809
4.63%, 03/01/30		51	49,472
NVR, Inc., 3.00%, 05/15/30		1,300	1,232,777
PulteGroup, Inc., 5.50%, 03/01/26		50	50,047
Sekisui House U.S., Inc., 3.97%, 08/06/61		15	10,095
Somnigroup International, Inc., 4.00%, 04/15/29(b)(f)		50	48,153
STL Holding Co. LLC, 8.75%, 02/15/29(b)		44	46,135
Whirlpool Corp.
4.75%, 02/26/29		180	177,424
6.13%, 06/15/30		45	44,558
4.60%, 05/15/50		15	11,173
			2,086,424
Household Products — 0.0%
Kimberly-Clark Corp.
6.63%, 08/01/37		25	29,152
2.88%, 02/07/50		15	10,128
			39,280
Independent Power and Renewable Electricity Producers — 0.1%
Continuum Energy Pte. Ltd., 12.00%, 09/11/27(b)(f)(i)		222	222,650
India Green Power Holdings, 4.00%, 02/22/27(d)		217	211,505
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		400	399,210
			833,365
Industrial Conglomerates — 0.0%
3M Co., 3.38%, 03/01/29		100	97,660
Eaton Corp., 4.00%, 11/02/32		20	19,600
Enpro, Inc., 6.13%, 06/01/33(b)		94	96,159
Maxam Prill SARL, 6.00%, 07/15/30(d)	EUR	100	117,243
Parker-Hannifin Corp., 4.10%, 03/01/47	USD	75	63,176
Textron, Inc., 3.00%, 06/01/30		25	23,573
			417,411
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)		30	30,767
Aflac, Inc., 4.75%, 01/15/49		10	9,083
Alleghany Corp., 3.63%, 05/15/30		25	24,430
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/32(b)		100	103,180
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Allstate Corp.
5.05%, 06/24/29	USD	275	$ 282,921
5.25%, 03/30/33		200	207,486
5.55%, 05/09/35		100	104,810
American International Group, Inc.
4.85%, 05/07/30(f)		310	317,118
5.13%, 03/27/33		40	41,084
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		25	19,028
Aon North America, Inc., 5.45%, 03/01/34		400	416,756
Ardonagh Finco Ltd., 6.88%, 02/15/31(d)	EUR	100	119,636
Arthur J Gallagher & Co.
3.50%, 05/20/51	USD	80	56,871
3.05%, 03/09/52		45	29,157
5.75%, 07/15/54		250	250,249
Assurant, Inc., 5.55%, 02/15/36		205	207,132
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		226	237,469
Athene Holding Ltd., 3.95%, 05/25/51		5	3,609
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		138	141,611
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		80	73,213
3.85%, 03/15/52		190	149,657
Brighthouse Financial, Inc., 3.85%, 12/22/51		30	19,575
Brown & Brown, Inc.
5.65%, 06/11/34		50	51,764
4.95%, 03/17/52		350	308,873
CNA Financial Corp., 5.20%, 08/15/35		300	300,439
Corebridge Financial, Inc.
3.90%, 04/05/32		20	19,024
5.75%, 01/15/34		75	78,520
4.35%, 04/05/42		40	34,653
Equitable Holdings, Inc., 5.00%, 04/20/48		50	45,939
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50		400	282,627
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		140	148,117
6.10%, 03/15/55		322	332,030
Fidelity National Financial, Inc.
2.45%, 03/15/31		310	274,493
3.20%, 09/17/51		120	77,282
Lincoln National Corp.
3.80%, 03/01/28		100	99,113
3.40%, 01/15/31		20	18,914
Loews Corp., 3.75%, 04/01/26		75	74,843
Manulife Financial Corp.
2.48%, 05/19/27		20	19,545
(5-year USD SOFR ICE Swap + 1.65%), 4.06%, 02/24/32(a)		75	74,579
Markel Group, Inc., 6.00%, 05/16/54		245	252,390
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		100	100,889
2.38%, 12/15/31		100	89,027
4.90%, 03/15/49		490	451,526
5.70%, 09/15/53		125	128,620
5.40%, 03/15/55		100	98,443
MetLife, Inc.
5.38%, 07/15/33		25	26,347
5.30%, 12/15/34		50	52,070
4.05%, 03/01/45		35	29,396
Security		Par (000)	Value
Insurance (continued)
Old Republic International Corp., 3.88%, 08/26/26	USD	75	$ 74,796
Principal Financial Group, Inc.
5.38%, 03/15/33		39	40,607
5.50%, 03/15/53		110	110,697
Progressive Corp., 3.70%, 03/15/52		80	62,152
Prudential Financial, Inc.
3.94%, 12/07/49		125	99,153
3.70%, 03/13/51		170	128,852
Prudential Funding Asia PLC, 3.13%, 04/14/30		50	47,976
Reinsurance Group of America, Inc., 5.75%, 09/15/34		50	52,195
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		955	999,286
Travelers Cos., Inc.
6.25%, 06/15/37		25	27,910
4.60%, 08/01/43		25	22,893
5.45%, 05/25/53		20	20,160
Unum Group
4.50%, 12/15/49		50	41,026
4.13%, 06/15/51		140	107,349
Willis North America, Inc.
5.35%, 05/15/33		840	868,215
5.90%, 03/05/54		650	658,730
			9,676,302
Interactive Media & Services — 0.6%
Alphabet, Inc.
4.50%, 05/15/35		1,415	1,411,104
1.90%, 08/15/40		60	40,951
4.00%, 05/06/54	EUR	100	112,996
5.25%, 05/15/55	USD	1,650	1,635,055
2.25%, 08/15/60		35	18,624
Beignet Investor LLC, 6.58%, 05/30/49(b)		1,880	2,005,410
Cogent Communications Group LLC/Cogent Finance, Inc.(b)
7.00%, 06/15/27(f)		73	72,836
7.00%, 06/15/27		70	69,776
Meta Platforms, Inc.
4.60%, 11/15/32		125	125,628
4.45%, 08/15/52		20	16,738
5.60%, 05/15/53		170	168,604
5.40%, 08/15/54		150	144,442
5.63%, 11/15/55		205	203,458
4.65%, 08/15/62		522	434,323
5.75%, 05/15/63		162	161,506
Netflix, Inc.
5.88%, 11/15/28		75	78,904
5.40%, 08/15/54		60	59,505
Prosus NV, 4.19%, 01/19/32(d)		428	411,685
Snap, Inc., 6.88%, 03/01/33(b)(f)		160	163,623
			7,335,168
Internet Software & Services — 0.3%
Amazon.com, Inc.
3.60%, 04/13/32		120	115,906
4.05%, 08/22/47		25	21,098
Booking Holdings, Inc.
3.55%, 03/15/28		20	19,797
3.25%, 11/21/32	EUR	100	115,880
eBay, Inc., 2.70%, 03/11/30	USD	265	248,116
Expedia Group, Inc.
4.63%, 08/01/27		60	60,364
3.80%, 02/15/28		25	24,806

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Getty Images, Inc.(b)(f)
11.25%, 02/21/30	USD	70	$ 69,481
10.50%, 11/15/30		145	146,185
GrubHub Holdings, Inc., (6.00% Cash and 7.00% PIK), 13.00%, 07/31/30(b)(f)(g)		101	85,102
Match Group Holdings II LLC(b)
5.63%, 02/15/29		47	46,896
6.13%, 09/15/33		95	95,638
Prime Investment Partners Ltd., 11.00%, 05/01/30(i)		137	141,866
Rakuten Group, Inc.
11.25%, 02/15/27(b)		151	163,061
9.75%, 04/15/29(d)		400	448,652
9.75%, 04/15/29(b)		125	140,204
Uber Technologies, Inc., 5.35%, 09/15/54		65	62,883
VeriSign, Inc.
2.70%, 06/15/31		1,140	1,033,065
5.25%, 06/01/32		155	158,750
Wayfair LLC(b)
7.25%, 10/31/29		147	152,008
7.75%, 09/15/30		235	247,897
			3,597,655
IT Services — 0.5%
Accenture Capital, Inc., 4.50%, 10/04/34		130	128,179
Atos SE, 9.36%, 12/18/25(d)(l)	EUR	100	131,754
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	USD	20	18,934
2.60%, 05/01/31		450	407,792
CACI International, Inc., 6.38%, 06/15/33(b)		84	87,336
CGI, Inc., 1.45%, 09/14/26		25	24,433
CoreWeave, Inc.(b)
9.25%, 06/01/30(f)		434	438,221
9.00%, 02/01/31		143	143,418
Fair Isaac Corp., 6.00%, 05/15/33(b)		50	50,895
Fidelity National Information Services, Inc.
1.15%, 03/01/26		35	34,654
1.65%, 03/01/28		25	23,506
Fiserv, Inc.
5.38%, 08/21/28		100	102,089
3.50%, 07/01/29		25	24,058
2.65%, 06/01/30		50	45,888
5.63%, 08/21/33		310	319,525
5.45%, 03/15/34		13	13,194
Gartner, Inc.(b)
4.50%, 07/01/28		735	728,956
3.63%, 06/15/29		839	805,460
3.75%, 10/01/30		116	109,745
IBM International Capital Pte. Ltd., 5.30%, 02/05/54		100	94,949
International Business Machines Corp.
2.20%, 02/09/27		815	797,008
5.88%, 11/29/32		40	43,267
4.25%, 05/15/49		335	277,653
5.10%, 02/06/53		430	399,782
Kyndryl Holdings, Inc., 2.05%, 10/15/26		25	24,470
Oracle Corp.
5.20%, 09/26/35		125	123,101
5.95%, 09/26/55		425	402,940
6.10%, 09/26/65		351	334,719
			6,135,926
Leisure Products — 0.1%
Amer Sports Co., 6.75%, 02/16/31(b)		147	152,909
Carnival Corp., 5.75%, 08/01/32(b)		305	313,321
Dometic Group AB, 5.00%, 09/11/30(d)	EUR	100	116,744
Security		Par (000)	Value
Leisure Products (continued)
Hasbro, Inc.
3.50%, 09/15/27	USD	20	$ 19,769
3.90%, 11/19/29		50	48,882
Life Time, Inc., 6.00%, 11/15/31(b)		75	76,054
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		30	30,554
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36		290	291,966
Sabre GLBL, Inc., 11.25%, 12/15/27(b)		55	56,306
Viking Cruises Ltd., 5.88%, 10/15/33(b)		55	55,911
			1,162,416
Machinery — 0.3%
CNH Industrial Capital LLC
4.55%, 04/10/28		20	20,137
5.50%, 01/12/29		75	77,614
Flowserve Corp., 2.80%, 01/15/32		830	738,333
IDEX Corp.
3.00%, 05/01/30		430	405,611
2.63%, 06/15/31		665	606,079
John Deere Capital Corp.
4.75%, 01/20/28(f)		60	61,051
2.00%, 06/17/31		145	129,180
5.10%, 04/11/34		75	77,677
5.05%, 06/12/34		75	77,317
nVent Finance SARL, 5.65%, 05/15/33		320	334,762
Otis Worldwide Corp., 2.57%, 02/15/30		85	79,361
Regal Rexnord Corp., 6.40%, 04/15/33		75	80,386
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	99,881
2.30%, 03/15/30		65	59,279
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28		210	212,557
5.61%, 03/11/34		380	399,166
Xylem, Inc., 3.25%, 11/01/26		50	49,576
			3,507,967
Media — 0.9%
AMC Networks, Inc.
10.25%, 01/15/29(b)		245	257,211
4.25%, 02/15/29(f)		179	153,931
4.25%, 02/15/29(k)		46	41,515
10.50%, 07/15/32(b)(f)		142	149,274
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		50	49,346
6.38%, 09/01/29(b)		20	20,157
4.50%, 08/15/30(b)		100	93,741
7.38%, 03/01/31(b)		214	217,218
4.75%, 02/01/32(b)(f)		106	95,964
4.50%, 05/01/32(f)		251	223,242
4.25%, 01/15/34(b)(f)		262	220,008
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32		50	42,668
6.55%, 06/01/34		260	273,629
6.38%, 10/23/35		492	509,639
5.38%, 04/01/38		50	46,314
3.50%, 03/01/42		60	42,468
6.48%, 10/23/45		150	144,908
5.75%, 04/01/48		222	196,899
4.80%, 03/01/50		130	101,734
3.70%, 04/01/51		148	96,741
3.90%, 06/01/52		655	429,860
5.25%, 04/01/53(f)		79	64,316
6.83%, 10/23/55		59	58,672
3.85%, 04/01/61(f)		683	420,399
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
4.40%, 12/01/61	USD	166	$ 112,456
3.95%, 06/30/62		505	312,703
5.50%, 04/01/63		110	89,377
Comcast Corp.
4.15%, 10/15/28		300	300,470
4.65%, 02/15/33		50	50,036
3.75%, 04/01/40		110	91,396
2.45%, 08/15/52		75	40,693
2.94%, 11/01/56		445	257,850
4.95%, 10/15/58		225	193,222
2.99%, 11/01/63		266	148,220
CSC Holdings LLC(b)
5.50%, 04/15/27		100	92,788
11.25%, 05/15/28		230	201,798
Directv Financing LLC, 8.88%, 02/01/30(b)		37	36,781
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		38	38,002
10.00%, 02/15/31		121	120,502
Discovery Communications LLC
3.95%, 03/20/28		1,000	979,850
5.00%, 09/20/37		65	54,990
DISH DBS Corp.
7.38%, 07/01/28		107	99,983
5.75%, 12/01/28(b)		103	98,969
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	314,468
3.45%, 03/01/32		407	375,841
Fox Corp.
6.50%, 10/13/33		280	307,716
5.58%, 01/25/49(f)		80	77,663
Gray Media, Inc., 9.63%, 07/15/32(b)		15	15,074
iHeartCommunications, Inc.(b)
9.13%, 05/01/29		221	203,342
10.88%, 05/01/30		169	121,830
Nexstar Media, Inc., 4.75%, 11/01/28(b)(f)		99	97,445
Paramount Global
3.70%, 10/04/26		211	207,632
2.90%, 01/15/27		274	269,133
3.38%, 02/15/28		54	52,649
4.95%, 01/15/31		250	245,145
4.20%, 05/19/32		90	83,253
5.85%, 09/01/43		254	228,248
4.60%, 01/15/45		33	25,080
(3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(a)		101	98,980
Sinclair Television Group, Inc.(b)
5.50%, 03/01/30		68	57,800
4.38%, 12/31/32(f)		92	67,160
8.13%, 02/15/33		65	66,241
Sirius XM Radio LLC, 4.13%, 07/01/30(b)		152	143,065
Sunrise FinCo I BV, Series OCT, 4.63%, 05/15/32(d)	EUR	100	116,825
Time Warner Cable LLC, 4.50%, 09/15/42	USD	135	106,749
Univision Communications, Inc., 8.50%, 07/31/31(b)		100	102,280
Versant Media Group, Inc., 7.25%, 01/30/31(b)		25	25,483
VZ Secured Financing BV, 5.25%, 01/15/33(d)	EUR	100	115,452
			10,794,494
Metals & Mining — 0.7%
ArcelorMittal SA, 6.80%, 11/29/32	USD	50	55,684
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		235	238,526
Security		Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
5.00%, 02/21/30	USD	590	$ 608,501
5.25%, 09/08/30		250	260,532
4.90%, 02/28/33(f)		75	76,680
5.25%, 09/08/33		50	52,082
5.00%, 09/30/43		200	192,599
5.50%, 09/08/53		25	25,388
Century Aluminum Co., 6.88%, 08/01/32(b)(f)		93	95,611
Champion Iron Canada, Inc., 7.88%, 07/15/32(b)		65	68,148
Cleveland-Cliffs, Inc.(b)
7.38%, 05/01/33		100	103,458
7.63%, 01/15/34		140	145,553
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36(d)		402	437,527
Eldorado Gold Corp., 6.25%, 09/01/29(b)		90	89,946
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		175	184,781
8.00%, 03/01/33(f)		200	212,000
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(b)		93	97,044
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	48,505
Glencore Capital Finance DAC, 3.67%, 10/06/32(d)	EUR	100	115,835
Glencore Funding LLC(b)
5.19%, 04/01/30	USD	50	51,466
2.50%, 09/01/30		26	23,781
6.38%, 10/06/30		125	134,817
2.85%, 04/27/31		139	127,623
5.70%, 05/08/33		58	61,346
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)		134	138,060
Kaiser Aluminum Corp., 03/01/34(b)(c)		65	64,762
Kinross Gold Corp., 4.50%, 07/15/27		20	20,078
Mineral Resources Ltd.(b)
9.25%, 10/01/28		45	47,183
8.50%, 05/01/30		115	119,891
7.00%, 04/01/31(f)		150	155,288
Navoi Mining & Metallurgical Combinat, 6.75%, 05/14/30(d)		207	217,350
New Gold, Inc., 6.88%, 04/01/32(b)		86	89,934
Novelis Corp., 6.88%, 01/30/30(b)		55	57,092
Perenti Finance Pty. Ltd., 7.50%, 04/26/29(b)		88	91,960
Reliance, Inc., 2.15%, 08/15/30		790	713,059
Rio Tinto Finance USA PLC
5.25%, 03/14/35		545	563,793
4.75%, 03/22/42		150	141,079
Samarco Mineracao SA, (9.50% PIK), 9.50%, 06/30/31(d)(g)		447	445,698
Southern Copper Corp.
5.25%, 11/08/42		350	339,728
5.88%, 04/23/45(f)		520	542,537
Steel Dynamics, Inc.
3.45%, 04/15/30		25	24,105
5.25%, 05/15/35		25	25,645
3.25%, 10/15/50		118	82,141
Stillwater Mining Co., 4.50%, 11/16/29(d)		260	242,450
Taseko Mines Ltd., 8.25%, 05/01/30(b)		112	118,413
Vale Overseas Ltd., 6.40%, 06/28/54		242	252,043
Vallourec SACA, 7.50%, 04/15/32(b)		66	70,150
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(d)		220	230,516
			8,300,388
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29		76	73,150

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	USD	135	$ 142,267
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30		23	23,060
Starwood Property Trust, Inc.
3.63%, 07/15/26		101	100,199
7.25%, 04/01/29		58	61,086
6.50%, 10/15/30		60	62,425
			462,187
Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.(b)
9.38%, 06/01/28		191	198,116
9.50%, 06/01/30		100	105,227
Atmos Energy Corp.
5.90%, 11/15/33		125	135,333
4.13%, 10/15/44		30	25,596
6.20%, 11/15/53		30	32,974
5.45%, 01/15/56		55	54,497
CenterPoint Energy Resources Corp., 5.25%, 03/01/28		25	25,627
National Fuel Gas Co., 5.95%, 03/15/35		310	323,417
NiSource, Inc.
5.40%, 06/30/33(f)		10	10,365
5.35%, 04/01/34		80	82,271
5.00%, 06/15/52		45	40,855
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	48,884
5.40%, 06/15/33		100	103,916
Southern California Gas Co.
6.35%, 11/15/52		15	16,482
5.75%, 06/01/53		100	101,300
Southern Co. Gas Capital Corp.
5.75%, 09/15/33		75	79,398
4.95%, 09/15/34		30	30,127
5.88%, 03/15/41		20	20,908
Series 2020-A, 1.75%, 01/15/31		60	52,678
Southwest Gas Corp.
3.70%, 04/01/28		150	148,382
4.05%, 03/15/32		150	144,510
			1,780,863
Office REITs — 0.0%
Boston Properties LP
3.40%, 06/21/29		75	72,151
2.90%, 03/15/30		75	69,939
2.45%, 10/01/33		25	20,533
Cousins Properties LP, 5.25%, 07/15/30		50	51,090
			213,713
Oil, Gas & Consumable Fuels — 4.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		64	66,397
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 10/15/33(b)		36	35,948
Antero Resources Corp.(b)
7.63%, 02/01/29		153	155,753
5.38%, 03/01/30		1,152	1,159,919
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)		151	151,347
Boardwalk Pipelines LP
5.95%, 06/01/26		50	50,266
4.80%, 05/03/29		25	25,334
BP Capital Markets America, Inc.
4.81%, 02/13/33		50	50,644
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
5.23%, 11/17/34	USD	150	$ 155,179
3.06%, 06/17/41		80	61,422
2.77%, 11/10/50		257	162,723
California Resources Corp.(b)
8.25%, 06/15/29		220	228,858
7.00%, 01/15/34(f)		99	98,559
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		127	124,476
Cameron LNG LLC(b)
3.30%, 01/15/35		522	458,278
3.40%, 01/15/38		62	54,190
Canadian Natural Resources Ltd.
5.40%, 12/15/34(b)		25	25,467
6.25%, 03/15/38		200	213,420
4.95%, 06/01/47		30	26,622
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	100	137,301
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	USD	251	253,569
3.70%, 11/15/29		130	126,559
2.74%, 12/31/39		654	551,089
Cheniere Energy Partners LP
4.00%, 03/01/31		990	955,867
3.25%, 01/31/32		16	14,617
5.75%, 08/15/34		309	321,183
5.55%, 10/30/35(b)(f)		24	24,560
Cheniere Energy, Inc.
4.63%, 10/15/28		10	9,978
5.65%, 04/15/34		1,954	2,021,015
Chevron Corp.
3.33%, 11/17/25		50	49,982
2.95%, 05/16/26		25	24,873
Chevron USA, Inc.
4.69%, 04/15/30		25	25,603
4.98%, 04/15/35		1,500	1,541,144
2.34%, 08/12/50		40	23,817
Chord Energy Corp.(b)
6.00%, 10/01/30		55	55,131
6.75%, 03/15/33(f)		85	86,800
Civitas Resources, Inc.(b)
5.00%, 10/15/26		88	87,564
8.38%, 07/01/28		46	47,529
8.63%, 11/01/30		11	11,372
CNX Resources Corp.(b)
7.38%, 01/15/31		76	78,668
7.25%, 03/01/32		270	281,514
ConocoPhillips, 5.90%, 05/15/38		50	53,960
ConocoPhillips Co.
3.80%, 03/15/52		5	3,775
4.03%, 03/15/62		25	18,569
Continental Resources, Inc., 4.90%, 06/01/44		5	4,041
Coterra Energy, Inc.
3.90%, 05/15/27		25	24,880
5.60%, 03/15/34		300	307,203
5.40%, 02/15/35		115	115,831
Crescent Energy Finance LLC, 7.38%, 01/15/33(b)		11	10,389
CVR Energy, Inc., 8.50%, 01/15/29(b)		95	97,360
DCP Midstream Operating LP, 5.13%, 05/15/29		25	25,546
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
8.63%, 03/15/29		248	258,845
7.38%, 06/30/33		40	40,581
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
5.20%, 09/15/34(f)	USD	140	$ 139,040
5.60%, 07/15/41		100	96,319
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		60	63,698
Diamondback Energy, Inc.
3.25%, 12/01/26		1,127	1,116,731
5.20%, 04/18/27		43	43,588
3.50%, 12/01/29		1,577	1,522,750
3.13%, 03/24/31		887	824,551
6.25%, 03/15/33		80	86,034
4.40%, 03/24/51(f)		18	14,653
4.25%, 03/15/52		118	92,956
5.75%, 04/18/54		125	120,457
5.90%, 04/18/64		85	81,441
Ecopetrol SA, 7.75%, 02/01/32(f)		356	366,894
Enbridge, Inc.
4.25%, 12/01/26		215	214,969
6.00%, 11/15/28		50	52,567
5.50%, 12/01/46		20	19,855
5.95%, 04/05/54		175	179,642
(5-year CMT + 3.12%), 7.38%, 03/15/55(a)		25	26,565
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)(d)		210	223,702
Energy Transfer LP
5.50%, 06/01/27		475	482,623
4.95%, 05/15/28		203	205,989
5.20%, 04/01/30		235	242,303
3.75%, 05/15/30		150	145,535
7.38%, 02/01/31(b)		183	190,638
5.60%, 09/01/34		370	380,573
7.50%, 07/01/38		30	34,769
6.05%, 06/01/41		20	20,190
5.40%, 10/01/47		290	262,295
5.95%, 05/15/54		742	716,220
Enterprise Products Operating LLC, 6.45%, 09/01/40		200	223,617
EOG Resources, Inc., 5.65%, 12/01/54		70	69,999
EQT Corp.
3.13%, 05/15/26(b)		253	250,685
7.50%, 06/01/27		330	335,640
6.50%, 07/01/27		454	464,659
3.90%, 10/01/27		601	596,476
5.70%, 04/01/28		553	571,071
4.50%, 01/15/29		857	857,157
5.00%, 01/15/29		444	449,386
6.38%, 04/01/29		885	914,509
7.00%, 02/01/30		1,058	1,148,252
7.50%, 06/01/30(f)		1,759	1,937,862
4.75%, 01/15/31		3,424	3,427,144
3.63%, 05/15/31(b)		1,209	1,131,482
5.75%, 02/01/34		26	27,215
Equinor ASA
1.75%, 01/22/26		200	198,945
3.70%, 04/06/50		55	42,684
Expand Energy Corp.
5.38%, 02/01/29		452	452,188
5.88%, 02/01/29(b)		99	99,240
6.75%, 04/15/29(b)		382	385,119
5.38%, 03/15/30		241	244,553
4.75%, 02/01/32		555	544,832
5.70%, 01/15/35		1,383	1,423,661
Exxon Mobil Corp., 3.45%, 04/15/51		125	91,870
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29		85	88,808
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp. (continued)
8.88%, 04/15/30	USD	13	$ 13,701
7.88%, 05/15/32		189	194,668
8.00%, 05/15/33		45	46,476
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)(f)		108	112,907
Greenfire Resources Ltd., 12.00%, 10/01/28(b)		71	74,677
Greensaif Pipelines Bidco SARL, 5.85%, 02/23/36(d)		210	220,789
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		141	143,963
Hess Corp.
7.30%, 08/15/31		30	34,552
5.60%, 02/15/41		150	156,929
HF Sinclair Corp., 5.00%, 02/01/28		25	25,021
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(b)(f)		100	103,445
Ithaca Energy North Sea PLC
8.13%, 10/15/29(b)(f)		234	245,338
5.50%, 10/01/31(d)	EUR	100	117,020
KazMunayGas National Co. JSC, 6.38%, 10/24/48(d)	USD	420	422,667
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		200	229,193
5.80%, 03/15/35		50	52,550
6.95%, 01/15/38		125	141,100
7.50%, 11/15/40		50	59,036
Kinder Morgan, Inc.
7.80%, 08/01/31		195	226,185
5.95%, 08/01/54		420	423,896
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		129	130,794
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(b)		250	264,812
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(d)		200	201,650
MPLX LP
4.25%, 12/01/27		25	25,040
4.00%, 03/15/28		250	248,831
4.80%, 02/15/31		395	398,338
4.95%, 09/01/32		50	50,142
5.00%, 01/15/33		50	50,008
5.00%, 03/01/33		190	190,379
5.20%, 12/01/47		35	31,406
4.70%, 04/15/48		450	376,753
5.95%, 04/01/55		350	340,323
Nabors Industries, Inc.(b)
9.13%, 01/31/30		108	113,490
8.88%, 08/15/31		55	52,266
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		97	99,298
8.38%, 02/15/32		107	109,409
NGPL PipeCo LLC, 3.25%, 07/15/31(b)		591	538,284
Noble Finance II LLC, 8.00%, 04/15/30(b)		143	148,412
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)		22	21,428
Occidental Petroleum Corp.
6.63%, 09/01/30		125	134,189
6.45%, 09/15/36		25	26,540
4.20%, 03/15/48(f)		220	165,847
ONEOK, Inc.
5.85%, 01/15/26		190	190,350
4.85%, 07/15/26		50	50,069
5.55%, 11/01/26		200	202,401
4.55%, 07/15/28		40	40,284
5.65%, 11/01/28		300	310,996
3.40%, 09/01/29		100	96,410

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
4.40%, 10/15/29	USD	75	$ 74,987
6.35%, 01/15/31		300	321,115
6.10%, 11/15/32		100	106,985
6.05%, 09/01/33		250	264,895
5.65%, 09/01/34		100	103,003
4.85%, 02/01/49		30	25,632
7.15%, 01/15/51(f)		130	144,063
ORLEN SA, 6.00%, 01/30/35(d)		207	217,867
Ovintiv, Inc.
5.65%, 05/15/28		25	25,704
7.10%, 07/15/53		50	53,367
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		35	35,114
Permian Resources Operating LLC, 8.00%, 04/15/27(b)		46	46,634
Petroleos Mexicanos
8.75%, 06/02/29(f)		10	10,799
5.95%, 01/28/31		10	9,787
Phillips 66 Co.
4.95%, 12/01/27		125	127,003
3.15%, 12/15/29		75	71,682
5.65%, 06/15/54		60	57,291
Plains All American Pipeline LP, 5.95%, 06/15/35		460	480,340
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29		150	145,145
5.70%, 09/15/34		70	71,925
4.90%, 02/15/45		45	39,393
Puma International Financing SA, 7.75%, 04/25/29(d)		200	205,860
Repsol E&P Capital Markets U.S. LLC(b)
4.81%, 09/16/28		200	200,476
5.20%, 09/16/30		200	200,741
5.98%, 09/16/35		205	208,599
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		57	57,131
5.00%, 03/15/27		528	531,042
4.20%, 03/15/28		65	65,022
4.50%, 05/15/30		977	980,466
5.90%, 09/15/37		265	277,066
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		22	22,506
Shell Finance U.S., Inc., 4.00%, 05/10/46		75	61,940
Shell International Finance BV
6.38%, 12/15/38		175	198,044
3.00%, 11/26/51		140	93,534
SM Energy Co., 6.75%, 08/01/29(b)		100	99,791
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27		25	25,185
5.58%, 10/01/34		50	50,188
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		100	96,870
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		100	102,949
Talos Production, Inc.(b)
9.00%, 02/01/29		132	135,720
9.38%, 02/01/31		132	134,995
Targa Resources Corp.
5.20%, 07/01/27		195	197,972
6.15%, 03/01/29		272	286,299
4.20%, 02/01/33		239	227,554
6.13%, 03/15/33		31	33,040
6.50%, 03/30/34		150	163,738
5.50%, 02/15/35		300	305,436
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. (continued)
6.25%, 07/01/52	USD	50	$ 51,049
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		20	20,019
4.88%, 02/01/31		472	473,092
TotalEnergies Capital International SA, 3.13%, 05/29/50		300	205,489
TotalEnergies Capital SA, 5.49%, 04/05/54		320	315,072
TransCanada PipeLines Ltd.
5.85%, 03/15/36		25	26,260
6.20%, 10/15/37		25	26,917
7.63%, 01/15/39		75	89,859
Transocean International Ltd., 8.25%, 05/15/29(b)(f)		47	47,275
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		36	37,435
Trident Energy Finance PLC, 12.50%, 11/30/29(d)		226	231,899
Valaris Ltd., 8.38%, 04/30/30(b)		177	184,595
Valero Energy Corp., 7.50%, 04/15/32		50	57,570
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		25	25,753
8.38%, 06/01/31(f)		159	163,235
9.88%, 02/01/32		56	59,817
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(b)		35	37,069
Viper Energy Partners LLC
4.90%, 08/01/30		315	317,202
5.70%, 08/01/35(f)		316	322,205
Viper Energy, Inc., 5.38%, 11/01/27(b)		1,317	1,317,000
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)		16	15,810
Western Midstream Operating LP
5.45%, 04/01/44		75	67,676
5.25%, 02/01/50		170	146,577
Williams Cos., Inc.
3.75%, 06/15/27		125	124,252
5.80%, 11/15/43		35	35,317
YPF SA, 9.50%, 01/17/31(b)(f)		19	19,955
			54,405,674
Paper & Forest Products — 0.0%
Progroup AG, 5.38%, 04/15/31(d)	EUR	100	116,522
Suzano Austria GmbH, 3.13%, 01/15/32(f)	USD	245	219,508
			336,030
Passenger Airlines — 0.1%
American Airlines 2025-1 Class B Pass Through Trust, Series 2025-1, Class B, 05/11/36(c)		21	21,258
American Airlines, Inc., 8.50%, 05/15/29(b)(f)		90	93,895
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)(f)		142	143,270
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		142	142,189
Delta Air Lines, Inc., 7.38%, 01/15/26		25	25,071
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		145	142,520
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		30	26,404
Latam Airlines Group SA, 7.63%, 01/07/31(b)(f)		231	237,993
Southwest Airlines Co., 5.13%, 06/15/27		75	75,795
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 02/25/33		25	24,325
			932,720
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47	USD	60	$ 48,164
Estee Lauder Cos., Inc., 2.38%, 12/01/29		50	46,689
Kenvue, Inc.
4.90%, 03/22/33		25	25,263
5.05%, 03/22/53		150	137,435
Procter & Gamble Co.
2.85%, 08/11/27		25	24,626
3.60%, 03/25/50		25	19,572
			301,749
Pharmaceuticals — 0.8%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		175	182,929
AbbVie, Inc.
4.05%, 11/21/39		100	89,644
4.25%, 11/21/49		400	336,697
5.40%, 03/15/54		320	318,320
5.50%, 03/15/64		85	85,128
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		142	148,879
Astrazeneca Finance LLC, 1.75%, 05/28/28		150	142,242
AstraZeneca PLC, 6.45%, 09/15/37		170	194,307
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		222	232,709
Becton Dickinson & Co.
5.08%, 06/07/29		123	126,267
2.82%, 05/20/30		25	23,480
3.79%, 05/20/50		20	15,214
Bristol-Myers Squibb Co.
3.25%, 08/01/42		80	61,825
4.25%, 10/26/49		250	208,075
Cardinal Health, Inc.
5.45%, 02/15/34		133	138,361
5.35%, 11/15/34		430	442,638
5.75%, 11/15/54		100	101,577
Cencora, Inc.
4.85%, 12/15/29		610	623,409
2.70%, 03/15/31		350	321,728
5.13%, 02/15/34		275	282,123
5.15%, 02/15/35(f)		90	92,313
CVS Health Corp.
5.00%, 09/15/32(f)		200	203,173
5.45%, 09/15/35		500	510,548
2.70%, 08/21/40		91	65,282
5.13%, 07/20/45		246	223,562
5.05%, 03/25/48		275	245,888
Dolcetto Holdco SpA, 5.63%, 07/14/32(d)	EUR	100	117,887
Eli Lilly & Co.
4.90%, 02/12/32	USD	580	599,339
4.88%, 02/27/53		45	42,059
5.55%, 10/15/55		40	40,969
4.95%, 02/27/63		70	64,600
5.65%, 10/15/65		75	77,252
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		75	84,576
Grifols SA, 7.50%, 05/01/30(d)	EUR	100	121,164
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 04/15/29(b)	USD	107	115,689
Johnson & Johnson
5.00%, 03/01/35		50	51,952
3.63%, 03/03/37		25	22,762
5.95%, 08/15/37		50	56,335
3.40%, 01/15/38		125	110,446
2.45%, 09/01/60		45	25,613
McKesson Corp., 0.90%, 12/03/25		610	608,210
Security		Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc.
1.70%, 06/10/27	USD	500	$ 484,089
4.15%, 05/18/43		80	69,721
5.00%, 05/17/53		60	56,467
2.90%, 12/10/61		50	29,949
5.15%, 05/17/63		270	255,667
Mylan, Inc., 4.55%, 04/15/28		25	24,904
Nidda Healthcare Holding GmbH, (3-mo. EURIBOR + 3.25%), 5.28%, 10/15/32(a)(d)	EUR	100	116,000
Novartis Capital Corp.
3.10%, 05/17/27	USD	25	24,743
4.40%, 05/06/44		50	45,352
2.75%, 08/14/50		25	16,483
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
5.13%, 04/30/31		140	107,315
6.75%, 05/15/34		70	62,715
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		200	193,460
5.34%, 05/19/63		135	128,081
Pfizer, Inc., 7.20%, 03/15/39		200	240,702
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		100	98,313
Viatris, Inc., 2.30%, 06/22/27		20	19,240
Zoetis, Inc.
3.90%, 08/20/28		325	324,683
5.60%, 11/16/32		65	69,111
			9,922,166
Real Estate Management & Development — 0.1%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(g)	EUR	81	100,421
Alstria Office AG, 5.50%, 03/20/31(d)		100	118,550
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(b)
5.75%, 01/15/29	USD	72	69,097
5.25%, 04/15/30		62	57,074
Aroundtown Finance Sarl, (5-year EURIBOR ICE Swap + 3.43%), 5.25%(a)(d)(m)	EUR	100	113,189
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(a)(m)		100	123,114
CBRE Services, Inc.
2.50%, 04/01/31	USD	50	45,247
5.95%, 08/15/34		315	336,838
Citycon Treasury BV, 5.38%, 07/08/31(d)	EUR	100	115,258
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	USD	108	110,378
Grand City Properties SA, (5-year EUR Swap + 2.18%), 1.50%(a)(d)(m)	EUR	100	112,923
Heimstaden Bostad AB, (5-year EURIBOR ICE Swap + 4.19%), 6.25%(a)(d)(m)		100	119,709
Howard Hughes Corp., 5.38%, 08/01/28(b)	USD	48	47,921
New Immo Holding SA, 5.88%, 04/17/28(d)	EUR	100	119,501
Vonovia SE, Series B, 0.88%, 05/20/32(d)(k)		100	114,076
			1,703,296
Residential REITs — 0.1%
ERP Operating LP, 4.65%, 09/15/34	USD	190	188,419
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		40	41,655
Mid-America Apartments LP, 3.60%, 06/01/27		50	49,690
NNN REIT, Inc., 5.60%, 10/15/33		150	156,988
Realty Income Corp.
3.00%, 01/15/27		20	19,746

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
3.40%, 01/15/28	USD	100	$ 98,632
4.75%, 02/15/29		300	305,541
4.50%, 02/01/33		50	49,376
1.80%, 03/15/33		40	33,137
Store Capital LLC
5.40%, 04/30/30(b)		169	172,179
2.75%, 11/18/30		237	215,641
			1,331,004
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27(f)		120	116,184
4.75%, 09/26/34		70	69,559
6.75%, 02/01/40		150	172,821
4.75%, 03/15/42		400	370,143
4.25%, 11/30/46		400	338,243
3.25%, 09/13/49		40	28,028
5.85%, 03/08/53		280	288,992
			1,383,970
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		110	111,901
ams-OSRAM AG, 12.25%, 03/30/29(b)		125	134,509
Analog Devices, Inc.
2.10%, 10/01/31		20	17,661
2.80%, 10/01/41		60	44,408
2.95%, 10/01/51		35	23,148
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $251,000), 6.50%, 03/20/45(i)(j)		251	269,524
Applied Materials, Inc., 5.85%, 06/15/41		25	26,675
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	148,496
Broadcom, Inc.
3.15%, 11/15/25		75	74,952
4.00%, 04/15/29(b)		20	19,907
2.45%, 02/15/31		428	390,048
5.15%, 11/15/31		217	225,597
4.15%, 04/15/32(b)		25	24,477
5.20%, 04/15/32		681	708,499
3.42%, 04/15/33		201	187,428
3.47%, 04/15/34(f)		324	296,772
3.14%, 11/15/35(b)		125	108,339
4.80%, 02/15/36		100	99,248
3.19%, 11/15/36(b)		29	24,750
4.93%, 05/15/37(b)		379	377,365
4.90%, 02/15/38		215	212,393
4.55%, 02/15/32		25	25,164
Entegris, Inc., 4.75%, 04/15/29(b)		100	99,381
Foundry JV Holdco LLC(b)
5.90%, 01/25/33		405	426,305
6.10%, 01/25/36		207	218,667
6.20%, 01/25/37		200	212,688
Intel Corp.
2.45%, 11/15/29		100	93,066
3.90%, 03/25/30		100	97,991
5.20%, 02/10/33		380	387,006
5.70%, 02/10/53		100	96,140
Kioxia Holdings Corp., 6.63%, 07/24/33(b)		114	118,914
KLA Corp., 4.95%, 07/15/52		175	163,158
Marvell Technology, Inc.
5.75%, 02/15/29		50	52,209
5.95%, 09/15/33		180	192,377
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc., 5.05%, 03/15/29	USD	25	$ 25,486
Micron Technology, Inc., 5.33%, 02/06/29		125	128,850
NVIDIA Corp.
3.50%, 04/01/40		40	34,340
3.50%, 04/01/50		100	76,389
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		50	51,657
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27		50	49,192
2.65%, 02/15/32		260	231,400
5.00%, 01/15/33		50	50,492
QUALCOMM, Inc., 3.25%, 05/20/27		75	74,344
Texas Instruments, Inc.
4.60%, 02/08/29		120	122,559
1.75%, 05/04/30		285	257,491
4.90%, 03/14/33		200	206,291
4.15%, 05/15/48		50	41,780
5.15%, 02/08/54		140	134,321
5.05%, 05/18/63		50	45,904
			7,239,659
Software — 0.9%
AppLovin Corp.
5.13%, 12/01/29		791	807,398
5.38%, 12/01/31		1,950	2,012,633
5.50%, 12/01/34		220	225,967
5.95%, 12/01/54		469	469,905
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		100	83,709
Cloud Software Group, Inc.(b)
9.00%, 09/30/29		244	252,379
8.25%, 06/30/32		68	71,455
Concentrix Corp., 6.60%, 08/02/28		20	20,834
Electronic Arts, Inc., 2.95%, 02/15/51(f)		25	22,818
Intuit, Inc.
5.20%, 09/15/33		500	522,714
5.50%, 09/15/53		100	100,434
IPD 3 BV, 5.50%, 06/15/31(d)	EUR	100	117,463
Microsoft Corp.
2.53%, 06/01/50	USD	175	109,865
2.92%, 03/17/52		275	185,459
3.95%, 08/08/56		200	161,786
2.68%, 06/01/60		260	153,823
MSCI, Inc.
5.25%, 09/01/35		250	250,904
03/15/36(c)		510	504,433
Oracle Corp.
5.80%, 11/10/25		85	85,022
2.65%, 07/15/26		350	346,579
2.95%, 04/01/30		40	37,437
4.65%, 05/06/30(f)		185	186,353
2.88%, 03/25/31		215	195,981
4.90%, 02/06/33		70	69,533
5.50%, 08/03/35		1,115	1,127,720
3.60%, 04/01/40		160	125,301
3.65%, 03/25/41		590	458,178
4.50%, 07/08/44		65	53,660
3.60%, 04/01/50		335	227,199
3.95%, 03/25/51		6	4,278
5.55%, 02/06/53		137	123,066
5.38%, 09/27/54(f)		530	465,917
6.00%, 08/03/55		211	201,825
3.85%, 04/01/60		120	79,320
4.10%, 03/25/61		599	412,713
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp. (continued)
6.13%, 08/03/65	USD	310	$ 296,227
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)(f)		200	181,068
Roper Technologies, Inc.
4.50%, 10/15/29		380	383,315
2.00%, 06/30/30		25	22,545
Take-Two Interactive Software, Inc., 3.70%, 04/14/27		50	49,715
VMware LLC, 4.70%, 05/15/30		75	76,100
			11,283,031
Specialized REITs — 0.2%
American Tower Corp., 4.63%, 05/16/31	EUR	200	247,830
CubeSmart LP, 2.25%, 12/15/28	USD	100	94,322
Extra Space Storage LP
3.90%, 04/01/29		24	23,662
5.50%, 07/01/30		615	641,089
2.20%, 10/15/30		238	213,331
2.35%, 03/15/32		100	86,900
5.40%, 06/15/35		123	125,887
Iron Mountain, Inc.
7.00%, 02/15/29(b)		61	62,833
4.50%, 02/15/31(b)		126	120,852
6.25%, 01/15/33(b)		64	65,455
4.75%, 01/15/34(d)	EUR	100	115,697
Public Storage Operating Co., 5.10%, 08/01/33	USD	50	51,847
			1,849,705
Specialty Retail — 0.1%
Advance Auto Parts, Inc.(b)
7.00%, 08/01/30		146	147,312
7.38%, 08/01/33(f)		196	198,450
AutoZone, Inc.
5.05%, 07/15/26		125	125,796
6.55%, 11/01/33		225	251,129
5.40%, 07/15/34		345	356,581
Bubbles Bidco SpA, 6.50%, 09/30/31(d)	EUR	100	118,574
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(b)	USD	54	52,832
FirstCash, Inc., 6.88%, 03/01/32(b)		149	154,607
Genuine Parts Co., 4.95%, 08/15/29		25	25,284
O’Reilly Automotive, Inc.
3.90%, 06/01/29		50	49,501
4.20%, 04/01/30		125	124,388
Ross Stores, Inc., 0.88%, 04/15/26		50	49,252
			1,653,706
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.38%, 02/08/41		105	75,461
3.85%, 05/04/43		50	42,613
4.65%, 02/23/46		425	396,223
4.85%, 05/10/53		40	38,806
4.10%, 08/08/62		180	144,498
Dell International LLC/EMC Corp.
6.10%, 07/15/27		65	66,885
5.30%, 10/01/29		25	25,825
6.20%, 07/15/30		100	107,046
4.50%, 02/15/31		519	517,557
5.75%, 02/01/33		45	47,525
5.40%, 04/15/34		25	25,762
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		15	15,884
HP, Inc.
3.00%, 06/17/27		75	73,598
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. (continued)
6.00%, 09/15/41	USD	75	$ 76,851
NCR Atleos Corp., 9.50%, 04/01/29(b)		118	127,431
NetApp, Inc., 5.70%, 03/17/35		494	516,991
Seagate Data Storage Technology Pte. Ltd., 5.88%, 07/15/30(b)		50	51,227
			2,350,183
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		100	95,150
Ralph Lauren Corp., 5.00%, 06/15/32		800	822,465
VF Corp., 0.25%, 02/25/28	EUR	100	105,277
William Carter Co., 5.63%, 03/15/27(b)	USD	47	47,006
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)(f)		102	93,387
			1,163,285
Tobacco — 0.7%
Altria Group, Inc.
4.80%, 02/14/29		500	507,546
3.40%, 05/06/30		150	144,129
2.45%, 02/04/32		400	351,507
5.25%, 08/06/35		140	141,197
5.80%, 02/14/39		75	77,240
3.40%, 02/04/41		760	585,820
4.25%, 08/09/42		62	51,941
3.88%, 09/16/46		252	191,944
5.95%, 02/14/49(f)		1,080	1,095,914
4.45%, 05/06/50		179	144,962
3.70%, 02/04/51		290	207,485
4.00%, 02/04/61(f)		450	328,549
BAT Capital Corp.
3.46%, 09/06/29		150	145,577
5.83%, 02/20/31		100	105,781
2.73%, 03/25/31		25	22,890
7.75%, 10/19/32		75	87,423
4.63%, 03/22/33		225	222,284
6.00%, 02/20/34		550	587,079
3.73%, 09/25/40		269	218,619
7.08%, 08/02/43		563	634,675
7.08%, 08/02/53		190	217,186
BAT International Finance PLC, 1.67%, 03/25/26		200	197,930
Philip Morris International, Inc.
4.88%, 02/15/28		590	600,187
5.63%, 11/17/29		215	225,584
1.75%, 11/01/30		50	44,291
5.75%, 11/17/32		345	367,281
5.38%, 02/15/33		795	827,937
5.63%, 09/07/33		90	95,209
5.25%, 02/13/34		75	77,304
6.38%, 05/16/38		75	83,821
4.25%, 11/10/44		380	326,210
Reynolds American, Inc., 5.85%, 08/15/45		332	329,118
Turning Point Brands, Inc., 7.63%, 03/15/32(b)		65	68,823
			9,313,443
Transportation Infrastructure — 0.0%
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP	100	139,138
FedEx Corp.
3.40%, 02/15/28	USD	20	19,646
3.10%, 08/05/29		25	23,988
2.40%, 05/15/31		80	71,812

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure (continued)
Ryder System, Inc., 6.60%, 12/01/33	USD	50	$ 55,632
United Parcel Service, Inc., 5.30%, 04/01/50(f)		25	24,438
			334,654
Water Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31		35	31,454
4.45%, 06/01/32		90	89,915
4.20%, 09/01/48		20	16,533
5.45%, 03/01/54		30	29,575
Essential Utilities, Inc.
4.80%, 08/15/27		50	50,526
5.38%, 01/15/34		195	200,232
			418,235
Wireless Telecommunication Services — 0.4%
Iliad Holding SAS, 6.88%, 04/15/31(d)	EUR	100	123,462
Millicom International Cellular SA(b)
6.25%, 03/25/29	USD	45	45,169
7.38%, 04/02/32		175	182,175
Rogers Communications, Inc.
3.20%, 03/15/27		65	64,077
(5-year CMT + 2.65%), 7.00%, 04/15/55(a)		100	104,556
Telecom Argentina SA, 9.25%, 05/28/33(b)		66	67,021
T-Mobile USA, Inc.
2.05%, 02/15/28		150	143,289
4.80%, 07/15/28		100	101,652
3.38%, 04/15/29		25	24,300
3.88%, 04/15/30		1,144	1,120,547
2.55%, 02/15/31		40	36,380
2.70%, 03/15/32		275	246,101
5.20%, 01/15/33		54	55,604
5.15%, 04/15/34		35	35,740
5.30%, 05/15/35		785	802,932
5.75%, 01/15/54		270	268,766
5.50%, 01/15/55		75	72,196
5.25%, 06/15/55		270	250,351
5.70%, 01/15/56		200	197,691
3.60%, 11/15/60		230	155,706
5.80%, 09/15/62(f)		683	682,425
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(d)		208	218,049
Vodafone Group PLC
6.25%, 11/30/32		300	324,995
6.15%, 02/27/37		25	27,266
Zegona Finance PLC, 8.63%, 07/15/29(b)		199	211,425
			5,561,875
Total Corporate Bonds — 31.8% (Cost: $394,668,882)			404,709,972
Floating Rate Loan Interests(a)
Construction & Engineering — 0.0%
ITG Communications LLC, Term Loan B, (3-mo. CME Term SOFR + 4.75%), 8.95%, 07/09/31		126	122,772
Electric Utilities — 0.0%
CPV Fairview LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.46%, 08/14/31		46	46,058
Security		Par (000)	Value
Electric Utilities (continued)
Kestrel Acquisition, LLC, 2025 Term Loan, 11/06/31(n)	USD	39	$ 38,988
Ohio Power Partners LLC, Term Loan, 10/28/32(i)(n)		37	36,861
			121,907
Entertainment — 0.0%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.37%, 10/02/28		203	186,886
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.74%, 10/01/32(i)		92	92,525
			279,411
Independent Power and Renewable Electricity Producers — 0.0%
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.96%, 12/30/31		50	49,376
Media — 0.0%
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.34%, 02/17/31		97	95,134
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.96%, 08/30/30		114	113,696
			208,830
Oil, Gas & Consumable Fuels — 0.1%
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 12/30/27		186	186,283
Stakeholder Midstream LLC, Term Loan, 01/01/31(n)		127	128,111
			314,394
Total Floating Rate Loan Interests — 0.1% (Cost: $1,100,419)			1,096,690
Foreign Agency Obligations
Brazil — 0.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	3,000	515,589
10.00%, 01/01/35		20,554	3,125,127
			3,640,716
Canada — 0.0%
Province of Alberta Canada, 1.30%, 07/22/30	USD	10	8,908
Province of Ontario Canada
3.10%, 05/19/27(f)		15	14,843
2.13%, 01/21/32		35	31,275
Province of Quebec Canada
2.50%, 04/20/26		10	9,929
1.90%, 04/21/31		10	8,982
4.50%, 09/08/33		15	15,237
Series PD, 7.50%, 09/15/29		10	11,312
			100,486
Chile — 0.0%
Chile Government International Bonds
3.50%, 01/25/50		200	148,850
4.00%, 01/31/52		200	160,800
			309,650
China — 0.0%
China Government Bonds, 1.92%, 07/15/45	CNY	290	39,326
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colombia — 0.1%
Colombian TES, 6.25%, 07/09/36	COP	5,380,700	$ 946,153
Indonesia — 0.1%
Indonesia Government International Bonds
2.85%, 02/14/30	USD	640	605,800
4.65%, 09/20/32		450	453,375
3.05%, 03/12/51		270	184,680
			1,243,855
Israel — 0.0%
Israel Government International Bonds, Series 30Y, 5.75%, 03/12/54		204	199,818
Japan — 0.1%
Japan Government Thirty Year Bonds
Series 85, 2.30%, 12/20/54	JPY	193,800	1,068,396
Series 86, 2.40%, 03/20/55		126,150	711,232
			1,779,628
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	USD	900	806,400
3.50%, 02/12/34		1,043	909,496
6.35%, 02/09/35		338	357,266
6.88%, 05/13/37		498	538,836
4.50%, 01/31/50(f)		650	510,250
6.34%, 05/04/53		200	198,600
7.38%, 05/13/55		500	561,250
			3,882,098
Panama — 0.1%
Panama Government International Bonds
3.88%, 03/17/28		380	373,641
3.30%, 01/19/33		200	175,200
4.50%, 04/01/56		270	206,100
			754,941
Peru — 0.1%
Peru Government International Bonds
6.85%, 08/12/35(d)	PEN	1,174	368,128
7.60%, 08/12/39(d)		945	306,006
3.55%, 03/10/51	USD	480	346,080
6.20%, 06/30/55		110	115,940
			1,136,154
Philippines — 0.1%
Philippines Government International Bonds
3.00%, 02/01/28		420	411,180
3.20%, 07/06/46		600	440,250
5.90%, 02/04/50		200	214,000
			1,065,430
Poland — 0.0%
Republic of Poland Government International Bonds, Series 30Y, 5.50%, 03/18/54		170	167,152
South Africa — 0.1%
Republic of South Africa Government Bonds
Series 2033, 10.00%, 03/31/33	ZAR	7,500	468,181
Series 2037, 8.50%, 01/31/37		6,923	375,994
			844,175
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	USD	300	316,677
Security		Par (000)	Value
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	USD	167	$ 167,250
8.00%, 10/29/35	UYU	1,047	26,387
5.10%, 06/18/50	USD	253	244,175
			437,812
Total Foreign Agency Obligations — 1.3% (Cost: $16,442,536)			16,864,071
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49		100	107,326
Series S-1, 7.04%, 04/01/50		190	221,905
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42		145	159,289
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50		100	108,231
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	32,884
State of California, GO, BAB
7.55%, 04/01/39		250	305,512
7.35%, 11/01/39		100	117,958
State of California, Refunding GO, 4.60%, 04/01/28(o)		370	377,467
University of California, RB, Series AD, 4.86%, 05/15/2112		270	233,568
			1,664,140
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	53,775
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		49	53,829
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		47	53,067
State of Illinois, GO, 5.10%, 06/01/33		576	588,293
			641,360
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	229,599
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(f)		50	34,647
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	64,241
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		184	222,544
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53(f)		15	15,957
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	81,702

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	USD	40	$ 41,471
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		80	88,195
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42		50	52,589
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	62,656
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	63,464
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40		50	53,354
Series 168, 4.93%, 10/01/51		110	105,414
			564,802
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		150	193,002
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	46,385
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	39,208
			85,593
Texas — 0.0%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	48,457
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	52,116
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46		50	36,958
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		100	100,362
State of Texas, GO, BAB, 5.52%, 04/01/39		155	161,427
			399,320
Total Municipal Bonds — 0.3% (Cost: $4,084,283)			4,206,852
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.4%
A&D Mortgage Trust(b)
Series 2023-NQM5, Class A1, 7.05%, 11/25/68		107	108,115
Series 2024-NQM5, Class A1, 5.70%, 11/25/69		86	86,454
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		156	156,645
Ajax Mortgage Loan Trust(b)
Series 2021-C, Class A, 6.12%, 01/25/61		31	31,093
Series 2023-C, Class A1, 3.50%, 05/25/63		189	183,085
Alternative Loan Trust
Series 2005-29CB, Class A6, 5.50%, 07/25/35		6	3,382
Series 2005-31, Class 1A1, (1 mo. Term SOFR + 0.67%), 4.67%, 08/25/35(a)		393	381,941
Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.46%), 4.62%, 11/25/35(a)		12	8,318
Series 2005-59, Class 1A1, (1 mo. Term SOFR + 0.77%), 4.80%, 11/20/35(a)		9	8,612
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		895	450,475
Series 2006-OA17, Class 1A1D, (1 mo. Term SOFR + 0.40%), 4.44%, 12/20/46(a)		301	270,801
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued)
Series 2006-OA2, Class A5, (1 mo. Term SOFR + 0.57%), 4.61%, 05/20/46(a)	USD	188	$ 170,529
Series 2006-OC10, Class 2A3, (1 mo. Term SOFR + 0.57%), 4.57%, 11/25/36(a)		350	321,062
Series 2006-OC7, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.61%, 07/25/46(a)		340	313,633
Series 2007-19, Class 1A34, 6.00%, 08/25/37		283	131,435
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1 mo. Term SOFR + 1.74%), 5.87%, 05/25/36(a)		2,206	179,554
Angel Oak Mortgage Trust(b)
Series 2023-1, Class A1, 4.75%, 09/26/67		303	301,855
Series 2023-7, Class A1, 4.80%, 11/25/67		151	150,296
Series 2024-1, Class A1, 5.21%, 08/25/68		39	38,949
Series 2024-10, Class A1, 5.35%, 10/25/69		42	42,217
Series 2024-11, Class A1, 5.70%, 08/25/69		65	65,168
Series 2025-1, Class A1, 5.69%, 01/25/70		845	851,966
Series 2025-2, Class A1, 5.64%, 02/25/70		163	163,856
Series 2025-8, Class A1, 5.41%, 07/25/70		262	263,196
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(b)		269	265,089
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		48	48,501
Series 2006-7, Class A4, 6.50%, 10/25/36		24	6,403
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		8	6,675
Series 2007-3, Class TA8, (1 mo. Term SOFR + 0.29%), 4.29%, 04/25/37(a)		197	163,769
Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.66%, 01/25/65(b)		979	985,609
Bear Stearns Asset Backed Securities I Trust(a)
Series 2006-AC2, Class 1A1, (1 mo. Term SOFR + 0.46%), 4.46%, 03/25/36		45	11,495
Series 2006-IM1, Class A3, (1 mo. Term SOFR + 0.67%), 4.67%, 04/25/36		199	196,624
Braccan Mortgage Funding, Series 2024-1, Class X, (1-day SONIA GBP 4.34%), 8.32%, 02/15/67(a)(d)	GBP	100	132,511
BRAVO Residential Funding Trust(b)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)	USD	265	223,693
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		280	274,061
Series 2025-NQM2, Class A1, 5.68%, 11/25/64		196	197,749
Series 2025-NQM7, Class A1, 5.46%, 07/25/65		193	194,694
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		396	144,322
Series 2007-A1, Class 3A1, 5.72%, 02/25/37(a)		111	110,275
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		524	228,945
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36		5	2,386
Series 2007-11, Class A1, 6.00%, 08/25/37		532	226,848
Series 2007-3, Class A17, 6.00%, 04/25/37		160	72,761
Series 2007-4, Class 1A47, 6.00%, 05/25/37		272	111,401
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	56,850
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	37,044
Series 2007-9, Class A1, 5.75%, 07/25/37		18	8,602
CIM Trust(b)
Series 2023-I1, Class B1, 7.06%, 04/25/58(a)		100	100,282
Series 2023-I2, Class B1, 6.79%, 12/25/67(a)		115	116,068
Series 2025-I1, Class A1, 5.66%, 10/25/69		449	452,771
Series 2025-I1, Class M1, 6.44%, 10/25/69(a)		540	545,336
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.61%, 05/25/37(a)		23	21,330
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust(b)
Series 2021-5, Class A1, 1.73%, 11/26/66(a)	USD	109	$ 99,337
Series 2022-5, Class B1, 4.74%, 03/25/67(a)		100	100,000
Series 2024-6, Class A1, 5.39%, 11/25/69		84	83,812
Series 2025-7, Class A1, 5.47%, 06/25/70		259	260,855
Series 2025-8, Class A1, 5.48%, 08/25/70		151	151,978
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 11.22%, 02/25/40		1,900	2,006,191
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.12%, 02/25/40		2,325	2,406,964
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.28%, 10/25/41		2,550	2,600,873
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.48%, 11/25/41		1,600	1,634,926
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.93%, 12/25/41		2,250	2,292,530
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.33%, 12/25/41		2,690	2,750,477
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.68%, 01/25/42		1,825	1,893,379
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.18%, 01/25/42		2,335	2,386,912
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.43%, 03/25/42		1,650	1,760,352
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.43%, 03/25/42		2,900	3,058,044
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.68%, 04/25/42		1,500	1,569,195
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.18%, 04/25/42		1,500	1,537,035
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 10.98%, 06/25/42		1,000	1,088,706
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.73%, 01/25/43		520	564,142
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 6.88%, 01/25/44		1,950	2,004,500
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.68%, 02/25/44		1,000	1,022,991
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.88%, 07/25/44		1,960	1,967,355
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 6.23%, 09/25/44		1,500	1,505,644
Series 2025-R01, Class 1B1, (30-day Avg SOFR + 1.70%), 5.88%, 01/25/45		469	467,707
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.78%, 02/25/45		1,750	1,751,106
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		84	36,401
Cross Mortgage Trust(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)		126	126,486
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)		144	145,467
Series 2025-H8, Class A1A, 11/25/70(c)		400	400,456
CSMC(b)
Series 2015-6R, Class 5A2, (1 mo. Term SOFR + 0.29%), 3.23%, 03/27/36(a)		20	16,100
Series 2019-NQM1, Class A3, 4.06%, 10/25/59		29	28,947
Series 2022-ATH3, Class B1, 7.10%, 08/25/67(a)		100	99,615
CSMC Trust(a)(b)
Series 2020-NQM6, Class PT, 9.23%, 12/25/67		144	144,533
Series 2022-NQM5, Class M1, 5.17%, 05/25/67		1,000	946,183
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deephaven Residential Mortgage Trust(b)
Series 2021-1, Class B1, 3.10%, 05/25/65(a)	USD	400	$ 364,267
Series 2022-2, Class M1, 4.30%, 03/25/67(a)		100	89,907
Series 2024-1, Class A1, 5.74%, 07/25/69		76	76,918
Easy Street Mortgage Loan Trust, Series-RTL2, Class A1, 10/25/40(b)(c)		100	99,998
EFMT(b)
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69		135	135,483
Series 2025-INV1, Class A1, 5.63%, 03/25/70		181	181,797
Series 2025-INV3, Class A1, 5.44%, 07/25/70		378	378,646
Series 2025-NQM5, Class A1, 11/25/70(a)(c)		490	489,991
Ellington Financial Mortgage Trust, Series 2022-4, Class B2, 5.89%, 09/25/67(a)(b)		100	98,686
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		108	109,477
First Horizon Alternative Mortgage Securities Trust(a)
Series 2005-AA12, Class 2A1, 4.93%, 02/25/36		7	4,386
Series 2006-AA7, Class A1, 4.88%, 01/25/37		491	384,500
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.18%, 11/25/50		1,350	1,491,750
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.83%, 01/25/51		2,300	2,409,250
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.58%, 08/25/33		2,255	2,487,558
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.68%, 10/25/33		800	895,504
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.23%, 01/25/34		2,130	2,267,160
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.58%, 10/25/41		2,100	2,144,586
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.83%, 11/25/41		2,394	2,455,071
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.18%, 08/25/33		2,023	2,198,452
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.33%, 12/25/33		795	876,988
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.53%, 09/25/41		2,110	2,144,942
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.28%, 09/25/41		1,500	1,510,785
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.53%, 12/25/41		1,750	1,771,333
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.58%, 01/25/42		2,500	2,562,665
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.68%, 01/25/42		1,900	1,932,707
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 7.93%, 02/25/42		1,004	1,038,254
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.53%, 04/25/42		2,375	2,485,857
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.43%, 05/25/42		2,000	2,123,760
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 10.93%, 06/25/42		1,000	1,088,014
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 9.93%, 09/25/42		1,000	1,083,414
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.18%, 03/25/52		1,500	1,658,910
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.43%, 03/25/42		2,725	2,869,779

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.68%, 05/25/43	USD	590	$ 620,239
Series 2023-HQA3, Class M2, (30-day Avg SOFR + 3.35%), 7.53%, 11/25/43		1,000	1,053,630
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		86	83,584
GCAT Trust(b)
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)		100	76,625
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)		133	127,891
Series 2025-NQM4, Class A1, 0.00%, 06/25/70		222	224,281
GS Mortgage-Backed Securities Trust(b)
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)		65	61,215
Series 2025-NQM5, Class A1, 5.01%, 07/25/65		202	201,624
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1 mo. Term SOFR + 0.46%), 4.46%, 03/25/35(a)(b)		130	122,079
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		84	85,018
Series 2025-NQM1, Class B1, 7.27%, 01/25/70(a)		393	395,869
Series 2025-NQM1, Class M1, 6.52%, 01/25/70(a)		200	202,405
Series 2025-NQM2, Class A1, 5.43%, 02/25/70		196	196,442
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		570	570,122
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		73	72,442
Impac CMB Trust, Series 2007-A, Class A, (1 mo. Term SOFR + 0.61%), 4.61%, 05/25/37(a)(b)		49	48,391
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. Term SOFR + 0.45%), 4.45%, 11/25/36(a)		18	16,680
IndyMac INDX Mortgage Loan Trust, Series 2006- AR41, Class A3, (1 mo. Term SOFR + 0.47%), 4.47%, 02/25/37(a)		9	8,550
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.03%, 03/25/36(a)		687	513,090
JP Morgan Mortgage Trust(a)(b)
Series 2024-VIS2, Class B1, 7.72%, 11/25/64		25	25,352
Series 2025-VIS1, Class M1, 6.41%, 08/25/55		150	151,625
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)		323	223,541
MFA Trust(b)
Series 2022-NQM1, Class M1, 4.26%, 12/25/66(a)		100	89,775
Series 2024-RTL1, Class A1, 7.09%, 02/25/29		100	100,547
Series 2025-NQM3, Class A1, 5.26%, 08/25/70		456	457,735
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(b)		108	108,253
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 4.07%, 12/27/46(a)(b)		309	280,024
Morgan Stanley Residential Mortgage Loan Trust(b)
Series 2023-NQM1, Class B1, 7.38%, 09/25/68(a)		536	539,671
Series 2025-DSC2, Class A1, 5.44%, 07/25/70		502	504,637
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(a)		152	153,004
New Residential Mortgage Loan Trust(b)
Series 2025-NQM1, Class A1, 5.64%, 01/25/65		494	499,109
Series 2025-NQM1, Class B1, 6.92%, 01/25/65(a)		500	505,085
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)		289	296,099
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)		143	143,919
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	430,020
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(b)		135	134,456
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(b)	USD	118	$ 119,005
PRKCM Trust(b)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)		72	72,200
Series 2023-AFC1, Class A1, 6.60%, 02/25/58		76	76,325
PRPM Trust(b)
Series 2025-NQM1, Class A1, 5.80%, 11/25/69		509	513,866
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)		113	114,979
Series 2025-NQM3, Class A1, 5.61%, 05/25/70		389	391,161
RALI Trust(a)
Series 2005-QA6, Class NB21, 4.87%, 05/25/35		919	428,087
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 5.47%, 09/25/45		387	332,310
Series 2007-QH3, Class A1, (1 mo. Term SOFR + 0.43%), 4.43%, 04/25/37		138	135,907
Series 2007-QO2, Class A1, (1 mo. Term SOFR + 0.26%), 4.26%, 02/25/47		374	112,586
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(b)		80	80,639
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1 mo. Term SOFR + 0.47%), 4.47%, 03/25/35		21	20,199
Series 2005-R1, Class 1AF2, (1 mo. Term SOFR + 0.47%), 4.47%, 03/25/35		127	122,743
Series 2005-R2, Class 1AF1, (1 mo. Term SOFR + 0.45%), 4.45%, 06/25/35		12	11,329
Residential Asset Securitization Trust
Series 2006-A14C, Class 1A2, 6.25%, 12/25/36		339	237,021
Series 2007-A9, Class A1, (1 mo. Term SOFR + 0.66%), 4.66%, 09/25/37(a)		1,094	274,267
RFMSI Trust(a)
Series 2006-SA4, Class 2A1, 5.44%, 11/25/36		4	3,075
Series 2007-SA4, Class 3A1, 5.73%, 10/25/37		225	136,056
Saluda Grade Alternative Mortgage Trust(b)
Series 2024-RTL4, Class A1, 7.50%, 02/25/30		140	140,696
Series 2024-RTL5, Class A1, 7.76%, 04/25/30		100	100,927
Sequoia Mortgage Trust, Series 2017-CH2, Class B3, 4.42%, 12/25/47(a)(b)		123	120,427
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	245,234
Series 2022-2, Class B1, 5.29%, 08/25/62		50	49,268
Series 2022-2, Class M1, 5.29%, 08/25/62		205	203,425
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	105,469
Verus Securitization Trust(b)
Series 2021-3, Class B1, 3.20%, 06/25/66(a)		214	165,351
Series 2021-8, Class A1, 1.82%, 11/25/66(a)		96	89,374
Series 2023-3, Class B1, 4.05%, 02/25/67(a)		100	80,196
Series 2023-INV1, Class M1, 7.47%, 02/25/68(a)		120	120,065
Series 2025-5, Class A1, 5.43%, 06/25/70		277	278,285
Series 2025-6, Class A1, 5.42%, 07/25/70		634	638,567
Visio Trust, Series 2022-1, Class B1, 5.95%, 08/25/57(a)(b)		100	99,548
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1 mo. Term SOFR + 0.41%), 1.61%, 08/25/36(a)		974	321,453
WaMu Mortgage Pass-Through Certificates Trust(a)
Series 2006-AR8, Class 1A4, 4.54%, 08/25/46		59	56,162
Series 2007-HY3, Class 4A1, 4.98%, 03/25/37		10	8,811
Series 2007-HY4, Class 1A1, 3.71%, 04/25/37		344	310,500
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 4.86%, 06/25/47		81	69,136
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35	USD	147	$ 120,702
Series 2005-AR1, Class A1A, (1 mo. Term SOFR + 0.63%), 4.63%, 12/25/35(a)		156	140,677
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		326	130,630
Series 2006-8, Class A4, 4.12%, 10/25/36		81	26,970
Series 2007-5, Class A6, 6.00%, 06/25/37		142	132,173
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 4.81%, 01/25/47(a)		188	163,956
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 5.36%, 04/25/47(a)		81	71,526
Series 2007-OC2, Class A3, (1 mo. Term SOFR + 0.73%), 4.73%, 06/25/37(a)		12	11,527
			106,950,564
Commercial Mortgage-Backed Securities — 3.4%
1301 Trust(a)(b)
Series 2025-1301, Class A, 5.06%, 08/11/42		55	55,811
Series 2025-1301, Class E, 7.24%, 08/11/42		35	35,268
Series 2025-1301, Class F, 8.10%, 08/11/42		504	509,056
1345 Trust(a)(b)
Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.63%, 06/15/42		66	66,124
Series 2025-AOA, Class E, (1 mo. Term SOFR + 4.50%), 8.53%, 06/15/42		116	116,907
ACREC LLC(a)(b)
Series 2023-FL2, Class A, (1 mo. Term SOFR + 2.23%), 6.26%, 02/19/38		63	62,609
Series 2025-FL3, Class A, (1 mo. Term SOFR + 1.62%), 5.65%, 08/18/40		538	537,978
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class A, (1 mo. Term SOFR + 1.35%), 5.39%, 01/20/43(a)(b)		165	165,022
AREIT Ltd.(a)(b)
Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 5.72%, 05/17/41		208	208,044
Series 2025-CRE10, Class A, (1 mo. Term SOFR + 1.39%), 5.42%, 12/17/29		795	794,940
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 5.72%, 07/15/41(a)(b)		370	370,694
Atrium Hotel Portfolio Trust(a)(b)
Series 2024-ATRM, Class A, 5.41%, 11/10/29		160	162,913
Series 2024-ATRM, Class E, 9.21%, 11/10/29		32	32,846
Series 2025-ATRM, Class A, (1 mo. Term SOFR + 1.65%), 5.68%, 08/15/42		68	68,146
Series 2025-ATRM, Class F, (1 mo. Term SOFR + 5.50%), 9.53%, 08/15/42		146	146,054
Series 2025-ATRM, Class G, (1 mo. Term SOFR + 6.75%), 10.78%, 08/15/42		31	31,011
BAHA Trust(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41		560	579,224
Series 2024-MAR, Class B, 6.84%, 12/10/41		20	20,845
Series 2024-MAR, Class C, 7.52%, 12/10/41		789	822,333
BAMLL Trust(a)(b)
Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.38%, 08/15/39		120	120,227
Series 2025-ASHF, Class A, (1 mo. Term SOFR + 1.85%), 5.88%, 02/15/42		802	803,003
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Trust(a)(b) (continued)
Series 2025-ASHF, Class E, (1 mo. Term SOFR + 5.25%), 9.28%, 02/15/42	USD	163	$ 163,015
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	236,000
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	235,134
Series 2021-BN35, Class C, 2.90%, 06/15/64(a)		46	39,040
Series 2021-BN37, Class A4, 2.37%, 11/15/64		350	307,379
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(a)		150	142,950
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/56(a)		530	596,246
Series 2025-C35, Class A5, 5.59%, 07/15/58(a)		484	511,063
Series 2025-C35, Class AS, 5.84%, 07/15/58(a)		73	76,807
Series 2025-C35, Class B, 6.12%, 07/15/58(a)		40	41,592
Series 2025-C35, Class D, 4.50%, 07/15/58(b)		37	29,392
BDS LLC, Series 2024-FL13, Class A, (1 mo. Term SOFR + 1.58%), 5.61%, 09/19/39(a)(b)		100	99,990
Benchmark Mortgage Trust
Series 2020-B21, Class A5, 1.98%, 12/17/53		45	39,626
Series 2025-V18, Class A3, 5.18%, 10/15/58		195	200,706
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.52%, 11/15/41		70	70,044
Series 2024-UNIV, Class E, (1 mo. Term SOFR + 3.64%), 7.67%, 11/15/41		47	47,101
Series 2025-5MW, Class A, 4.67%, 10/10/42		100	99,927
Series 2025-660F, Class A, (1 mo. Term SOFR + 1.50%), 5.52%, 11/15/42		237	237,296
Series 2025-660F, Class D, (1 mo. Term SOFR + 2.75%), 6.77%, 11/15/42		100	100,188
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. Term SOFR + 1.89%), 5.92%, 07/15/41(a)(b)		173	173,595
BFLD Trust, Series 2025-EWEST, Class A, (1 mo. Term SOFR + 1.55%), 5.58%, 06/15/42(a)(b)		245	245,808
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.88%, 08/15/42(a)(b)		89	89,223
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1 mo. Term SOFR + 1.34%), 5.37%, 03/15/41(a)(b)		366	366,362
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(a)		345	13,938
BMP(a)(b)
Series 2024-MF23, Class D, (1 mo. Term SOFR + 2.39%), 6.42%, 06/15/41		220	220,413
Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.42%, 06/15/41		39	38,952
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 5.11%, 11/05/42(a)(b)		105	105,216
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		10	10,194
BRES Commercial Mortgage Trust, Series 2025- ATCAP, Class A, (1 mo. Term SOFR + 1.49%), 5.49%, 11/15/42(a)(b)		133	132,662
BWAY Trust, Series 2025-1535, Class A, 6.31%, 05/05/42(a)(b)		23	23,836
BX Commercial Mortgage Trust(a)(b)
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	221,717
Series 2022-CSMO, Class B, (1 mo. Term SOFR + 3.14%), 7.17%, 06/15/27		412	415,292

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.05%, 02/15/39	USD	37	$ 36,859
Series 2023-XL3, Class A, (1 mo. Term SOFR + 1.76%), 5.79%, 12/09/40		276	276,638
Series 2023-XL3, Class D, (1 mo. Term SOFR + 3.59%), 7.62%, 12/09/40		238	238,878
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.53%, 10/15/41		144	144,057
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 5.72%, 08/15/39		275	275,585
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 6.91%, 10/15/41		187	187,468
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 7.96%, 10/15/41		43	43,022
Series 2024-BRBK, Class D, (1 mo. Term SOFR + 5.97%), 10.00%, 10/15/41		309	308,690
Series 2024-GPA3, Class B, (1 mo. Term SOFR + 1.64%), 5.67%, 12/15/39		80	80,366
Series 2024-KING, Class A, (1 mo. Term SOFR + 1.54%), 5.57%, 05/15/34		99	98,762
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.67%, 05/15/41		236	235,876
Series 2024-MF, Class A, (1 mo. Term SOFR + 1.44%), 5.47%, 02/15/39		253	253,398
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 7.77%, 02/15/39		89	88,696
Series 2024-PURE, Class A, (1-day CORRA + 1.90%), 4.45%, 11/15/41	CAD	26	18,510
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 7.17%, 02/15/39	USD	158	158,210
Series 2024-XL4, Class E, (1 mo. Term SOFR + 4.19%), 8.22%, 02/15/39		102	102,741
Series 2025-BCAT, Class A, (1 mo. Term SOFR + 1.38%), 5.41%, 08/15/42		103	103,559
Series 2025-BCAT, Class E, (1 mo. Term SOFR + 3.50%), 7.53%, 08/15/42		96	96,216
BX Trust(a)(b)
Series 2021-ARIA, Class A, (1 mo. Term SOFR + 1.01%), 5.05%, 10/15/36		45	44,930
Series 2021-LBA, Class AV, (1 mo. Term SOFR + 0.91%), 4.95%, 02/15/36		198	197,525
Series 2021-VIEW, Class F, (1 mo. Term SOFR + 4.04%), 8.08%, 06/15/36		21	20,905
Series 2022-IND, Class A, (1 mo. Term SOFR + 1.49%), 5.52%, 04/15/37		68	67,983
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 6.72%, 05/15/38		371	371,232
Series 2023-DELC, Class D, (1 mo. Term SOFR + 4.39%), 8.42%, 05/15/38		262	262,328
Series 2024-CNYN, Class A, (1 mo. Term SOFR + 1.44%), 5.47%, 04/15/41		76	76,531
Series 2024-CNYN, Class D, (1 mo. Term SOFR + 2.69%), 6.72%, 04/15/41		74	74,511
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 7.72%, 04/15/41		74	74,041
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.57%, 06/15/37		503	503,101
Series 2024-PAT, Class A, (1 mo. Term SOFR + 2.09%), 6.12%, 03/15/41		60	60,019
Series 2024-PAT, Class C, (1 mo. Term SOFR + 4.44%), 8.47%, 03/15/41		122	122,451
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b) (continued)
Series 2024-PAT, Class D, (1 mo. Term SOFR + 5.39%), 9.42%, 03/15/41	USD	56	$ 56,368
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.52%, 06/15/41		284	284,000
Series 2024-VLT4, Class E, (1 mo. Term SOFR + 2.89%), 6.92%, 06/15/41		60	60,000
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 7.97%, 06/15/41		150	150,181
Series 2025-LIFE, Class A, 5.88%, 06/13/47		100	102,941
Series 2025-LUNR, Class A, (1 mo. Term SOFR + 1.50%), 5.53%, 06/15/40		27	26,773
Series 2025-OMG, (1 mo. Term SOFR + 1.35%), 5.50%, 10/15/27		84	84,053
Series 2025-ROIC, Class E, (1 mo. Term SOFR + 2.94%), 6.97%, 03/15/30		262	260,341
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.43%, 06/15/35		100	100,063
Series 2025-TAIL, Class E, (1 mo. Term SOFR + 3.30%), 7.33%, 06/15/35		124	123,914
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.48%, 03/15/42		136	135,958
BXMT, Series 2025-FL5, Class A, (1 mo. Term SOFR + 1.64%), 5.67%, 10/18/42(a)(b)		164	163,276
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 5.97%, 07/15/41(a)(b)		140	140,175
CENT, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)		720	729,177
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	556,665
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(b)		330	308,152
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		199	193,287
CIP Commercial Mortgage Trust(a)(b)
Series 2025-SBAY, Class A, (1 mo. Term SOFR + 1.40%), 5.50%, 10/15/37		313	313,293
Series 2025-SBAY, Class E, (1 mo. Term SOFR + 3.75%), 7.85%, 10/15/37		237	237,296
Commercial Mortgage Trust
Series 2022-PF2, Class A5, 5.29%, 11/15/55(a)		300	307,971
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 5.87%, 06/15/41(a)(b)		170	169,363
Series 2024-WCL1, Class B, (1 mo. Term SOFR + 2.59%), 6.62%, 06/15/41(a)(b)		50	50,124
Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 8.52%, 06/15/41(a)(b)		66	65,973
Series 2025-167G, Class A, 5.50%, 08/10/40(b)		254	255,042
Series 2025-167G, Class E, 8.20%, 08/10/40(a)(b)		40	40,054
Series 2025-167G, Class F, 9.16%, 08/10/40(a)(b)		34	34,042
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(b)		48	48,221
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.67%, 08/15/41		70	69,913
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 7.92%, 08/15/41		200	199,753
CSTL Commercial Mortgage Trust(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41		170	170,495
Series 2025-GATE2, Class D, 11/10/42(c)		100	99,505
DBC Mortgage Trust(a)(b)
Series 2025-DBC, Class A, (1 mo. Term SOFR + 1.35%), 5.40%, 06/15/38		237	237,296
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DBC Mortgage Trust(a)(b) (continued)
Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 6.10%, 06/15/38	USD	118	$ 118,221
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 5.92%, 08/15/34(a)(b)		260	260,000
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		100	101,503
DC Trust(a)(b)
Series 2024-HLTN, Class A, 5.73%, 04/13/40		10	10,122
Series 2025-LXP, Class A, (1 mo. Term SOFR + 1.59%), 5.62%, 08/15/37		41	41,038
Series 2025-LXP, Class D, (1 mo. Term SOFR + 2.89%), 6.92%, 08/15/37		18	18,045
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1 mo. Term SOFR + 1.50%), 5.53%, 03/15/34		72	72,135
Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 8.03%, 03/15/34		204	204,645
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.79%, 08/10/42(a)(b)		100	102,870
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.80%, 06/10/39		75	75,704
Series 2024-ELM, Class A15, 5.80%, 06/10/39		75	75,531
Series 2024-ELM, Class E10, 7.79%, 06/10/39		95	95,635
Series 2024-ELM, Class XP10, 0.23%, 06/10/39		1,000	1,352
Series 2024-ELM, Class XP15, 1.56%, 06/10/39		1,005	9,033
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		350	358,024
Extended Stay America Trust, Series 2025-ESH, Class A, (1 mo. Term SOFR + 1.30%), 5.45%, 10/15/42(a)(b)		100	100,188
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, 10/10/41(a)(b)		17	17,241
Fontainebleau Miami Beach Mortgage Trust(a)(b)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.48%, 12/15/39		700	700,867
Series 2024-FBLU, Class G, (1 mo. Term SOFR + 5.65%), 9.68%, 12/15/39		100	101,047
FS Rialto Issuer LLC(a)(b)
Series 2024-FL9, Class A, (1 mo. Term SOFR + 1.63%), 5.66%, 10/19/39		100	100,282
Series 2025-FL10, Class A, (1 mo. Term SOFR + 1.39%), 5.42%, 08/19/42		780	779,395
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 5.57%, 03/15/39(a)(b)		100	100,188
GS Mortgage Securities Corp. Trust(a)(b)
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 6.82%, 03/15/28		510	512,231
Series 2023-SHIP, Class C, 5.51%, 09/10/38		530	530,562
Series 2023-SHIP, Class E, 7.43%, 09/10/38		132	132,402
Series 2024-RVR, Class E, 7.47%, 08/10/41		37	36,912
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.68%, 11/25/41		210	210,527
GS Mortgage Securities Trust
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	295,019
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	179,607
GSAT Trust, Series 2025-BMF, Class A, (1 mo. Term SOFR + 1.50%), 5.53%, 07/15/40(a)(b)		100	100,094
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 5.72%, 05/15/41(a)(b)		197	197,369
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Harvest Commercial Capital Loan Trust, Series 2024-1, Class A, 6.16%, 10/25/56	USD	537	$ 551,203
HIH Trust(a)(b)
Series 2024-2061, Class A, (1 mo. Term SOFR + 1.84%), 5.87%, 10/15/41		69	69,183
Series 2024-2061, Class D, (1 mo. Term SOFR + 3.64%), 7.67%, 10/15/41		30	29,705
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1 mo. Term SOFR + 1.54%), 5.57%, 05/15/37		100	100,063
Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 7.22%, 05/15/37		100	100,125
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1 mo. Term SOFR + 1.64%), 5.67%, 06/15/41(a)(b)		37	37,058
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 5.30%, 10/15/36(a)(b)		100	99,000
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		158	164,086
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		100	103,379
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42(a)(b)		252	256,975
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 11/05/37(a)(b)(c)		100	99,937
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 5.77%, 11/15/41(a)(b)		100	99,250
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	131,589
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 6.85%, 04/15/38(a)(b)		10	10,003
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		160	161,527
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		41	41,024
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		137	136,939
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		118	117,783
Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 5.73%, 03/15/40(a)(b)		180	180,293
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	38,514
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 5.65%, 06/15/39		119	119,149
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 7.22%, 06/15/39		88	88,581
JW Trust, Series 2024-BERY, Class A, (1 mo. Term SOFR + 1.59%), 5.63%, 11/15/39(a)(b)		600	600,563
KSL Commercial Mortgage Trust(b)
Class A, 5.92%, 06/15/42		32	31,963
Class E, 8.42%, 06/05/42		63	63,222
Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.57%, 12/15/39(a)		97	97,030
Lagarino European Loan Conduit(a)(d)
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.17%, 06/22/37	EUR	97	111,976
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 4.67%, 06/22/37		97	111,977
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.57%, 06/22/37		98	113,098

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Last Mile Logistics Pan Euro Finance, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 4.73%, 08/17/33(a)(d)	EUR	459	$ 527,225
Last Mile Securities, Series 2021-1X, Class D, (3-mo. EURIBOR + 2.35%), 4.38%, 08/17/31(a)(d)		232	267,492
LBA Trust(a)(b)
Series 2024-7IND, Class A, (1 mo. Term SOFR + 1.44%), 5.48%, 10/15/41	USD	55	54,603
Series 2024-7IND, Class D, (1 mo. Term SOFR + 2.64%), 6.67%, 10/15/41		15	15,495
Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 8.47%, 06/15/39		16	15,976
LoanCore(a)(b)
Series 2025-CRE8, Class A, (1 mo. Term SOFR + 1.39%), 5.42%, 08/17/42		427	426,500
Series 2025-CRE9, Class A, (1 mo. Term SOFR + 1.45%), 5.51%, 08/18/42		135	135,000
MAC Trust, Series 2025-801B, Class A, (1 mo. Term SOFR + 1.70%), 5.73%, 10/15/40(a)(b)		100	100,051
MCR Mortgage Trust(b)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 5.83%, 12/15/41(a)		100	100,219
Series 2024-HTL, Class C, (1 mo. Term SOFR + 3.11%), 7.14%, 02/15/37(a)		81	80,594
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,933
Series 2024-TWA, Class E, 8.73%, 06/12/39		37	37,569
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	3,186
MHP, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 6.90%, 07/15/38(a)(b)		250	249,063
MIC Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		31	33,522
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	300,957
Series 2019-H6, Class D, 3.00%, 06/15/52(b)		10	8,128
Series 2021-230P, Class B, (1 mo. Term SOFR + 1.56%), 5.60%, 12/15/38(a)(b)		10	9,300
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		67	65,564
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(a)		1,111	62,932
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. Term SOFR + 1.40%), 5.44%, 03/15/39(a)(b)		100	100,063
NCMF Trust(a)(b)
Series 2025-MFS, Class A, 4.88%, 06/10/33		140	140,325
Series 2025-MFS, Class E, 7.53%, 06/10/33		293	297,169
Series 2025-MFS, Class F, 8.44%, 06/10/33		282	287,180
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1 mo. Term SOFR + 1.39%), 5.54%, 10/15/40(a)(b)		100	100,031
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.93%, 02/10/47(a)(b)		271	282,417
NYC Commercial Mortgage Trust(a)(b)
Series 2025-11X, Class A, (1 mo. Term SOFR + 1.74%), 5.74%, 10/15/40		172	172,000
Series 2025-28L, Class A, 11/05/38(c)		139	138,875
Series 2025-300P, Class E, 7.39%, 07/13/42		112	113,056
NYCT Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 6.02%, 08/15/29(a)(b)		172	172,542
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. Term SOFR + 1.06%), 5.10%, 01/15/36(a)(b)		112	109,200
Open Trust, Series 2023-AIR, Class A, (1 mo. Term SOFR + 3.09%), 7.12%, 11/15/40(a)(b)		27	27,058
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.52%, 12/15/39(a)(b)	USD	100	$ 100,094
Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1 mo. Term SOFR + 1.38%), 5.46%, 09/15/34		283	280,170
Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.50%, 09/15/34		138	134,997
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(b)		31	31,514
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 5.92%, 06/15/39(a)(b)		38	38,036
PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, 03/10/33(a)(b)		489	486,771
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)		100	105,529
SCG Commercial Mortgage Trust(a)(b)
Series 2025-DLFN, Class E, (1 mo. Term SOFR + 2.95%), 6.98%, 03/15/35		109	108,593
Series 2025-FLWR, Class A, (1 mo. Term SOFR + 1.25%), 5.28%, 08/15/42		44	44,014
SDAL Trust, Series 2025-DAL, Class A, (1 mo. Term SOFR + 2.44%), 6.47%, 04/15/42(a)(b)		100	100,742
SELF Commercial Mortgage Trust(a)(b)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.57%, 11/15/34		70	70,000
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 8.22%, 11/15/34		100	100,124
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		26	22,066
SHR Trust(a)(b)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 5.98%, 10/15/41		191	191,119
Series 2024-LXRY, Class D, (1 mo. Term SOFR + 3.60%), 7.63%, 10/15/41		100	100,063
SREIT Trust, Series 2021-MFP, Class A, (1 mo. Term SOFR + 0.85%), 4.88%, 11/15/38(a)(b)		126	125,630
Taurus, Series 2025-UK2X, Class D, (1-day SONIA GBP 3.20%), 7.18%, 02/18/35(a)(d)	GBP	185	243,214
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)	USD	376	396,110
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		580	559,661
UK Logistics, Series 2025-1X, Class D, (1-day SONIA GBP 4.00%), 7.98%, 05/17/35(a)(d)	GBP	170	222,980
VCC Trust, Series 2025-MC1, Class A1, 8.16%, 05/25/55(b)	USD	86	85,093
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36		140	140,896
Series 2024-GCS, Class D, 6.22%, 07/10/36		330	326,515
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(b)		34	34,412
Velocity Commercial Capital Loan Trust(a)(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50		439	407,926
Series 2022-3, Class A, 5.22%, 06/25/52		143	141,344
Series 2023-2, Class M1, 7.03%, 05/25/53		99	98,646
Series 2024-1, Class A, 6.55%, 01/25/54		78	79,279
Series 2024-5, Class A, 5.49%, 10/25/54		86	85,901
Series 2025-1, Class M2, 6.98%, 02/25/55		1,248	1,262,402
Series 2025-1, Class M3, 7.33%, 02/25/55		100	101,352
Series 2025-3, Class A, 5.87%, 06/25/55		573	579,540
Series 2025-3, Class M3, 7.38%, 06/25/55		99	101,837
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	197,107
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2019-C49, Class D, 3.00%, 03/15/52(b)	USD	10	$ 8,680
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		154	155,139
Series 2024-BPRC, Class B, 6.22%, 07/15/43(b)		176	181,695
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)		112	113,192
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		50	50,432
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		1,390	11,685
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		56	56,862
WHARF Commercial Mortgage Trust(a)(b)
Series 2025-DC, Class A, 5.35%, 07/15/40		114	117,100
Series 2025-DC, Class E, 7.72%, 07/15/40		115	117,818
			43,360,001
Interest Only Collateralized Mortgage Obligations(a) — 0.0%
JP Morgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(b)		1,359	229,897
Residential Asset Securitization Trust, Series 2007- A9, Class A2, (1 mo. Term SOFR + 6.34%), 2.34%, 09/25/37		1,094	155,883
			385,780
Total Non-Agency Mortgage-Backed Securities — 11.8% (Cost: $150,073,753)			150,696,345
Preferred Securities
Capital Trusts — 0.1%(a)
Automobiles — 0.0%
Volkswagen International Finance NV, 5.99%(d)(m)	EUR	100	119,632
Electric Utilities — 0.0%
Edison International, Series B, 5.00%(m)	USD	106	103,387
Southern Co., Series 2025, 6.38%, 03/15/55		25	26,719
			130,106
Oil, Gas & Consumable Fuels — 0.0%
Sunoco LP, 7.88%(b)(m)		39	39,605
Passenger Airlines — 0.0%
Air France-KLM, 5.75%(d)(m)	EUR	100	118,209
Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(d)		100	118,964
CVS Health Corp.
6.75%, 12/10/54	USD	86	89,374
7.00%, 03/10/55		86	90,358
			298,696
Security		Par (000)	Value
Utilities(m) — 0.0%
Electricite de France SA
4.38%(d)	EUR	100	$ 114,327
9.13%(b)	USD	64	74,124
			188,451
			894,699

	Shares
Preferred Stocks — 0.0%
Aerospace & Defense — 0.0%
Boeing Co.(e)(k)	750	48,540
		48,540
Total Preferred Securities — 0.1% (Cost: $935,669)		943,239

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Uniform Mortgage-Backed Securities, 6.00%, 08/01/55	USD	1,423	1,458,832
Collateralized Mortgage Obligations(a) — 0.6%
Fannie Mae REMICS
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.63%, 02/25/55		362	364,550
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.78%, 05/25/55		520	526,298
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.58%, 11/25/54		1,545	1,554,229
Freddie Mac REMICS
Series 5513, Class FD, (30-day Avg SOFR + 1.35%), 5.53%, 01/25/55		1,317	1,325,321
Series 5516, Class FC, (30-day Avg SOFR + 1.40%), 5.58%, 03/25/55		3,158	3,178,996
			6,949,394
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.47%, 02/25/31(a)		150	131,292
Freddie Mac Multiclass Certificates, Series 2024- P015, Class A1, 4.30%, 11/25/32(a)		44	43,930
Freddie Mac Multifamily Structured Pass Through Certificates, Series KJ48, Class A2, 5.03%, 10/25/31		33	34,012
Ginnie Mae
Series 2023-119, Class AD, 2.25%, 04/16/65		38	30,775

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ginnie Mae (continued)
Series 2023-50, Class AC, 3.25%, 09/16/63(a)	USD	23	$ 20,676
Series 2025-126B, Class AD, 5.00%, 05/16/65		50	49,855
Series 2025-129, Class AB, 4.75%, 09/16/54		37	36,696
Series 2025-88, Class AT, 5.00%, 06/16/58		115	114,659
			461,895
Mortgage-Backed Securities — 43.5%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	127,840
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		126	121,915
3.50%, 04/01/48		57	53,756
Ginnie Mae Mortgage-Backed Securities(p)
4.00%, 11/20/40 - 11/20/55		4,143	3,927,397
3.50%, 09/20/46 - 11/20/55		6,891	6,344,544
4.50%, 02/20/49 - 11/20/55		4,821	4,718,516
3.00%, 06/20/50 - 12/18/55		8,850	7,956,313
2.00%, 01/20/51 - 12/18/55		21,007	17,472,102
2.50%, 10/20/51 - 12/18/55		20,316	17,586,943
5.50%, 02/20/53 - 12/15/54		14,653	14,770,877
6.50%, 10/20/53 - 09/20/55		7,505	7,733,223
6.00%, 07/20/54 - 08/20/55		10,417	10,604,471
5.00%, 11/15/54 - 12/20/54		5,874	5,855,288
Uniform Mortgage-Backed Securities(p)
3.00%, 07/01/31 - 12/11/55		31,257	27,946,936
3.50%, 05/01/33 - 12/11/55		110,974	102,469,448
2.50%, 01/01/35 - 12/11/55		50,009	42,961,440
2.00%, 05/01/36 - 11/13/55		86,572	72,398,770
1.50%, 09/01/36 - 12/11/55		11,519	9,203,850
4.00%, 11/15/39 - 12/11/55		22,750	21,774,918
4.50%, 11/15/39 - 12/11/55		29,162	28,497,337
5.50%, 09/01/48 - 01/01/55		67,902	68,663,419
5.00%, 06/01/52 - 12/11/55		17,729	17,668,526
6.00%, 10/01/52 - 08/01/55		50,440	51,636,796
6.50%, 11/01/52 - 09/01/55		12,936	13,436,131
			553,930,756
Total U.S. Government Sponsored Agency Securities — 44.2% (Cost: $559,438,753)			562,800,877
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		2,100	2,126,906
1.13%, 05/15/40 - 08/15/40		5,102	3,264,440
4.25%, 11/15/40		1,024	1,000,480
1.88%, 02/15/41 - 11/15/51		5,643	3,651,290
4.75%, 02/15/41 - 05/15/55		5,499	5,636,207
3.75%, 08/15/41 - 11/15/43		6,010	5,371,900
3.13%, 11/15/41 - 05/15/48		10,876	8,617,887
2.38%, 02/15/42 - 05/15/51		1,446	990,399
3.00%, 05/15/42 - 08/15/52(f)		14,388	11,045,841
4.00%, 11/15/42 - 11/15/52		7,400	6,724,476
3.88%, 02/15/43		918	840,165
3.63%, 08/15/43 - 05/15/53		1,249	1,074,445
4.38%, 08/15/43		4,000	3,890,625
3.38%, 05/15/44 - 11/15/48		1,900	1,597,832
4.13%, 08/15/44 - 08/15/53		10,167	9,322,713
4.63%, 11/15/44		213	212,942
2.75%, 11/15/47		686	501,450
2.25%, 08/15/49		1,239	800,252
1.63%, 11/15/50		909	493,926
2.00%, 08/15/51		419	248,388
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
2.88%, 05/15/52	USD	2,623	$ 1,891,748
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30		4,988	5,049,056
U.S. Treasury Notes
4.63%, 11/15/26 - 02/15/35		2,344	2,416,832
4.13%, 02/15/27 - 11/15/32		6,984	7,098,541
4.50%, 05/15/27 - 11/15/33		4,628	4,793,736
3.75%, 06/30/27 - 04/15/28		1,172	1,175,149
4.38%, 07/15/27 - 01/31/32		1,441	1,483,753
3.38%, 09/15/27 - 09/15/28		61	60,698
0.38%, 09/30/27		1,103	1,037,983
3.50%, 09/30/27 - 04/30/30		197	196,699
4.25%, 01/15/28 - 05/15/35		3,598	3,677,663
4.00%, 02/29/28 - 02/15/34		17,285	17,428,692
3.63%, 03/31/28 - 09/30/31		9,180	9,160,750
2.88%, 08/15/28 - 05/15/32		21,912	21,409,924
4.88%, 10/31/28 - 10/31/30		37,399	39,236,917
3.25%, 06/30/29		1,009	995,402
3.88%, 12/31/29 - 08/15/34		6,721	6,747,053
0.63%, 08/15/30		615	532,576
2.75%, 08/15/32		1,074	1,002,092
Total U.S. Treasury Obligations — 15.2% (Cost: $188,420,238)			192,807,828
Total Long-Term Investments — 111.1% (Cost: $1,394,782,314)			1,414,713,624
Short-Term Securities
Foreign Agency Obligations — 0.0%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/26(h)(q)	BRL	728	127,971

	Shares
Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(r)(s)(t)	21,235,589	21,246,207
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.94%(r)(s)	192,172,783	192,172,783
		213,418,990

		Par (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Notes, 4.63%, 10/15/26	USD	188	189,144
Total Short-Term Securities — 16.8% (Cost: $213,731,507)			213,736,105
Options Purchased — 0.0% (Cost: $145,584)			74,599
Total Investments Before TBA Sale Commitments and Options Written — 127.9% (Cost: $1,608,659,405)			1,628,524,328
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
TBA Sale Commitments(p)
Mortgage-Backed Securities — (16.3)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 11/20/55	USD	(5,078)	$ (4,222,503)
2.50%, 11/20/55		(5,111)	(4,423,207)
3.00%, 11/20/55		(708)	(636,094)
3.50%, 11/20/55		(1,219)	(1,115,654)
4.00%, 11/20/55		(222)	(209,931)
4.50%, 11/20/55		(271)	(264,450)
5.00%, 11/15/54		(340)	(338,927)
5.50%, 11/15/54		(3,772)	(3,803,106)
6.00%, 11/15/54		(2,971)	(3,023,592)
6.50%, 11/15/54		(3,090)	(3,185,736)
Uniform Mortgage-Backed Securities
1.50%, 11/13/55		(2,635)	(2,034,213)
2.00%, 11/18/40 - 11/13/55		(16,695)	(13,917,040)
2.50%, 11/18/40 - 11/13/55		(8,795)	(7,483,654)
3.00%, 11/18/40 - 11/13/55		(7,771)	(6,892,776)
3.50%, 11/18/40 - 12/11/55		(53,521)	(49,335,380)
4.00%, 11/15/39 - 12/11/55		(10,689)	(10,199,078)
4.50%, 11/15/39 - 11/13/55		(18,635)	(18,163,954)
5.00%, 11/13/55		(8,784)	(8,739,087)
5.50%, 11/15/54		(23,446)	(23,687,416)
6.00%, 11/15/54		(42,047)	(42,995,453)
6.50%, 11/15/54		(2,864)	(2,965,628)
Total TBA Sale Commitments — (16.3)% (Proceeds: $(208,082,706))			(207,636,879)
Options Written — (0.0)% (Premiums Received: $(323,385))			(246,350)
Total Investments, Net of TBA Sale Commitments and Options Written — 111.6% (Cost: $1,400,253,314)			1,420,641,099
Liabilities in Excess of Other Assets — (11.6)%			(148,121,172)
Net Assets — 100.0%			$ 1,272,519,927

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $512,749, representing less than 0.05% of its net assets as of period end, and an original cost of $486,000.

(k)	Convertible security.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Perpetual security with no stated maturity date.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(p)	Represents or includes a TBA transaction.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Affiliate of the Fund.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,501,666	$ 10,747,076 (a)	$ —	$ (1,929)	$ (606)	$ 21,246,207	21,235,589	$ 60,215 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	131,729,503	60,443,280 (a)	—	—	—	192,172,783	192,172,783	7,642,693	—
iShares 0-5 Year High Yield Corporate Bond ETF(c)	—	1,253,560	(1,249,263)	(4,297)	—	—	—	48,950	—
				$ (6,226)	$ (606)	$ 213,418,990		$ 7,751,858	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro OAT	49	12/08/25	$ 6,923	$ 61,100
10-Year Australian Treasury Bonds	99	12/15/25	5,129	(22,931)
3-Year Australian Treasury Bonds	77	12/15/25	5,377	(8,451)
10-Year Canadian Bond	7	12/18/25	613	(1,088)
10-Year U.S. Treasury Note	1,141	12/19/25	12,175	(389,880)
10-Year U.S. Ultra Long Treasury Note	86	12/19/25	9,938	21,035
U.S. Long Bond	75	12/19/25	8,808	232,493
Ultra U.S. Treasury Bond	258	12/19/25	2,307	872,601
Long Gilt	133	12/29/25	2,337	175,640
2-Year U.S. Treasury Note	469	12/31/25	82,063	(26,565)
5-Year U.S. Treasury Note	978	12/31/25	51,023	(214,121)
				699,833
Short Contracts
30-Year Euro Buxl Bond	1	12/08/25	134	(3,136)
Euro BOBL	6	12/08/25	818	(3,371)
Euro BTP	111	12/08/25	15,536	(214,567)
Euro Bund	219	12/08/25	895	121,515
10-Year Australian Treasury Bonds	30	12/15/25	2,230	6,792
10-Year Canadian Bond	514	12/18/25	44,989	(347,458)
10-Year U.S. Ultra Long Treasury Note	20	12/19/25	2,311	(351)
E-mini Russell 2000 Index	4	12/19/25	498	(13,007)
U.S. Long Bond	25	12/19/25	2,936	(197)
2-Year U.S. Treasury Note	8	12/31/25	1,666	(119)
5-Year U.S. Treasury Note	177	12/31/25	19,339	9,725
				(444,174)
				$ 255,659
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EGP	1,046,892	USD	22,000	Citibank N.A.	11/20/25	$ 38
BRL	9,128,213	USD	1,681,244	BNP Paribas SA	11/25/25	6,165
USD	1,891,134	BRL	10,170,519	Goldman Sachs International	11/25/25	11,049
USD	6,796	CNH	48,255	State Street Bank and Trust Co.	11/25/25	12
USD	32,784	CNH	233,120	State Street Bank and Trust Co.	11/25/25	10
USD	407,647	MXN	7,521,335	Goldman Sachs International	11/25/25	3,695
COP	185,127,567	GBP	36,000	BNP Paribas SA	11/26/25	581
COP	507,517,816	USD	130,568	Citibank N.A.	11/26/25	684
USD	25,611	AUD	39,000	Barclays Bank PLC	11/26/25	87
USD	37,981	AUD	57,836	Barclays Bank PLC	11/26/25	129
USD	42,805	CAD	59,391	Barclays Bank PLC	11/26/25	410
USD	25,000	CAD	34,687	BNP Paribas SA	11/26/25	239
USD	75,311	EUR	65,000	Barclays Bank PLC	11/26/25	295
USD	76,699	EUR	66,000	BNP Paribas SA	11/26/25	530
USD	127,000	EUR	109,285	BNP Paribas SA	11/26/25	877
USD	16,635	EUR	14,247	Goldman Sachs International	11/26/25	193
USD	98,439	EUR	85,000	UBS AG	11/26/25	343
USD	38,000	SGD	49,050	Citibank N.A.	11/26/25	251
USD	50,854	SGD	65,643	Goldman Sachs International	11/26/25	336
USD	26,000	ZAR	451,425	Barclays Bank PLC	11/26/25	2
USD	50,988	ZAR	885,279	Barclays Bank PLC	11/26/25	4
USD	43,198	BRL	233,200	Morgan Stanley & Co. International PLC	12/02/25	163
NGN	20,300,000	USD	14,000	Citibank N.A.	12/05/25	123
NGN	35,464,100	USD	24,458	Citibank N.A.	12/05/25	216
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	236,000	USD	153,388	Bank of America N.A.	12/17/25	$ 1,100
AUD	275,000	USD	177,526	Bank of America N.A.	12/17/25	2,492
AUD	280,000	USD	182,710	Bank of America N.A.	12/17/25	580
AUD	236,000	USD	153,740	Barclays Bank PLC	12/17/25	747
AUD	485,000	USD	315,242	BNP Paribas SA	12/17/25	2,243
AUD	263,000	USD	169,952	Morgan Stanley & Co. International PLC	12/17/25	2,210
BRL	648,250	USD	116,798	Bank of America N.A.	12/17/25	2,465
BRL	17,476,056	USD	3,199,823	BNP Paribas SA	12/17/25	15,344
BRL	835,000	USD	153,557	Citibank N.A.	12/17/25	63
BRL	924,000	USD	169,865	Goldman Sachs International	12/17/25	128
BRL	1,166,000	USD	211,257	UBS AG	12/17/25	3,258
BRL	9,300,053	USD	1,681,244	UBS AG	12/17/25	29,738
CAD	115,000	USD	82,124	JPMorgan Chase Bank N.A.	12/17/25	55
CAD	229,000	USD	163,347	JPMorgan Chase Bank N.A.	12/17/25	297
CHF	395,000	EUR	426,361	Barclays Bank PLC	12/17/25	687
CHF	45,000	EUR	48,298	BNP Paribas SA	12/17/25	396
CHF	120,000	EUR	129,134	Goldman Sachs International	12/17/25	664
CHF	121,000	EUR	130,215	JPMorgan Chase Bank N.A.	12/17/25	663
CHF	548,100	EUR	590,118	JPMorgan Chase Bank N.A.	12/17/25	2,684
CHF	41,000	EUR	44,179	Societe Generale	12/17/25	159
CLP	252,675,000	USD	263,285	Citibank N.A.	12/17/25	4,834
CLP	144,384,000	USD	152,320	Goldman Sachs International	12/17/25	889
CLP	145,930,000	USD	153,107	Goldman Sachs International	12/17/25	1,743
CLP	57,831,000	USD	60,298	Morgan Stanley & Co. International PLC	12/17/25	1,067
CLP	96,008,000	USD	99,660	UBS AG	12/17/25	2,216
CLP	143,961,000	USD	151,827	UBS AG	12/17/25	934
COP	599,334,000	USD	152,413	BNP Paribas SA	12/17/25	2,154
COP	2,918,556,000	USD	737,382	Morgan Stanley & Co. International PLC	12/17/25	15,309
COP	3,634,886,952	USD	923,836	Morgan Stanley & Co. International PLC	12/17/25	13,596
CZK	17,661,000	EUR	724,360	Barclays Bank PLC	12/17/25	471
CZK	3,134,000	EUR	128,111	Citibank N.A.	12/17/25	580
CZK	3,152,000	EUR	129,029	Morgan Stanley & Co. International PLC	12/17/25	372
CZK	630,250	EUR	25,815	UBS AG	12/17/25	57
EUR	255,367	CHF	236,000	Barclays Bank PLC	12/17/25	317
EUR	191,052	CHF	176,000	JPMorgan Chase Bank N.A.	12/17/25	940
EUR	116,243	CZK	2,830,000	Citibank N.A.	12/17/25	122
EUR	164,785	CZK	4,009,950	Citibank N.A.	12/17/25	260
EUR	132,278	NOK	1,537,000	Citibank N.A.	12/17/25	1,111
EUR	170,890	NOK	1,997,000	Citibank N.A.	12/17/25	315
EUR	128,829	NOK	1,502,000	State Street Bank and Trust Co.	12/17/25	581
EUR	131,100	NOK	1,530,000	State Street Bank and Trust Co.	12/17/25	441
EUR	131,328	PLN	558,000	Citibank N.A.	12/17/25	706
EUR	235,509	PLN	1,002,400	Citibank N.A.	12/17/25	794
EUR	129,890	SEK	1,422,000	Citibank N.A.	12/17/25	16
EUR	130,338	SEK	1,425,000	Goldman Sachs International	12/17/25	218
EUR	131,554	SEK	1,436,000	Goldman Sachs International	12/17/25	461
EUR	249,000	USD	287,659	Barclays Bank PLC	12/17/25	51
HUF	123,980,000	EUR	313,603	Barclays Bank PLC	12/17/25	5,139
HUF	129,062,000	EUR	326,896	Barclays Bank PLC	12/17/25	4,843
HUF	55,201,000	EUR	140,904	Citibank N.A.	12/17/25	815
HUF	55,470,640	EUR	141,138	Citibank N.A.	12/17/25	1,344
HUF	51,244,000	EUR	130,615	Goldman Sachs International	12/17/25	975
HUF	70,190,000	EUR	178,068	Goldman Sachs International	12/17/25	2,303
HUF	339,966,260	EUR	854,964	Goldman Sachs International	12/17/25	19,832
HUF	77,824,000	EUR	197,275	Morgan Stanley & Co. International PLC	12/17/25	2,738
HUF	85,868,000	EUR	218,022	Morgan Stanley & Co. International PLC	12/17/25	2,609
HUF	61,434,800	EUR	156,717	Royal Bank of Canada	12/17/25	1,021
HUF	51,277,000	EUR	131,308	State Street Bank and Trust Co.	12/17/25	271
HUF	51,823,000	EUR	130,974	State Street Bank and Trust Co.	12/17/25	2,276
IDR	1,099,906,000	USD	66,003	Bank of America N.A.	12/17/25	85
IDR	2,530,253,000	USD	151,867	JPMorgan Chase Bank N.A.	12/17/25	164
INR	8,517,000	USD	95,485	Barclays Bank PLC	12/17/25	231

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	109,393,500	USD	76,176	Goldman Sachs International	12/17/25	$ 511
MXN	17,227,771	USD	917,000	JPMorgan Chase Bank N.A.	12/17/25	6,128
MXN	3,535,000	USD	187,917	State Street Bank and Trust Co.	12/17/25	1,501
NOK	1,554,000	EUR	131,897	Barclays Bank PLC	12/17/25	1,007
NOK	5,430,000	EUR	461,100	Barclays Bank PLC	12/17/25	3,259
NOK	1,515,000	EUR	128,690	JPMorgan Chase Bank N.A.	12/17/25	863
NOK	963,000	EUR	81,668	Morgan Stanley & Co. International PLC	12/17/25	702
PEN	2,164,690	USD	636,000	Bank of America N.A.	12/17/25	6,164
PLN	544,600	EUR	126,933	Barclays Bank PLC	12/17/25	746
PLN	551,000	EUR	128,945	Citibank N.A.	12/17/25	153
PLN	1,640,000	EUR	383,847	Citibank N.A.	12/17/25	392
PLN	243,000	EUR	56,889	Goldman Sachs International	12/17/25	42
PLN	2,359,000	EUR	550,495	Goldman Sachs International	12/17/25	2,455
PLN	599,000	EUR	140,009	State Street Bank and Trust Co.	12/17/25	362
SEK	1,452,000	EUR	131,684	Barclays Bank PLC	12/17/25	1,077
SEK	1,439,000	EUR	130,909	Citibank N.A.	12/17/25	600
SEK	1,441,000	EUR	130,843	Citibank N.A.	12/17/25	888
SEK	2,364,000	EUR	213,605	Citibank N.A.	12/17/25	2,666
SEK	2,513,000	EUR	228,479	Citibank N.A.	12/17/25	1,203
SEK	1,438,000	EUR	130,522	Morgan Stanley & Co. International PLC	12/17/25	942
SEK	1,975,000	EUR	180,014	Morgan Stanley & Co. International PLC	12/17/25	427
SEK	2,171,000	EUR	198,181	Morgan Stanley & Co. International PLC	12/17/25	120
USD	381,868	AUD	582,000	Bank of America N.A.	12/17/25	886
USD	387,729	AUD	592,000	Barclays Bank PLC	12/17/25	201
USD	113,288	AUD	171,000	Citibank N.A.	12/17/25	1,350
USD	129,158	AUD	195,282	Citibank N.A.	12/17/25	1,324
USD	426,864	AUD	641,000	Citibank N.A.	12/17/25	7,260
USD	216,984	AUD	328,000	Goldman Sachs International	12/17/25	2,272
USD	152,205	AUD	228,000	Morgan Stanley & Co. International PLC	12/17/25	2,955
USD	248,364	AUD	375,718	Morgan Stanley & Co. International PLC	12/17/25	2,416
USD	19,053	AUD	29,000	Societe Generale	12/17/25	69
USD	142,829	AUD	217,500	State Street Bank and Trust Co.	12/17/25	452
USD	324,439	AUD	491,400	UBS AG	12/17/25	2,765
USD	552,773	AUD	836,750	UBS AG	12/17/25	5,030
USD	69,443	BRL	375,000	Goldman Sachs International	12/17/25	452
USD	208,148	CAD	291,000	Barclays Bank PLC	12/17/25	199
USD	351,973	CAD	485,000	Barclays Bank PLC	12/17/25	5,392
USD	178,379	CAD	249,000	JPMorgan Chase Bank N.A.	12/17/25	444
USD	445,608	CAD	620,000	JPMorgan Chase Bank N.A.	12/17/25	2,555
USD	495,903	CAD	693,000	JPMorgan Chase Bank N.A.	12/17/25	684
USD	170,457	CAD	237,000	Morgan Stanley & Co. International PLC	12/17/25	1,097
USD	343,704	CAD	479,000	Societe Generale	12/17/25	1,410
USD	228,791	CAD	314,000	Toronto-Dominion Bank	12/17/25	4,407
USD	237,866	CNH	1,689,063	Morgan Stanley & Co. International PLC	12/17/25	49
USD	101,871	EUR	87,000	Barclays Bank PLC	12/17/25	1,346
USD	305,018	EUR	260,000	Barclays Bank PLC	12/17/25	4,598
USD	4,857,309	EUR	4,109,000	Barclays Bank PLC	12/17/25	109,515
USD	84,888	EUR	73,000	Citibank N.A.	12/17/25	539
USD	34,226	EUR	29,000	Goldman Sachs International	12/17/25	718
USD	153,510	EUR	132,000	Goldman Sachs International	12/17/25	989
USD	78,679	EUR	67,000	JPMorgan Chase Bank N.A.	12/17/25	1,263
USD	118,144	EUR	101,000	JPMorgan Chase Bank N.A.	12/17/25	1,442
USD	234,539	EUR	199,000	JPMorgan Chase Bank N.A.	12/17/25	4,602
USD	259,388	EUR	220,000	JPMorgan Chase Bank N.A.	12/17/25	5,186
USD	535,998	EUR	455,000	JPMorgan Chase Bank N.A.	12/17/25	10,262
USD	622,071	EUR	533,000	JPMorgan Chase Bank N.A.	12/17/25	6,209
USD	833,863	EUR	708,000	JPMorgan Chase Bank N.A.	12/17/25	15,795
USD	837,266	EUR	711,774	JPMorgan Chase Bank N.A.	12/17/25	14,838
USD	1,442,536	EUR	1,226,000	JPMorgan Chase Bank N.A.	12/17/25	25,940
USD	4,671,590	EUR	3,971,400	JPMorgan Chase Bank N.A.	12/17/25	82,787
USD	5,853	EUR	5,000	Morgan Stanley & Co. International PLC	12/17/25	75
USD	251,492	EUR	215,000	Morgan Stanley & Co. International PLC	12/17/25	3,068
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	369,066	EUR	319,000	Morgan Stanley & Co. International PLC	12/17/25	$ 474
USD	665,842	EUR	563,000	Morgan Stanley & Co. International PLC	12/17/25	15,316
USD	882,518	EUR	742,000	Morgan Stanley & Co. International PLC	12/17/25	25,165
USD	1,088,272	EUR	923,000	Morgan Stanley & Co. International PLC	12/17/25	21,781
USD	2,413,478	EUR	2,041,000	Morgan Stanley & Co. International PLC	12/17/25	55,180
USD	121,460	EUR	104,000	State Street Bank and Trust Co.	12/17/25	1,292
USD	239,284	EUR	205,000	State Street Bank and Trust Co.	12/17/25	2,415
USD	153,324	GBP	114,000	Barclays Bank PLC	12/17/25	3,554
USD	1,157,695	GBP	855,300	Barclays Bank PLC	12/17/25	34,026
USD	132,003	GBP	98,000	Goldman Sachs International	12/17/25	3,253
USD	26,670	GBP	20,000	JPMorgan Chase Bank N.A.	12/17/25	394
USD	26,773	GBP	20,000	JPMorgan Chase Bank N.A.	12/17/25	498
USD	144,707	GBP	108,000	JPMorgan Chase Bank N.A.	12/17/25	2,820
USD	372,080	GBP	277,500	JPMorgan Chase Bank N.A.	12/17/25	7,508
USD	482,791	GBP	357,500	JPMorgan Chase Bank N.A.	12/17/25	13,118
USD	384,541	GBP	288,000	Morgan Stanley & Co. International PLC	12/17/25	6,175
USD	3,844,815	GBP	2,836,250	Morgan Stanley & Co. International PLC	12/17/25	118,630
USD	655,371	GBP	480,000	UBS AG	12/17/25	24,761
USD	121,945	IDR	2,023,778,827	Bank of America N.A.	12/17/25	346
USD	283,445	IDR	4,687,674,430	Barclays Bank PLC	12/17/25	1,785
USD	134,218	IDR	2,208,026,000	Societe Generale	12/17/25	1,548
USD	161,151	IDR	2,650,128,500	Societe Generale	12/17/25	1,917
USD	152,091	INR	13,495,000	Bank of America N.A.	12/17/25	431
USD	151,292	INR	13,401,000	Citibank N.A.	12/17/25	689
USD	153,034	INR	13,496,000	Goldman Sachs International	12/17/25	1,363
USD	150,143	JPY	22,797,000	Goldman Sachs International	12/17/25	1,579
USD	153,438	JPY	23,252,000	Goldman Sachs International	12/17/25	1,908
USD	151,636	JPY	22,245,000	JPMorgan Chase Bank N.A.	12/17/25	6,668
USD	90,436	JPY	13,200,000	Morgan Stanley & Co. International PLC	12/17/25	4,413
USD	174,315	JPY	26,515,000	Morgan Stanley & Co. International PLC	12/17/25	1,521
USD	1,846,259	JPY	269,480,129	Morgan Stanley & Co. International PLC	12/17/25	90,101
USD	32,057	JPY	4,680,000	UBS AG	12/17/25	1,558
USD	92,701	JPY	13,490,000	UBS AG	12/17/25	4,789
USD	85,828	KRW	119,926,500	Bank of America N.A.	12/17/25	1,756
USD	249,813	KRW	355,389,000	Citibank N.A.	12/17/25	677
USD	537,050	KRW	760,549,160	Citibank N.A.	12/17/25	3,887
USD	152,561	KRW	217,598,000	Goldman Sachs International	12/17/25	20
USD	154,876	KRW	219,537,000	Morgan Stanley & Co. International PLC	12/17/25	975
USD	252,043	KRW	357,697,900	Morgan Stanley & Co. International PLC	12/17/25	1,288
USD	153,279	MXN	2,837,000	Goldman Sachs International	12/17/25	1,262
USD	153,468	MXN	2,840,000	Goldman Sachs International	12/17/25	1,291
USD	180,351	MXN	3,337,000	Morgan Stanley & Co. International PLC	12/17/25	1,542
USD	236,865	MXN	4,391,000	Societe Generale	12/17/25	1,579
USD	917,000	MXN	16,956,032	State Street Bank and Trust Co.	12/17/25	8,433
USD	359,911	NZD	618,000	Bank of America N.A.	12/17/25	5,614
USD	193,216	NZD	330,000	Barclays Bank PLC	12/17/25	4,028
USD	153,138	NZD	266,000	Citibank N.A.	12/17/25	641
USD	152,923	NZD	266,000	Goldman Sachs International	12/17/25	426
USD	286,961	NZD	498,000	Goldman Sachs International	12/17/25	1,459
USD	291,518	NZD	503,000	Goldman Sachs International	12/17/25	3,149
USD	75,081	NZD	127,000	JPMorgan Chase Bank N.A.	12/17/25	2,272
USD	566,379	NZD	974,180	JPMorgan Chase Bank N.A.	12/17/25	7,884
USD	152,156	NZD	254,000	Morgan Stanley & Co. International PLC	12/17/25	6,538
USD	290,924	NZD	488,000	Morgan Stanley & Co. International PLC	12/17/25	11,155
USD	238,286	NZD	399,000	State Street Bank and Trust Co.	12/17/25	9,540
USD	151,765	NZD	263,000	Toronto-Dominion Bank	12/17/25	988
USD	269,868	PHP	15,709,000	Bank of America N.A.	12/17/25	2,431
USD	152,635	PHP	8,898,000	Barclays Bank PLC	12/17/25	1,151
USD	165,781	PHP	9,473,210	Citibank N.A.	12/17/25	4,505
USD	152,973	PHP	8,976,000	Societe Generale	12/17/25	162
USD	72,736	SGD	93,000	Barclays Bank PLC	12/17/25	1,052
USD	151,760	SGD	196,000	Barclays Bank PLC	12/17/25	684

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	152,168	SGD	194,000	Barclays Bank PLC	12/17/25	$ 2,633
USD	232,783	SGD	297,000	Barclays Bank PLC	12/17/25	3,856
USD	362,293	SGD	462,000	Barclays Bank PLC	12/17/25	6,185
USD	170,883	SGD	220,000	Goldman Sachs International	12/17/25	1,308
USD	211,712	SGD	271,000	Goldman Sachs International	12/17/25	2,826
USD	151,297	THB	4,855,000	Goldman Sachs International	12/17/25	633
USD	211,615	TWD	6,497,000	Bank of America N.A.	12/17/25	328
USD	165,547	TWD	5,053,000	Barclays Bank PLC	12/17/25	1,220
USD	435,381	TWD	13,327,000	Goldman Sachs International	12/17/25	1,978
USD	178,985	ZAR	3,107,000	Citibank N.A.	12/17/25	307
USD	152,421	ZAR	2,648,000	Morgan Stanley & Co. International PLC	12/17/25	140
ZAR	14,533,614	USD	831,091	Barclays Bank PLC	12/17/25	4,710
ZAR	26,139,000	USD	1,483,676	Societe Generale	12/17/25	19,530
TRY	1,033,320	USD	23,530	Barclays Bank PLC	12/26/25	18
NGN	20,744,920	USD	14,000	Citibank N.A.	01/30/26	191
NGN	36,241,375	USD	24,458	Citibank N.A.	01/30/26	334
USD	131,096	BRL	728,000	JPMorgan Chase Bank N.A.	04/02/26	355
						1,142,572
EGP	1,777,171	USD	37,422	Citibank N.A.	11/20/25	(11)
MXN	16,914,986	USD	917,000	State Street Bank and Trust Co.	11/25/25	(8,537)
USD	3,199,823	BRL	17,373,245	BNP Paribas SA	11/25/25	(11,733)
USD	923,836	COP	3,623,523,773	Morgan Stanley & Co. International PLC	11/25/25	(13,403)
USD	636,000	PEN	2,163,036	Bank of America N.A.	11/25/25	(6,100)
USD	831,091	ZAR	14,511,335	Barclays Bank PLC	11/25/25	(4,686)
CAD	27,000	JPY	2,974,518	Barclays Bank PLC	11/26/25	(69)
CHF	23,758	USD	29,938	Goldman Sachs International	11/26/25	(340)
CHF	30,158	USD	38,000	Goldman Sachs International	11/26/25	(428)
CLP	23,478,750	USD	25,000	Citibank N.A.	11/26/25	(86)
CLP	86,178,282	USD	91,762	Citibank N.A.	11/26/25	(316)
CNH	1,075,804	USD	152,000	BNP Paribas SA	11/26/25	(744)
CNH	2,943,212	USD	415,850	BNP Paribas SA	11/26/25	(2,040)
CZK	2,441,874	USD	117,000	Barclays Bank PLC	11/26/25	(1,277)
CZK	6,504,977	USD	311,734	Citibank N.A.	11/26/25	(3,458)
EUR	33,110	HUF	12,902,023	Barclays Bank PLC	11/26/25	(81)
EUR	33,000	HUF	12,858,993	BNP Paribas SA	11/26/25	(80)
EUR	43,714	USD	50,664	Citibank N.A.	11/26/25	(215)
EUR	92,000	USD	107,423	Citibank N.A.	11/26/25	(1,248)
EUR	33,000	USD	38,184	Goldman Sachs International	11/26/25	(99)
GBP	36,000	USD	47,664	Goldman Sachs International	11/26/25	(368)
HUF	56,887,634	USD	170,503	Citibank N.A.	11/26/25	(1,664)
HUF	16,016,224	USD	48,000	Goldman Sachs International	11/26/25	(465)
IDR	1,555,136,000	USD	94,000	Citibank N.A.	11/26/25	(499)
IDR	8,068,029,024	USD	487,671	Citibank N.A.	11/26/25	(2,590)
INR	10,086,150	USD	114,000	Citibank N.A.	11/26/25	(513)
INR	47,639,364	USD	538,450	Citibank N.A.	11/26/25	(2,423)
JPY	2,950,636	CAD	27,000	Barclays Bank PLC	11/26/25	(86)
JPY	5,741,483	USD	37,833	Barclays Bank PLC	11/26/25	(498)
MXN	3,730,260	USD	202,000	Goldman Sachs International	11/26/25	(1,678)
MYR	441,914	USD	106,000	Morgan Stanley & Co. International PLC	11/26/25	(414)
MYR	2,117,794	USD	507,986	Morgan Stanley & Co. International PLC	11/26/25	(1,986)
PHP	1,466,500	USD	25,000	Citibank N.A.	11/26/25	(28)
PHP	2,950,011	USD	50,290	Citibank N.A.	11/26/25	(57)
PLN	83,603	USD	23,000	Barclays Bank PLC	11/26/25	(365)
PLN	947,165	USD	260,573	Barclays Bank PLC	11/26/25	(4,140)
RON	325,928	USD	74,640	Citibank N.A.	11/26/25	(844)
THB	3,869,100	USD	120,000	Barclays Bank PLC	11/26/25	(136)
THB	16,798,085	USD	520,992	Barclays Bank PLC	11/26/25	(589)
USD	24,000	COP	93,288,000	Citibank N.A.	11/26/25	(126)
USD	21,000	TRY	900,312	Barclays Bank PLC	11/26/25	(39)
ZAR	1,593,499	USD	93,000	Citibank N.A.	11/26/25	(1,229)
ZAR	5,586,448	USD	326,037	Citibank N.A.	11/26/25	(4,308)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	360,695	USD	67,000	Citibank N.A.	12/02/25	$ (438)
AUD	230,000	USD	151,297	BNP Paribas SA	12/17/25	(737)
AUD	229,000	USD	151,377	Citibank N.A.	12/17/25	(1,471)
AUD	288,000	USD	189,948	JPMorgan Chase Bank N.A.	12/17/25	(1,421)
AUD	355,500	USD	235,045	JPMorgan Chase Bank N.A.	12/17/25	(2,332)
AUD	267,500	USD	177,792	Morgan Stanley & Co. International PLC	12/17/25	(2,684)
BRL	827,000	USD	152,971	BNP Paribas SA	12/17/25	(824)
BRL	833,000	USD	153,520	Citibank N.A.	12/17/25	(269)
BRL	822,000	USD	152,551	Goldman Sachs International	12/17/25	(1,323)
CAD	124,000	USD	89,748	Bank of America N.A.	12/17/25	(1,138)
CAD	286,110	USD	204,718	Bank of America N.A.	12/17/25	(264)
CAD	247,000	USD	177,782	Barclays Bank PLC	12/17/25	(1,275)
CAD	264,000	USD	191,526	Barclays Bank PLC	12/17/25	(2,871)
CAD	125,000	USD	90,520	Goldman Sachs International	12/17/25	(1,195)
CAD	219,000	USD	157,687	Morgan Stanley & Co. International PLC	12/17/25	(1,189)
CAD	208,000	USD	150,827	Toronto-Dominion Bank	12/17/25	(2,190)
CAD	579,250	USD	420,866	Toronto-Dominion Bank	12/17/25	(6,934)
CHF	121,000	EUR	131,264	Barclays Bank PLC	12/17/25	(549)
CNH	16,564,966	USD	2,342,000	Citibank N.A.	12/17/25	(9,688)
COP	840,736,000	USD	217,086	BNP Paribas SA	12/17/25	(261)
CZK	3,207,000	EUR	131,652	Citibank N.A.	12/17/25	(51)
CZK	3,941,000	EUR	161,820	State Street Bank and Trust Co.	12/17/25	(104)
EUR	95,667	CHF	89,000	Barclays Bank PLC	12/17/25	(616)
EUR	144,461	CHF	134,000	Barclays Bank PLC	12/17/25	(438)
EUR	1,287,010	CHF	1,194,000	Barclays Bank PLC	12/17/25	(4,142)
EUR	66,164	CHF	61,500	Citibank N.A.	12/17/25	(359)
EUR	92,452	CHF	86,000	JPMorgan Chase Bank N.A.	12/17/25	(584)
EUR	127,955	CHF	119,000	JPMorgan Chase Bank N.A.	12/17/25	(777)
EUR	151,278	CHF	141,000	JPMorgan Chase Bank N.A.	12/17/25	(1,304)
EUR	227,674	CHF	211,000	JPMorgan Chase Bank N.A.	12/17/25	(458)
EUR	167,032	CHF	155,000	Morgan Stanley & Co. International PLC	12/17/25	(586)
EUR	7,325	CZK	179,000	Bank of America N.A.	12/17/25	(23)
EUR	137,471	CZK	3,360,000	Barclays Bank PLC	12/17/25	(481)
EUR	141,282	CZK	3,444,000	Morgan Stanley & Co. International PLC	12/17/25	(60)
EUR	130,934	CZK	3,192,000	State Street Bank and Trust Co.	12/17/25	(67)
EUR	129,043	HUF	51,084,000	Barclays Bank PLC	12/17/25	(2,317)
EUR	267,786	HUF	106,068,000	Barclays Bank PLC	12/17/25	(4,985)
EUR	1,048,129	HUF	416,698,000	Barclays Bank PLC	12/17/25	(24,082)
EUR	43,973	HUF	17,262,000	Citibank N.A.	12/17/25	(358)
EUR	129,775	HUF	51,360,000	Citibank N.A.	12/17/25	(2,289)
EUR	131,989	HUF	51,897,000	Morgan Stanley & Co. International PLC	12/17/25	(1,322)
EUR	731,262	NOK	8,611,000	Barclays Bank PLC	12/17/25	(5,123)
EUR	100,993	NOK	1,186,000	Goldman Sachs International	12/17/25	(386)
EUR	1,727,706	PLN	7,398,000	Barclays Bank PLC	12/17/25	(6,181)
EUR	131,129	PLN	560,000	Morgan Stanley & Co. International PLC	12/17/25	(66)
EUR	147,555	PLN	632,000	Royal Bank of Canada	12/17/25	(574)
EUR	128,985	PLN	553,000	Societe Generale	12/17/25	(649)
EUR	1,100,100	SEK	12,098,000	Barclays Bank PLC	12/17/25	(5,606)
EUR	154,632	SEK	1,699,200	Citibank N.A.	12/17/25	(649)
EUR	47,465	SEK	522,000	Morgan Stanley & Co. International PLC	12/17/25	(243)
EUR	291,055	SEK	3,213,000	Morgan Stanley & Co. International PLC	12/17/25	(2,773)
EUR	130,824	SEK	1,442,000	State Street Bank and Trust Co.	12/17/25	(1,015)
EUR	38,000	USD	44,857	Bank of America N.A.	12/17/25	(950)
EUR	129,000	USD	150,102	Citibank N.A.	12/17/25	(1,047)
EUR	340,000	USD	396,173	JPMorgan Chase Bank N.A.	12/17/25	(3,316)
EUR	297,000	USD	347,900	Morgan Stanley & Co. International PLC	12/17/25	(4,728)
EUR	718,900	USD	849,876	Morgan Stanley & Co. International PLC	12/17/25	(19,214)
EUR	791,000	USD	922,104	Morgan Stanley & Co. International PLC	12/17/25	(8,134)
EUR	1,473,960	USD	1,739,144	Royal Bank of Canada	12/17/25	(36,039)
EUR	419,000	USD	488,919	Societe Generale	12/17/25	(4,780)
EUR	316,000	USD	372,367	State Street Bank and Trust Co.	12/17/25	(7,241)
EUR	598,000	USD	710,727	Toronto-Dominion Bank	12/17/25	(19,760)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	410,000	USD	482,272	UBS AG	12/17/25	$ (8,532)
GBP	537,000	USD	705,588	Barclays Bank PLC	12/17/25	(93)
GBP	724,000	USD	966,253	Barclays Bank PLC	12/17/25	(15,083)
GBP	114,000	USD	153,073	BNP Paribas SA	12/17/25	(3,303)
GBP	120,000	USD	162,049	Citibank N.A.	12/17/25	(4,397)
GBP	164,088	USD	219,109	Citibank N.A.	12/17/25	(3,535)
GBP	165,490	USD	222,481	Citibank N.A.	12/17/25	(5,065)
GBP	222,912	USD	297,584	Citibank N.A.	12/17/25	(4,729)
GBP	285,000	USD	384,815	Citibank N.A.	12/17/25	(10,390)
GBP	151,000	USD	202,886	JPMorgan Chase Bank N.A.	12/17/25	(4,506)
GBP	452,500	USD	598,386	JPMorgan Chase Bank N.A.	12/17/25	(3,904)
GBP	499,680	USD	658,944	JPMorgan Chase Bank N.A.	12/17/25	(2,479)
GBP	254,000	USD	342,552	Morgan Stanley & Co. International PLC	12/17/25	(8,854)
GBP	261,600	USD	349,459	Morgan Stanley & Co. International PLC	12/17/25	(5,777)
GBP	274,000	USD	363,739	Morgan Stanley & Co. International PLC	12/17/25	(3,766)
GBP	531,000	USD	724,688	Morgan Stanley & Co. International PLC	12/17/25	(27,075)
GBP	361,000	USD	492,447	State Street Bank and Trust Co.	12/17/25	(18,175)
IDR	3,122,024,000	USD	187,697	Bank of America N.A.	12/17/25	(109)
IDR	3,462,743,540	USD	209,965	Goldman Sachs International	12/17/25	(1,905)
IDR	2,170,452,900	USD	130,750	Societe Generale	12/17/25	(338)
IDR	2,539,539,000	USD	152,915	UBS AG	12/17/25	(326)
INR	13,420,000	USD	151,553	Citibank N.A.	12/17/25	(736)
INR	13,591,000	USD	153,814	Goldman Sachs International	12/17/25	(1,076)
INR	94,394,000	USD	1,064,770	Goldman Sachs International	12/17/25	(3,949)
JPY	22,428,000	USD	150,950	Barclays Bank PLC	12/17/25	(4,790)
JPY	17,935,000	USD	121,950	Citibank N.A.	12/17/25	(5,070)
JPY	27,864,000	USD	190,769	Citibank N.A.	12/17/25	(9,184)
JPY	11,279,000	USD	76,852	JPMorgan Chase Bank N.A.	12/17/25	(3,349)
JPY	22,169,000	USD	152,247	JPMorgan Chase Bank N.A.	12/17/25	(7,775)
JPY	11,800,000	USD	80,994	Morgan Stanley & Co. International PLC	12/17/25	(4,095)
JPY	22,872,000	USD	152,624	Morgan Stanley & Co. International PLC	12/17/25	(3,571)
JPY	133,063,750	USD	914,986	Toronto-Dominion Bank	12/17/25	(47,831)
KRW	984,581,600	USD	712,396	Citibank N.A.	12/17/25	(22,180)
KRW	210,107,000	USD	151,830	Goldman Sachs International	12/17/25	(4,539)
KRW	219,973,000	USD	158,238	Goldman Sachs International	12/17/25	(4,032)
KRW	471,643,500	USD	333,776	Goldman Sachs International	12/17/25	(3,143)
KRW	219,332,000	USD	158,967	JPMorgan Chase Bank N.A.	12/17/25	(5,210)
KRW	316,001,145	USD	223,196	Morgan Stanley & Co. International PLC	12/17/25	(1,672)
MXN	2,211,000	USD	119,601	Barclays Bank PLC	12/17/25	(1,128)
MXN	2,808,000	USD	151,937	Barclays Bank PLC	12/17/25	(1,474)
MXN	1,879,000	USD	101,249	Goldman Sachs International	12/17/25	(565)
MXN	2,834,000	USD	153,121	Morgan Stanley & Co. International PLC	12/17/25	(1,265)
MXN	2,845,000	USD	153,140	Morgan Stanley & Co. International PLC	12/17/25	(694)
MXN	3,012,000	USD	162,127	Morgan Stanley & Co. International PLC	12/17/25	(733)
MXN	2,814,000	USD	152,483	State Street Bank and Trust Co.	12/17/25	(1,698)
NOK	1,943,000	EUR	166,591	Barclays Bank PLC	12/17/25	(679)
NOK	1,515,000	EUR	129,832	Morgan Stanley & Co. International PLC	12/17/25	(456)
NZD	282,000	USD	164,400	Bank of America N.A.	12/17/25	(2,731)
NZD	293,500	USD	171,994	Barclays Bank PLC	12/17/25	(3,731)
NZD	1,695,250	USD	1,010,769	Goldman Sachs International	12/17/25	(38,887)
NZD	185,000	USD	109,106	JPMorgan Chase Bank N.A.	12/17/25	(3,046)
NZD	417,750	USD	241,634	Morgan Stanley & Co. International PLC	12/17/25	(2,139)
NZD	422,000	USD	248,280	Morgan Stanley & Co. International PLC	12/17/25	(6,348)
PHP	8,653,000	USD	151,178	Bank of America N.A.	12/17/25	(3,866)
PHP	8,841,000	USD	152,027	Citibank N.A.	12/17/25	(1,514)
PHP	8,644,000	USD	151,100	Goldman Sachs International	12/17/25	(3,941)
PHP	5,140,000	USD	89,653	Societe Generale	12/17/25	(2,148)
PHP	3,396,400	USD	59,334	State Street Bank and Trust Co.	12/17/25	(1,512)
PHP	14,677,000	USD	257,180	State Street Bank and Trust Co.	12/17/25	(7,313)
SEK	1,441,000	EUR	131,706	Citibank N.A.	12/17/25	(109)
SEK	1,983,000	EUR	182,041	Citibank N.A.	12/17/25	(1,071)
SEK	1,411,000	EUR	128,930	Goldman Sachs International	12/17/25	(67)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	1,433,000	EUR	131,408	Goldman Sachs International	12/17/25	$ (609)
SEK	1,511,000	EUR	138,091	Goldman Sachs International	12/17/25	(100)
SEK	1,410,000	EUR	128,845	Morgan Stanley & Co. International PLC	12/17/25	(75)
SGD	198,000	USD	153,137	Barclays Bank PLC	12/17/25	(519)
SGD	299,000	USD	234,754	Citibank N.A.	12/17/25	(4,286)
SGD	346,000	USD	268,005	Morgan Stanley & Co. International PLC	12/17/25	(1,309)
SGD	726,900	USD	571,170	Morgan Stanley & Co. International PLC	12/17/25	(10,878)
SGD	197,000	USD	152,682	State Street Bank and Trust Co.	12/17/25	(835)
THB	32,646,410	USD	1,036,424	UBS AG	12/17/25	(23,312)
TWD	12,833,850	USD	430,161	Bank of America N.A.	12/17/25	(12,796)
TWD	6,169,000	USD	205,503	Barclays Bank PLC	12/17/25	(4,883)
TWD	4,052,500	USD	135,101	Goldman Sachs International	12/17/25	(3,311)
TWD	6,631,000	USD	219,649	Societe Generale	12/17/25	(4,004)
TWD	1,582,000	USD	52,193	State Street Bank and Trust Co.	12/17/25	(745)
USD	42,670	AUD	65,258	Goldman Sachs International	12/17/25	(48)
USD	234,495	AUD	358,492	Morgan Stanley & Co. International PLC	12/17/25	(177)
USD	88,930	BRL	493,500	Bank of America N.A.	12/17/25	(1,862)
USD	240,072	BRL	1,340,500	Bank of America N.A.	12/17/25	(6,547)
USD	72,224	BRL	401,600	Barclays Bank PLC	12/17/25	(1,660)
USD	78,142	BRL	428,000	Barclays Bank PLC	12/17/25	(599)
USD	1,681,244	BRL	9,182,231	BNP Paribas SA	12/17/25	(8,062)
USD	1,540,951	BRL	8,524,000	UBS AG	12/17/25	(27,257)
USD	1,617,128	BRL	8,945,384	UBS AG	12/17/25	(28,604)
USD	54,049	CLP	51,643,000	Bank of America N.A.	12/17/25	(750)
USD	151,818	CLP	145,293,000	Citibank N.A.	12/17/25	(2,355)
USD	283,367	CLP	271,140,000	Citibank N.A.	12/17/25	(4,345)
USD	326,405	CLP	315,278,250	Citibank N.A.	12/17/25	(8,143)
USD	179,536	COP	715,012,000	BNP Paribas SA	12/17/25	(4,864)
USD	138,076	COP	541,811,000	Citibank N.A.	12/17/25	(1,656)
USD	87,261	COP	346,985,000	Goldman Sachs International	12/17/25	(2,226)
USD	186,500	COP	738,623,489	Morgan Stanley & Co. International PLC	12/17/25	(3,990)
USD	719,416	COP	2,849,213,000	Morgan Stanley & Co. International PLC	12/17/25	(15,391)
USD	39,315	GBP	30,000	State Street Bank and Trust Co.	12/17/25	(98)
USD	108,296	IDR	1,819,152,510	Societe Generale	12/17/25	(1,008)
USD	90,439	INR	8,065,000	Citibank N.A.	12/17/25	(197)
USD	547,971	JPY	84,107,000	UBS AG	12/17/25	(141)
USD	151,616	KRW	216,683,000	Goldman Sachs International	12/17/25	(284)
USD	151,129	MXN	2,825,000	Barclays Bank PLC	12/17/25	(245)
USD	151,043	MXN	2,847,000	Citibank N.A.	12/17/25	(1,510)
USD	344,577	NZD	604,000	JPMorgan Chase Bank N.A.	12/17/25	(1,694)
USD	636,000	PEN	2,215,697	Bank of America N.A.	12/17/25	(21,295)
USD	151,402	THB	4,941,000	Goldman Sachs International	12/17/25	(1,931)
USD	208,804	THB	6,791,000	Goldman Sachs International	12/17/25	(1,941)
USD	823,664	ZAR	14,488,000	Bank of America N.A.	12/17/25	(9,515)
USD	52,947	ZAR	928,000	Goldman Sachs International	12/17/25	(420)
USD	153,501	ZAR	2,671,000	Goldman Sachs International	12/17/25	(104)
USD	151,830	ZAR	2,654,000	Morgan Stanley & Co. International PLC	12/17/25	(797)
USD	114,964	ZAR	2,013,000	State Street Bank and Trust Co.	12/17/25	(800)
ZAR	2,620,000	USD	151,193	Morgan Stanley & Co. International PLC	12/17/25	(521)
ZAR	2,643,000	USD	152,044	Morgan Stanley & Co. International PLC	12/17/25	(50)
ARS	23,099,410	USD	14,713	Citibank N.A.	01/26/26	(305)
						(873,638)
						$ 268,934
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	BNP Paribas SA	12/22/25	USD	1.21	USD	1.22	EUR	4	$ 87

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Barrier Options Purchased (continued)
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Up-and-in	Barclays Bank PLC	11/20/25	JPY	150.00	JPY	155.00	USD	4,849	$ 1,523
EUR Currency	One Touch	BNP Paribas SA	12/11/25	USD	1.13	USD	1.13	EUR	8	662
USD Currency	One Touch	Morgan Stanley & Co. International PLC	01/27/26	CAD	1.36	CAD	1.36	USD	6	559
										2,744
										$ 2,831
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	11/06/25	USD	1.17	EUR	162	$ 6
EUR Currency	Goldman Sachs International	12/11/25	ZAR	20.00	EUR	131	1,886
EUR Currency	BNP Paribas SA	12/12/25	USD	1.17	EUR	195	645
AUD Currency	Barclays Bank PLC	12/18/25	USD	0.66	AUD	294	2,072
EUR Currency	Citibank N.A.	12/29/25	USD	1.17	EUR	77	398
							5,007
Put
USD Currency	Goldman Sachs International	11/21/25	TRY	43.00	USD	35	412
EUR Currency	BNP Paribas SA	12/02/25	USD	1.15	EUR	110	432
USD Currency	Morgan Stanley & Co. International PLC	12/29/25	BRL	5.38	USD	64	696
USD Currency	Barclays Bank PLC	01/16/26	CNH	7.00	USD	10,787	20,032
							21,572
							$ 26,579
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 0.00%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55%	USD	3,857	$ 45,189
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	468	01/16/26	USD	82.00	USD	3,781	$ (5,616)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Goldman Sachs International	11/21/25	TRY	45.00	USD	18	$ (65)
EUR Currency	Goldman Sachs International	12/11/25	ZAR	20.50	EUR	196	(1,060)
EUR Currency	BNP Paribas SA	12/12/25	USD	1.19	EUR	292	(260)
USD Currency	Bank of America N.A.	12/15/25	INR	88.40	USD	177	(1,649)
EUR Currency	Citibank N.A.	12/29/25	USD	1.19	EUR	154	(268)
USD Currency	Morgan Stanley & Co. International PLC	12/29/25	BRL	5.60	USD	64	(591)
							(3,893)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
AUD Currency	Barclays Bank PLC	12/18/25	USD	0.64	AUD	196	$ (528)
USD Currency	Barclays Bank PLC	01/16/26	CNH	6.85	USD	10,787	(4,520)
							(5,048)
							$ (8,941)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 12/17/35	3.39%	Annual	1-day SOFR, 0.00%	Annual	Citibank N.A.	12/15/25	3.39%	USD	5,740	$ (8,565)
10-Year Interest Rate Swap, 01/01/36	3.30%	Annual	1-day SOFR, 0.00%	Annual	JPMorgan Chase Bank N.A.	12/30/25	3.30	USD	2,875	(4,121)
10-Year Interest Rate Swap, 01/16/36	3.20%	Annual	1-day SOFR, 0.00%	Annual	Goldman Sachs International	01/14/26	3.20	USD	5,698	(7,372)
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 0.00%	Annual	Bank of America N.A.	04/30/26	3.25	USD	4,337	(19,789)
										(39,847)
Put
10-Year Interest Rate Swap, 01/01/36	1-day SOFR, 0.00%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	12/30/25	4.00	USD	2,875	(4,543)
10-Year Interest Rate Swap, 04/25/36	1-day SOFR, 0.00%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	04/23/26	4.00	USD	4,035	(31,432)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 0.00%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	22,933	(60,341)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 0.00%	Annual	4.05%	Annual	Goldman Sachs International	10/04/27	4.05	USD	26,178	(95,630)
										(191,946)
										$ (231,793)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B-	USD	7,710	$ 608,519	$ 589,243	$ 19,276
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	B-	USD	1,576	128,241	113,775	14,466
CDX.NA.HY.45.V1	5.00	Quarterly	12/20/30	B	USD	25,499	2,004,201	1,960,324	43,877
CDX.NA.IG.45.V1	1.00	Quarterly	12/20/30	BBB+	USD	21,686	504,644	482,075	22,569
iTraxx.EUR.44.V1	1.00	Quarterly	12/20/30	BB+	EUR	5,010	133,052	124,342	8,710
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	B	EUR	3,858	487,412	456,853	30,559
							$ 3,866,069	$ 3,726,612	$ 139,457

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items NSA	At Termination	3.28%	At Termination	07/15/27	GBP	1,348	$ 1,042	$ 11	$ 1,031
UK RPI All Items NSA	At Termination	3.30%	At Termination	07/15/27	GBP	1,374	1,766	11	1,755

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items NSA	At Termination	3.32%	At Termination	07/15/27	GBP	2,693	$ 4,321	$ 22	$ 4,299
UK RPI All Items NSA	At Termination	3.43%	At Termination	07/15/27	GBP	1,321	5,919	24	5,895
UK RPI All Items NSA	At Termination	3.26%	At Termination	08/15/27	GBP	1,839	4,331	14	4,317
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	275	1,173	(51)	1,224
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	833	2,306	10	2,296
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	266	756	3	753
2.64%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	882	(1,022)	10	(1,032)
2.65%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	588	(886)	7	(893)
2.67%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	577	(1,482)	7	(1,489)
2.68%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	441	(1,450)	5	(1,455)
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	882	(3,052)	11	(3,063)
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	441	(1,472)	5	(1,477)
2.72%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	882	(4,627)	10	(4,637)
2.75%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	668	(4,400)	8	(4,408)
3.41%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	1,348	(5,937)	21	(5,958)
3.42%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	1,375	(6,969)	22	(6,991)
3.43%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	2,693	(14,366)	43	(14,409)
3.49%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	1,321	(11,391)	(182)	(11,209)
3.37%	At Termination	UK RPI All Items NSA	At Termination	08/15/29	GBP	1,839	(7,630)	29	(7,659)
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/30	USD	1,445	6,472	17	6,455
3.39%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	588	(6,399)	9	(6,408)
3.40%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	600	(6,908)	10	(6,918)
3.41%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	1,175	(13,719)	19	(13,738)
3.46%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	576	(8,581)	(138)	(8,443)
3.35%	At Termination	UK RPI All Items NSA	At Termination	08/15/30	GBP	801	(8,510)	15	(8,525)
2.63%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/09/30	USD	3,012	(10,816)	35	(10,851)
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/08/35	USD	520	(1,134)	10	(1,144)
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/10/35	USD	660	(3,690)	14	(3,704)
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	588	11,229	17	11,212
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	600	11,307	17	11,290
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	1,175	22,003	33	21,970
UK RPI All Items NSA	At Termination	3.27%	At Termination	07/15/35	GBP	576	13,013	352	12,661
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/16/35	USD	450	(3,262)	9	(3,271)
2.61%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/01/35	USD	490	(4,139)	10	(4,149)
UK RPI All Items NSA	At Termination	3.20%	At Termination	08/15/35	GBP	801	12,853	22	12,831
3.22%	At Termination	UK RPI All Items NSA	At Termination	08/15/35	GBP	290	(5,391)	338	(5,729)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/27/35	USD	470	(2,117)	10	(2,127)
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/28/35	USD	700	(5,509)	312	(5,821)
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/03/35	USD	230	(1,865)	223	(2,088)
3.18%	At Termination	UK RPI All Items NSA	At Termination	09/15/35	GBP	250	(4,280)	628	(4,908)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/35	USD	400	$ (1,716)	$ 8	$ (1,724)
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/19/35	USD	470	(1,629)	9	(1,638)
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/22/35	USD	1,190	(6,397)	1,709	(8,106)
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/09/35	USD	240	(806)	43	(849)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/10/35	USD	240	(1,046)	5	(1,051)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.91%	At Termination	10/15/35	EUR	190	(660)	(74)	(586)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.91%	At Termination	10/15/35	EUR	400	(1,208)	194	(1,402)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.94%	At Termination	10/15/35	EUR	180	(134)	170	(304)
3.18%	At Termination	UK RPI All Items NSA	At Termination	10/15/35	GBP	170	(2,599)	441	(3,040)
3.20%	At Termination	UK RPI All Items NSA	At Termination	10/15/35	GBP	170	(3,005)	108	(3,113)
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/28/35	USD	970	(258)	20	(278)
							$ (71,971)	$ 4,635	$ (76,606)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.22%	At Termination	3.78%	At Termination	N/A	05/16/26	USD	3,650	$ (11,256)	$ 4	$ (11,260)
3.79%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	05/16/26	USD	12,634	37,601	(2,153)	39,754
1-day SOFR, 4.22%	At Termination	3.80%	At Termination	N/A	05/16/26	USD	8,984	(26,156)	9	(26,165)
3.81%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	05/16/26	USD	6,894	19,099	2,657	16,442
1-day SOFR, 4.22%	At Termination	3.90%	At Termination	N/A	05/16/26	USD	6,894	(13,130)	7	(13,137)
1.00%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26 (a)	03/12/27	JPY	641,920	(4,067)	15	(4,082)
1.02%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26 (a)	03/12/27	JPY	1,455,298	(11,179)	32	(11,211)
1.03%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26 (a)	03/12/27	JPY	1,570,899	(12,877)	35	(12,912)
0.68%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	04/21/26 (a)	04/21/27	JPY	616,006	10,087	14	10,073
0.69%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	04/21/26 (a)	04/21/27	JPY	623,208	10,125	14	10,111
0.88%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	04/21/26 (a)	04/21/27	JPY	450,000	1,555	9	1,546
0.70%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	05/11/26 (a)	05/11/27	JPY	491,918	8,182	11	8,171
Tokyo Overnight Average Rate, 0.48%	At Termination	1.01%	At Termination	09/11/26 (a)	09/11/27	JPY	371,750	(1,288)	12	(1,300)
Tokyo Overnight Average Rate, 0.48%	Annual	0.92%	Annual	12/17/25 (a)	12/17/27	JPY	3,292,000	(18,121)	106	(18,227)
Tokyo Overnight Average Rate, 0.48%	Annual	0.93%	Annual	12/17/25 (a)	12/17/27	JPY	482,000	(2,221)	16	(2,237)
Tokyo Overnight Average Rate, 0.48%	Annual	0.97%	Annual	12/17/25 (a)	12/17/27	JPY	112,000	100	4	96
6-mo. EURIBOR, 2.14%	Semi-Annual	2.13%	Annual	12/17/25 (a)	12/17/27	EUR	11,170	(2,114)	(7,308)	5,194
6-mo. EURIBOR, 2.14%	Semi-Annual	2.16%	Annual	12/17/25 (a)	12/17/27	EUR	10,780	5,264	(2,601)	7,865
6-mo. EURIBOR, 2.14%	Semi-Annual	2.17%	Annual	12/17/25 (a)	12/17/27	EUR	11,030	8,619	1,275	7,344
6-mo. EURIBOR, 2.14%	Semi-Annual	2.20%	Annual	12/17/25 (a)	12/17/27	EUR	430	607	74	533
3.09%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/27	USD	99,282	472,699	53,385	419,314

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.57%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/27	GBP	14,980	$ (26,861)	$ (35,835)	$ 8,974
3.60%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/27	GBP	4,700	(12,063)	(3,280)	(8,783)
3.62%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/27	GBP	5,590	(17,160)	(4,495)	(12,665)
3.65%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/27	GBP	29,270	(106,403)	23,468	(129,871)
3.67%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/27	GBP	4,950	(21,103)	(285)	(20,818)
3.70%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/27	GBP	4,920	(24,345)	1,006	(25,351)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.15%	Annual	12/17/25 (a)	12/17/28	EUR	4,920	(9,386)	(6,716)	(2,670)
1-day CORRA, 2.25%	Semi-Annual	2.48%	Semi-Annual	12/17/25 (a)	12/17/28	CAD	9,570	24,831	9,143	15,688
3-mo. KRW CDC, 2.55%	Quarterly	2.69%	Quarterly	12/17/25 (a)	12/17/28	KRW	675,073	172	5	167
3.09%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/28	USD	8,750	55,936	(5,675)	61,611
3.16%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/28	USD	7,320	32,322	(3,287)	35,609
3-mo. BBSW, 3.64%	Quarterly	3.59%	Quarterly	12/17/25 (a)	12/17/28	AUD	8,090	289	38,259	(37,970)
1-day SONIA, 3.97%	Annual	3.67%	Annual	12/17/25 (a)	12/17/28	GBP	4,040	23,410	(6,646)	30,056
12.94%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	7,000	3,018	12	3,006
13.01%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	3,000	124	5	119
2.28%	Annual	6-mo. EURIBOR, 2.14%	Semi-Annual	12/17/25 (a)	12/17/30	EUR	2,285	8,280	338	7,942
2.33%	Semi-Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/30	EUR	4,630	3,092	(5,984)	9,076
2.34%	Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/30	EUR	2,345	(85)	453	(538)
2.34%	Semi-Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/30	EUR	4,640	232	9,488	(9,256)
2.40%	Semi-Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/30	EUR	4,390	(12,078)	3,243	(15,321)
2.40%	Semi-Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/30	EUR	4,530	(14,291)	(15,575)	1,284
2.46%	Semi-Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/30	EUR	250	(1,551)	(1,180)	(371)
1-day SOFR, 4.22%	Annual	3.16%	Annual	12/17/25 (a)	12/17/30	USD	41,763	(429,140)	(42,525)	(386,615)
3.17%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/30	USD	8,470	82,013	8,514	73,499
3.19%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/30	USD	8,224	72,662	(3,373)	76,035
3.66%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/30	GBP	2,070	(6,876)	(13,209)	6,333
1-day SONIA, 3.97%	Annual	3.70%	Annual	12/17/25 (a)	12/17/30	GBP	1,960	10,644	3,785	6,859
1-day SONIA, 3.97%	Annual	3.73%	Annual	12/17/25 (a)	12/17/30	GBP	2,320	16,599	4,768	11,831
1-day SONIA, 3.97%	Annual	3.76%	Annual	12/17/25 (a)	12/17/30	GBP	12,342	109,497	18,451	91,046
3.77%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/30	GBP	4,070	(39,955)	3,733	(43,688)
3.78%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/30	GBP	105	(1,059)	(134)	(925)
1-day SONIA, 3.97%	Annual	3.81%	Annual	12/17/25 (a)	12/17/30	GBP	2,100	25,287	(1,066)	26,353
7.17%	Monthly	1-day TIIEFONDEO, 7.61%	Monthly	03/18/26 (a)	03/12/31	MXN	7,380	2,823	4	2,819
7.26%	Monthly	1-day TIIEFONDEO, 7.61%	Monthly	03/18/26 (a)	03/12/31	MXN	9,640	1,833	5	1,828
1-day TIIEFONDEO, 7.61%	Monthly	7.31%	Monthly	03/18/26 (a)	03/12/31	MXN	22,000	(1,766)	11	(1,777)
1-day TIIEFONDEO, 7.61%	Monthly	7.42%	Monthly	03/18/26 (a)	03/12/31	MXN	113,000	17,630	56	17,574
0.00%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/18/26 (a)	03/18/31	TWD	5,000	732	2	730
0.20%	Annual	1-day SSARON, (0.05%)	Annual	03/18/26 (a)	03/18/31	CHF	1,000	(3,431)	14	(3,445)
0.21%	Annual	1-day SSARON, (0.05%)	Annual	03/18/26 (a)	03/18/31	CHF	2,000	(7,597)	(1,546)	(6,051)
1-day THOR, 1.49%	Quarterly	1.20%	Quarterly	03/18/26 (a)	03/18/31	THB	51,125	(9,204)	17	(9,221)
1-day THOR, 1.49%	Quarterly	1.22%	Quarterly	03/18/26 (a)	03/18/31	THB	10,000	(1,530)	4	(1,534)
1-day THOR, 1.49%	Quarterly	1.23%	Quarterly	03/18/26 (a)	03/18/31	THB	135,850	(18,951)	47	(18,998)
1-day THOR, 1.49%	Quarterly	1.23%	Quarterly	03/18/26 (a)	03/18/31	THB	73,150	(10,534)	25	(10,559)
1-day THOR, 1.49%	Quarterly	1.23%	Quarterly	03/18/26 (a)	03/18/31	THB	48,875	(6,952)	16	(6,968)
1-day THOR, 1.49%	Quarterly	1.24%	Quarterly	03/18/26 (a)	03/18/31	THB	74,000	(9,490)	25	(9,515)
1-day THOR, 1.49%	Quarterly	1.25%	Quarterly	03/18/26 (a)	03/18/31	THB	127,792	(13,608)	43	(13,651)
1-day THOR, 1.49%	Quarterly	1.25%	Quarterly	03/18/26 (a)	03/18/31	THB	131,208	(13,578)	45	(13,623)
1-day THOR, 1.49%	Quarterly	1.25%	Quarterly	03/18/26 (a)	03/18/31	THB	11,480	(1,240)	4	(1,244)
1-day THOR, 1.49%	Quarterly	1.27%	Quarterly	03/18/26 (a)	03/18/31	THB	5,055	(384)	2	(386)
1-day THOR, 1.49%	Quarterly	1.27%	Quarterly	03/18/26 (a)	03/18/31	THB	17,000	(1,292)	6	(1,298)
1-day THOR, 1.49%	Quarterly	1.27%	Quarterly	03/18/26 (a)	03/18/31	THB	17,000	(1,364)	6	(1,370)
1-day THOR, 1.49%	Quarterly	1.27%	Quarterly	03/18/26 (a)	03/18/31	THB	5,055	(406)	1	(407)
1-day THOR, 1.49%	Quarterly	1.32%	Quarterly	03/18/26 (a)	03/18/31	THB	58,000	179	20	159
1-day THOR, 1.49%	Quarterly	1.33%	Quarterly	03/18/26 (a)	03/18/31	THB	27,000	164	9	155
1-day SORA, 1.35%	Semi-Annual	1.45%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	2,000	(10,422)	18	(10,440)
1-day SORA, 1.35%	Semi-Annual	1.45%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	650	(3,387)	6	(3,393)
1-day SORA, 1.35%	Semi-Annual	1.46%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	420	(2,018)	3	(2,021)
1-day SORA, 1.35%	Semi-Annual	1.48%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	20,222	(83,315)	175	(83,490)
1-day SORA, 1.35%	Semi-Annual	1.49%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	440	(1,642)	4	(1,646)
1-day SORA, 1.35%	Semi-Annual	1.55%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	1,000	(1,493)	9	(1,502)
1-day SORA, 1.35%	Semi-Annual	1.56%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	560	(774)	5	(779)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SORA, 1.35%	Semi-Annual	1.59%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	650	$ (153)	$ 6	$ (159)
1-day SORA, 1.35%	Semi-Annual	1.62%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	740	592	7	585
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.64%	Quarterly	03/18/26 (a)	03/18/31	CNY	30,000	16,845	47	16,798
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.65%	Quarterly	03/18/26 (a)	03/18/31	CNY	9,000	5,657	14	5,643
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.65%	Quarterly	03/18/26 (a)	03/18/31	CNY	4,000	2,461	7	2,454
1.66%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/18/26 (a)	03/18/31	TWD	32,000	2,478	11	2,467
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.66%	Quarterly	03/18/26 (a)	03/18/31	CNY	17,000	11,569	27	11,542
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.66%	Quarterly	03/18/26 (a)	03/18/31	CNY	11,000	7,283	17	7,266
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.66%	Quarterly	03/18/26 (a)	03/18/31	CNY	6,000	3,852	10	3,842
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.66%	Quarterly	03/18/26 (a)	03/18/31	CNY	11,000	7,357	18	7,339
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.67%	Quarterly	03/18/26 (a)	03/18/31	CNY	65,000	47,868	102	47,766
1.68%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/18/26 (a)	03/18/31	TWD	16,740	898	6	892
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.69%	Quarterly	03/18/26 (a)	03/18/31	CNY	20,000	17,666	31	17,635
1.70%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/18/26 (a)	03/18/31	TWD	6,000	127	2	125
1.71%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/18/26 (a)	03/18/31	TWD	32,541	69	12	57
1.71%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/18/26 (a)	03/18/31	TWD	27,720	190	10	180
1.79%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/18/26 (a)	03/18/31	TWD	18,000	(2,246)	7	(2,253)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.31%	Annual	03/18/26 (a)	03/18/31	EUR	270	(921)	(179)	(742)
3-mo. STIBOR, 1.94%	Quarterly	2.32%	Annual	03/18/26 (a)	03/18/31	SEK	4,000	(2,076)	176	(2,252)
3-mo. STIBOR, 1.94%	Quarterly	2.35%	Annual	03/18/26 (a)	03/18/31	SEK	3,060	(1,040)	769	(1,809)
3-mo. STIBOR, 1.94%	Quarterly	2.37%	Annual	03/18/26 (a)	03/18/31	SEK	7,000	(1,960)	994	(2,954)
3-mo. STIBOR, 1.94%	Quarterly	2.38%	Annual	03/18/26 (a)	03/18/31	SEK	53,000	(11,458)	5,576	(17,034)
3-mo. STIBOR, 1.94%	Quarterly	2.40%	Annual	03/18/26 (a)	03/18/31	SEK	38,000	(4,112)	2,855	(6,967)
3-mo. STIBOR, 1.94%	Quarterly	2.40%	Annual	03/18/26 (a)	03/18/31	SEK	2,700	(274)	519	(793)
3-mo. STIBOR, 1.94%	Quarterly	2.41%	Annual	03/18/26 (a)	03/18/31	SEK	11,000	(553)	13	(566)
3-mo. STIBOR, 1.94%	Quarterly	2.41%	Annual	03/18/26 (a)	03/18/31	SEK	5,000	(350)	6	(356)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.41%	Annual	03/18/26 (a)	03/18/31	EUR	18,000	32,918	15,852	17,066
6-mo. EURIBOR, 2.14%	Semi-Annual	2.41%	Annual	03/18/26 (a)	03/18/31	EUR	2,000	4,411	1,004	3,407
3-mo. STIBOR, 1.94%	Quarterly	2.42%	Annual	03/18/26 (a)	03/18/31	SEK	5,000	(31)	6	(37)
3-mo. STIBOR, 1.94%	Quarterly	2.42%	Annual	03/18/26 (a)	03/18/31	SEK	10,000	(150)	(814)	664
3-mo. STIBOR, 1.94%	Quarterly	2.42%	Annual	03/18/26 (a)	03/18/31	SEK	16,000	(530)	19	(549)
3-mo. STIBOR, 1.94%	Quarterly	2.43%	Annual	03/18/26 (a)	03/18/31	SEK	11,000	429	103	326
6-mo. EURIBOR, 2.14%	Semi-Annual	2.43%	Annual	03/18/26 (a)	03/18/31	EUR	190	566	136	430
3-mo. STIBOR, 1.94%	Quarterly	2.44%	Annual	03/18/26 (a)	03/18/31	SEK	26,000	2,265	31	2,234
3-mo. STIBOR, 1.94%	Quarterly	2.45%	Annual	03/18/26 (a)	03/18/31	SEK	8,000	1,188	487	701
3-mo. STIBOR, 1.94%	Quarterly	2.45%	Annual	03/18/26 (a)	03/18/31	SEK	7,000	926	1,701	(775)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.45%	Annual	03/18/26 (a)	03/18/31	EUR	1,000	4,401	13	4,388
3-mo. STIBOR, 1.94%	Quarterly	2.46%	Annual	03/18/26 (a)	03/18/31	SEK	16,000	3,200	19	3,181
6-mo. EURIBOR, 2.14%	Semi-Annual	2.46%	Annual	03/18/26 (a)	03/18/31	EUR	1,000	4,573	(290)	4,863
3-mo. STIBOR, 1.94%	Quarterly	2.47%	Annual	03/18/26 (a)	03/18/31	SEK	14,000	3,143	16	3,127
1-day CORRA, 2.25%	Semi-Annual	2.50%	Semi-Annual	03/18/26 (a)	03/18/31	CAD	550	(456)	290	(746)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.50%	Annual	03/18/26 (a)	03/18/31	EUR	1,000	6,769	13	6,756
3-mo. KRW CDC, 2.55%	Quarterly	2.51%	Quarterly	03/18/26 (a)	03/18/31	KRW	6,147,320	(62,576)	49	(62,625)
1-day CORRA, 2.25%	Semi-Annual	2.57%	Semi-Annual	03/18/26 (a)	03/18/31	CAD	370	529	131	398
2.57%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	03/18/26 (a)	03/18/31	CAD	3,000	(4,279)	2,003	(6,282)
2.57%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	03/18/26 (a)	03/18/31	CAD	2,000	(2,720)	420	(3,140)
2.57%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	03/18/26 (a)	03/18/31	CAD	1,000	(1,261)	(1,049)	(212)
2.59%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	03/18/26 (a)	03/18/31	CAD	4,000	(7,428)	(3,479)	(3,949)
3-mo. KRW CDC, 2.55%	Quarterly	2.61%	Quarterly	03/18/26 (a)	03/18/31	KRW	561,610	(3,729)	4	(3,733)
3-mo. KRW CDC, 2.55%	Quarterly	2.65%	Quarterly	03/18/26 (a)	03/18/31	KRW	278,470	(1,557)	2	(1,559)
3-mo. KRW CDC, 2.55%	Quarterly	2.65%	Quarterly	03/18/26 (a)	03/18/31	KRW	545,860	(2,925)	6	(2,931)
3-mo. KRW CDC, 2.55%	Quarterly	2.66%	Quarterly	03/18/26 (a)	03/18/31	KRW	144,000	(748)	1	(749)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.55%	Quarterly	2.66%	Quarterly	03/18/26 (a)	03/18/31	KRW	2,152,000	$ (10,761)	$ 17	$ (10,778)
3-mo. KRW CDC, 2.55%	Quarterly	2.67%	Quarterly	03/18/26 (a)	03/18/31	KRW	6,630,000	(32,588)	52	(32,640)
3-mo. KRW CDC, 2.55%	Quarterly	2.68%	Quarterly	03/18/26 (a)	03/18/31	KRW	5,568,000	(24,010)	43	(24,053)
3-mo. KRW CDC, 2.55%	Quarterly	2.69%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,167,000	(4,764)	10	(4,774)
2.72%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	3,880	4,528	5	4,523
3-mo. KRW CDC, 2.55%	Quarterly	2.79%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,868,000	(1,320)	14	(1,334)
2.82%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	5,000	2,862	7	2,855
2.82%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	7,000	3,817	10	3,807
2.83%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	4,420	2,278	7	2,271
2.83%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	7,000	3,607	10	3,597
2.83%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	882	468	1	467
3-mo. KRW CDC, 2.55%	Quarterly	2.83%	Quarterly	03/18/26 (a)	03/18/31	KRW	1,269,000	684	10	674
2.84%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	16,000	7,360	22	7,338
2.84%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	2,078	971	3	968
2.84%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	1,040	464	1	463
2.86%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	32,000	11,203	46	11,157
2.86%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	14,000	4,250	20	4,230
2.87%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	7,000	1,904	10	1,894
2.89%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	10,000	1,308	14	1,294
2.90%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	8,000	561	11	550
2.91%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	14,000	183	20	163
2.93%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	2,144	(215)	3	(218)
2.95%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	1,880	(358)	3	(361)
2.96%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	6,000	(1,702)	8	(1,710)
2.96%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	6,000	(1,684)	8	(1,692)
2.97%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	2,856	(973)	4	(977)
2.98%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	7,000	(2,595)	10	(2,605)
3.00%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	03/18/26 (a)	03/18/31	HKD	2,120	(1,041)	3	(1,044)
3-mo. BBR, 3.08%	Quarterly	3.03%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	440	(1,675)	3	(1,678)
3-mo. BBR, 3.08%	Quarterly	3.03%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	440	(1,652)	3	(1,655)
3-mo. BBR, 3.08%	Quarterly	3.03%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	245	(926)	2	(928)
3-mo. BBR, 3.08%	Quarterly	3.04%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	245	(841)	2	(843)
3-mo. BBR, 3.08%	Quarterly	3.10%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	790	(1,548)	5	(1,553)
3-mo. BBR, 3.08%	Quarterly	3.11%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	790	(1,229)	6	(1,235)
3.15%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	3,620	37,094	1,105	35,989
3-mo. BBR, 3.08%	Quarterly	3.15%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	830	(546)	6	(552)
3.16%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	4,000	39,538	(603)	40,141
3.16%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	570	5,638	1,106	4,532
3-mo. BBR, 3.08%	Quarterly	3.25%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	730	1,497	4	1,493
3.27%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	4,000	20,151	2,589	17,562
3.27%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	300	1,440	(547)	1,987
3.27%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	450	2,269	(432)	2,701
3.34%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	3,000	4,514	6,076	(1,562)
3.36%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	420	324	4	320
3.39%	Annual	1-day SOFR, 4.22%	Annual	03/18/26 (a)	03/18/31	USD	290	(105)	3	(108)
3-mo. BBR, 3.08%	Quarterly	3.44%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	320	2,283	2	2,281
3.58%	Annual	1-day SHIR, 4.50%	Annual	03/18/26 (a)	03/18/31	ILS	2,000	(612)	6	(618)
3.63%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	400	(353)	6	(359)
3.67%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	380	(1,234)	8	(1,242)
3.68%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	460	(1,898)	37	(1,935)
3.75%	Annual	1-day SHIR, 4.50%	Annual	03/18/26 (a)	03/18/31	ILS	15,000	(40,173)	51	(40,224)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.76%	Annual	03/18/26 (a)	03/18/31	CZK	13,000	(5,123)	7	(5,130)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.77%	Annual	03/18/26 (a)	03/18/31	CZK	22,000	(7,887)	11	(7,898)
3.78%	Annual	1-day SHIR, 4.50%	Annual	03/18/26 (a)	03/18/31	ILS	3,000	(9,098)	10	(9,108)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.78%	Annual	03/18/26 (a)	03/18/31	CZK	6,790	(2,383)	3	(2,386)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.79%	Annual	03/18/26 (a)	03/18/31	CZK	6,000	(1,989)	3	(1,992)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.80%	Annual	03/18/26 (a)	03/18/31	CZK	16,000	(4,925)	9	(4,934)
6-mo. NIBOR, 4.35%	Semi-Annual	3.81%	Annual	03/18/26 (a)	03/18/31	NOK	14,790	(7,319)	2,945	(10,264)
6-mo. BBSW, 3.88%	Semi-Annual	3.82%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,990	(10,571)	15	(10,586)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.82%	Annual	03/18/26 (a)	03/18/31	CZK	39,000	(9,635)	21	(9,656)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.83%	Annual	03/18/26 (a)	03/18/31	CZK	10,200	(2,315)	(156)	(2,159)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.86%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	1,310	$ (18,607)	$ (6,801)	$ (11,806)
3.87%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	24,000	(360,214)	(50,827)	(309,387)
3.87%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	1,000	(15,067)	(141)	(14,926)
3.88%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	3,000	(46,639)	45	(46,684)
3.88%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	2,000	(30,801)	30	(30,831)
3.89%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	1,000	(16,043)	15	(16,058)
6-mo. NIBOR, 4.35%	Semi-Annual	3.90%	Annual	03/18/26 (a)	03/18/31	NOK	4,080	(569)	(306)	(263)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.91%	Annual	03/18/26 (a)	03/18/31	CZK	7,000	(375)	3	(378)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.92%	Annual	03/18/26 (a)	03/18/31	CZK	5,710	(293)	3	(296)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.92%	Annual	03/18/26 (a)	03/18/31	CZK	7,000	(322)	4	(326)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.94%	Annual	03/18/26 (a)	03/18/31	CZK	11,000	28	6	22
3.96%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,292	1,551	10	1,541
3.96%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,612	1,699	12	1,687
3.96%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,000	1,303	7	1,296
6-mo. NIBOR, 4.35%	Semi-Annual	3.97%	Annual	03/18/26 (a)	03/18/31	NOK	3,350	635	(754)	1,389
3.98%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	2,000	1,201	15	1,186
6-mo. WIBOR, 4.30%	Semi-Annual	3.98%	Annual	03/18/26 (a)	03/18/31	PLN	500	(144)	1	(145)
6-mo. WIBOR, 4.30%	Semi-Annual	3.98%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	(563)	6	(569)
3.99%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	1,875	413	14	399
6-mo. WIBOR, 4.30%	Semi-Annual	3.99%	Annual	03/18/26 (a)	03/18/31	PLN	5,000	(845)	15	(860)
4.00%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	3,125	48	23	25
4.00%	Semi-Annual	6-mo. WIBOR, 4.30%	Annual	03/18/26 (a)	03/18/31	PLN	1,180	102	4	98
6-mo. WIBOR, 4.30%	Semi-Annual	4.00%	Annual	03/18/26 (a)	03/18/31	PLN	4,000	(487)	12	(499)
6-mo. WIBOR, 4.30%	Semi-Annual	4.02%	Annual	03/18/26 (a)	03/18/31	PLN	5,000	575	15	560
6-mo. WIBOR, 4.30%	Semi-Annual	4.02%	Annual	03/18/26 (a)	03/18/31	PLN	7,000	1,054	22	1,032
6-mo. WIBOR, 4.30%	Semi-Annual	4.02%	Annual	03/18/26 (a)	03/18/31	PLN	6,000	1,152	19	1,133
6-mo. WIBOR, 4.30%	Semi-Annual	4.03%	Annual	03/18/26 (a)	03/18/31	PLN	4,000	1,075	12	1,063
6-mo. WIBOR, 4.30%	Semi-Annual	4.06%	Annual	03/18/26 (a)	03/18/31	PLN	3,000	2,067	9	2,058
6-mo. WIBOR, 4.30%	Semi-Annual	4.06%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	1,200	6	1,194
4.06%	Semi-Annual	6-mo. WIBOR, 4.30%	Annual	03/18/26 (a)	03/18/31	PLN	6,860	(4,605)	21	(4,626)
4.08%	Semi-Annual	6-mo. WIBOR, 4.30%	Annual	03/18/26 (a)	03/18/31	PLN	1,700	(1,523)	6	(1,529)
6-mo. WIBOR, 4.30%	Semi-Annual	4.08%	Annual	03/18/26 (a)	03/18/31	PLN	3,000	2,759	9	2,750
6-mo. WIBOR, 4.30%	Semi-Annual	4.10%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	2,123	6	2,117
6-mo. WIBOR, 4.30%	Semi-Annual	4.12%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	2,597	6	2,591
6-mo. WIBOR, 4.30%	Semi-Annual	4.13%	Annual	03/18/26 (a)	03/18/31	PLN	24,000	34,854	74	34,780
6-mo. WIBOR, 4.30%	Semi-Annual	4.13%	Annual	03/18/26 (a)	03/18/31	PLN	3,000	4,286	9	4,277
6-mo. WIBOR, 4.30%	Semi-Annual	4.14%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	3,188	6	3,182
6-mo. WIBOR, 4.30%	Semi-Annual	4.16%	Annual	03/18/26 (a)	03/18/31	PLN	3,000	5,422	9	5,413
6-mo. WIBOR, 4.30%	Semi-Annual	4.16%	Annual	03/18/26 (a)	03/18/31	PLN	2,000	3,543	6	3,537
6-mo. WIBOR, 4.30%	Semi-Annual	4.18%	Annual	03/18/26 (a)	03/18/31	PLN	3,000	6,292	10	6,282
1-day MIBOR, 5.69%	Semi-Annual	5.62%	Semi-Annual	03/18/26 (a)	03/18/31	INR	673,000	(25,319)	85	(25,404)
1-day MIBOR, 5.69%	Semi-Annual	5.68%	Semi-Annual	03/18/26 (a)	03/18/31	INR	257,000	(3,102)	33	(3,135)
1-day MIBOR, 5.69%	Semi-Annual	5.68%	Semi-Annual	03/18/26 (a)	03/18/31	INR	20,000	(200)	3	(203)
1-day MIBOR, 5.69%	Semi-Annual	5.69%	Semi-Annual	03/18/26 (a)	03/18/31	INR	161,000	(926)	21	(947)
1-day MIBOR, 5.69%	Semi-Annual	5.74%	Semi-Annual	03/18/26 (a)	03/18/31	INR	846,500	15,727	108	15,619
1-day MIBOR, 5.69%	Semi-Annual	5.74%	Semi-Annual	03/18/26 (a)	03/18/31	INR	54,000	1,046	7	1,039
1-day MIBOR, 5.69%	Semi-Annual	5.76%	Semi-Annual	03/18/26 (a)	03/18/31	INR	26,000	751	4	747
1-day MIBOR, 5.69%	Semi-Annual	5.76%	Semi-Annual	03/18/26 (a)	03/18/31	INR	26,000	673	3	670
6.90%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	46,000	8,384	30	8,354
6.90%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	6,000	1,051	4	1,047
6.91%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	56,000	9,270	36	9,234
3-mo. JIBAR, 6.97%	Quarterly	6.94%	Quarterly	03/18/26 (a)	03/18/31	ZAR	7,500	(596)	5	(601)
6.98%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	13,000	39	8	31
3-mo. JIBAR, 6.97%	Quarterly	7.10%	Quarterly	03/18/26 (a)	03/18/31	ZAR	8,990	2,616	6	2,610
7.10%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	16,000	(4,886)	10	(4,896)
7.12%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	75,400	(25,276)	49	(25,325)
7.13%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	69,600	(25,578)	44	(25,622)
7.13%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	14,000	(5,111)	9	(5,120)
3-mo. JIBAR, 6.97%	Quarterly	7.14%	Quarterly	03/18/26 (a)	03/18/31	ZAR	7,050	2,734	4	2,730
7.14%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	21,000	(8,420)	14	(8,434)
7.17%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	34,000	(15,746)	21	(15,767)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.23%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	03/18/26 (a)	03/18/31	ZAR	63,140	$ (38,522)	$ 40	$ (38,562)
1.29%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	08/13/35	JPY	41,581	4,065	5	4,060
1.30%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	08/13/35	JPY	74,508	6,978	9	6,969
1.30%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	08/13/35	JPY	74,957	7,054	9	7,045
1.43%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	12/17/25 (a)	12/17/35	JPY	696,000	35,947	86	35,861
1.44%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	12/17/25 (a)	12/17/35	JPY	107,000	4,815	13	4,802
1.52%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	12/17/25 (a)	12/17/35	JPY	27,000	8	3	5
6-mo. EURIBOR, 2.14%	Semi-Annual	2.59%	Annual	12/17/25 (a)	12/17/35	EUR	2,340	(15,322)	555	(15,877)
6-mo. EURIBOR, 2.14%	Annual	2.59%	Semi-Annual	12/17/25 (a)	12/17/35	EUR	1,215	(7,956)	(794)	(7,162)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.60%	Annual	12/17/25 (a)	12/17/35	EUR	1,257	(6,591)	(772)	(5,819)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.63%	Annual	12/17/25 (a)	12/17/35	EUR	6,200	(12,634)	(14,722)	2,088
6-mo. EURIBOR, 2.14%	Semi-Annual	2.64%	Annual	12/17/25 (a)	12/17/35	EUR	1,260	(931)	635	(1,566)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.65%	Annual	12/17/25 (a)	12/17/35	EUR	2,480	(476)	8,103	(8,579)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.70%	Annual	12/17/25 (a)	12/17/35	EUR	70	336	(98)	434
1-day SOFR, 4.22%	Annual	3.50%	Annual	12/17/25 (a)	12/17/35	USD	4,310	(61,350)	(839)	(60,511)
1-day SOFR, 4.22%	Annual	3.51%	Annual	12/17/25 (a)	12/17/35	USD	8,344	(113,185)	(16,203)	(96,982)
1-day SOFR, 4.22%	Annual	3.52%	Annual	12/17/25 (a)	12/17/35	USD	1,565	(19,917)	(3,561)	(16,356)
1-day SOFR, 4.22%	Annual	3.54%	Annual	12/17/25 (a)	12/17/35	USD	4,840	(53,366)	2,929	(56,295)
1-day SOFR, 4.22%	Annual	3.59%	Annual	12/17/25 (a)	12/17/35	USD	50	(365)	(111)	(254)
1-day SOFR, 4.22%	Annual	3.59%	Annual	12/17/25 (a)	12/17/35	USD	2,920	(21,324)	17,899	(39,223)
1-day SOFR, 4.22%	Annual	3.63%	Annual	12/17/25 (a)	12/17/35	USD	1,520	(5,638)	(5,050)	(588)
1-day SOFR, 4.22%	Annual	3.66%	Annual	12/17/25 (a)	12/17/35	USD	830	(1,077)	1,067	(2,144)
1-day SONIA, 3.97%	Annual	4.00%	Annual	12/17/25 (a)	12/17/35	GBP	8,190	65,385	85,708	(20,323)
1-day SONIA, 3.97%	Annual	4.03%	Annual	12/17/25 (a)	12/17/35	GBP	2,030	22,686	6,269	16,417
1-day SONIA, 3.97%	Annual	4.06%	Annual	12/17/25 (a)	12/17/35	GBP	1,220	17,778	3,529	14,249
1-day SONIA, 3.97%	Annual	4.11%	Annual	12/17/25 (a)	12/17/35	GBP	2,250	44,895	(1,578)	46,473
1-day SONIA, 3.97%	Annual	4.12%	Annual	12/17/25 (a)	12/17/35	GBP	19,485	402,699	(684)	403,383
1-day SONIA, 3.97%	Annual	4.13%	Annual	12/17/25 (a)	12/17/35	GBP	1,190	26,289	(10,558)	36,847
1-day SONIA, 3.97%	Annual	4.14%	Annual	12/17/25 (a)	12/17/35	GBP	2,873	65,161	26,720	38,441
1-day SONIA, 3.97%	Annual	4.22%	Annual	12/17/25 (a)	12/17/35	GBP	910	28,355	13,409	14,946
Tokyo Overnight Average Rate, 0.48%	Annual	2.03%	Annual	N/A	08/12/45	JPY	26,126	(2,694)	5	(2,699)
Tokyo Overnight Average Rate, 0.48%	Annual	2.04%	Annual	N/A	08/12/45	JPY	41,743	(4,020)	7	(4,027)
Tokyo Overnight Average Rate, 0.48%	Annual	2.04%	Annual	N/A	08/12/45	JPY	41,981	(4,054)	8	(4,062)
2.81%	Annual	6-mo. EURIBOR, 2.14%	Semi-Annual	12/17/25 (a)	12/17/55	EUR	960	19,235	2,904	16,331
2.83%	Semi-Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/55	EUR	550	8,620	1,733	6,887
2.88%	Semi-Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/55	EUR	2,723	11,608	12,268	(660)
2.91%	Semi-Annual	6-mo. EURIBOR, 2.14%	Annual	12/17/25 (a)	12/17/55	EUR	40	(136)	34	(170)
3.83%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/55	USD	720	15,287	3,017	12,270
3.86%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/55	USD	3,921	61,110	25,318	35,792
3.89%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/55	USD	75	679	392	287
3.89%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/55	USD	1,370	14,446	(11,670)	26,116
3.92%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/55	USD	740	3,699	6,034	(2,335)
3.93%	Annual	1-day SOFR, 4.22%	Annual	12/17/25 (a)	12/17/55	USD	370	1,017	(73)	1,090
4.49%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/55	GBP	1,780	(38,610)	(45,108)	6,498
4.51%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/55	GBP	940	(25,434)	(4,972)	(20,462)
4.55%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/55	GBP	490	(16,735)	(1,981)	(14,754)
4.62%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/55	GBP	1,520	(77,452)	(27,587)	(49,865)
4.63%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/55	GBP	8,517	(448,136)	(19,820)	(428,316)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.65%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/55	GBP	750	$ (42,856)	$ 7,731	$ (50,587)
4.70%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/55	GBP	745	(50,715)	(21,025)	(29,690)
								$ (613,734)	$ 41,856	$ (655,590)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	1.00%	Quarterly	Bank of America N.A.	12/20/29	USD	176	$ (5,404)	$ (4,138)	$ (1,266)
American Express, Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	90	(2,791)	(2,160)	(631)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	87	(2,454)	(1,980)	(474)
							$ (10,649)	$ (8,278)	$ (2,371)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.42 10-20%	5.00%	Quarterly	BNP Paribas SA	12/20/29	B	EUR	77	$ 5,754	$ 6,245	$ (491)
iTraxx.XO.44 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/30	B	EUR	77	11,709	12,428	(719)
								$ 17,463	$ 18,673	$ (1,210)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
14.45%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	13,000	$ (112,470)	$ —	$ (112,470)
14.48%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	8,000	(67,258)	—	(67,258)
14.63%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	8,000	(79,483)	—	(79,483)
14.66%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	10,000	(102,445)	—	(102,445)
14.69%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(93,631)	—	(93,631)
14.87%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/29	BRL	2,000	(23,449)	—	(23,449)
14.96%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	(51,040)	—	(51,040)
15.00%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(117,118)	—	(117,118)
15.05%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,000	(79,358)	—	(79,358)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
15.12%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Citibank N.A.	N/A	01/02/29	BRL	4,000	$ (55,490)	$ —	$ (55,490)
15.25%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	(90,906)	—	(90,906)
									$ (872,648)	$ —	$ (872,648)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.50%, 4.22%	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	USD	4,281	$ 3,916	$ —	$ 3,916
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.50%, 4.22%	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	USD	4,464	28,349	—	28,349
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.30%, 4.22%	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	USD	1,374	1,520	—	1,520
Markit iBoxx $ Liquid High Yield Index	At Termination	1-day SOFR , 4.22%	At Termination	BNP Paribas SA	N/A	12/20/25	USD	280	125	2,888	(2,763)
									$ 33,910	$ 2,888	$ 31,022
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 4,190,005	$ (416,902)	$ 2,437,015	$ (3,029,754)	$ —
OTC Swaps	21,561	(8,278)	33,785	(878,992)	—
Options Written	N/A	(323,385)	84,377	(7,342)	(246,350)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,500,901	$ —	$ 1,500,901
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,142,572	—	—	1,142,572
Options purchased Investments at value — unaffiliated(b)	—	—	—	29,410	45,189	—	74,599
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	$ —	$ 139,457	$ —	$ —	$ 2,199,569	$ 97,989	$ 2,437,015
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	18,673	33,785	—	2,888	—	55,346
	$ —	$ 158,130	$ 33,785	$ 1,171,982	$ 3,748,547	$ 97,989	$ 5,210,433
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 13,007	$ —	$ 1,232,235	$ —	$ 1,245,242
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	873,638	—	—	873,638
Options written Options written at value	—	—	5,616	8,941	231,793	—	246,350
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	2,855,159	174,595	3,029,754
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	11,859	—	—	875,411	—	887,270
	$ —	$ 11,859	$ 18,623	$ 882,579	$ 5,194,598	$ 174,595	$ 6,282,254

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (454,455)	$ —	$ (1,876,536)	$ (186,277)	$ (2,517,268)
Forward foreign currency exchange contracts	—	—	—	(500,541)	—	—	(500,541)
Options purchased(a)	—	(87,460)	28,936	(102,745)	(881,055)	—	(1,042,324)
Options written	—	2,802	14,414	119,693	225,796	—	362,705
Swaps	—	558,127	(81,788)	—	1,791,420	(83,887)	2,183,872
	$ —	$ 473,469	$ (492,893)	$ (483,593)	$ (740,375)	$ (270,164)	$ (1,513,556)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (13,007)	$ —	$ 3,163,928	$ —	$ 3,150,921
Forward foreign currency exchange contracts	—	—	—	(58,253)	—	—	(58,253)
Options purchased(b)	—	1,054	—	(54,997)	7,043	—	(46,900)
Options written	—	(608)	3,640	29,845	109,287	—	142,164
Swaps	—	131,252	50,317	—	(1,469,454)	(43,429)	(1,331,314)
	$ —	$ 131,698	$ 40,950	$ (83,405)	$ 1,810,804	$ (43,429)	$ 1,856,618

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$389,846,052
Average notional value of contracts — short	146,622,629
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	67,913,935
Average amounts sold — in USD	55,700,952
Options:
Average value of option contracts purchased	124,791
Average value of option contracts written	46,084

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Average notional value of swaption contracts purchased	$91,643,297
Average notional value of swaption contracts written	112,046,763
Credit default swaps:
Average notional value — buy protection	23,786,998
Average notional value — sell protection	61,853,067
Interest rate swaps:
Average notional value — pays fixed rate	437,695,721
Average notional value — receives fixed rate	713,086,229
Inflation swaps:
Average notional value — pays fixed rate	27,528,298
Average notional value — receives fixed rate	7,730,050
Total return swaps:
Average notional value	4,518,322
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 137,967
Forward foreign currency exchange contracts	1,142,572	873,638
Options	74,599 (a)	246,350
Swaps — centrally cleared	117,551	—
Swaps — OTC(b)	55,346	887,270
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,390,068	2,145,225
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(117,551)	(143,583)
Total derivative assets and liabilities subject to an MNA	$ 1,272,517	$ 2,001,642

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 69,867	$ (69,867)	$ —	$ —	$ —
Barclays Bank PLC	229,282	(229,282)	—	—	—
BNP Paribas SA	39,494	(36,162)	—	—	3,332
Citibank N.A.	40,276	(40,276)	—	—	—
Goldman Sachs International	87,106	(87,106)	—	—	—
JPMorgan Chase Bank N.A.	225,318	(82,251)	—	—	143,067
Morgan Stanley & Co. International PLC	445,349	(180,475)	—	—	264,874
Royal Bank of Canada	1,021	(1,021)	—	—	—
Societe Generale	26,374	(12,927)	—	—	13,447
State Street Bank and Trust Co.	27,586	(27,586)	—	—	—
Toronto-Dominion Bank	5,395	(5,395)	—	—	—
UBS AG	75,449	(75,449)	—	—	—
	$ 1,272,517	$ (847,797)	$ —	$ —	$ 424,720
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 594,224	$ (69,867)	$ —	$ (460,000)	$ 64,357
Barclays Bank PLC	404,837	(229,282)	—	(175,555)	—
BNP Paribas SA	36,162	(36,162)	—	—	—
Citibank N.A.	191,334	(40,276)	—	—	151,058
Goldman Sachs International	249,792	(87,106)	—	—	162,686
JPMorgan Chase Bank N.A.	82,251	(82,251)	—	—	—
Morgan Stanley & Co. International PLC	180,475	(180,475)	—	—	—
Royal Bank of Canada	36,613	(1,021)	—	—	35,592
Societe Generale	12,927	(12,927)	—	—	—
State Street Bank and Trust Co.	48,140	(27,586)	—	—	20,554
Toronto-Dominion Bank	76,715	(5,395)	—	—	71,320
UBS AG	88,172	(75,449)	—	—	12,723
	$ 2,001,642	$ (847,797)	$ —	$ (635,555)	$ 518,290

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 79,481,722	$ —	$ 79,481,722
Common Stocks	1,106,028	—	—	1,106,028
Corporate Bonds
Argentina	—	102,786	—	102,786
Australia	—	3,574,575	—	3,574,575
Austria	—	134,509	—	134,509
Belgium	—	709,131	—	709,131
Bermuda	—	999,286	—	999,286
Brazil	—	1,126,773	—	1,126,773
Canada	—	6,430,172	141,866	6,572,038
Chile	—	675,520	—	675,520
China	—	411,685	—	411,685
Colombia	—	366,894	—	366,894
Congo	—	138,060	—	138,060
Finland	—	385,322	—	385,322
France	—	1,732,962	—	1,732,962
Germany	114,076	1,927,366	—	2,041,442
Greece	—	181,923	—	181,923
Guatemala	—	227,344	—	227,344
Hong Kong	—	444,026	—	444,026
Hungary	—	218,360	—	218,360
India	—	2,709,054	546,338	3,255,392
Indonesia	—	986,635	—	986,635
Ireland	—	1,405,336	—	1,405,336
Israel	—	322,015	—	322,015
Italy	—	656,406	222,650	879,056

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Japan	$ —	$ 3,211,893	$ —	$ 3,211,893
Jersey	—	228,332	—	228,332
Kazakhstan	—	640,383	—	640,383
Luxembourg	—	976,746	—	976,746
Macau	—	863,842	—	863,842
Mexico	—	1,740,015	—	1,740,015
Morocco	—	241,621	—	241,621
Netherlands	—	2,079,698	—	2,079,698
Nigeria	—	237,006	—	237,006
Norway	—	264,135	—	264,135
Poland	—	217,867	—	217,867
Saudi Arabia	—	220,789	—	220,789
Singapore	—	205,860	—	205,860
South Africa	—	475,000	—	475,000
Spain	—	1,560,011	—	1,560,011
Supranational	—	1,193,419	—	1,193,419
Sweden	—	236,453	—	236,453
Switzerland	—	299,331	—	299,331
Tanzania, United Republic Of	—	155,625	—	155,625
Turkey	—	537,827	—	537,827
United Arab Emirates	—	218,500	—	218,500
United Kingdom	—	12,545,575	—	12,545,575
United States	—	347,977,544	542,599	348,520,143
Uzbekistan	—	217,350	—	217,350
Vietnam	—	334,700	—	334,700
Zambia	—	396,781	—	396,781
Floating Rate Loan Interests	—	967,304	129,386	1,096,690
Foreign Agency Obligations	—	16,864,071	—	16,864,071
Municipal Bonds	—	4,206,852	—	4,206,852
Non-Agency Mortgage-Backed Securities	—	150,696,345	—	150,696,345
Preferred Securities
Capital Trusts	—	894,699	—	894,699
Preferred Stocks	48,540	—	—	48,540
U.S. Government Sponsored Agency Securities	—	562,800,877	—	562,800,877
U.S. Treasury Obligations	—	192,807,828	—	192,807,828
Short-Term Securities
Foreign Agency Obligations	—	127,971	—	127,971
Money Market Funds	213,418,990	—	—	213,418,990
U.S. Treasury Obligations	—	189,144	—	189,144
Options Purchased
Foreign Currency Exchange Contracts	—	29,410	—	29,410
Interest Rate Contracts	—	45,189	—	45,189
Unfunded Floating Rate Loan Interests(a)	—	—	163	163
Liabilities
Investments
TBA Sale Commitments	—	(207,636,879)	—	(207,636,879)
	$ 214,687,634	$ 1,204,616,976	$ 1,583,002	$ 1,420,887,612
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 139,457	$ —	$ 139,457
Equity Contracts	—	33,785	—	33,785
Foreign Currency Exchange Contracts	—	1,142,572	—	1,142,572
Interest Rate Contracts	1,500,901	2,199,569	—	3,700,470
Other Contracts	—	97,989	—	97,989
Liabilities
Credit Contracts	—	(3,581)	—	(3,581)
Equity Contracts	(18,623)	—	—	(18,623)
Foreign Currency Exchange Contracts	—	(882,579)	—	(882,579)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Interest Rate Contracts	$ (1,232,235)	$ (3,962,363)	$ —	$ (5,194,598)
Other Contracts	—	(174,595)	—	(174,595)
	$ 250,043	$ (1,409,746)	$ —	$ (1,159,703)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025

BlackRock Diversified Fixed Income Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,415,105,338
Investments, at value — affiliated(c)	213,418,990
Cash	16,649
Cash pledged:
Collateral — exchange-traded options written	1,286,000
Collateral — OTC derivatives	910,000
Futures contracts	8,838,000
Centrally cleared swaps	9,522,645
Foreign currency, at value(d)	4,161,600
Receivables:
Investments sold	57,949,014
Options written	27,857
Securities lending income — affiliated	6,290
Swaps	21,746
TBA sale commitments	208,082,706
Capital shares sold	5,469,786
Dividends — affiliated	641,745
Interest — unaffiliated	8,620,541
Due from broker	260,000
Principal paydowns	544
Variation margin on centrally cleared swaps	117,551
Swap premiums paid	21,561
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,142,572
OTC swaps	33,785
Unfunded floating rate loan interests	163
Prepaid expenses	7,285
Total assets	1,935,662,368
LIABILITIES
Cash received as collateral for TBA commitments	1,274,000
Collateral on securities loaned	21,243,902
Options written, at value(e)	246,350
TBA sale commitments, at value(f)	207,636,879
Payables:
Investments purchased	427,492,677
Swaps	21,771
Administration fees	60,210
Capital shares redeemed	2,657,967
Deferred foreign capital gain tax	1,959
Income dividend distributions	343,556
Investment advisory fees	146,878
Trustees’ and Officer’s fees	2,529
Options written	72,851
Professional fees	42,037
Variation margin on futures contracts	137,967
Swap premiums received	8,278
Statement of Assets and Liabilities

Statement of Assets and Liabilities  (continued)
October 31, 2025
BlackRock Diversified Fixed Income Fund
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 873,638
OTC swaps	878,992
Total liabilities	663,142,441
Commitments and contingent liabilities
NET ASSETS	$ 1,272,519,927
NET ASSETS CONSIST OF
Paid-in capital	$ 1,246,557,328
Accumulated earnings	25,962,599
NET ASSETS	$ 1,272,519,927
(a) Investments, at cost—unaffiliated	$1,395,242,596
(b) Securities loaned, at value	$20,204,035
(c) Investments, at cost—affiliated	$213,416,809
(d) Foreign currency, at cost	$4,180,823
(e) Premiums received	$323,385
(f) Proceeds from TBA sale commitments	$208,082,706

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
October 31, 2025

BlackRock Diversified Fixed Income Fund
NET ASSET VALUE
Institutional
Net assets	$ 703,820,255
Shares outstanding	69,053,931
Net asset value	$ 10.19
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 568,699,672
Shares outstanding	59,428,175
Net asset value	$ 9.57
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations
Year Ended October 31, 2025

BlackRock Diversified Fixed Income Fund
INVESTMENT INCOME
Dividends — unaffiliated	$27,559
Dividends — affiliated	7,691,643
Interest — unaffiliated	52,577,720
Securities lending income — affiliated — net	60,215
Payment-in-kind interest — unaffiliated	74,554
Foreign taxes withheld	(4,869)
Total investment income	60,426,822
EXPENSES
Investment advisory	2,862,183
Administration — class specific	1,835,549
Professional	47,175
Trustees and Officer	16,535
Miscellaneous	4,135
Total expenses excluding interest expense	4,765,577
Interest expense — unaffiliated	837
Total expenses	4,766,414
Less:
Administration fees waived by the Administrator — class specific	(1,151,305)
Fees waived and/or reimbursed by the Manager	(1,286,648)
Fees waived and/or reimbursed by the Administrator/Manager	(63,710)
Total expenses after fees waived and/or reimbursed	2,264,751
Net investment income	58,162,071
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	4,613,878
Investments — affiliated	(6,226)
Forward foreign currency exchange contracts	(500,541)
Foreign currency transactions	177,522
Futures contracts	(2,517,268)
Options written	362,705
Swaps	2,183,872
4,313,942
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	13,461,906
Investments — affiliated	(606)
Forward foreign currency exchange contracts	(58,253)
Foreign currency translations	20,668
Futures contracts	3,150,921
Options written	142,164
Short sales — unaffiliated	(3,025)
Swaps	(1,331,314)
Unfunded floating rate loan interests	163
15,382,624
Net realized and unrealized gain	19,696,566
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,858,637
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(583)
(b) Net of increase in deferred foreign capital gain tax of	$(1,916)
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Diversified Fixed Income Fund
	Year Ended 10/31/25	Year Ended 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$58,162,071	$41,969,362
Net realized gain	4,313,942	18,136,482
Net change in unrealized appreciation (depreciation)	15,382,624	20,181,110
Net increase in net assets resulting from operations	77,858,637	80,286,954
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(41,221,408)	(27,369,799)
Class K	(27,049,234)	(14,126,941)
Decrease in net assets resulting from distributions to shareholders	(68,270,642)	(41,496,740)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	302,556,890	295,893,560
NET ASSETS
Total increase in net assets	312,144,885	334,683,774
Beginning of period	960,375,042	625,691,268
End of period	$1,272,519,927	$960,375,042

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Period from 09/19/23(a) to 10/31/23

Net asset value, beginning of period	$10.17	$9.65	$10.00
Net investment income(b)	0.50	0.53	0.06
Net realized and unrealized gain (loss)	0.13	0.51	(0.36)
Net increase (decrease) from investment operations	0.63	1.04	(0.30)
Distributions(c)
From net investment income	(0.50)	(0.50)	(0.05)
From net realized gain	(0.11)	(0.02)	—
Total distributions	(0.61)	(0.52)	(0.05)
Net asset value, end of period	$10.19	$10.17	$9.65
Total Return(d)
Based on net asset value	6.39%	10.92%	(2.96)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.45%	0.46%	0.45%(g)
Total expenses after fees waived and/or reimbursed	0.24%	0.24%	0.24%(g)
Net investment income	5.02%	5.19%	5.00%(g)
Supplemental Data
Net assets, end of period (000)	$703,820	$670,181	$413,831
Portfolio turnover rate(h)	567%	506%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 10/31/25	Year Ended 10/31/24	Period from 09/19/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	352%	319%	205%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

Net asset value, beginning of period	$9.56	$9.06	$10.00
Net investment income(b)	0.48	0.51	0.35
Net realized and unrealized gain (loss)	0.12	0.49	(0.96)
Net increase (decrease) from investment operations	0.60	1.00	(0.61)
Distributions(c)
From net investment income	(0.48)	(0.48)	(0.33)
From net realized gain	(0.11)	(0.02)	—
Total distributions	(0.59)	(0.50)	(0.33)
Net asset value, end of period	$9.57	$9.56	$9.06
Total Return(d)
Based on net asset value	6.47%	11.17%	(6.21)%(e)(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%	0.36%	0.37%(h)
Total expenses after fees waived and/or reimbursed	0.14%	0.14%	0.13%(h)
Net investment income	5.10%	5.29%	4.58%(h)
Supplemental Data
Net assets, end of period (000)	$568,700	$290,194	$211,860
Portfolio turnover rate(i)	567%	506%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 10/31/25	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	352%	319%	205%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Fixed Income Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.  Institutional and Class K Shares are sold only to certain eligible investors.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least monthly.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
Notes to Financial Statements

Notes to Financial Statements  (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime
Notes to Financial Statements

Notes to Financial Statements  (continued)

rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Diversified Fixed Income Fund	Peninsula Pacific Entertainment LLC	$21,740	$ 21,523	$21,686	$ 163
					$ 163
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 2,413,328	$ (2,413,328)	$ —	$ —
Barclays Capital, Inc.	1,043,436	(1,043,436)	—	—
BMO Capital Markets Corp.	628,889	(628,889)	—	—
Citigroup Global Markets, Inc.	418,932	(418,932)	—	—
HSBC Securities (USA), Inc.	23,624	(23,624)	—	—
J.P. Morgan Securities LLC	3,886,810	(3,886,810)	—	—
Jefferies LLC	168,238	(168,238)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,216,614	(1,216,614)	—	—
Morgan Stanley	2,160,055	(2,160,055)	—	—
RBC Capital Markets LLC	4,696,550	(4,696,550)	—	—
Scotia Capital (USA), Inc.	900,994	(900,994)	—	—
Scotia Capital, Inc.	881,297	(881,297)	—	—
Toronto-Dominion Bank	182,194	(182,194)	—	—
UBS AG	127,568	(127,568)	—	—
UBS Securities LLC	835,958	(835,958)	—	—
Wells Fargo Bank N.A.	120,083	(120,083)	—	—
Wells Fargo Securities LLC	499,465	(499,465)	—	—
	$ 20,204,035	$ (20,204,035)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
•Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Notes to Financial Statements

Notes to Financial Statements  (continued)

•Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion – $3 billion	0.24
$3 billion – $5 billion	0.23
$5 billion – $10 billion	0.22
Greater than $10 billion	0.21
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and, effective February 28, 2025, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL, for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators.  For such services, BAL charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.20% of the average daily net assets of the Fund’s Institutional Shares and 0.10% of the average daily net assets of the Fund’s Class K Shares.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For the year ended October 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 1,368,489	$ 467,060	$ 1,835,549
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended October 31, 2025, the amount waived was $134,514.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the year ended October 31, 2025, the Manager waived $829 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive 0.10% of its investment advisory fees through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended October 31, 2025, the Manager waived $1,151,305 pursuant to this agreement.
BAL contractually agreed to waive 0.10% of its administration fees for each of Institutional Shares and Class K Shares through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts waived by the Administrator are included in administration fees waived by the Administrator — class specific in the Statement of Operations. For the year ended October 31, 2025, class specific expense waivers were as follows:
Administration Fees Waived by the Administrator- Class Specific
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 684,245	$ 467,060	$ 1,151,305
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit against the administration and/or investment advisory fees paid by the Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Administrator/Manager in the Statement of Operations. For the year ended October 31, 2025, the amount waived was $63,710.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements  (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended October 31, 2025, the Fund paid BTC $21,041 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7.
 PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Diversified Fixed Income Fund	$ 6,195,906,346	$ 6,152,873,047	$ 554,604,657	$ 391,000,508
For the year ended October 31, 2025, purchases and sales related to mortgage dollar rolls were $2,476,155,267 and $2,476,922,751, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 10/31/25	Year Ended 10/31/24
BlackRock Diversified Fixed Income Fund
Ordinary income	$ 68,270,642	$ 41,496,740
As of October 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Diversified Fixed Income Fund	$ 6,465,650	$ 1,895,014	$ 17,601,935	$ 25,962,599

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures, foreign currency contracts and options contracts and the accounting for swap agreements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Diversified Fixed Income Fund	$ 1,609,325,548	$ 29,460,401	$ (11,367,100)	$ 18,093,301
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended October 31, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Series’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by
Notes to Financial Statements

Notes to Financial Statements  (continued)

entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options and exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Fixed Income Fund
Institutional
Shares sold	943,563	$ 9,494,294	31,107,580	$ 311,339,110
Shares issued in reinvestment of distributions	4,073,363	41,021,631	2,677,918	27,369,799
Shares redeemed	(1,849,817)	(18,844,550)	(10,793,000)	(109,528,346)
	3,167,109	$ 31,671,375	22,992,498	$ 229,180,563

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
BlackRock Diversified Fixed Income Fund (continued)
Class K
Shares sold	38,381,554	$ 358,754,602	5,519,558	$ 52,586,056
Shares issued in reinvestment of distributions	2,843,612	26,895,128	1,473,138	14,126,941
Shares redeemed	(12,166,544)	(114,764,215)	—	—
	29,058,622	$ 270,885,515	6,992,696	$ 66,712,997
	32,225,731	$ 302,556,890	29,985,194	$ 295,893,560
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of BlackRock Diversified Fixed Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Diversified Fixed Income Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2025:
Fund Name	Qualified Dividend Income
BlackRock Diversified Fixed Income Fund	$ 59,321
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
Fund Name	Federal Obligation Interest
BlackRock Diversified Fixed Income Fund	$ 11,000,713
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Diversified Fixed Income Fund	0.09%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
Fund Name	Interest Dividends
BlackRock Diversified Fixed Income Fund	$ 43,291,223
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Diversified Fixed Income Fund	$ 39,695,609	$ 10,228,272
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Diversified Fixed Income Fund (the “Fund”), and BlackRock Fund Advisors (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement[s], including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year and since-inception periods reported, the Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by the Fund. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
MTN	Medium-Term Note
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

October 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock LifePath® ESG Index Retirement Fund
• BlackRock LifePath® ESG Index 2030 Fund
• BlackRock LifePath® ESG Index 2035 Fund
• BlackRock LifePath® ESG Index 2040 Fund
• BlackRock LifePath® ESG Index 2045 Fund
• BlackRock LifePath® ESG Index 2050 Fund
• BlackRock LifePath® ESG Index 2055 Fund
• BlackRock LifePath® ESG Index 2060 Fund
• BlackRock LifePath® ESG Index 2065 Fund
• BlackRock LifePath® ESG Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 40.4%
iShares Developed Real Estate Index Fund, Class K	37,120	$ 312,553
iShares ESG Aware MSCI EAFE ETF	11,563	1,088,310
iShares ESG Aware MSCI EM ETF(b)	11,689	522,381
iShares ESG Aware MSCI USA ETF	20,222	3,025,616
iShares ESG Aware MSCI USA Small-Cap ETF(b)	8,284	375,431
iShares MSCI Canada ETF(b)	2,859	145,066
iShares MSCI EAFE Small-Cap ETF(b)	2,370	180,618
iShares MSCI Emerging Markets Small-Cap ETF	1,222	84,254
		5,734,229
Fixed-Income Funds — 59.5%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	152,578	7,351,208
iShares TIPS Bond ETF	9,883	1,100,769
		8,451,977
Money Market Funds — 22.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	3,112,865	3,114,421
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	28,473	28,473
		3,142,894
Total Investments — 122.0% (Cost: $15,712,600)		17,329,100
Liabilities in Excess of Other Assets — (22.0)%		(3,125,024)
Net Assets — 100.0%		$ 14,204,076

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,620,395	$ 1,493,821 (a)	$ —	$ 213	$ (8)	$ 3,114,421	3,112,865	$ 5,549 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	15,764	12,709 (a)	—	—	—	28,473	28,473	1,515	—
iShares Developed Real Estate Index Fund, Class K	170,453	190,898	(50,567)	(21,249)	23,018	312,553	37,120	5,724	—
iShares ESG Aware MSCI EAFE ETF	527,654	639,812	(190,040)	1,301	109,583	1,088,310	11,563	16,992	—
iShares ESG Aware MSCI EM ETF	235,999	271,654	(71,016)	(788)	86,532	522,381	11,689	6,429	—
iShares ESG Aware MSCI USA ETF	1,682,733	1,531,987	(596,250)	(5,697)	412,843	3,025,616	20,222	21,885	—
iShares ESG Aware MSCI USA Small-Cap ETF	219,584	193,803	(65,706)	1,453	26,297	375,431	8,284	3,233	—
iShares ESG Aware U.S. Aggregate Bond ETF	3,970,228	4,167,802	(923,901)	(182,300)	319,379	7,351,208	152,578	187,574	—
iShares MSCI Canada ETF	66,105	72,847	(14,276)	(305)	20,695	145,066	2,859	1,426	—
iShares MSCI EAFE Small-Cap ETF	85,608	97,534	(21,241)	(331)	19,048	180,618	2,370	3,092	—
iShares MSCI Emerging Markets Small-Cap ETF	40,188	45,956	(8,106)	(780)	6,996	84,254	1,222	1,138	—
iShares TIPS Bond ETF	601,445	613,861	(137,878)	(22,046)	45,387	1,100,769	9,883	21,518	—
				$ (230,529)	$ 1,069,770	$ 17,329,100		$ 276,075	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
3

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 5,734,229	$ —	$ —	$ 5,734,229
Fixed-Income Funds	8,451,977	—	—	8,451,977
Money Market Funds	3,142,894	—	—	3,142,894
	$17,329,100	$—	$—	$17,329,100
See notes to financial statements.
4
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 51.8%
iShares Developed Real Estate Index Fund, Class K	43,924	$ 369,839
iShares ESG Aware MSCI EAFE ETF(b)	16,973	1,597,499
iShares ESG Aware MSCI EM ETF(b)	17,175	767,551
iShares ESG Aware MSCI USA ETF(b)	28,585	4,276,888
iShares ESG Aware MSCI USA Small-Cap ETF(b)	11,586	525,078
iShares MSCI Canada ETF	4,138	209,962
iShares MSCI EAFE Small-Cap ETF(b)	3,445	262,543
iShares MSCI Emerging Markets Small-Cap ETF	1,746	120,382
		8,129,742
Fixed-Income Funds — 48.1%
iShares ESG Aware U.S. Aggregate Bond ETF	133,335	6,424,080
iShares TIPS Bond ETF	10,035	1,117,698
		7,541,778
Money Market Funds — 15.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	2,452,447	2,453,673
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	33,814	33,814
		2,487,487
Total Investments — 115.7% (Cost: $16,257,237)		18,159,007
Liabilities in Excess of Other Assets — (15.7)%		(2,466,590)
Net Assets — 100.0%		$ 15,692,417

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,108,703	$ 1,344,561 (a)	$ —	$ 489	$ (80)	$ 2,453,673	2,452,447	$ 3,890 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	33,814 (a)	—	—	—	33,814	33,814	2,395	—
iShares Developed Real Estate Index Fund, Class K	147,340	262,903	(44,279)	(16,709)	20,584	369,839	43,924	5,988	—
iShares ESG Aware MSCI EAFE ETF	591,629	1,128,252	(271,672)	(1,199)	150,489	1,597,499	16,973	20,946	—
iShares ESG Aware MSCI EM ETF	261,696	486,683	(102,637)	190	121,619	767,551	17,175	7,687	—
iShares ESG Aware MSCI USA ETF	1,784,415	2,850,039	(927,031)	30,445	539,020	4,276,888	28,585	26,680	—
iShares ESG Aware MSCI USA Small-Cap ETF	220,330	331,523	(68,349)	1,118	40,456	525,078	11,586	3,956	—
iShares ESG Aware U.S. Aggregate Bond ETF	2,353,345	4,698,135	(737,449)	(8,129)	118,178	6,424,080	133,335	128,368	—
iShares MSCI Canada ETF	70,371	136,396	(23,608)	(126)	26,929	209,962	4,138	1,646	—
iShares MSCI EAFE Small-Cap ETF	95,825	174,993	(32,305)	(499)	24,529	262,543	3,445	3,735	—
iShares MSCI Emerging Markets Small-Cap ETF	46,518	78,766	(14,706)	(393)	10,197	120,382	1,746	1,389	—
iShares TIPS Bond ETF	430,532	790,379	(123,356)	(816)	20,959	1,117,698	10,035	17,467	—
				$ 4,371	$ 1,072,880	$ 18,159,007		$ 224,147	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
5

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 8,129,742	$ —	$ —	$ 8,129,742
Fixed-Income Funds	7,541,778	—	—	7,541,778
Money Market Funds	2,487,487	—	—	2,487,487
	$18,159,007	$—	$—	$18,159,007
See notes to financial statements.
6
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 64.0%
iShares Developed Real Estate Index Fund, Class K	50,904	$ 428,609
iShares ESG Aware MSCI EAFE ETF(b)	19,598	1,844,564
iShares ESG Aware MSCI EM ETF	20,017	894,560
iShares ESG Aware MSCI USA ETF(b)	32,420	4,850,680
iShares ESG Aware MSCI USA Small-Cap ETF	12,952	586,985
iShares MSCI Canada ETF(b)	4,801	243,603
iShares MSCI EAFE Small-Cap ETF(b)	3,965	302,173
iShares MSCI Emerging Markets Small-Cap ETF	2,039	140,584
		9,291,758
Fixed-Income Funds — 36.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	90,561	4,363,228
iShares TIPS Bond ETF	7,852	874,556
		5,237,784
Money Market Funds — 37.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	5,387,371	5,390,064
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	26,582	26,582
		5,416,646
Total Investments — 137.3% (Cost: $18,142,174)		19,946,188
Liabilities in Excess of Other Assets — (37.3)%		(5,417,243)
Net Assets — 100.0%		$ 14,528,945

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 797,970	$ 4,591,424 (a)	$ —	$ 616	$ 54	$ 5,390,064	5,387,371	$ 5,214 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,666	17,916 (a)	—	—	—	26,582	26,582	1,836	—
iShares Developed Real Estate Index Fund, Class K	126,518	321,645	(25,275)	(15,061)	20,782	428,609	50,904	7,122	—
iShares ESG Aware MSCI EAFE ETF	492,918	1,343,688	(160,044)	(607)	168,609	1,844,564	19,598	21,761	—
iShares ESG Aware MSCI EM ETF	217,140	575,397	(35,450)	(1,125)	138,598	894,560	20,017	7,899	—
iShares ESG Aware MSCI USA ETF	1,483,108	3,312,004	(551,971)	(938)	608,477	4,850,680	32,420	28,333	—
iShares ESG Aware MSCI USA Small-Cap ETF	176,621	388,952	(22,411)	(1,254)	45,077	586,985	12,952	4,099	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,152,907	3,259,149	(128,180)	(27,600)	106,952	4,363,228	90,561	83,232	—
iShares MSCI Canada ETF	62,205	162,000	(11,236)	(369)	31,003	243,603	4,801	1,712	—
iShares MSCI EAFE Small-Cap ETF	79,008	209,139	(13,163)	(239)	27,428	302,173	3,965	3,787	—
iShares MSCI Emerging Markets Small-Cap ETF	37,792	96,530	(5,300)	(412)	11,974	140,584	2,039	1,387	—
iShares TIPS Bond ETF	247,163	638,996	(28,350)	(4,694)	21,441	874,556	7,852	13,587	—
				$ (51,683)	$ 1,180,395	$ 19,946,188		$ 179,969	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
7

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 9,291,758	$ —	$ —	$ 9,291,758
Fixed-Income Funds	5,237,784	—	—	5,237,784
Money Market Funds	5,416,646	—	—	5,416,646
	$19,946,188	$—	$—	$19,946,188
See notes to financial statements.
8
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 75.2%
iShares Developed Real Estate Index Fund, Class K	105,383	$ 887,321
iShares ESG Aware MSCI EAFE ETF(b)	41,136	3,871,720
iShares ESG Aware MSCI EM ETF(b)	41,966	1,875,461
iShares ESG Aware MSCI USA ETF	67,251	10,062,095
iShares ESG Aware MSCI USA Small-Cap ETF(b)	26,389	1,195,949
iShares MSCI Canada ETF(b)	10,021	508,466
iShares MSCI EAFE Small-Cap ETF(b)	8,308	633,153
iShares MSCI Emerging Markets Small-Cap ETF	4,296	296,198
		19,330,363
Fixed-Income Funds — 24.5%
iShares ESG Aware U.S. Aggregate Bond ETF	105,325	5,074,558
iShares TIPS Bond ETF	11,134	1,240,105
		6,314,663
Money Market Funds — 18.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	4,670,810	4,673,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	53,228	53,228
		4,726,373
Total Investments — 118.1% (Cost: $26,457,751)		30,371,399
Liabilities in Excess of Other Assets — (18.1)%		(4,659,767)
Net Assets — 100.0%		$ 25,711,632

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,744,377	$ 1,929,594 (a)	$ —	$ (755)	$ (71)	$ 4,673,145	4,670,810	$ 9,684 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	22,323	30,905 (a)	—	—	—	53,228	53,228	3,112	—
iShares Developed Real Estate Index Fund, Class K	378,308	616,920	(118,427)	(44,963)	55,483	887,321	105,383	16,221	—
iShares ESG Aware MSCI EAFE ETF	1,447,524	2,586,116	(557,969)	6,666	389,383	3,871,720	41,136	56,218	—
iShares ESG Aware MSCI EM ETF	639,647	1,103,683	(175,329)	(1,295)	308,755	1,875,461	41,966	21,139	—
iShares ESG Aware MSCI USA ETF	4,319,232	5,977,400	(1,557,625)	(20,849)	1,343,937	10,062,095	67,251	68,929	—
iShares ESG Aware MSCI USA Small-Cap ETF	508,712	711,030	(110,327)	(8,648)	95,182	1,195,949	26,389	9,805	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,861,757	3,541,173	(420,895)	(3,504)	96,027	5,074,558	105,325	112,137	—
iShares MSCI Canada ETF	179,016	318,742	(58,643)	(1,213)	70,564	508,466	10,021	4,528	—
iShares MSCI EAFE Small-Cap ETF	231,248	400,944	(64,263)	(28)	65,252	633,153	8,308	10,028	—
iShares MSCI Emerging Markets Small-Cap ETF	109,688	190,422	(28,776)	(1,694)	26,558	296,198	4,296	3,766	—
iShares TIPS Bond ETF	472,015	848,898	(106,384)	431	25,145	1,240,105	11,134	21,450	—
				$ (75,852)	$ 2,476,215	$ 30,371,399		$ 337,017	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
9

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 19,330,363	$ —	$ —	$ 19,330,363
Fixed-Income Funds	6,314,663	—	—	6,314,663
Money Market Funds	4,726,373	—	—	4,726,373
	$30,371,399	$—	$—	$30,371,399
See notes to financial statements.
10
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 85.6%
iShares Developed Real Estate Index Fund, Class K	98,665	$ 830,758
iShares ESG Aware MSCI EAFE ETF(b)	37,665	3,545,030
iShares ESG Aware MSCI EM ETF(b)	38,159	1,705,326
iShares ESG Aware MSCI USA ETF(b)	61,263	9,166,170
iShares ESG Aware MSCI USA Small-Cap ETF	24,173	1,095,520
iShares MSCI Canada ETF(b)	9,139	463,713
iShares MSCI EAFE Small-Cap ETF(b)	7,653	583,235
iShares MSCI Emerging Markets Small-Cap ETF	3,899	268,826
		17,658,578
Fixed-Income Funds — 14.1%
iShares ESG Aware U.S. Aggregate Bond ETF	46,759	2,252,849
iShares TIPS Bond ETF	5,901	657,253
		2,910,102
Money Market Funds — 30.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	6,196,295	6,199,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	42,292	42,292
		6,241,685
Total Investments — 130.0% (Cost: $23,240,379)		26,810,365
Liabilities in Excess of Other Assets — (30.0)%		(6,187,274)
Net Assets — 100.0%		$ 20,623,091

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,671,535	$ 4,527,880 (a)	$ —	$ (120)	$ 98	$ 6,199,393	6,196,295	$ 8,209 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,582	27,710 (a)	—	—	—	42,292	42,292	2,521	—
iShares Developed Real Estate Index Fund, Class K	298,232	627,055	(107,795)	(35,949)	49,215	830,758	98,665	14,604	—
iShares ESG Aware MSCI EAFE ETF	1,144,858	2,534,286	(495,539)	2,716	358,709	3,545,030	37,665	49,989	—
iShares ESG Aware MSCI EM ETF	505,450	1,078,022	(162,066)	(866)	284,786	1,705,326	38,159	18,200	—
iShares ESG Aware MSCI USA ETF	3,396,619	5,854,392	(1,317,494)	10,228	1,222,425	9,166,170	61,263	59,949	—
iShares ESG Aware MSCI USA Small-Cap ETF	396,121	710,597	(98,358)	(2,299)	89,459	1,095,520	24,173	8,479	—
iShares ESG Aware U.S. Aggregate Bond ETF	658,771	1,735,953	(182,161)	(14,386)	54,672	2,252,849	46,759	46,223	—
iShares MSCI Canada ETF	142,814	307,977	(51,346)	(409)	64,677	463,713	9,139	3,882	—
iShares MSCI EAFE Small-Cap ETF	182,955	404,133	(63,927)	33	60,041	583,235	7,653	8,700	—
iShares MSCI Emerging Markets Small-Cap ETF	86,706	185,238	(27,358)	(867)	25,107	268,826	3,899	3,161	—
iShares TIPS Bond ETF	209,905	488,362	(53,803)	(5,256)	18,045	657,253	5,901	11,047	—
				$ (47,175)	$ 2,227,234	$ 26,810,365		$ 234,964	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
11

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 17,658,578	$ —	$ —	$ 17,658,578
Fixed-Income Funds	2,910,102	—	—	2,910,102
Money Market Funds	6,241,685	—	—	6,241,685
	$26,810,365	$—	$—	$26,810,365
See notes to financial statements.
12
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 94.0%
iShares Developed Real Estate Index Fund, Class K	115,618	$ 973,502
iShares ESG Aware MSCI EAFE ETF(b)	47,567	4,477,006
iShares ESG Aware MSCI EM ETF(b)	47,778	2,135,199
iShares ESG Aware MSCI USA ETF	76,500	11,445,930
iShares ESG Aware MSCI USA Small-Cap ETF(b)	30,020	1,360,506
iShares MSCI Canada ETF(b)	11,456	581,277
iShares MSCI EAFE Small-Cap ETF(b)	9,498	723,843
iShares MSCI Emerging Markets Small-Cap ETF	4,910	338,532
		22,035,795
Fixed-Income Funds — 5.8%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	20,627	993,809
iShares TIPS Bond ETF	3,189	355,191
		1,349,000
Money Market Funds — 34.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	8,015,079	8,019,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	38,027	38,027
		8,057,114
Total Investments — 134.2% (Cost: $27,236,812)		31,441,909
Liabilities in Excess of Other Assets — (34.2)%		(8,010,910)
Net Assets — 100.0%		$ 23,430,999

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,062,270	$ 5,956,061 (a)	$ —	$ 725	$ 31	$ 8,019,087	8,015,079	$ 7,502 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	17,382	20,645 (a)	—	—	—	38,027	38,027	2,592	—
iShares Developed Real Estate Index Fund, Class K	345,941	671,930	(56,314)	(42,412)	54,357	973,502	115,618	16,851	—
iShares ESG Aware MSCI EAFE ETF	1,427,686	3,071,428	(440,120)	(1,161)	419,173	4,477,006	47,567	54,649	—
iShares ESG Aware MSCI EM ETF	630,834	1,311,609	(141,260)	(3,824)	337,840	2,135,199	47,778	20,303	—
iShares ESG Aware MSCI USA ETF	4,200,729	7,068,757	(1,285,257)	(17,546)	1,479,247	11,445,930	76,500	68,708	—
iShares ESG Aware MSCI USA Small-Cap ETF	491,544	854,593	(88,756)	(4,368)	107,493	1,360,506	30,020	9,767	—
iShares ESG Aware U.S. Aggregate Bond ETF	279,094	741,276	(43,821)	(3,704)	20,964	993,809	20,627	18,802	—
iShares MSCI Canada ETF	175,197	375,907	(45,434)	(1,187)	76,794	581,277	11,456	4,342	—
iShares MSCI EAFE Small-Cap ETF	228,773	481,917	(54,616)	(724)	68,493	723,843	9,498	9,670	—
iShares MSCI Emerging Markets Small-Cap ETF	108,705	219,780	(17,779)	(1,154)	28,980	338,532	4,910	3,590	—
iShares TIPS Bond ETF	106,360	258,717	(16,607)	(1,423)	8,144	355,191	3,189	5,515	—
				$ (76,778)	$ 2,601,516	$ 31,441,909		$ 222,291	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
13

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 22,035,795	$ —	$ —	$ 22,035,795
Fixed-Income Funds	1,349,000	—	—	1,349,000
Money Market Funds	8,057,114	—	—	8,057,114
	$31,441,909	$—	$—	$31,441,909
See notes to financial statements.
14
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.0%
iShares Developed Real Estate Index Fund, Class K	86,107	$ 725,023
iShares ESG Aware MSCI EAFE ETF(b)	36,156	3,403,003
iShares ESG Aware MSCI EM ETF(b)	36,192	1,617,420
iShares ESG Aware MSCI USA ETF	58,112	8,694,717
iShares ESG Aware MSCI USA Small-Cap ETF(b)	23,021	1,043,312
iShares MSCI Canada ETF(b)	8,696	441,235
iShares MSCI EAFE Small-Cap ETF(b)	7,452	567,917
iShares MSCI Emerging Markets Small-Cap ETF	3,780	260,622
		16,753,249
Fixed-Income Funds — 1.8%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	4,643	223,700
iShares TIPS Bond ETF	728	81,085
		304,785
Money Market Funds — 28.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	4,876,379	4,878,818
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	21,922	21,922
		4,900,740
Total Investments — 128.5% (Cost: $18,947,097)		21,958,774
Liabilities in Excess of Other Assets — (28.5)%		(4,874,510)
Net Assets — 100.0%		$ 17,084,264

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,501,262	$ 3,377,160 (a)	$ —	$ 365	$ 31	$ 4,878,818	4,876,379	$ 6,127 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,499	10,423 (a)	—	—	—	21,922	21,922	2,090	—
iShares Developed Real Estate Index Fund, Class K	208,110	565,825	(56,670)	(24,627)	32,385	725,023	86,107	12,499	—
iShares ESG Aware MSCI EAFE ETF	895,730	2,466,620	(273,319)	782	313,190	3,403,003	36,156	40,015	—
iShares ESG Aware MSCI EM ETF	395,223	1,061,751	(92,109)	(2,464)	255,019	1,617,420	36,192	14,690	—
iShares ESG Aware MSCI USA ETF	2,626,779	5,657,424	(643,411)	(25,497)	1,079,422	8,694,717	58,112	51,106	—
iShares ESG Aware MSCI USA Small-Cap ETF	307,210	719,939	(54,303)	(4,671)	75,137	1,043,312	23,021	7,284	—
iShares ESG Aware U.S. Aggregate Bond ETF	52,534	174,852	(7,412)	(1,543)	5,269	223,700	4,643	4,081	—
iShares MSCI Canada ETF	109,660	305,416	(29,620)	(986)	56,765	441,235	8,696	3,104	—
iShares MSCI EAFE Small-Cap ETF	142,848	409,240	(34,659)	(287)	50,775	567,917	7,452	7,004	—
iShares MSCI Emerging Markets Small-Cap ETF	67,964	188,237	(16,542)	(1,333)	22,296	260,622	3,780	2,567	—
iShares TIPS Bond ETF	17,655	64,579	(2,491)	(414)	1,756	81,085	728	1,125	—
				$ (60,675)	$ 1,892,045	$ 21,958,774		$ 151,692	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
15

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 16,753,249	$ —	$ —	$ 16,753,249
Fixed-Income Funds	304,785	—	—	304,785
Money Market Funds	4,900,740	—	—	4,900,740
	$21,958,774	$—	$—	$21,958,774
See notes to financial statements.
16
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.7%
iShares Developed Real Estate Index Fund, Class K	73,977	$ 622,883
iShares ESG Aware MSCI EAFE ETF(b)	30,669	2,886,566
iShares ESG Aware MSCI EM ETF(b)	30,673	1,370,776
iShares ESG Aware MSCI USA ETF(b)	49,379	7,388,086
iShares ESG Aware MSCI USA Small-Cap ETF	19,515	884,420
iShares MSCI Canada ETF(b)	7,333	372,076
iShares MSCI EAFE Small-Cap ETF(b)	6,254	476,617
iShares MSCI Emerging Markets Small-Cap ETF	3,207	221,115
		14,222,539
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	2,477	119,342
iShares TIPS Bond ETF	237	26,398
		145,740
Money Market Funds — 39.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	5,680,770	5,683,611
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	33,602	33,602
		5,717,213
Total Investments — 139.4% (Cost: $16,954,767)		20,085,492
Liabilities in Excess of Other Assets — (39.4)%		(5,678,627)
Net Assets — 100.0%		$ 14,406,865

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,489,689	$ 3,193,794 (a)	$ —	$ 205	$ (77)	$ 5,683,611	5,680,770	$ 5,147 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	13,275	20,327 (a)	—	—	—	33,602	33,602	1,626	—
iShares Developed Real Estate Index Fund, Class K	263,253	411,932	(59,473)	(31,898)	39,069	622,883	73,977	10,944	—
iShares ESG Aware MSCI EAFE ETF	1,114,265	1,736,797	(258,239)	2,208	291,535	2,886,566	30,669	42,248	—
iShares ESG Aware MSCI EM ETF	491,350	741,551	(90,491)	(1,610)	229,976	1,370,776	30,673	15,539	—
iShares ESG Aware MSCI USA ETF	3,272,009	3,807,024	(693,638)	(8,452)	1,011,143	7,388,086	49,379	49,677	—
iShares ESG Aware MSCI USA Small-Cap ETF	381,648	477,948	(42,776)	(2,176)	69,776	884,420	19,515	7,048	—
iShares ESG Aware U.S. Aggregate Bond ETF	50,976	71,369	(5,204)	(1,030)	3,231	119,342	2,477	2,799	—
iShares MSCI Canada ETF	136,557	210,891	(27,993)	(533)	53,154	372,076	7,333	3,294	—
iShares MSCI EAFE Small-Cap ETF	176,673	282,615	(31,659)	(138)	49,126	476,617	6,254	7,374	—
iShares MSCI Emerging Markets Small-Cap ETF	83,203	133,612	(14,693)	(1,035)	20,028	221,115	3,207	2,673	—
iShares TIPS Bond ETF	9,748	16,909	(771)	(116)	628	26,398	237	443	—
				$ (44,575)	$ 1,767,589	$ 20,085,492		$ 148,812	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
17

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 14,222,539	$ —	$ —	$ 14,222,539
Fixed-Income Funds	145,740	—	—	145,740
Money Market Funds	5,717,213	—	—	5,717,213
	$20,085,492	$—	$—	$20,085,492
See notes to financial statements.
18
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Developed Real Estate Index Fund, Class K	37,785	$ 318,147
iShares ESG Aware MSCI EAFE ETF(b)	16,044	1,510,061
iShares ESG Aware MSCI EM ETF	16,060	717,721
iShares ESG Aware MSCI USA ETF	25,836	3,865,582
iShares ESG Aware MSCI USA Small-Cap ETF(b)	10,228	463,533
iShares MSCI Canada ETF(b)	3,849	195,298
iShares MSCI EAFE Small-Cap ETF(b)	3,306	251,950
iShares MSCI Emerging Markets Small-Cap ETF	1,682	115,970
		7,438,262
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,577	75,980
Money Market Funds — 28.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	2,094,547	2,095,594
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	7,620	7,620
		2,103,214
Total Investments — 127.9% (Cost: $7,627,420)		9,617,456
Liabilities in Excess of Other Assets — (27.9)%		(2,100,714)
Net Assets — 100.0%		$ 7,516,742

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,408,245	$ 687,416 (a)	$ —	$ (73)	$ 6	$ 2,095,594	2,094,547	$ 3,858 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,639	—	(1,019)(a)	—	—	7,620	7,620	747	—
iShares Developed Real Estate Index Fund, Class K	174,961	173,766	(34,918)	(20,439)	24,777	318,147	37,785	6,071	—
iShares ESG Aware MSCI EAFE ETF	760,370	727,293	(151,121)	876	172,643	1,510,061	16,044	27,361	—
iShares ESG Aware MSCI EM ETF	335,686	300,636	(47,816)	(820)	130,035	717,721	16,060	10,129	—
iShares ESG Aware MSCI USA ETF	2,230,021	1,485,269	(421,083)	2,985	568,390	3,865,582	25,836	30,206	—
iShares ESG Aware MSCI USA Small-Cap ETF	260,888	188,894	(23,138)	(138)	37,027	463,533	10,228	4,264	—
iShares ESG Aware U.S. Aggregate Bond ETF	37,713	40,484	(3,678)	(742)	2,203	75,980	1,577	1,999	—
iShares MSCI Canada ETF	93,246	87,790	(16,199)	(314)	30,775	195,298	3,849	2,159	—
iShares MSCI EAFE Small-Cap ETF	121,209	118,344	(17,137)	(81)	29,615	251,950	3,306	4,804	—
iShares MSCI Emerging Markets Small-Cap ETF	57,517	55,755	(8,042)	(595)	11,335	115,970	1,682	1,765	—
iShares TIPS Bond ETF(c)	3,899	326	(4,155)	76	(146)	—	—	16	—
				$ (19,265)	$ 1,006,660	$ 9,617,456		$ 93,379	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
19

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 7,438,262	$ —	$ —	$ 7,438,262
Fixed-Income Funds	75,980	—	—	75,980
Money Market Funds	2,103,214	—	—	2,103,214
	$9,617,456	$—	$—	$9,617,456
See notes to financial statements.
20
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
BlackRock LifePath® ESG Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 100.0%
iShares Developed Real Estate Index Fund, Class K	12,440	$ 104,745
iShares ESG Aware MSCI EAFE ETF(b)	5,402	508,436
iShares ESG Aware MSCI EM ETF(b)	5,417	242,086
iShares ESG Aware MSCI USA ETF	8,635	1,291,969
iShares ESG Aware MSCI USA Small-Cap ETF(b)	3,410	154,541
iShares MSCI Canada ETF(b)	1,277	64,795
iShares MSCI EAFE Small-Cap ETF(b)	1,089	82,993
iShares MSCI Emerging Markets Small-Cap ETF	543	37,438
		2,487,003
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	522	25,150
Money Market Funds — 35.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)	885,322	885,765
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)	5,059	5,059
		890,824
Total Investments — 136.8% (Cost: $3,078,358)		3,402,977
Liabilities in Excess of Other Assets — (36.8)%		(916,201)
Net Assets — 100.0%		$ 2,486,776

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 885,866 (a)	$ —	$ (101)	$ —	$ 885,765	885,322	$ 874 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	3,764	1,295 (a)	—	—	—	5,059	5,059	3,028	—
iShares Developed Real Estate Index Fund, Class K	83,013	33,463	(12,623)	(10,429)	11,321	104,745	12,440	2,989	—
iShares ESG Aware MSCI EAFE ETF	365,128	132,631	(56,978)	(1,987)	69,642	508,436	5,402	11,692	—
iShares ESG Aware MSCI EM ETF	161,269	46,800	(14,007)	(657)	48,681	242,086	5,417	4,395	—
iShares ESG Aware MSCI USA ETF	1,070,774	166,311	(164,513)	6,831	212,566	1,291,969	8,635	12,240	—
iShares ESG Aware MSCI USA Small-Cap ETF	127,230	25,800	(12,563)	635	13,439	154,541	3,410	1,703	—
iShares ESG Aware U.S. Aggregate Bond ETF	19,871	5,451	(656)	(27)	511	25,150	522	836	—
iShares MSCI Canada ETF	43,433	15,043	(5,535)	(57)	11,911	64,795	1,277	921	—
iShares MSCI EAFE Small-Cap ETF	58,320	18,933	(6,147)	(275)	12,162	82,993	1,089	2,093	—
iShares MSCI Emerging Markets Small-Cap ETF	27,898	7,570	(1,927)	(239)	4,136	37,438	543	785	—
				$ (6,306)	$ 384,369	$ 3,402,977		$ 41,556	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
21

Schedule of Investments (continued)
October 31, 2025
BlackRock LifePath® ESG Index 2070 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,487,003	$ —	$ —	$ 2,487,003
Fixed-Income Funds	25,150	—	—	25,150
Money Market Funds	890,824	—	—	890,824
	$3,402,977	$—	$—	$3,402,977
See notes to financial statements.
22
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 17,329,100	$ 18,159,007	$ 19,946,188	$ 30,371,399
Receivables:
Investments sold	23,043	38,803	41,143	78,546
Securities lending income — affiliated	786	416	964	1,136
Capital shares sold	4,437	4,912	22,608	31,973
Dividends — affiliated	118	134	5	276
From the Administrator	1,265	419	617	—
From the Manager	1,164	1,432	1,455	2,811
Total assets	17,359,913	18,205,123	20,012,980	30,486,141
LIABILITIES
Collateral on securities loaned	3,113,369	2,452,285	5,388,468	4,673,254
Payables:
Investments purchased	23,130	41,060	38,407	80,070
Administration fees	—	—	—	787
Capital shares redeemed	205	—	38,019	1,294
Trustees’ and Officer’s fees	1,837	1,854	1,851	1,839
Professional fees	17,170	17,163	17,163	17,157
Service fees	126	344	127	108
Total liabilities	3,155,837	2,512,706	5,484,035	4,774,509
Commitments and contingent liabilities
NET ASSETS	$ 14,204,076	$ 15,692,417	$ 14,528,945	$ 25,711,632
NET ASSETS CONSIST OF
Paid-in capital	$ 12,826,442	$ 13,840,703	$ 12,698,334	$ 21,790,712
Accumulated earnings	1,377,634	1,851,714	1,830,611	3,920,920
NET ASSETS	$ 14,204,076	$ 15,692,417	$ 14,528,945	$ 25,711,632
Statements of Assets and Liabilities
23

Statements of Assets and Liabilities  (continued)
October 31, 2025
	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 260,707	$ 184,202	$ 548,597	$ 1,528,138
Shares outstanding	22,780	14,532	39,575	103,282
Net asset value	$ 11.44	$ 12.68	$ 13.86	$ 14.80
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 630,607	$ 1,728,832	$ 630,051	$ 541,966
Shares outstanding	55,336	136,810	45,591	36,714
Net asset value	$ 11.40	$ 12.64	$ 13.82	$ 14.76
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 13,312,762	$ 13,779,383	$ 13,350,297	$ 23,641,528
Shares outstanding	1,162,727	1,086,401	963,001	1,597,555
Net asset value	$ 11.45	$ 12.68	$ 13.86	$ 14.80
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a) Investments, at cost—affiliated	$15,712,600	$16,257,237	$18,142,174	$26,457,751
(b) Securities loaned, at value	$3,042,200	$2,397,042	$5,295,110	$4,557,272
See notes to financial statements.
24
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
October 31, 2025

	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 26,810,365	$ 31,441,909	$ 21,958,774	$ 20,085,492
Receivables:
Investments sold	46,529	—	—	—
Securities lending income — affiliated	1,284	1,349	1,201	1,033
Capital shares sold	30,469	23,570	20,213	27,711
Dividends — affiliated	6	8	6	6
From the Administrator	—	—	378	581
From the Manager	2,425	2,885	2,143	1,811
Total assets	26,891,078	31,469,721	21,982,715	20,116,634
LIABILITIES
Collateral on securities loaned	6,198,340	8,017,930	4,878,276	5,682,959
Payables:
Investments purchased	47,328	—	—	4,895
Administration fees	181	497	—	—
Capital shares redeemed	2,737	1,060	1,105	2,524
Trustees’ and Officer’s fees	1,855	1,847	1,835	1,859
Professional fees	17,161	17,158	17,167	17,165
Service fees	385	230	68	367
Total liabilities	6,267,987	8,038,722	4,898,451	5,709,769
Commitments and contingent liabilities
NET ASSETS	$ 20,623,091	$ 23,430,999	$ 17,084,264	$ 14,406,865
NET ASSETS CONSIST OF
Paid-in capital	$ 17,006,657	$ 19,210,505	$ 14,063,605	$ 11,264,366
Accumulated earnings	3,616,434	4,220,494	3,020,659	3,142,499
NET ASSETS	$ 20,623,091	$ 23,430,999	$ 17,084,264	$ 14,406,865
Statements of Assets and Liabilities
25

Statements of Assets and Liabilities  (continued)
October 31, 2025
	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 749,788	$ 855,497	$ 681,007	$ 864,192
Shares outstanding	46,796	51,540	40,528	51,229
Net asset value	$ 16.02	$ 16.60	$ 16.80	$ 16.87
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 1,883,017	$ 1,140,980	$ 338,544	$ 1,838,656
Shares outstanding	117,979	68,960	20,203	109,387
Net asset value	$ 15.96	$ 16.55	$ 16.76	$ 16.81
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 17,990,286	$ 21,434,522	$ 16,064,713	$ 11,704,017
Shares outstanding	1,122,468	1,291,043	955,897	693,290
Net asset value	$ 16.03	$ 16.60	$ 16.81	$ 16.88
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a) Investments, at cost—affiliated	$23,240,379	$27,236,812	$18,947,097	$16,954,767
(b) Securities loaned, at value	$6,084,009	$7,835,271	$4,768,657	$5,556,021
See notes to financial statements.
26
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
October 31, 2025

	BlackRock LifePath® ESG Index 2065 Fund	BlackRock LifePath® ESG Index 2070 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 9,617,456	$ 3,402,977
Receivables:
Investments sold	—	6,732
Securities lending income — affiliated	645	147
Capital shares sold	10,932	675
Dividends — affiliated	2	19
From the Administrator	1,443	1,507
From the Manager	951	320
Total assets	9,631,429	3,412,377
LIABILITIES
Collateral on securities loaned	2,095,127	885,805
Payables:
Investments purchased	—	6,771
Capital shares redeemed	281	1,082
Trustees’ and Officer’s fees	1,839	1,861
Professional fees	17,164	30,058
Service fees	276	24
Total liabilities	2,114,687	925,601
Commitments and contingent liabilities
NET ASSETS	$ 7,516,742	$ 2,486,776
NET ASSETS CONSIST OF
Paid-in capital	$ 5,513,445	$ 2,144,462
Accumulated earnings	2,003,297	342,314
NET ASSETS	$ 7,516,742	$ 2,486,776
NET ASSET VALUE
Institutional
Net assets	$ 261,348	$ 116,521
Shares outstanding	15,636	10,000
Net asset value	$ 16.71	$ 11.65
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 1,365,608	$ 116,278
Shares outstanding	81,981	10,000
Net asset value	$ 16.66	$ 11.63
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 5,889,786	$ 2,253,977
Shares outstanding	352,269	193,360
Net asset value	$ 16.72	$ 11.66
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
(a) Investments, at cost—affiliated	$7,627,420	$3,078,358
(b) Securities loaned, at value	$2,048,444	$866,277
See notes to financial statements.
Statements of Assets and Liabilities
27

Statements of Operations
Year Ended October 31, 2025

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$270,526	$220,257	$174,755	$327,332
Securities lending income — affiliated — net	5,549	3,890	5,214	9,685
Total investment income	276,075	224,147	179,969	337,017
EXPENSES
Professional	21,739	19,294	19,294	19,300
Administration — class specific	14,717	13,889	12,050	24,443
Trustees and Officer	6,670	7,631	7,631	7,666
Investment advisory	4,745	4,356	3,906	7,969
Service — class specific	1,864	3,752	1,195	1,143
Miscellaneous	149	57	56	60
Total expenses	49,884	48,979	44,132	60,581
Less fees waived and/or reimbursed by the Administrator/Manager	(41,875)	(40,386)	(39,886)	(55,007)
Total expenses after fees waived and/or reimbursed	8,009	8,593	4,246	5,574
Net investment income	268,066	215,554	175,723	331,443
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(230,529)	4,371	(51,683)	(75,852)
	(230,529)	4,371	(51,683)	(75,852)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	1,069,770	1,072,880	1,180,395	2,476,215
	1,069,770	1,072,880	1,180,395	2,476,215
Net realized and unrealized gain	839,241	1,077,251	1,128,712	2,400,363
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,107,307	$1,292,805	$1,304,435	$2,731,806
See notes to financial statements.
28
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended October 31, 2025

	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$226,755	$214,789	$145,564	$143,665
Securities lending income — affiliated — net	8,209	7,502	6,128	5,147
Total investment income	234,964	222,291	151,692	148,812
EXPENSES
Professional	19,297	19,298	19,295	19,295
Administration — class specific	19,248	20,330	14,357	14,461
Trustees and Officer	7,662	7,666	7,601	7,631
Investment advisory	6,131	6,575	4,688	4,479
Service — class specific	3,683	2,357	721	3,996
Miscellaneous	58	132	57	59
Total expenses	56,079	56,358	46,719	49,921
Less fees waived and/or reimbursed by the Administrator/Manager	(49,675)	(52,231)	(45,201)	(44,427)
Total expenses after fees waived and/or reimbursed	6,404	4,127	1,518	5,494
Net investment income	228,560	218,164	150,174	143,318
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(47,175)	(76,778)	(60,675)	(44,575)
	(47,175)	(76,778)	(60,675)	(44,575)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	2,227,234	2,601,516	1,892,045	1,767,589
	2,227,234	2,601,516	1,892,045	1,767,589
Net realized and unrealized gain	2,180,059	2,524,738	1,831,370	1,723,014
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,408,619	$2,742,902	$1,981,544	$1,866,332
See notes to financial statements.
Statements of Operations
29

Statements of Operations  (continued)
Year Ended October 31, 2025

	BlackRock LifePath® ESG Index 2065 Fund	BlackRock LifePath® ESG Index 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$89,521	$40,682
Securities lending income — affiliated — net	3,858	874
Total investment income	93,379	41,556
EXPENSES
Professional	19,295	15,756
Administration — class specific	8,641	3,257
Trustees and Officer	7,600	8,360
Service — class specific	2,950	258
Investment advisory	2,656	1,051
Miscellaneous	57	56
Total expenses	41,199	28,738
Less fees waived and/or reimbursed by the Administrator/Manager	(37,266)	(28,246)
Total expenses after fees waived and/or reimbursed	3,933	492
Net investment income	89,446	41,064
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(19,265)	(6,306)
	(19,265)	(6,306)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	1,006,660	384,369
	1,006,660	384,369
Net realized and unrealized gain	987,395	378,063
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,076,841	$419,127
See notes to financial statements.
30
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2030 Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$268,066	$105,181	$215,554	$165,077
Net realized gain (loss)	(230,529)	8,583	4,371	32,743
Net change in unrealized appreciation (depreciation)	1,069,770	365,578	1,072,880	977,186
Net increase in net assets resulting from operations	1,107,307	479,342	1,292,805	1,175,006
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,945)	(2,757)	(6,871)	(1,114)
Investor A	(12,847)	(10,412)	(74,855)	(12,649)
Class K	(95,105)	(85,805)	(236,194)	(44,380)
Decrease in net assets resulting from distributions to shareholders	(110,897)	(98,974)	(317,920)	(58,143)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,623,618	4,293,917	8,721,985	(390,704)
NET ASSETS
Total increase in net assets	6,620,028	4,674,285	9,696,870	726,159
Beginning of year	7,584,048	2,909,763	5,995,547	5,269,388
End of year	$14,204,076	$7,584,048	$15,692,417	$5,995,547

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
31

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2035 Fund		BlackRock LifePath® ESG Index 2040 Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$175,723	$94,889	$331,443	$215,329
Net realized gain (loss)	(51,683)	11,049	(75,852)	249,485
Net change in unrealized appreciation (depreciation)	1,180,395	664,420	2,476,215	1,512,673
Net increase in net assets resulting from operations	1,304,435	770,358	2,731,806	1,977,487
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,353)	(3,369)	(19,649)	(3,022)
Investor A	(7,963)	(2,908)	(16,843)	(2,751)
Class K	(131,648)	(39,920)	(556,276)	(64,614)
Decrease in net assets resulting from distributions to shareholders	(143,964)	(46,197)	(592,768)	(70,387)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,298,725	198,079	13,419,879	1,488,232
NET ASSETS
Total increase in net assets	10,459,196	922,240	15,558,917	3,395,332
Beginning of year	4,069,749	3,147,509	10,152,715	6,757,383
End of year	$14,528,945	$4,069,749	$25,711,632	$10,152,715

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
32
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2045 Fund		BlackRock LifePath® ESG Index 2050 Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$228,560	$135,588	$218,164	$145,704
Net realized gain (loss)	(47,175)	50,481	(76,778)	50,682
Net change in unrealized appreciation (depreciation)	2,227,234	1,244,365	2,601,516	1,475,702
Net increase in net assets resulting from operations	2,408,619	1,430,434	2,742,902	1,672,088
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,451)	(1,300)	(4,998)	(1,320)
Investor A	(24,918)	(8,290)	(18,119)	(8,100)
Class K	(180,876)	(33,855)	(202,357)	(39,423)
Decrease in net assets resulting from distributions to shareholders	(210,245)	(43,445)	(225,474)	(48,843)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,404,262	1,497,967	12,919,089	1,694,223
NET ASSETS
Total increase in net assets	13,602,636	2,884,956	15,436,517	3,317,468
Beginning of year	7,020,455	4,135,499	7,994,482	4,677,014
End of year	$20,623,091	$7,020,455	$23,430,999	$7,994,482

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
33

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2055 Fund		BlackRock LifePath® ESG Index 2060 Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$150,174	$88,023	$143,318	$108,113
Net realized gain (loss)	(60,675)	32,579	(44,575)	41,928
Net change in unrealized appreciation (depreciation)	1,892,045	954,540	1,767,589	1,193,872
Net increase in net assets resulting from operations	1,981,544	1,075,142	1,866,332	1,343,913
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,122)	(1,607)	(8,569)	(2,070)
Investor A	(5,310)	(1,745)	(32,062)	(10,426)
Class K	(136,620)	(28,037)	(116,592)	(27,225)
Decrease in net assets resulting from distributions to shareholders	(147,052)	(31,389)	(157,223)	(39,721)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,430,725	684,937	6,619,633	938,853
NET ASSETS
Total increase in net assets	12,265,217	1,728,690	8,328,742	2,243,045
Beginning of year	4,819,047	3,090,357	6,078,123	3,835,078
End of year	$17,084,264	$4,819,047	$14,406,865	$6,078,123

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
34
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2065 Fund		BlackRock LifePath® ESG Index 2070 Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Period from 09/24/24(a) to 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$89,446	$73,210	$41,064	$6,844
Net realized gain (loss)	(19,265)	26,512	(6,306)	11,032
Net change in unrealized appreciation (depreciation)	1,006,660	820,538	384,369	(59,750)
Net increase (decrease) in net assets resulting from operations	1,076,841	920,260	419,127	(41,874)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(3,764)	(1,705)	(1,738)	—
Investor A	(25,317)	(8,760)	(1,671)	—
Class K	(82,518)	(31,915)	(31,530)	—
Decrease in net assets resulting from distributions to shareholders	(111,599)	(42,380)	(34,939)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,482,959	512,874	144,462	2,000,000
NET ASSETS
Total increase in net assets	3,448,201	1,390,754	528,650	1,958,126
Beginning of period	4,068,541	2,677,787	1,958,126	—
End of period	$7,516,742	$4,068,541	$2,486,776	$1,958,126

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
35

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$10.39	$9.00	$8.89	$11.11	$9.79
Net investment income(a)	0.30	0.29	0.25	0.22	0.17
Net realized and unrealized gain (loss)	0.89	1.38	0.09	(2.09)	1.32
Net increase (decrease) from investment operations	1.19	1.67	0.34	(1.87)	1.49
Distributions(b)
From net investment income	(0.10)	(0.28)	(0.23)	(0.21)	(0.17)
From net realized gain	(0.04)	—	—	(0.14)	(0.00)(c)
Total distributions	(0.14)	(0.28)	(0.23)	(0.35)	(0.17)
Net asset value, end of year	$11.44	$10.39	$9.00	$8.89	$11.11
Total Return(d)
Based on net asset value	11.66%	18.55%	3.78%	(17.14)%	15.30%
Ratios to Average Net Assets(e)
Total expenses	0.56%	4.90%(f)	1.19%	1.31%	1.35%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.11%	0.11%	0.12%
Net investment income	2.78%	2.82%	2.64%	2.21%	1.57%
Supplemental Data
Net assets, end of year (000)	$261	$210	$90	$89	$111
Portfolio turnover rate	22%	11%	12%	17%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 0.86% respectively.
See notes to financial statements.
36
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$10.37	$9.00	$8.89	$11.11	$9.79
Net investment income(a)	0.29	0.24	0.22	0.20	0.14
Net realized and unrealized gain (loss)	0.88	1.40	0.10	(2.09)	1.32
Net increase (decrease) from investment operations	1.17	1.64	0.32	(1.89)	1.46
Distributions(b)
From net investment income	(0.10)	(0.27)	(0.21)	(0.19)	(0.14)
From net realized gain	(0.04)	—	—	(0.14)	(0.00)(c)
Total distributions	(0.14)	(0.27)	(0.21)	(0.33)	(0.14)
Net asset value, end of year	$11.40	$10.37	$9.00	$8.89	$11.11
Total Return(d)
Based on net asset value	11.42%	18.30%	3.50%	(17.34)%	15.02%
Ratios to Average Net Assets(e)
Total expenses	0.79%	5.05%(f)	1.44%	1.57%	1.60%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.36%	0.37%
Net investment income	2.71%	2.38%	2.39%	1.98%	1.32%
Supplemental Data
Net assets, end of year (000)	$631	$960	$134	$148	$129
Portfolio turnover rate	22%	11%	12%	17%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 1.03% respectively.
See notes to financial statements.
Financial Highlights
37

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$10.39	$9.00	$8.89	$11.11	$9.79
Net investment income(a)	0.30	0.29	0.26	0.23	0.17
Net realized and unrealized gain (loss)	0.90	1.38	0.09	(2.09)	1.32
Net increase (decrease) from investment operations	1.20	1.67	0.35	(1.86)	1.49
Distributions(b)
From net investment income	(0.10)	(0.28)	(0.24)	(0.22)	(0.17)
From net realized gain	(0.04)	—	—	(0.14)	(0.00)(c)
Total distributions	(0.14)	(0.28)	(0.24)	(0.36)	(0.17)
Net asset value, end of year	$11.45	$10.39	$9.00	$8.89	$11.11
Total Return(d)
Based on net asset value	11.77%	18.60%	3.84%	(17.10)%	15.35%
Ratios to Average Net Assets(e)
Total expenses	0.50%	4.85%(f)	1.10%	1.26%	1.30%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income	2.84%	2.87%	2.76%	2.26%	1.62%
Supplemental Data
Net assets, end of year (000)	$13,313	$6,414	$2,686	$1,615	$2,000
Portfolio turnover rate	22%	11%	12%	17%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 0.81% respectively.
See notes to financial statements.
38
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$11.80	$9.78	$9.48	$11.92	$9.73
Net investment income(a)	0.29	0.31	0.24	0.25	0.17
Net realized and unrealized gain (loss)	1.24	1.81	0.28	(2.39)	2.19
Net increase (decrease) from investment operations	1.53	2.12	0.52	(2.14)	2.36
Distributions(b)
From net investment income	(0.35)	(0.10)	(0.22)	(0.24)	(0.17)
From net realized gain	(0.30)	—	—	(0.06)	(0.00)(c)
Total distributions	(0.65)	(0.10)	(0.22)	(0.30)	(0.17)
Net asset value, end of year	$12.68	$11.80	$9.78	$9.48	$11.92
Total Return(d)
Based on net asset value	13.63%	21.83%	5.48%	(18.24)%	24.34%
Ratios to Average Net Assets(e)
Total expenses	0.59%	0.61%	0.92%	0.92%	1.05%
Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.09%	0.09%	0.08%
Net investment income	2.47%	2.73%	2.40%	2.32%	1.47%
Supplemental Data
Net assets, end of year (000)	$184	$125	$104	$101	$253
Portfolio turnover rate	27%	50%	31%	16%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
39

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$11.77	$9.77	$9.47	$11.91	$9.72
Net investment income(a)	0.27	0.28	0.21	0.21	0.15
Net realized and unrealized gain (loss)	1.22	1.82	0.28	(2.38)	2.19
Net increase (decrease) from investment operations	1.49	2.10	0.49	(2.17)	2.34
Distributions(b)
From net investment income	(0.32)	(0.10)	(0.19)	(0.21)	(0.15)
From net realized gain	(0.30)	—	—	(0.06)	(0.00)(c)
Total distributions	(0.62)	(0.10)	(0.19)	(0.27)	(0.15)
Net asset value, end of year	$12.64	$11.77	$9.77	$9.47	$11.91
Total Return(d)
Based on net asset value	13.32%	21.59%	5.16%	(18.44)%	24.17%
Ratios to Average Net Assets(e)
Total expenses	0.84%	0.86%	1.17%	1.19%	1.25%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.34%	0.34%	0.33%
Net investment income	2.27%	2.49%	2.08%	2.01%	1.31%
Supplemental Data
Net assets, end of year (000)	$1,729	$1,414	$1,109	$1,018	$1,246
Portfolio turnover rate	27%	50%	31%	16%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
40
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$11.80	$9.78	$9.48	$11.92	$9.73
Net investment income(a)	0.30	0.30	0.25	0.25	0.18
Net realized and unrealized gain (loss)	1.23	1.83	0.28	(2.39)	2.18
Net increase (decrease) from investment operations	1.53	2.13	0.53	(2.14)	2.36
Distributions(b)
From net investment income	(0.35)	(0.11)	(0.23)	(0.24)	(0.17)
From net realized gain	(0.30)	—	—	(0.06)	(0.00)(c)
Total distributions	(0.65)	(0.11)	(0.23)	(0.30)	(0.17)
Net asset value, end of year	$12.68	$11.80	$9.78	$9.48	$11.92
Total Return(d)
Based on net asset value	13.67%	21.84%	5.55%	(18.18)%	24.40%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.56%	0.86%	0.89%	1.01%
Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.04%	0.04%	0.04%
Net investment income	2.52%	2.72%	2.50%	2.31%	1.60%
Supplemental Data
Net assets, end of year (000)	$13,779	$4,456	$4,057	$1,756	$2,146
Portfolio turnover rate	27%	50%	31%	16%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
41

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$12.32	$10.02	$9.67	$12.34	$9.69
Net investment income(a)	0.27	0.30	0.24	0.26	0.20
Net realized and unrealized gain (loss)	1.60	2.15	0.37	(2.53)	2.65
Net increase (decrease) from investment operations	1.87	2.45	0.61	(2.27)	2.85
Distributions(b)
From net investment income	(0.24)	(0.11)	(0.23)	(0.25)	(0.20)
From net realized gain	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(c)
Total distributions	(0.33)	(0.15)	(0.26)	(0.40)	(0.20)
Net asset value, end of year	$13.86	$12.32	$10.02	$9.67	$12.34
Total Return(d)
Based on net asset value	15.57%	24.57%	6.32%	(18.79)%	29.53%
Ratios to Average Net Assets(e)
Total expenses	0.63%	0.86%	1.02%	1.17%	1.26%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.08%	0.08%	0.07%
Net investment income	2.13%	2.59%	2.29%	2.37%	1.70%
Supplemental Data
Net assets, end of year (000)	$549	$161	$232	$117	$148
Portfolio turnover rate	12%	17%	14%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
42
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$12.29	$10.02	$9.66	$12.34	$9.69
Net investment income(a)	0.24	0.27	0.21	0.23	0.17
Net realized and unrealized gain (loss)	1.60	2.14	0.39	(2.53)	2.65
Net increase (decrease) from investment operations	1.84	2.41	0.60	(2.30)	2.82
Distributions(b)
From net investment income	(0.22)	(0.10)	(0.21)	(0.23)	(0.17)
From net realized gain	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(c)
Total distributions	(0.31)	(0.14)	(0.24)	(0.38)	(0.17)
Net asset value, end of year	$13.82	$12.29	$10.02	$9.66	$12.34
Total Return(d)
Based on net asset value	15.30%	24.19%	6.16%	(19.07)%	29.24%
Ratios to Average Net Assets(e)
Total expenses	0.88%	1.10%	1.27%	1.42%	1.50%
Total expenses after fees waived and/or reimbursed	0.34%	0.34%	0.33%	0.33%	0.32%
Net investment income	1.92%	2.28%	2.07%	2.14%	1.47%
Supplemental Data
Net assets, end of year (000)	$630	$311	$209	$167	$161
Portfolio turnover rate	12%	17%	14%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
43

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$12.33	$10.02	$9.67	$12.34	$9.69
Net investment income(a)	0.29	0.30	0.25	0.26	0.20
Net realized and unrealized gain (loss)	1.58	2.16	0.37	(2.52)	2.65
Net increase (decrease) from investment operations	1.87	2.46	0.62	(2.26)	2.85
Distributions(b)
From net investment income	(0.25)	(0.11)	(0.24)	(0.26)	(0.20)
From net realized gain	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(c)
Total distributions	(0.34)	(0.15)	(0.27)	(0.41)	(0.20)
Net asset value, end of year	$13.86	$12.33	$10.02	$9.67	$12.34
Total Return(d)
Based on net asset value	15.59%	24.68%	6.36%	(18.74)%	29.59%
Ratios to Average Net Assets(e)
Total expenses	0.54%	0.81%	0.97%	1.12%	1.22%
Total expenses after fees waived and/or reimbursed	0.03%	0.04%	0.03%	0.03%	0.02%
Net investment income	2.27%	2.59%	2.37%	2.43%	1.75%
Supplemental Data
Net assets, end of year (000)	$13,350	$3,597	$2,706	$2,049	$2,222
Portfolio turnover rate	12%	17%	14%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
44
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$13.24	$10.50	$9.91	$12.73	$9.65
Net investment income(a)	0.28	0.30	0.24	0.26	0.19
Net realized and unrealized gain (loss)	1.90	2.55	0.57	(2.70)	3.09
Net increase (decrease) from investment operations	2.18	2.85	0.81	(2.44)	3.28
Distributions(b)
From net investment income	(0.26)	(0.11)	(0.22)	(0.26)	(0.20)
From net realized gain	(0.36)	—	—	(0.12)	(0.00)(c)
Total distributions	(0.62)	(0.11)	(0.22)	(0.38)	(0.20)
Net asset value, end of year	$14.80	$13.24	$10.50	$9.91	$12.73
Total Return(d)
Based on net asset value	17.18%	27.24%	8.15%	(19.53)%	34.16%
Ratios to Average Net Assets(e)
Total expenses	0.42%	0.50%	0.85%	1.08%	1.20%
Total expenses after fees waived and/or reimbursed	0.07%	0.08%	0.07%	0.06%	0.06%
Net investment income	2.07%	2.38%	2.23%	2.36%	1.60%
Supplemental Data
Net assets, end of year (000)	$1,528	$417	$296	$264	$305
Portfolio turnover rate	20%	55%	22%	13%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
45

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$13.21	$10.49	$9.91	$12.73	$9.65
Net investment income(a)	0.24	0.27	0.21	0.23	0.17
Net realized and unrealized gain (loss)	1.90	2.55	0.57	(2.70)	3.08
Net increase (decrease) from investment operations	2.14	2.82	0.78	(2.47)	3.25
Distributions(b)
From net investment income	(0.23)	(0.10)	(0.20)	(0.23)	(0.17)
From net realized gain	(0.36)	—	—	(0.12)	(0.00)(c)
Total distributions	(0.59)	(0.10)	(0.20)	(0.35)	(0.17)
Net asset value, end of year	$14.76	$13.21	$10.49	$9.91	$12.73
Total Return(d)
Based on net asset value	16.85%	27.01%	7.78%	(19.73)%	33.83%
Ratios to Average Net Assets(e)
Total expenses	0.68%	0.75%	1.10%	1.32%	1.48%
Total expenses after fees waived and/or reimbursed	0.33%	0.33%	0.32%	0.31%	0.31%
Net investment income	1.78%	2.14%	1.98%	2.07%	1.43%
Supplemental Data
Net assets, end of year (000)	$542	$372	$248	$233	$180
Portfolio turnover rate	20%	55%	22%	13%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
46
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$13.24	$10.50	$9.91	$12.73	$9.65
Net investment income(a)	0.28	0.30	0.26	0.27	0.21
Net realized and unrealized gain (loss)	1.91	2.55	0.56	(2.70)	3.07
Net increase (decrease) from investment operations	2.19	2.85	0.82	(2.43)	3.28
Distributions(b)
From net investment income	(0.27)	(0.11)	(0.23)	(0.27)	(0.20)
From net realized gain	(0.36)	—	—	(0.12)	(0.00)(c)
Total distributions	(0.63)	(0.11)	(0.23)	(0.39)	(0.20)
Net asset value, end of year	$14.80	$13.24	$10.50	$9.91	$12.73
Total Return(d)
Based on net asset value	17.26%	27.26%	8.22%	(19.49)%	34.20%
Ratios to Average Net Assets(e)
Total expenses	0.37%	0.45%	0.77%	1.02%	1.18%
Total expenses after fees waived and/or reimbursed	0.02%	0.03%	0.02%	0.01%	0.01%
Net investment income	2.09%	2.40%	2.38%	2.44%	1.74%
Supplemental Data
Net assets, end of year (000)	$23,642	$9,364	$6,213	$2,254	$2,292
Portfolio turnover rate	20%	55%	22%	13%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
47

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$13.80	$10.75	$10.13	$13.06	$9.62
Net investment income(a)	0.26	0.29	0.23	0.27	0.21
Net realized and unrealized gain (loss)	2.29	2.87	0.61	(2.85)	3.43
Net increase (decrease) from investment operations	2.55	3.16	0.84	(2.58)	3.64
Distributions(b)
From net investment income	(0.25)	(0.11)	(0.22)	(0.27)	(0.20)
From net realized gain	(0.08)	—	—	(0.08)	—
Total distributions	(0.33)	(0.11)	(0.22)	(0.35)	(0.20)
Net asset value, end of year	$16.02	$13.80	$10.75	$10.13	$13.06
Total Return(c)
Based on net asset value	18.84%	29.51%	8.29%	(20.08)%	38.08%
Ratios to Average Net Assets(d)
Total expenses	0.48%	0.61%	0.81%	0.99%	1.21%
Total expenses after fees waived and/or reimbursed	0.06%	0.07%	0.06%	0.05%	0.05%
Net investment income	1.79%	2.22%	2.06%	2.36%	1.72%
Supplemental Data
Net assets, end of year (000)	$750	$184	$127	$105	$131
Portfolio turnover rate	21%	18%	15%	15%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
48
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$13.75	$10.74	$10.12	$13.05	$9.62
Net investment income(a)	0.23	0.26	0.20	0.24	0.17
Net realized and unrealized gain (loss)	2.28	2.85	0.62	(2.84)	3.44
Net increase (decrease) from investment operations	2.51	3.11	0.82	(2.60)	3.61
Distributions(b)
From net investment income	(0.22)	(0.10)	(0.20)	(0.25)	(0.18)
From net realized gain	(0.08)	—	—	(0.08)	—
Total distributions	(0.30)	(0.10)	(0.20)	(0.33)	(0.18)
Net asset value, end of year	$15.96	$13.75	$10.74	$10.12	$13.05
Total Return(c)
Based on net asset value	18.60%	29.09%	8.03%	(20.27)%	37.74%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.87%	1.06%	1.23%	1.42%
Total expenses after fees waived and/or reimbursed	0.32%	0.32%	0.31%	0.30%	0.30%
Net investment income	1.59%	2.04%	1.81%	2.11%	1.40%
Supplemental Data
Net assets, end of year (000)	$1,883	$1,025	$803	$693	$365
Portfolio turnover rate	21%	18%	15%	15%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
49

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$13.81	$10.75	$10.13	$13.06	$9.62
Net investment income(a)	0.28	0.28	0.24	0.28	0.21
Net realized and unrealized gain (loss)	2.28	2.89	0.61	(2.85)	3.44
Net increase (decrease) from investment operations	2.56	3.17	0.85	(2.57)	3.65
Distributions(b)
From net investment income	(0.26)	(0.11)	(0.23)	(0.28)	(0.21)
From net realized gain	(0.08)	—	—	(0.08)	—
Total distributions	(0.34)	(0.11)	(0.23)	(0.36)	(0.21)
Net asset value, end of year	$16.03	$13.81	$10.75	$10.13	$13.06
Total Return(c)
Based on net asset value	18.91%	29.62%	8.34%	(20.03)%	38.15%
Ratios to Average Net Assets(d)
Total expenses	0.42%	0.56%	0.76%	0.93%	1.16%
Total expenses after fees waived and/or reimbursed	0.02%	0.02%	0.01%	— %	— %
Net investment income	1.90%	2.20%	2.12%	2.49%	1.77%
Supplemental Data
Net assets, end of year (000)	$17,990	$5,812	$3,205	$2,574	$2,351
Portfolio turnover rate	21%	18%	15%	15%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
50
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.16	$10.90	$10.21	$13.22	$9.61
Net investment income(a)	0.24	0.28	0.22	0.27	0.20
Net realized and unrealized gain (loss)	2.54	3.09	0.69	(2.93)	3.61
Net increase (decrease) from investment operations	2.78	3.37	0.91	(2.66)	3.81
Distributions(b)
From net investment income	(0.26)	(0.11)	(0.22)	(0.27)	(0.20)
From net realized gain	(0.08)	—	—	(0.08)	—
Total distributions	(0.34)	(0.11)	(0.22)	(0.35)	(0.20)
Net asset value, end of year	$16.60	$14.16	$10.90	$10.21	$13.22
Total Return(c)
Based on net asset value	20.04%	31.03%	8.84%	(20.46)%	39.90%
Ratios to Average Net Assets(d)
Total expenses	0.46%	0.57%	0.77%	1.01%	1.21%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	1.61%	2.10%	1.97%	2.31%	1.68%
Supplemental Data
Net assets, end of year (000)	$855	$204	$131	$108	$132
Portfolio turnover rate	17%	16%	15%	14%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
51

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.12	$10.88	$10.21	$13.21	$9.61
Net investment income(a)	0.21	0.26	0.20	0.22	0.17
Net realized and unrealized gain (loss)	2.52	3.08	0.66	(2.90)	3.61
Net increase (decrease) from investment operations	2.73	3.34	0.86	(2.68)	3.78
Distributions(b)
From net investment income	(0.22)	(0.10)	(0.19)	(0.24)	(0.18)
From net realized gain	(0.08)	—	—	(0.08)	—
Total distributions	(0.30)	(0.10)	(0.19)	(0.32)	(0.18)
Net asset value, end of year	$16.55	$14.12	$10.88	$10.21	$13.21
Total Return(c)
Based on net asset value	19.71%	30.84%	8.42%	(20.58)%	39.49%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.83%	1.01%	1.26%	1.44%
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	1.45%	1.99%	1.75%	1.92%	1.41%
Supplemental Data
Net assets, end of year (000)	$1,141	$851	$679	$263	$243
Portfolio turnover rate	17%	16%	15%	14%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
52
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.17	$10.90	$10.21	$13.22	$9.61
Net investment income(a)	0.25	0.28	0.23	0.28	0.21
Net realized and unrealized gain (loss)	2.53	3.10	0.68	(2.94)	3.61
Net increase (decrease) from investment operations	2.78	3.38	0.91	(2.66)	3.82
Distributions(b)
From net investment income	(0.27)	(0.11)	(0.22)	(0.27)	(0.21)
From net realized gain	(0.08)	—	—	(0.08)	—
Total distributions	(0.35)	(0.11)	(0.22)	(0.35)	(0.21)
Net asset value, end of year	$16.60	$14.17	$10.90	$10.21	$13.22
Total Return(c)
Based on net asset value	20.03%	31.14%	8.89%	(20.41)%	39.96%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.52%	0.72%	0.94%	1.16%
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	— %	— %
Net investment income	1.68%	2.11%	2.04%	2.46%	1.74%
Supplemental Data
Net assets, end of year (000)	$21,435	$6,939	$3,867	$3,027	$2,379
Portfolio turnover rate	17%	16%	15%	14%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
53

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.24	$10.90	$10.21	$13.25	$9.61
Net investment income(a)	0.24	0.27	0.21	0.27	0.21
Net realized and unrealized gain (loss)	2.64	3.18	0.71	(2.93)	3.63
Net increase (decrease) from investment operations	2.88	3.45	0.92	(2.66)	3.84
Distributions(b)
From net investment income	(0.23)	(0.11)	(0.22)	(0.27)	(0.20)
From net realized gain	(0.09)	(0.00)(c)	(0.01)	(0.11)	—
Total distributions	(0.32)	(0.11)	(0.23)	(0.38)	(0.20)
Net asset value, end of year	$16.80	$14.24	$10.90	$10.21	$13.25
Total Return(d)
Based on net asset value	20.64%	31.80%	8.91%	(20.47)%	40.22%
Ratios to Average Net Assets(e)
Total expenses	0.56%	0.77%	1.00%	1.11%	1.22%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	1.57%	2.05%	1.86%	2.33%	1.69%
Supplemental Data
Net assets, end of year (000)	$681	$222	$158	$106	$133
Portfolio turnover rate	13%	13%	14%	15%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
54
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.21	$10.90	$10.20	$13.25	$9.60
Net investment income(a)	0.21	0.24	0.19	0.24	0.18
Net realized and unrealized gain (loss)	2.63	3.17	0.71	(2.94)	3.65
Net increase (decrease) from investment operations	2.84	3.41	0.90	(2.70)	3.83
Distributions(b)
From net investment income	(0.20)	(0.10)	(0.19)	(0.24)	(0.18)
From net realized gain	(0.09)	(0.00)(c)	(0.01)	(0.11)	—
Total distributions	(0.29)	(0.10)	(0.20)	(0.35)	(0.18)
Net asset value, end of year	$16.76	$14.21	$10.90	$10.20	$13.25
Total Return(d)
Based on net asset value	20.35%	31.45%	8.76%	(20.74)%	40.05%
Ratios to Average Net Assets(e)
Total expenses	0.82%	1.02%	1.25%	1.36%	1.47%
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	1.42%	1.83%	1.67%	2.06%	1.44%
Supplemental Data
Net assets, end of year (000)	$339	$252	$185	$148	$175
Portfolio turnover rate	13%	13%	14%	15%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
55

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.24	$10.90	$10.21	$13.25	$9.61
Net investment income(a)	0.24	0.27	0.22	0.28	0.21
Net realized and unrealized gain (loss)	2.67	3.18	0.70	(2.93)	3.64
Net increase (decrease) from investment operations	2.91	3.45	0.92	(2.65)	3.85
Distributions(b)
From net investment income	(0.25)	(0.11)	(0.22)	(0.28)	(0.21)
From net realized gain	(0.09)	(0.00)(c)	(0.01)	(0.11)	—
Total distributions	(0.34)	(0.11)	(0.23)	(0.39)	(0.21)
Net asset value, end of year	$16.81	$14.24	$10.90	$10.21	$13.25
Total Return(d)
Based on net asset value	20.80%	31.82%	8.97%	(20.43)%	40.29%
Ratios to Average Net Assets(e)
Total expenses	0.49%	0.72%	0.95%	1.06%	1.18%
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	— %	— %
Net investment income	1.61%	2.05%	1.98%	2.43%	1.74%
Supplemental Data
Net assets, end of year (000)	$16,065	$4,345	$2,748	$2,296	$2,385
Portfolio turnover rate	13%	13%	14%	15%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
56
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.31	$10.95	$10.24	$13.25	$9.61
Net investment income(a)	0.25	0.27	0.22	0.27	0.20
Net realized and unrealized gain (loss)	2.65	3.19	0.70	(2.95)	3.65
Net increase (decrease) from investment operations	2.90	3.46	0.92	(2.68)	3.85
Distributions(b)
From net investment income	(0.26)	(0.10)	(0.21)	(0.26)	(0.21)
From net realized gain	(0.08)	—	—	(0.07)	—
Total distributions	(0.34)	(0.10)	(0.21)	(0.33)	(0.21)
Net asset value, end of year	$16.87	$14.31	$10.95	$10.24	$13.25
Total Return(c)
Based on net asset value	20.66%	31.78%	8.96%	(20.53)%	40.24%
Ratios to Average Net Assets(d)
Total expenses	0.56%	0.67%	0.90%	1.04%	1.19%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	1.65%	2.04%	1.94%	2.31%	1.66%
Supplemental Data
Net assets, end of year (000)	$864	$345	$216	$159	$196
Portfolio turnover rate	13%	14%	14%	20%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
57

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.26	$10.93	$10.23	$13.24	$9.60
Net investment income(a)	0.21	0.25	0.18	0.24	0.18
Net realized and unrealized gain (loss)	2.65	3.18	0.71	(2.94)	3.64
Net increase (decrease) from investment operations	2.86	3.43	0.89	(2.70)	3.82
Distributions(b)
From net investment income	(0.23)	(0.10)	(0.19)	(0.24)	(0.18)
From net realized gain	(0.08)	—	—	(0.07)	—
Total distributions	(0.31)	(0.10)	(0.19)	(0.31)	(0.18)
Net asset value, end of year	$16.81	$14.26	$10.93	$10.23	$13.24
Total Return(c)
Based on net asset value	20.37%	31.52%	8.68%	(20.75)%	40.02%
Ratios to Average Net Assets(d)
Total expenses	0.82%	0.92%	1.15%	1.30%	1.41%
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	1.42%	1.87%	1.58%	2.05%	1.42%
Supplemental Data
Net assets, end of year (000)	$1,839	$1,504	$859	$222	$351
Portfolio turnover rate	13%	14%	14%	20%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
58
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.32	$10.95	$10.24	$13.25	$9.61
Net investment income(a)	0.25	0.28	0.22	0.27	0.21
Net realized and unrealized gain (loss)	2.66	3.20	0.71	(2.94)	3.64
Net increase (decrease) from investment operations	2.91	3.48	0.93	(2.67)	3.85
Distributions(b)
From net investment income	(0.27)	(0.11)	(0.22)	(0.27)	(0.21)
From net realized gain	(0.08)	—	—	(0.07)	—
Total distributions	(0.35)	(0.11)	(0.22)	(0.34)	(0.21)
Net asset value, end of year	$16.88	$14.32	$10.95	$10.24	$13.25
Total Return(c)
Based on net asset value	20.70%	31.89%	9.01%	(20.48)%	40.30%
Ratios to Average Net Assets(d)
Total expenses	0.50%	0.62%	0.85%	0.99%	1.15%
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	— %	— %
Net investment income	1.64%	2.08%	1.98%	2.37%	1.75%
Supplemental Data
Net assets, end of year (000)	$11,704	$4,229	$2,761	$2,370	$2,385
Portfolio turnover rate	13%	14%	14%	20%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
59

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund
	Institutional
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.19	$10.90	$10.21	$13.25	$9.61
Net investment income(a)	0.25	0.27	0.22	0.27	0.21
Net realized and unrealized gain (loss)	2.63	3.18	0.71	(2.93)	3.64
Net increase (decrease) from investment operations	2.88	3.45	0.93	(2.66)	3.85
Distributions(b)
From net investment income	(0.26)	(0.11)	(0.22)	(0.27)	(0.21)
From net realized gain	(0.10)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.36)	(0.16)	(0.24)	(0.38)	(0.21)
Net asset value, end of year	$16.71	$14.19	$10.90	$10.21	$13.25
Total Return(c)
Based on net asset value	20.73%	31.91%	9.03%	(20.46)%	40.24%
Ratios to Average Net Assets(d)
Total expenses	0.76%	0.87%	1.17%	1.18%	1.22%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	1.71%	2.06%	1.96%	2.31%	1.70%
Supplemental Data
Net assets, end of year (000)	$261	$149	$114	$103	$132
Portfolio turnover rate	13%	11%	15%	15%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
60
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Investor A
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.15	$10.89	$10.21	$13.24	$9.60
Net investment income(a)	0.22	0.23	0.18	0.24	0.17
Net realized and unrealized gain (loss)	2.62	3.19	0.71	(2.92)	3.65
Net increase (decrease) from investment operations	2.84	3.42	0.89	(2.68)	3.82
Distributions(b)
From net investment income	(0.23)	(0.11)	(0.19)	(0.24)	(0.18)
From net realized gain	(0.10)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.33)	(0.16)	(0.21)	(0.35)	(0.18)
Net asset value, end of year	$16.66	$14.15	$10.89	$10.21	$13.24
Total Return(c)
Based on net asset value	20.45%	31.60%	8.71%	(20.59)%	39.95%
Ratios to Average Net Assets(d)
Total expenses	1.02%	1.11%	1.41%	1.43%	1.47%
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	1.47%	1.74%	1.64%	2.05%	1.43%
Supplemental Data
Net assets, end of year (000)	$1,366	$1,057	$463	$160	$155
Portfolio turnover rate	13%	11%	15%	15%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
61

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Class K
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of year	$14.19	$10.90	$10.21	$13.25	$9.61
Net investment income(a)	0.26	0.28	0.23	0.27	0.21
Net realized and unrealized gain (loss)	2.64	3.17	0.70	(2.92)	3.64
Net increase (decrease) from investment operations	2.90	3.45	0.93	(2.65)	3.85
Distributions(b)
From net investment income	(0.27)	(0.11)	(0.22)	(0.28)	(0.21)
From net realized gain	(0.10)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.37)	(0.16)	(0.24)	(0.39)	(0.21)
Net asset value, end of year	$16.72	$14.19	$10.90	$10.21	$13.25
Total Return(c)
Based on net asset value	20.87%	31.92%	9.08%	(20.42)%	40.31%
Ratios to Average Net Assets(d)
Total expenses	0.70%	0.82%	1.12%	1.13%	1.17%
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	— %	— %
Net investment income	1.75%	2.12%	2.01%	2.36%	1.75%
Supplemental Data
Net assets, end of year (000)	$5,890	$2,863	$2,101	$1,881	$2,385
Portfolio turnover rate	13%	11%	15%	15%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
62
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2070 Fund
	Institutional
	Year Ended 10/31/25	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$9.79	$10.00
Net investment income(b)	0.20	0.03
Net realized and unrealized gain (loss)	1.84	(0.24)
Net increase (decrease) from investment operations	2.04	(0.21)
Distributions(c)
From net investment income	(0.12)	—
From net realized gain	(0.06)	—
Total distributions	(0.18)	—
Net asset value, end of period	$11.65	$9.79
Total Return(d)
Based on net asset value	21.09%	(2.10)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.40%	1.27%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%	0.06%(g)
Net investment income	1.93%	3.27%(g)
Supplemental Data
Net assets, end of period (000)	$117	$98
Portfolio turnover rate	13%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.65%.

See notes to financial statements.
Financial Highlights
63

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2070 Fund (continued)
	Investor A
	Year Ended 10/31/25	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$9.79	$10.00
Net investment income(b)	0.17	0.03
Net realized and unrealized gain (loss)	1.84	(0.24)
Net increase (decrease) from investment operations	2.01	(0.21)
Distributions(c)
From net investment income	(0.11)	—
From net realized gain	(0.06)	—
Total distributions	(0.17)	—
Net asset value, end of period	$11.63	$9.79
Total Return(d)
Based on net asset value	20.80%	(2.10)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.66%	1.52%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%	0.30%(g)
Net investment income	1.68%	3.02%(g)
Supplemental Data
Net assets, end of period (000)	$116	$98
Portfolio turnover rate	13%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.90%.

See notes to financial statements.
64
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2070 Fund (continued)
	Class K
	Year Ended 10/31/25	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$9.79	$10.00
Net investment income(b)	0.20	0.03
Net realized and unrealized gain (loss)	1.85	(0.24)
Net increase (decrease) from investment operations	2.05	(0.21)
Distributions(c)
From net investment income	(0.12)	—
From net realized gain	(0.06)	—
Total distributions	(0.18)	—
Net asset value, end of period	$11.66	$9.79
Total Return(d)
Based on net asset value	21.21%	(2.10)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.35%	1.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%	0.01%(g)
Net investment income	1.97%	3.31%(g)
Supplemental Data
Net assets, end of period (000)	$2,254	$1,762
Portfolio turnover rate	13%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.60%.

See notes to financial statements.
Financial Highlights
65

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified
BlackRock LifePath® ESG Index 2070 Fund	LifePath ESG Index 2070 Fund	Diversified
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Prior Year Reorganization: The Board of Trustees (the "Board") of LifePath ESG Index Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath® ESG Index 2025 (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	10,000	1.02552467	Institutional	10,255
Investor A	39,521	1.02705827	Investor A	40,590
Class K	289,762	1.02514510	Class K	297,048
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$3,679,264
Paid-in-capital	3,414,526
Accumulated earnings	264,738
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $3,960,440. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $7,639,704. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
LifePath ESG Index 2025 Fund	$ 3,693,120	$ 3,280,613
66
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, and investment strategies and identical investment policies, restrictions and risks.. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on November 1, 2023, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended October 31, 2024, were as follows:
• Net investment income (loss): $ 231,172
• Net realized and change in unrealized gain/loss on investments: $ 919,138
• Net increase/decrease in net assets resulting from operations: $ 1,150,310
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath ESG Index Retirement Fund in connection with the reorganization were expensed by LifePath ESG Index Retirement Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements
67

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
68
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath ESG Index Retirement Fund
Barclays Bank PLC	$ 38,544	$ (38,544)	$ —	$ —
BofA Securities, Inc.	2,295,844	(2,295,844)	—	—
J.P. Morgan Securities LLC	532,529	(532,529)	—	—
RBC Capital Markets LLC	175,283	(175,283)	—	—
	$ 3,042,200	$ (3,042,200)	$ —	$ —
LifePath ESG Index 2030 Fund
Barclays Bank PLC	$ 18,128	$ (18,128)	$ —	$ —
BNP Paribas SA	94,120	(94,120)	—	—
J.P. Morgan Securities LLC	2,022,251	(2,022,251)	—	—
RBC Capital Markets LLC	262,543	(262,543)	—	—
	$ 2,397,042	$ (2,397,042)	$ —	$ —
LifePath ESG Index 2035 Fund
Barclays Bank PLC	$ 193	$ (193)	$ —	$ —
BMO Capital Markets Corp.	229	(229)	—	—
BofA Securities, Inc.	1,091,792	(1,091,792)	—	—
Citigroup Global Markets, Inc.	3,662,398	(3,662,398)	—	—
J.P. Morgan Securities LLC	457	(457)	—	—
RBC Capital Markets LLC	540,041	(540,041)	—	—
	$ 5,295,110	$ (5,295,110)	$ —	$ —
LifePath ESG Index 2040 Fund
Barclays Bank PLC	$ 56,472	$ (56,472)	$ —	$ —
BMO Capital Markets Corp.	381	(381)	—	—
BNP Paribas SA	26,814	(26,814)	—	—
BofA Securities, Inc.	1,159,210	(1,159,210)	—	—
J.P. Morgan Securities LLC	2,375,867	(2,375,867)	—	—
RBC Capital Markets LLC	938,528	(938,528)	—	—
	$ 4,557,272	$ (4,557,272)	$ —	$ —
LifePath ESG Index 2045 Fund
BNP Paribas SA	$ 7,284	$ (7,284)	$ —	$ —
BofA Securities, Inc.	367,068	(367,068)	—	—
Citigroup Global Markets, Inc.	3,772,519	(3,772,519)	—	—
J.P. Morgan Securities LLC	1,365,258	(1,365,258)	—	—
RBC Capital Markets LLC	571,880	(571,880)	—	—
	$ 6,084,009	$ (6,084,009)	$ —	$ —
LifePath ESG Index 2050 Fund
Barclays Bank PLC	$ 226,687	$ (226,687)	$ —	$ —
BMO Capital Markets Corp.	1,296	(1,296)	—	—
BNP Paribas SA	307,329	(307,329)	—	—
BofA Securities, Inc.	5,308,090	(5,308,090)	—	—
J.P. Morgan Securities LLC	1,052,846	(1,052,846)	—	—
RBC Capital Markets LLC	939,023	(939,023)	—	—
	$ 7,835,271	$ (7,835,271)	$ —	$ —
LifePath ESG Index 2055 Fund
BMO Capital Markets Corp.	$ 4,115	$ (4,115)	$ —	$ —
BNP Paribas SA	214,783	(214,783)	—	—
BofA Securities, Inc.	2,993,398	(2,993,398)	—	—
J.P. Morgan Securities LLC	362,413	(362,413)	—	—
RBC Capital Markets LLC	1,193,948	(1,193,948)	—	—
	$ 4,768,657	$ (4,768,657)	$ —	$ —
LifePath ESG Index 2060 Fund
Barclays Bank PLC	$ 4,625	$ (4,625)	$ —	$ —
BNP Paribas SA	226,891	(226,891)	—	—
BofA Securities, Inc.	2,268,292	(2,268,292)	—	—
Citigroup Global Markets, Inc.	1,183,195	(1,183,195)	—	—
J.P. Morgan Securities LLC	1,400,973	(1,400,973)	—	—
RBC Capital Markets LLC	472,045	(472,045)	—	—
	$ 5,556,021	$ (5,556,021)	$ —	$ —
Notes to Financial Statements
69

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath ESG Index 2065 Fund
Barclays Bank PLC	$ 14,213	$ (14,213)	$ —	$ —
BMO Capital Markets Corp.	251,950	(251,950)	—	—
BNP Paribas SA	9,412	(9,412)	—	—
BofA Securities, Inc.	1,581,224	(1,581,224)	—	—
J.P. Morgan Securities LLC	14,055	(14,055)	—	—
RBC Capital Markets LLC	177,590	(177,590)	—	—
	$ 2,048,444	$ (2,048,444)	$ —	$ —
LifePath ESG Index 2070 Fund
BNP Paribas SA	$ 79,280	$ (79,280)	$ —	$ —
BofA Securities, Inc.	709,280	(709,280)	—	—
J.P. Morgan Securities LLC	1,507	(1,507)	—	—
RBC Capital Markets LLC	76,210	(76,210)	—	—
	$ 866,277	$ (866,277)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended October 31, 2025, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
LifePath ESG Index Retirement Fund	$ 1,864
LifePath ESG Index 2030 Fund	3,752
LifePath ESG Index 2035 Fund	1,195
LifePath ESG Index 2040 Fund	1,143
LifePath ESG Index 2045 Fund	3,683
LifePath ESG Index 2050 Fund	2,357
LifePath ESG Index 2055 Fund	721
LifePath ESG Index 2060 Fund	3,996
LifePath ESG Index 2065 Fund	2,950
LifePath ESG Index 2070 Fund	258
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”) to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
70
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For the year ended October 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	$ 436	$ 1,491	$ 12,790	$ 14,717
LifePath ESG Index 2030 Fund	280	3,001	10,608	13,889
LifePath ESG Index 2035 Fund	374	956	10,720	12,050
LifePath ESG Index 2040 Fund	1,224	914	22,305	24,443
LifePath ESG Index 2045 Fund	472	2,947	15,829	19,248
LifePath ESG Index 2050 Fund	531	1,886	17,913	20,330
LifePath ESG Index 2055 Fund	595	576	13,186	14,357
LifePath ESG Index 2060 Fund	900	3,197	10,364	14,461
LifePath ESG Index 2065 Fund	331	2,360	5,950	8,641
LifePath ESG Index 2070 Fund	206	206	2,845	3,257
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended October 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 32
LifePath ESG Index 2030 Fund	50
LifePath ESG Index 2035 Fund	41
LifePath ESG Index 2040 Fund	65
LifePath ESG Index 2045 Fund	56
LifePath ESG Index 2050 Fund	58
LifePath ESG Index 2055 Fund	47
LifePath ESG Index 2060 Fund	37
LifePath ESG Index 2065 Fund	16
LifePath ESG Index 2070 Fund	4
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2026. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 13,434
LifePath ESG Index 2030 Fund	13,411
LifePath ESG Index 2035 Fund	12,920
LifePath ESG Index 2040 Fund	27,976
LifePath ESG Index 2045 Fund	22,660
LifePath ESG Index 2050 Fund	25,209
LifePath ESG Index 2055 Fund	18,258
LifePath ESG Index 2060 Fund	17,464
LifePath ESG Index 2065 Fund	10,354
LifePath ESG Index 2070 Fund	4,126
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2035. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2025, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 28,409
LifePath ESG Index 2030 Fund	26,925
LifePath ESG Index 2035 Fund	26,925
LifePath ESG Index 2040 Fund	26,966
LifePath ESG Index 2045 Fund	26,959
Notes to Financial Statements
71

Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index 2050 Fund	$ 26,964
LifePath ESG Index 2055 Fund	26,896
LifePath ESG Index 2060 Fund	26,926
LifePath ESG Index 2065 Fund	26,896
LifePath ESG Index 2070 Fund	24,116
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath ESG Index Retirement Fund	$ 1,910
LifePath ESG Index 2030 Fund	1,381
LifePath ESG Index 2035 Fund	1,799
LifePath ESG Index 2040 Fund	3,262
LifePath ESG Index 2045 Fund	2,765
LifePath ESG Index 2050 Fund	2,569
LifePath ESG Index 2055 Fund	2,018
LifePath ESG Index 2060 Fund	1,761
LifePath ESG Index 2065 Fund	1,267
LifePath ESG Index 2070 Fund	298
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
72
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

6.
 PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath ESG Index Retirement Fund	$7,810,383	$2,063,139
LifePath ESG Index 2030 Fund	10,924,398	2,331,483
LifePath ESG Index 2035 Fund	10,294,051	967,802
LifePath ESG Index 2040 Fund	16,257,079	3,159,947
LifePath ESG Index 2045 Fund	13,894,408	2,527,854
LifePath ESG Index 2050 Fund	15,055,915	2,189,710
LifePath ESG Index 2055 Fund	11,594,403	1,190,873
LifePath ESG Index 2060 Fund	7,862,346	1,196,354
LifePath ESG Index 2065 Fund	3,159,771	708,310
LifePath ESG Index 2070 Fund	442,889	266,553
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 10/31/25	Year Ended 10/31/24
LifePath ESG Index Retirement Fund
Ordinary income	$ 87,496	$ 98,974
Long-term capital gains	23,401	—
	$ 110,897	$ 98,974
LifePath ESG Index 2030 Fund
Ordinary income	$ 317,920	$ 58,143
LifePath ESG Index 2035 Fund
Ordinary income	$ 121,822	$ 36,227
Long-term capital gains	22,142	9,970
	$ 143,964	$ 46,197
LifePath ESG Index 2040 Fund
Ordinary income	$ 536,621	$ 70,387
Long-term capital gains	56,147	—
	$ 592,768	$ 70,387
LifePath ESG Index 2045 Fund
Ordinary income	$ 185,912	$ 43,445
Long-term capital gains	24,333	—
	$ 210,245	$ 43,445
LifePath ESG Index 2050 Fund
Ordinary income	$ 186,400	$ 48,843
Long-term capital gains	39,074	—
	$ 225,474	$ 48,843
LifePath ESG Index 2055 Fund
Ordinary income	$ 118,859	$ 30,052
Long-term capital gains	28,193	1,337
	$ 147,052	$ 31,389
Notes to Financial Statements
73

Notes to Financial Statements  (continued)

Fund Name	Year Ended 10/31/25	Year Ended 10/31/24
LifePath ESG Index 2060 Fund
Ordinary income	$ 130,972	$ 39,721
Long-term capital gains	26,251	—
	$ 157,223	$ 39,721
LifePath ESG Index 2065 Fund
Ordinary income	$ 89,405	$ 28,773
Long-term capital gains	22,194	13,607
	$ 111,599	$ 42,380
LifePath ESG Index 2070 Fund
Ordinary income	$ 23,906	$ —
Long-term capital gains	11,033	—
	$ 34,939	$ —
As of October 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
LifePath ESG Index Retirement Fund	$ 199,475	$ (102,377)	$ 1,280,536	$ 1,377,634
LifePath ESG Index 2030 Fund	186,263	—	1,665,451	1,851,714
LifePath ESG Index 2035 Fund	133,770	(5,645)	1,702,486	1,830,611
LifePath ESG Index 2040 Fund	227,847	(5,672)	3,698,745	3,920,920
LifePath ESG Index 2045 Fund	161,965	—	3,454,469	3,616,434
LifePath ESG Index 2050 Fund	143,470	(20,677)	4,097,701	4,220,494
LifePath ESG Index 2055 Fund	99,821	(12,289)	2,933,127	3,020,659
LifePath ESG Index 2060 Fund	89,692	(16,883)	3,069,690	3,142,499
LifePath ESG Index 2065 Fund	53,698	(10,397)	1,959,996	2,003,297
LifePath ESG Index 2070 Fund	23,344	(5,327)	324,297	342,314

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath ESG Index Retirement Fund	$ 16,048,564	$ 1,280,536	$ —	$ 1,280,536
LifePath ESG Index 2030 Fund	16,493,556	1,665,451	—	1,665,451
LifePath ESG Index 2035 Fund	18,243,702	1,702,486	—	1,702,486
LifePath ESG Index 2040 Fund	26,672,654	3,698,745	—	3,698,745
LifePath ESG Index 2045 Fund	23,355,896	3,454,469	—	3,454,469
LifePath ESG Index 2050 Fund	27,344,208	4,097,701	—	4,097,701
LifePath ESG Index 2055 Fund	19,025,647	2,933,127	—	2,933,127
LifePath ESG Index 2060 Fund	17,015,802	3,069,690	—	3,069,690
LifePath ESG Index 2065 Fund	7,657,460	1,961,996	(2,000)	1,959,996
LifePath ESG Index 2070 Fund	3,078,680	331,750	(7,453)	324,297
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended October 31, 2025, the Funds did not borrow under the credit agreement.
74
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund
Institutional
Shares sold	2,526	$ 28,741	—	$ —
Shares issued in reorganization	—	—	10,255	108,480
Shares redeemed	(1)	(9)	—	—
	2,525	$ 28,732	10,255	$ 108,480
Investor A
Shares sold	6,083	$ 66,159	38,973	$ 418,432
Shares issued in reinvestment of distributions	974	10,027	726	7,673
Shares issued in reorganization	—	—	40,590	428,430
Shares redeemed	(44,303)	(441,432)	(2,574)	(25,977)
	(37,246)	$ (365,246)	77,715	$ 828,558
Notes to Financial Statements
75

Notes to Financial Statements  (continued)

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund (continued)
Class K
Shares sold	658,146	$ 7,137,152	33,766	$ 343,185
Shares issued in reinvestment of distributions	4,033	41,580	3,413	35,298
Shares issued in reorganization	—	—	297,048	3,142,354
Shares redeemed	(116,624)	(1,218,600)	(15,483)	(163,958)
	545,555	$ 5,960,132	318,744	$ 3,356,879
	510,834	$ 5,623,618	406,714	$ 4,293,917

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2030 Fund
Institutional
Shares sold	28,915	$ 346,325	911	$ 9,959
Shares issued in reinvestment of distributions	34	383	6	66
Shares redeemed	(25,007)	(300,082)	(955)	(11,259)
	3,942	$ 46,626	(38)	$ (1,234)
Investor A
Shares sold	10,944	$ 133,086	19,204	$ 202,774
Shares issued in reinvestment of distributions	6,084	68,628	1,070	11,543
Shares redeemed	(419)	(5,098)	(13,518)	(146,399)
	16,609	$ 196,616	6,756	$ 67,918
Class K
Shares sold	802,433	$ 9,578,390	210,247	$ 2,300,363
Shares issued in reinvestment of distributions	10,516	118,721	2,341	25,258
Shares redeemed	(104,067)	(1,218,368)	(249,978)	(2,783,009)
	708,882	$ 8,478,743	(37,390)	$ (457,388)
	729,433	$ 8,721,985	(30,672)	$ (390,704)

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2035 Fund
Institutional
Shares sold	26,597	$ 366,333	909	$ 11,000
Shares issued in reinvestment of distributions	84	1,029	172	1,915
Shares redeemed	(199)	(2,421)	(11,149)	(126,083)
	26,482	$ 364,941	(10,068)	$ (113,168)
Investor A
Shares sold	20,571	$ 247,513	4,290	$ 49,927
Shares issued in reinvestment of distributions	401	4,874	137	1,521
Shares redeemed	(694)	(9,436)	(23)	(265)
	20,278	$ 242,951	4,404	$ 51,183
Class K
Shares sold	702,866	$ 9,089,996	46,832	$ 543,085
Shares issued in reinvestment of distributions	5,713	69,590	1,215	13,486
Shares redeemed	(37,370)	(468,753)	(26,224)	(296,507)
	671,209	$ 8,690,833	21,823	$ 260,064
	717,969	$ 9,298,725	16,159	$ 198,079
76
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2040 Fund
Institutional
Shares sold	81,906	$ 1,173,258	9,757	$ 120,150
Shares issued in reinvestment of distributions	1,525	19,649	166	1,953
Shares redeemed	(11,628)	(171,050)	(6,596)	(79,500)
	71,803	$ 1,021,857	3,327	$ 42,603
Investor A
Shares sold	7,257	$ 94,179	5,318	$ 60,518
Shares issued in reinvestment of distributions	1,309	16,843	149	1,746
Shares redeemed	(12)	(159)	(983)	(12,249)
	8,554	$ 110,863	4,484	$ 50,015
Class K
Shares sold	1,020,521	$ 14,015,065	466,724	$ 5,641,097
Shares issued in reinvestment of distributions	43,223	556,276	3,840	45,118
Shares redeemed	(173,379)	(2,284,182)	(355,319)	(4,290,601)
	890,365	$ 12,287,159	115,245	$ 1,395,614
	970,722	$ 13,419,879	123,056	$ 1,488,232

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2045 Fund
Institutional
Shares sold	35,110	$ 555,647	1,497	$ 19,177
Shares issued in reinvestment of distributions	85	1,175	18	224
Shares redeemed	(1,740)	(27,654)	(14)	(176)
	33,455	$ 529,168	1,501	$ 19,225
Investor A
Shares sold	42,714	$ 581,153	12,431	$ 148,199
Shares issued in reinvestment of distributions	1,592	21,920	602	7,281
Shares redeemed	(829)	(11,592)	(13,346)	(161,051)
	43,477	$ 591,481	(313)	$ (5,571)
Class K
Shares sold	815,123	$ 12,000,561	175,002	$ 2,164,058
Shares issued in reinvestment of distributions	8,710	120,200	1,175	14,227
Shares redeemed	(122,334)	(1,837,148)	(53,230)	(693,972)
	701,499	$ 10,283,613	122,947	$ 1,484,313
	778,431	$ 11,404,262	124,135	$ 1,497,967

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2050 Fund
Institutional
Shares sold	40,480	$ 663,236	2,445	$ 31,780
Shares issued in reinvestment of distributions	112	1,594	21	256
Shares redeemed	(3,486)	(56,801)	(23)	(300)
	37,106	$ 608,029	2,443	$ 31,736
Investor A
Shares sold	12,777	$ 184,313	25,159	$ 299,217
Shares issued in reinvestment of distributions	1,065	15,096	576	7,093
Shares redeemed	(5,146)	(75,569)	(27,898)	(350,636)
	8,696	$ 123,840	(2,163)	$ (44,326)
Notes to Financial Statements
77

Notes to Financial Statements  (continued)

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2050 Fund (continued)
Class K
Shares sold	897,892	$ 13,613,008	182,813	$ 2,355,023
Shares issued in reinvestment of distributions	9,832	139,518	1,623	20,015
Shares redeemed	(106,533)	(1,565,306)	(49,467)	(668,225)
	801,191	$ 12,187,220	134,969	$ 1,706,813
	846,993	$ 12,919,089	135,249	$ 1,694,223

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2055 Fund
Institutional
Shares sold	31,182	$ 504,999	1,083	$ 14,430
Shares issued in reinvestment of distributions	132	1,890	41	509
Shares redeemed	(6,397)	(105,088)	(23)	(311)
	24,917	$ 401,801	1,101	$ 14,628
Investor A
Shares sold	2,348	$ 33,680	2,678	$ 34,961
Shares issued in reinvestment of distributions	167	2,387	58	721
Shares redeemed	(36)	(551)	(1,954)	(24,179)
	2,479	$ 35,516	782	$ 11,503
Class K
Shares sold	705,300	$ 10,778,779	90,718	$ 1,166,130
Shares issued in reinvestment of distributions	5,345	76,492	648	7,998
Shares redeemed	(59,778)	(861,863)	(38,399)	(515,322)
	650,867	$ 9,993,408	52,967	$ 658,806
	678,263	$ 10,430,725	54,850	$ 684,937

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2060 Fund
Institutional
Shares sold	27,573	$ 443,659	4,400	$ 58,806
Shares issued in reinvestment of distributions	362	5,194	83	1,025
Shares redeemed	(843)	(11,519)	(49)	(660)
	27,092	$ 437,334	4,434	$ 59,171
Investor A
Shares sold	11,805	$ 181,070	51,136	$ 634,853
Shares issued in reinvestment of distributions	2,025	29,038	761	9,430
Shares redeemed	(9,901)	(146,773)	(24,989)	(317,544)
	3,929	$ 63,335	26,908	$ 326,739
Class K
Shares sold	442,179	$ 6,801,811	69,835	$ 920,813
Shares issued in reinvestment of distributions	3,799	54,590	657	8,154
Shares redeemed	(48,064)	(737,437)	(27,190)	(376,024)
	397,914	$ 6,118,964	43,302	$ 552,943
	428,935	$ 6,619,633	74,644	$ 938,853
78
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2065 Fund
Institutional
Shares sold	5,134	$ 83,811	434	$ 6,071
Shares issued in reinvestment of distributions	13	182	6	75
Shares redeemed	(11)	(159)	(393)	(5,523)
	5,136	$ 83,834	47	$ 623
Investor A
Shares sold	11,986	$ 179,861	47,404	$ 586,780
Shares issued in reinvestment of distributions	1,552	22,046	584	7,181
Shares redeemed	(6,266)	(92,679)	(15,813)	(205,031)
	7,272	$ 109,228	32,175	$ 388,930
Class K
Shares sold	165,660	$ 2,521,416	19,293	$ 254,307
Shares issued in reinvestment of distributions	1,153	16,391	187	2,298
Shares redeemed	(16,234)	(247,910)	(10,472)	(133,284)
	150,579	$ 2,289,897	9,008	$ 123,321
	162,987	$ 2,482,959	41,230	$ 512,874

	Year Ended 10/31/25		Period from 09/24/24(a) to 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2070 Fund
Institutional
Shares sold	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000
Investor A
Shares sold	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000
Class K
Shares sold	13,494	$ 146,015	180,010	$ 1,800,100
Shares redeemed	(134)	(1,553)	(10)	(100)
	13,360	$ 144,462	180,000	$ 1,800,000
	13,360	$ 144,462	200,000	$ 2,000,000

(a)	Commencement of operations.
As of October 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Class K
LifePath ESG Index Retirement Fund	20,255	20,271	364,526
LifePath ESG Index 2030 Fund	10,000	10,000	180,000
LifePath ESG Index 2035 Fund	10,000	10,000	180,000
LifePath ESG Index 2040 Fund	10,483	10,458	188,820
LifePath ESG Index 2045 Fund	10,000	10,000	180,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000
LifePath ESG Index 2070 Fund	10,000	10,000	180,000
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
79

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting BlackRock Funds III, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
BlackRock LifePath ESG Index Retirement Fund(1)
BlackRock LifePath ESG Index 2030 Fund(1)
BlackRock LifePath ESG Index 2035 Fund(1)
BlackRock LifePath ESG Index 2040 Fund(1)
BlackRock LifePath ESG Index 2045 Fund(1)
BlackRock LifePath ESG Index 2050 Fund(1)
BlackRock LifePath ESG Index 2055 Fund(1)
BlackRock LifePath ESG Index 2060 Fund(1)
BlackRock LifePath ESG Index 2065 Fund(1)
BlackRock LifePath ESG Index 2070 Fund(2)
(1) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2) Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and the period September 24, 2024 (commencement of operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
80
2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2025:
Fund Name	Qualified Dividend Income
LifePath ESG Index Retirement Fund	$ 37,468
LifePath ESG Index 2030 Fund	46,036
LifePath ESG Index 2035 Fund	45,677
LifePath ESG Index 2040 Fund	116,325
LifePath ESG Index 2045 Fund	93,544
LifePath ESG Index 2050 Fund	140,013
LifePath ESG Index 2055 Fund	83,784
LifePath ESG Index 2060 Fund	104,094
LifePath ESG Index 2065 Fund	64,816
LifePath ESG Index 2070 Fund	23,100
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended October 31, 2025:
Fund Name	Qualified Business Income
LifePath ESG Index Retirement Fund	$ 518
LifePath ESG Index 2030 Fund	631
LifePath ESG Index 2035 Fund	656
LifePath ESG Index 2040 Fund	1,452
LifePath ESG Index 2045 Fund	1,357
LifePath ESG Index 2050 Fund	1,564
LifePath ESG Index 2055 Fund	1,029
LifePath ESG Index 2060 Fund	1,126
LifePath ESG Index 2065 Fund	487
LifePath ESG Index 2070 Fund	273
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
LifePath ESG Index Retirement Fund	$ 23,401
LifePath ESG Index 2035 Fund	22,142
LifePath ESG Index 2040 Fund	56,147
LifePath ESG Index 2045 Fund	24,333
LifePath ESG Index 2050 Fund	39,074
LifePath ESG Index 2055 Fund	28,193
LifePath ESG Index 2060 Fund	26,251
LifePath ESG Index 2065 Fund	22,194
LifePath ESG Index 2070 Fund	11,033
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
LifePath ESG Index Retirement Fund	$ 18,329	$ 2,213
LifePath ESG Index 2030 Fund	20,591	2,327
LifePath ESG Index 2035 Fund	20,681	2,256
LifePath ESG Index 2040 Fund	54,220	6,677
LifePath ESG Index 2045 Fund	32,646	5,425
LifePath ESG Index 2050 Fund	80,179	7,459
LifePath ESG Index 2055 Fund	31,764	4,636
LifePath ESG Index 2060 Fund	53,658	5,672
LifePath ESG Index 2065 Fund	36,519	3,188
LifePath ESG Index 2070 Fund	12,585	1,521
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
Fund Name	Federal Obligation Interest
LifePath ESG Index Retirement Fund	$ 70,663
Important Tax Information
81

Important Tax Information (unaudited) (continued)

Fund Name	Federal Obligation Interest
LifePath ESG Index 2030 Fund	$ 50,927
LifePath ESG Index 2035 Fund	36,031
LifePath ESG Index 2040 Fund	54,358
LifePath ESG Index 2045 Fund	23,311
LifePath ESG Index 2050 Fund	9,129
LifePath ESG Index 2055 Fund	2,474
LifePath ESG Index 2060 Fund	1,576
LifePath ESG Index 2065 Fund	777
LifePath ESG Index 2070 Fund	1,748
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
LifePath ESG Index Retirement Fund	29.57%
LifePath ESG Index 2030 Fund	46.68
LifePath ESG Index 2035 Fund	58.57
LifePath ESG Index 2040 Fund	62.61
LifePath ESG Index 2045 Fund	90.43
LifePath ESG Index 2050 Fund	78.59
LifePath ESG Index 2055 Fund	100.00
LifePath ESG Index 2060 Fund	94.73
LifePath ESG Index 2065 Fund	77.40
LifePath ESG Index 2070 Fund	64.54
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
Fund Name	Interest Dividends
LifePath ESG Index Retirement Fund	$ 210,606
LifePath ESG Index 2030 Fund	148,230
LifePath ESG Index 2035 Fund	98,656
LifePath ESG Index 2040 Fund	136,699
LifePath ESG Index 2045 Fund	59,791
LifePath ESG Index 2050 Fund	26,909
LifePath ESG Index 2055 Fund	5,205
LifePath ESG Index 2060 Fund	3,241
LifePath ESG Index 2065 Fund	2,761
LifePath ESG Index 2070 Fund	3,864
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
LifePath ESG Index Retirement Fund	$ 196,164	$ 8,859
LifePath ESG Index 2030 Fund	138,346	147,910
LifePath ESG Index 2035 Fund	92,247	16,558
LifePath ESG Index 2040 Fund	128,065	283,541
LifePath ESG Index 2045 Fund	56,232	23,986
LifePath ESG Index 2050 Fund	25,461	15,500
LifePath ESG Index 2055 Fund	4,891	11,087
LifePath ESG Index 2060 Fund	3,026	9,552
LifePath ESG Index 2065 Fund	2,608	8,398
LifePath ESG Index 2070 Fund	3,800	—
82
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
83

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
400 Howard Street
San Francisco, CA 94105
84
2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath ESG Index Retirement Fund (“LifePath ESG Index Retirement Fund”), BlackRock LifePath ESG Index 2030 Fund (“LifePath ESG Index 2030 Fund”), BlackRock LifePath ESG Index 2035 Fund (“LifePath ESG Index 2035 Fund”), BlackRock LifePath ESG Index 2040 Fund (“LifePath ESG Index 2040 Fund”), BlackRock LifePath ESG Index 2045 Fund (“LifePath ESG Index 2045 Fund”), BlackRock LifePath ESG Index 2050 Fund (“LifePath ESG Index 2050 Fund”), BlackRock LifePath ESG Index 2055 Fund (“LifePath ESG Index 2055 Fund”), BlackRock LifePath ESG Index 2060 Fund (“LifePath ESG Index 2060 Fund”) and BlackRock LifePath ESG Index 2065 Fund (“LifePath ESG Index 2065 Fund”) (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
Disclosure of Investment Advisory Agreement
85

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year, three-year and since-inception periods reported, each of LifePath ESG Index 2055 Fund, LifePath ESG Index 2060 Fund and LifePath ESG Index 2065 Fund ranked in the first quartile against its Performance Peers.
The Board noted that for the one-year, three-year and since-inception periods reported, LifePath ESG Index 2050 Fund ranked in the first, second and first quartiles, respectively, against its Performance Peers.
The Board noted that for the one-year, three-year and since-inception periods reported, LifePath ESG Index 2045 Fund ranked in the second, second and first quartiles, respectively, against its Performance Peers.
The Board noted that for the one-year, three-year and since-inception periods reported, LifePath ESG Index Retirement Fund ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-year, three-year and since-inception periods reported, LifePath ESG Index 2040 Fund ranked in the third, second and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
86
2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

The Board noted that for the one-year, three-year and since-inception periods reported, LifePath ESG Index 2035 Fund ranked in the third, third and second quartiles, respectively against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for each of the one-year, three-year and since-inception periods reported, LifePath ESG Index 2030 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.
The Board also noted that each Fund’s contractual management fee rate ranked in the fourth quartile, and that each Fund’s actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to each Fund’s Expense Peers.
Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Disclosure of Investment Advisory Agreement
87

Disclosure of Investment Advisory Agreement (continued)

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
88
2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Glossary of Terms Used in these Financial Statements
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: December 22, 2025